UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21261

Rydex ETF Trust

(Exact name of registrant as specified in charter)
805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850

(Address of principal executive offices)		(Zip code)

Richard Goldman
Rydex ETF Trust
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-301-296-5100
Date of fiscal year end: October 31
Date of reporting period: January 31, 2011
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
Attached hereto.

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.8%

Aerospace & Defense 2.5%
Boeing Co.(The)	100,253	$6,965,578
General Dynamics Corp.	91,709	6,914,859
Goodrich Corp.	73,987	6,704,702
Honeywell International, Inc.	120,923	6,772,897
ITT Corp.	126,868	7,475,063
L-3 Communications Holdings, Inc.	91,175	7,134,444
Lockheed Martin Corp.	91,773	7,305,131
Northrop Grumman Corp.	100,012	6,930,832
Precision Castparts Corp.	46,437	6,640,027
Raytheon Co.	142,280	7,112,577
Rockwell Collins, Inc.	111,017	7,120,630
United Technologies Corp.	81,708	6,642,860

Total Aerospace & Defense		83,719,600

Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc.	81,518	6,284,223
Expeditors International of Washington, Inc.	113,431	5,747,549
FedEx Corp.	68,555	6,191,887
United Parcel Service, Inc. — Class B	87,549	6,270,259

Total Air Freight & Logistics		24,493,918

Airlines 0.2%
Southwest Airlines Co.	510,543	6,049,935

Total Airlines		6,049,935

Auto Components 0.4%
Goodyear Tire & Rubber Co.(The)*	549,244	6,525,019
Johnson Controls, Inc.	166,231	6,381,608

Total Auto Components		12,906,627

Automobiles 0.4%
Ford Motor Co.*	385,001	6,140,766
Harley-Davidson, Inc.	188,609	7,478,347

Total Automobiles		13,619,113

Beverages 1.3%
Brown-Forman Corp. — Class B	92,283	6,122,977
Coca-Cola Co.(The)	98,805	6,209,894
Coca-Cola Enterprises, Inc.	254,538	6,404,176
Constellation Brands, Inc. — Class A*	289,120	5,556,886
Dr Pepper Snapple Group, Inc.	173,874	6,160,356
Molson Coors Brewing Co. — Class B	126,946	5,949,959
PepsiCo, Inc.	98,205	6,315,564

Total Beverages		42,719,812

Biotechnology 1.1%
Amgen, Inc.*	113,975	6,277,743
Biogen Idec, Inc.*	95,089	6,225,477
Celgene Corp.*	109,849	5,660,519
Cephalon, Inc.*	102,232	6,039,866
Genzyme Corp.*	92,403	6,777,760
Gilead Sciences, Inc.*	170,692	6,551,159

Total Biotechnology		37,532,524

Building Products 0.2%
Masco Corp.	491,501	6,546,793

Total Building Products		6,546,793

Capital Markets 2.8%
Ameriprise Financial, Inc.	115,880	7,144,002
Bank of New York Mellon Corp.	219,418	6,852,424
Charles Schwab Corp.(The)	379,953	6,858,152
E*TRADE Financial Corp.*	427,361	7,077,098
Federated Investors, Inc. — Class B	243,735	6,600,344
Franklin Resources, Inc.	55,562	6,703,555
Goldman Sachs Group, Inc.(The)	39,246	6,421,431
Invesco Ltd.	285,529	7,063,987
Janus Capital Group, Inc.	519,017	6,700,509
Legg Mason, Inc.	181,104	5,999,976
Morgan Stanley	248,171	7,296,227
Northern Trust Corp.	118,057	6,136,603
State Street Corp.	141,305	6,601,770
T. Rowe Price Group, Inc.	103,059	6,793,649

Total Capital Markets		94,249,727

Chemicals 2.8%
Air Products & Chemicals, Inc.	72,870	6,357,908
Airgas, Inc.	102,179	6,403,558
CF Industries Holdings, Inc.	52,959	7,151,583
Dow Chemical Co.(The)	188,039	6,671,624
Du Pont (E.I.) de Nemours & Co.	130,541	6,615,818
Eastman Chemical Co.	80,320	7,458,515
Ecolab, Inc.	129,683	6,443,948
FMC Corp.	80,708	6,138,650
International Flavors & Fragrances, Inc.	116,888	6,668,460
Monsanto Co.	102,422	7,515,726
PPG Industries, Inc.	79,241	6,678,432
Praxair, Inc.	68,805	6,401,617
Sherwin-Williams Co.(The)	78,772	6,674,352
Sigma-Aldrich Corp.	96,318	6,130,641

Total Chemicals		93,310,832

Commercial Banks 2.9%
BB&T Corp.	244,670	6,762,679
Comerica, Inc.	158,734	6,063,639
Fifth Third Bancorp	463,727	6,895,620
First Horizon National Corp.*	604,834	6,852,769
Huntington Bancshares, Inc.	1,033,206	7,480,411
KeyCorp	797,272	7,095,721
M&T Bank Corp.	78,263	6,767,402
Marshall & Ilsley Corp.	1,082,837	7,569,031
PNC Financial Services Group, Inc.	110,508	6,630,480
Regions Financial Corp.	1,052,818	7,475,008
SunTrust Banks, Inc.	249,397	7,589,151
U.S. Bancorp	247,361	6,678,747
Wells Fargo & Co.	215,094	6,973,347
Zions Bancorp	289,331	6,822,425

Total Commercial Banks		97,656,430

Commercial Services & Supplies 1.5%
Avery Dennison Corp.	153,036	6,441,285
Cintas Corp.	219,366	6,155,410
Iron Mountain, Inc.	255,728	6,237,206
Pitney Bowes, Inc.	263,985	6,409,556
R.R. Donnelley & Sons Co.	367,952	6,520,109
Republic Services, Inc.	215,646	6,650,523
Stericycle, Inc.*	82,057	6,440,654
Waste Management, Inc.	178,085	6,744,079

Total Commercial Services & Supplies		51,598,822

Communications Equipment 1.7%
Cisco Systems, Inc.*	327,118	6,918,546
F5 Networks, Inc.*	48,141	5,217,522
Harris Corp.	138,453	6,443,603
JDS Uniphase Corp.*	452,152	7,673,019
Juniper Networks, Inc.*	175,996	6,532,971
Motorola Mobility Holdings, Inc.*	212,453	5,921,065
Motorola Solutions, Inc.*	177,538	6,883,148
QUALCOMM, Inc.	130,093	7,041,934
Tellabs, Inc.	967,989	5,130,342

Total Communications Equipment		57,762,150

Computers & Peripherals 1.6%
Apple, Inc.*	20,134	6,831,869

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011

		Market
	Shares	Value

Dell, Inc.*	484,171	$6,371,690
EMC Corp.*	284,044	7,069,855
Hewlett-Packard Co.	153,936	7,033,336
Lexmark International, Inc. — Class A*	182,444	6,356,349
NetApp, Inc.*	120,238	6,580,626
SanDisk Corp.*	132,642	6,017,968
Western Digital Corp.*	195,461	6,649,583

Total Computers & Peripherals		52,911,276

Construction & Engineering 0.7%
Fluor Corp.	102,211	7,071,979
Jacobs Engineering Group, Inc.*	151,885	7,802,333
Quanta Services, Inc.*	326,266	7,742,292

Total Construction & Engineering		22,616,604

Construction Materials 0.2%
Vulcan Materials Co.	136,520	5,810,291

Total Construction Materials		5,810,291

Consumer Finance 0.9%
American Express Co.	144,909	6,286,153
Capital One Financial Corp.	157,902	7,604,560
Discover Financial Services	348,716	7,180,063
SLM Corp.*	536,718	7,734,106

Total Consumer Finance		28,804,882

Containers & Packaging 0.8%
Ball Corp.	93,890	6,678,396
Bemis Co., Inc.	196,752	6,404,277
Owens-Illinois, Inc.*	213,594	6,298,887
Sealed Air Corp.	258,375	6,896,029

Total Containers & Packaging		26,277,589

Distributors 0.2%
Genuine Parts Co.	126,067	6,523,967

Total Distributors		6,523,967

Diversified Consumer Services 0.6%
Apollo Group, Inc. — Class A*	168,136	6,938,973
DeVry, Inc.	143,491	7,477,316
H&R Block, Inc.	497,825	6,232,769

Total Diversified Consumer Services		20,649,058

Diversified Financial Services 1.9%
Bank of America Corp.	515,672	7,080,176
Citigroup, Inc.*	1,405,861	6,776,250
CME Group, Inc.	20,072	6,193,416
IntercontinentalExchange, Inc.*	54,985	6,625,143
JPMorgan Chase & Co.	161,436	7,254,934
Leucadia National Corp.	227,898	7,411,243
Moody’s Corp.	241,045	7,079,492
Nasdaq OMX Group (The)*	275,222	6,737,435
NYSE Euronext	217,741	6,926,341

Total Diversified Financial Services		62,084,430

Diversified Telecommunication Services 1.1%
AT&T, Inc.	220,896	6,079,058
CenturyTel, Inc.	142,133	6,145,831
Frontier Communications Corp.	685,095	6,282,321
Qwest Communications International, Inc.	865,742	6,172,740
Verizon Communications, Inc.	185,793	6,617,947
Windstream Corp.	457,087	5,855,285

Total Diversified Telecommunication Services		37,153,182

Electric Utilities 2.8%
Allegheny Energy, Inc.	275,740	7,108,577
American Electric Power Co., Inc.	179,133	6,391,465
Duke Energy Corp.	365,604	6,537,000
Edison International	167,929	6,092,464
Entergy Corp.	91,674	6,616,113
Exelon Corp.	157,673	6,702,679
FirstEnergy Corp.	179,215	7,010,891
NextEra Energy, Inc.	126,028	6,737,457
Northeast Utilities	202,851	6,677,855
Pepco Holdings, Inc.	352,265	6,541,561
Pinnacle West Capital Corp.	156,006	6,351,004
PPL Corp.	251,357	6,482,497
Progress Energy, Inc.	147,547	6,627,811
Southern Co.	170,826	6,426,474

Total Electric Utilities		92,303,848

Electrical Equipment 0.6%
Emerson Electric Co.	110,038	6,479,037
Rockwell Automation, Inc.	89,627	7,260,683
Roper Industries, Inc.	82,346	6,397,461

Total Electrical Equipment		20,137,181

Electronic Equipment, Instruments & Components 1.1%
Amphenol Corp. — Class A	121,475	6,722,426
Corning, Inc.	344,300	7,646,903
FLIR Systems, Inc.*	230,214	7,145,843
Jabil Circuit, Inc.	378,289	7,645,221
Molex, Inc.	283,657	7,417,630

Total Electronic Equipment, Instruments & Components		36,578,023

Energy Equipment & Services 2.4%
Baker Hughes, Inc.	116,371	7,972,577
Cameron International Corp.*	130,291	6,944,510
Diamond Offshore Drilling, Inc.	101,270	7,262,072
FMC Technologies, Inc.*	73,009	6,862,846
Halliburton Co.	160,368	7,216,560
Helmerich & Payne, Inc.	132,628	7,789,242
Nabors Industries, Ltd.*	293,943	7,172,209
National-Oilwell Varco, Inc.	102,395	7,566,991
Noble Corp.	174,286	6,666,440
Rowan Cos., Inc.*	191,010	6,547,823
Schlumberger, Ltd.	79,561	7,080,133

Total Energy Equipment & Services		79,081,403

Food & Staples Retailing 1.7%
Costco Wholesale Corp.	89,536	6,432,266
CVS Caremark Corp.	186,862	6,390,680
Kroger Co.(The)	299,030	6,399,242
Safeway, Inc.	300,587	6,219,145
SUPERVALU, Inc.	739,599	5,391,677
Sysco Corp.	220,392	6,422,223
Wal-Mart Stores, Inc.	118,216	6,628,371
Walgreen Co.	171,184	6,922,681
Whole Foods Market, Inc.	129,864	6,715,268

Total Food & Staples Retailing		57,521,553

Food Products 2.9%
Archer-Daniels-Midland Co.	212,835	6,953,319
Campbell Soup Co.	183,918	6,278,961
ConAgra Foods, Inc.	287,744	6,425,324
Dean Foods Co.*	798,239	8,102,126
General Mills, Inc.	176,504	6,138,809
H.J. Heinz Co.	127,485	6,055,537
Hershey Co.(The)	134,326	6,271,681
Hormel Foods Corp.	125,687	6,208,938
J.M. Smucker Co.(The)	98,524	6,124,252
Kellogg Co.	126,257	6,350,727
Kraft Foods, Inc. — Class A	204,011	6,236,616
McCormick & Co., Inc.	136,283	6,023,709
Mead Johnson Nutrition Co.	103,727	6,013,054
Sara Lee Corp.	393,427	6,676,456
Tyson Foods, Inc. — Class A	369,585	6,079,673

Total Food Products		95,939,182

2

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011

		Market
	Shares	Value

Gas Utilities 0.4%
Nicor, Inc.	128,851	$6,503,110
Oneok, Inc.	119,876	7,059,498

Total Gas Utilities		13,562,608

Health Care Equipment & Supplies 2.4%
Baxter International, Inc.	124,278	6,026,240
Becton, Dickinson & Co.	76,156	6,317,140
Boston Scientific Corp.*	892,927	6,232,630
C.R. Bard, Inc.	68,107	6,425,895
CareFusion Corp.*	265,350	6,827,456
Dentsply International, Inc.	188,681	6,694,402
Intuitive Surgical, Inc.*	24,546	7,926,149
Medtronic, Inc.	178,310	6,832,839
St Jude Medical, Inc.*	153,501	6,216,791
Stryker Corp.	118,746	6,835,020
Varian Medical Systems, Inc.*	92,554	6,253,874
Zimmer Holdings, Inc.*	119,277	7,056,427

Total Health Care Equipment & Supplies		79,644,863

Health Care Providers & Services 3.3%
Aetna, Inc.	213,637	7,037,203
AmerisourceBergen Corp.	197,511	7,082,744
Cardinal Health, Inc.	169,938	7,054,126
CIGNA Corp.	177,637	7,464,307
Coventry Health Care, Inc.*	242,287	7,261,341
DaVita, Inc.*	92,623	6,840,209
Express Scripts, Inc.*	118,208	6,658,657
Humana, Inc.*	117,290	6,799,301
Laboratory Corp. of America Holdings*	72,939	6,557,945
McKesson Corp.	94,071	7,071,317
Medco Health Solutions, Inc.*	103,788	6,333,144
Patterson Cos., Inc.	208,813	6,903,358
Quest Diagnostics, Inc.	119,967	6,832,121
Tenet Healthcare Corp.*	973,490	6,473,708
UnitedHealth Group, Inc.	181,378	7,445,567
WellPoint, Inc.*	115,281	7,161,256

Total Health Care Providers & Services		110,976,304

Health Care Technology 0.2%
Cerner Corp.*	68,538	6,774,981

Total Health Care Technology		6,774,981

Hotels, Restaurants & Leisure 1.9%
Carnival Corp.	151,781	6,786,128
Darden Restaurants, Inc.	129,882	6,118,741
International Game Technology	394,569	6,774,750
Marriott International, Inc. — Class A	156,436	6,177,658
McDonald’s Corp.	84,174	6,201,099
Starbucks Corp.	198,118	6,246,660
Starwood Hotels & Resorts Worldwide, Inc.	108,271	6,384,741
Wyndham Worldwide Corp.	214,788	6,041,986
Wynn Resorts Ltd.	61,175	7,116,488
Yum! Brands, Inc.	129,063	6,034,986

Total Hotels, Restaurants & Leisure		63,883,237

Household Durables 1.8%
D.R. Horton, Inc.	573,757	7,108,849
Fortune Brands, Inc.	104,836	6,466,284
Harman International Industries, Inc.*	135,654	5,876,531
Leggett & Platt, Inc.	282,456	6,363,734
Lennar Corp. — Class A	375,346	7,266,699
Newell Rubbermaid, Inc.	362,654	6,981,090
Pulte Homes, Inc.*	937,861	7,399,723
Stanley Black & Decker, Inc.	102,149	7,424,189
Whirlpool Corp.	72,121	6,166,346

Total Household Durables		61,053,445

Household Products 0.8%
Clorox Co.	103,417	6,503,895
Colgate-Palmolive Co.	79,570	6,108,589
Kimberly-Clark Corp.	103,753	6,715,932
Procter & Gamble Co.	100,102	6,319,439

Total Household Products		25,647,855

Independent Power Producers & Energy Traders 0.6%
AES Corp.(The)*	570,726	7,077,002
Constellation Energy Group, Inc.	226,919	7,318,138
NRG Energy, Inc.*	352,451	7,313,358

Total Independent Power Producers & Energy Traders		21,708,498

Industrial Conglomerates 0.8%
3M Co.	74,737	6,570,877
General Electric Co.	363,409	7,319,057
Textron, Inc.	276,558	7,270,710
Tyco International Ltd.	152,669	6,844,151

Total Industrial Conglomerates		28,004,795

Insurance 4.3%
ACE Ltd.	105,064	6,470,892
AFLAC, Inc.	117,410	6,760,468
Allstate Corp.	206,726	6,437,448
American International Group, Inc.*	145,314	5,863,420
Aon Corp.	145,082	6,636,051
Assurant, Inc.	172,451	6,765,253
Berkshire Hathaway, Inc. — Class B*	80,819	6,606,953
Chubb Corp.	108,250	6,270,922
Cincinnati Financial Corp.	200,911	6,437,188
Genworth Financial, Inc. — Class A*	504,408	6,844,817
Hartford Financial Services Group, Inc.	249,818	6,939,944
Lincoln National Corp.	230,097	6,635,997
Loews Corp.	167,110	6,692,755
Marsh & McLennan Cos., Inc.	240,257	6,698,365
MetLife, Inc.	148,108	6,778,903
Principal Financial Group, Inc.	199,553	6,539,352
Progressive Corp.	326,818	6,474,265
Prudential Financial, Inc.	112,517	6,920,921
Torchmark Corp.	107,073	6,670,648
Travelers Cos., Inc.(The)	116,669	6,563,798
Unum Group	272,976	6,808,021
XL Group PLC	298,621	6,844,393

Total Insurance		145,660,774

Internet & Catalog Retail 0.8%
Amazon.com, Inc.*	36,250	6,149,450
Expedia, Inc.	248,305	6,247,354
Netflix, Inc.*	35,561	7,612,899
Priceline.com, Inc.*	16,157	6,923,597

Total Internet & Catalog Retail		26,933,300

Internet Software & Services 1.1%
Akamai Technologies, Inc.*	129,099	6,238,064
eBay, Inc.*	211,674	6,426,422
Google, Inc. — Class A*	10,916	6,553,530
Monster Worldwide, Inc.*	261,373	4,351,860
VeriSign, Inc.	189,272	6,369,003
Yahoo!, Inc.*	391,259	6,307,095

Total Internet Software & Services		36,245,974

IT Services 2.7%
Automatic Data Processing, Inc.	137,845	6,602,775
Cognizant Technology Solutions Corp. — Class A*	91,677	6,687,837
Computer Sciences Corp.	133,590	7,119,011
Fidelity National Information Services, Inc.	232,042	7,061,038
Fiserv, Inc.*	107,015	6,610,317

3

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011

		Market
	Shares	Value

International Business Machines Corp.	44,674	$7,237,188
Mastercard, Inc. — Class A	28,903	6,835,849
Paychex, Inc.	209,776	6,712,832
SAIC, Inc.*	417,019	6,910,005
Teradata Corp.*	150,583	6,473,563
Total System Services, Inc.	421,284	7,334,554
Visa, Inc. — Class A	96,138	6,715,239
Western Union Co.	353,092	7,160,706

Total IT Services		89,460,914

Leisure Equipment & Products 0.3%
Hasbro, Inc.	131,080	5,779,317
Mattel, Inc.	254,512	6,026,844

Total Leisure Equipment & Products		11,806,161

Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.*	162,390	6,792,774
Life Technologies Corp.*	115,471	6,268,920
PerkinElmer, Inc.	249,284	6,376,685
Thermo Fisher Scientific, Inc.*	116,600	6,677,682
Waters Corp.*	80,230	6,128,770

Total Life Sciences Tools & Services		32,244,831

Machinery 2.6%
Caterpillar, Inc.	69,275	6,720,368
Cummins, Inc.	59,498	6,299,648
Danaher Corp.	137,990	6,355,819
Deere & Co.	78,492	7,134,923
Dover Corp.	111,962	7,176,764
Eaton Corp.	64,011	6,910,628
Flowserve Corp.	55,644	6,954,944
Illinois Tool Works, Inc.	124,989	6,685,662
Ingersoll-Rand PLC	138,891	6,555,655
PACCAR, Inc.	112,573	6,359,249
Pall Corp.	128,813	7,137,528
Parker-Hannifin Corp.	75,655	6,764,313
Snap-on, Inc.	112,634	6,378,463

Total Machinery		87,433,964

Media 3.1%
Cablevision Systems Corp. — Class A	186,052	6,297,860
CBS Corp. — Class B	358,310	7,105,287
Comcast Corp. — Class A	298,337	6,787,167
DIRECTV — Class A*	163,204	6,918,218
Discovery Communications, Inc. — Class A*	153,061	5,969,379
Gannett Co., Inc.	414,527	6,110,128
Interpublic Group of Cos., Inc.*	590,418	6,311,568
McGraw-Hill Cos., Inc.	176,645	6,885,622
News Corp. — Class A	447,125	6,715,818
Omnicom Group, Inc.	140,348	6,298,818
Scripps Networks Interactive — Class A	125,928	5,855,652
Time Warner Cable, Inc.	99,973	6,781,169
Time Warner, Inc.	206,568	6,496,564
Viacom, Inc. — Class B	167,110	6,943,420
Walt Disney Co.(The)	174,460	6,781,260
Washington Post Co. — Class B	15,299	6,553,327

Total Media		104,811,257

Metals & Mining 1.8%
AK Steel Holding Corp.	419,715	6,673,468
Alcoa, Inc.	446,448	7,397,643
Allegheny Technologies, Inc.	119,463	7,787,793
Cliffs Natural Resources, Inc.	85,273	7,287,431
Freeport-McMoRan Copper & Gold, Inc.	57,911	6,297,821
Newmont Mining Corp.	107,840	5,938,749
Nucor Corp.	145,590	6,684,037
Titanium Metals Corp.*	378,775	7,139,909
United States Steel Corp.	112,798	6,505,061

Total Metals & Mining		61,711,912

Multi-Utilities 2.9%
Ameren Corp.	227,776	6,462,005
CenterPoint Energy, Inc.	406,155	6,559,403
CMS Energy Corp.	339,634	6,622,863
Consolidated Edison, Inc.	130,329	6,504,720
Dominion Resources, Inc.	152,591	6,643,812
DTE Energy Co.	141,594	6,550,139
Integrys Energy Group, Inc.	130,890	6,229,055
NiSource, Inc.	374,392	6,971,179
PG&E Corp.	134,835	6,240,164
Public Service Enterprise Group, Inc.	202,640	6,571,615
SCANA Corp.	158,471	6,698,569
Sempra Energy	124,350	6,474,905
TECO Energy, Inc.	371,871	6,846,145
Wisconsin Energy Corp.	109,819	6,620,988
Xcel Energy, Inc.	272,544	6,423,862

Total Multi-Utilities		98,419,424

Multiline Retail 1.5%
Big Lots, Inc.*	223,647	7,109,738
Family Dollar Stores, Inc.	130,071	5,525,416
J.C. Penney Co., Inc.	196,424	6,299,318
Kohl’s Corp.*	119,135	6,049,675
Macy’s, Inc.	250,922	5,808,844
Nordstrom, Inc.	152,561	6,282,462
Sears Holdings Corp.*	94,709	7,138,217
Target Corp.	109,349	5,995,606

Total Multiline Retail		50,209,276

Office Electronics 0.2%
Xerox Corp.	546,893	5,808,004

Total Office Electronics		5,808,004

Oil, Gas & Consumable Fuels 6.5%
Anadarko Petroleum Corp.	95,947	7,395,595
Apache Corp.	55,334	6,604,666
Cabot Oil & Gas Corp.	179,306	7,464,509
Chesapeake Energy Corp.	274,049	8,092,667
Chevron Corp.	72,530	6,885,273
ConocoPhillips	98,373	7,029,735
CONSOL Energy, Inc.	150,143	7,462,107
Denbury Resources, Inc.*	343,657	6,993,420
Devon Energy Corp.	88,049	7,809,066
El Paso Corp.	483,819	7,683,046
EOG Resources, Inc.	71,323	7,588,054
EQT Corp.	147,987	7,131,494
Exxon Mobil Corp.	89,407	7,213,357
Hess Corp.	86,721	7,294,971
Marathon Oil Corp.	183,607	8,390,840
Massey Energy Co.	127,347	8,005,032
Murphy Oil Corp.	91,226	6,048,284
Newfield Exploration Co.*	90,105	6,592,983
Noble Energy, Inc.	76,565	6,975,071
Occidental Petroleum Corp.	68,077	6,581,684
Peabody Energy Corp.	106,344	6,744,336
Pioneer Natural Resources Co.	75,655	7,199,330
QEP Resources, Inc.	175,598	7,136,303
Range Resources Corp.	152,742	7,617,244
Southwestern Energy Co.*	180,961	7,147,959
Spectra Energy Corp.	263,815	6,919,867
Sunoco, Inc.	164,752	6,993,722
Tesoro Corp.*	375,488	7,228,144
Valero Energy Corp.	303,100	7,686,616
Williams Cos., Inc.(The)	272,976	7,367,622

Total Oil, Gas & Consumable Fuels		217,282,997

4

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011

		Market
	Shares	Value

Paper & Forest Products 0.4%
International Paper Co.	253,366	$7,317,210
MeadWestvaco Corp.	257,646	7,376,405

Total Paper & Forest Products		14,693,615

Personal Products 0.4%
Avon Products, Inc.	224,112	6,344,611
Estee Lauder Cos., Inc. — Class A	82,397	6,632,958

Total Personal Products		12,977,569

Pharmaceuticals 2.1%
Abbott Laboratories	133,015	6,006,958
Allergan, Inc.	91,145	6,435,749
Bristol-Myers Squibb Co.	241,696	6,085,905
Eli Lilly & Co.	183,582	6,383,146
Forest Laboratories, Inc.*	192,313	6,204,017
Hospira, Inc.*	112,686	6,223,648
Johnson & Johnson, Inc.	103,477	6,184,820
Merck & Co., Inc.	175,318	5,815,298
Mylan, Inc.*	302,665	7,009,722
Pfizer, Inc.	375,087	6,834,085
Watson Pharmaceuticals, Inc.*	125,337	6,833,373

Total Pharmaceuticals		70,016,721

Professional Services 0.6%
Dun & Bradstreet Corp.	79,651	6,766,352
Equifax, Inc.	181,072	6,467,892
Robert Half International, Inc.	213,697	6,701,538

Total Professional Services		19,935,782

Real Estate Investment Trusts (REITs) 3.2%
Apartment Investment & Management Co. — Class A	263,677	6,739,584
AvalonBay Communities, Inc.	59,908	6,945,135
Boston Properties, Inc.	78,643	7,421,540
Equity Residential	130,421	7,067,514
HCP, Inc.	188,742	7,000,441
Health Care REIT, Inc.	145,392	7,135,839
Host Hotels & Resorts, Inc.	381,192	7,055,864
Kimco Realty Corp.	388,322	7,024,745
Plum Creek Timber Co., Inc.	181,370	7,593,962
ProLogis	469,076	6,998,614
Public Storage, Inc.	66,279	7,223,085
Simon Property Group, Inc.	68,176	6,916,455
Ventas, Inc.	131,731	7,305,801
Vornado Realty Trust	80,664	7,105,692
Weyerhaeuser Co.	358,809	8,317,193

Total Real Estate Investment Trusts (REITs)		107,851,464

Real Estate Management & Development 0.2%
CB Richard Ellis Group, Inc. — Class A*	315,726	7,005,960

Total Real Estate Management & Development		7,005,960

Road & Rail 0.8%
CSX Corp.	100,951	7,127,141
Norfolk Southern Corp.	102,538	6,274,300
Ryder System, Inc.	129,024	6,203,474
Union Pacific Corp.	69,973	6,621,545

Total Road & Rail		26,226,460

Semiconductors & Semiconductor Equipment 4.1%
Advanced Micro Devices, Inc.*	804,022	6,295,492
Altera Corp.	175,906	6,608,788
Analog Devices, Inc.	173,212	6,725,822
Applied Materials, Inc.	482,411	7,569,029
Broadcom Corp. — Class A	145,432	6,557,529
First Solar, Inc.*	47,648	7,365,428
Intel Corp.	303,139	6,505,363
KLA-Tencor Corp.	162,706	7,172,080
Linear Technology Corp.	186,905	6,502,425
LSI Corp.*	1,078,037	6,673,049
MEMC Electronic Materials, Inc.*	587,463	6,514,965
Microchip Technology, Inc.	187,519	6,838,818
Micron Technology, Inc.*	801,768	8,450,635
National Semiconductor Corp.	473,657	7,180,640
Novellus Systems, Inc.*	195,712	7,059,332
NVIDIA Corp.*	451,832	10,807,821
Teradyne, Inc.*	467,900	7,804,572
Texas Instruments, Inc.	197,988	6,713,773
Xilinx, Inc.	225,419	7,258,492

Total Semiconductors & Semiconductor Equipment		136,604,053

Software 2.9%
Adobe Systems, Inc.*	226,367	7,481,429
Autodesk, Inc.*	166,772	6,784,285
BMC Software, Inc.*	132,490	6,319,773
CA, Inc.	259,761	6,182,312
Citrix Systems, Inc.*	93,361	5,898,548
Compuware Corp.*	549,631	5,892,044
Electronic Arts, Inc.*	406,885	6,343,337
Intuit, Inc.*	130,904	6,143,325
McAfee, Inc.*	138,733	6,645,311
Microsoft Corp.	230,746	6,397,433
Novell, Inc.*	1,076,277	6,479,187
Oracle Corp.	213,130	6,826,554
Red Hat, Inc.*	134,038	5,538,450
Salesforce.com, Inc.*	46,950	6,063,123
Symantec Corp.*	374,136	6,588,535

Total Software		95,583,646

Specialty Retail 3.3%
Abercrombie & Fitch Co. — Class A	115,923	5,843,678
AutoNation, Inc.*	235,643	6,765,310
AutoZone, Inc.*	23,977	6,078,889
Bed Bath & Beyond, Inc.*	135,184	6,488,832
Best Buy Co., Inc.	186,642	6,345,828
CarMax, Inc.*	184,258	6,016,024
GameStop Corp. — Class A*	297,440	6,267,061
Gap, Inc.(The)	303,910	5,856,346
Home Depot, Inc.	183,857	6,760,422
Limited Brands, Inc.	208,835	6,106,335
Lowe’s Cos., Inc.	253,818	6,294,686
O’Reilly Automotive, Inc.*	102,439	5,821,608
RadioShack Corp.	348,217	5,275,488
Ross Stores, Inc.	100,930	6,580,636
Staples, Inc.	284,127	6,338,873
Tiffany & Co.	99,912	5,807,885
TJX Cos., Inc.	147,466	6,988,414
Urban Outfitters, Inc.*	176,145	5,957,224

Total Specialty Retail		111,593,539

Textiles, Apparel & Luxury Goods 0.7%
Coach, Inc.	111,518	6,032,009
NIKE, Inc. — Class B	72,341	5,966,686
Polo Ralph Lauren Corp.	57,002	6,109,474
V.F. Corp.	73,211	6,056,014

Total Textiles, Apparel & Luxury Goods		24,164,183

Thrifts & Mortgage Finance 0.4%
Hudson City Bancorp, Inc.	516,978	5,676,418
People’s United Financial, Inc.	478,526	6,177,771

Total Thrifts & Mortgage Finance		11,854,189

Tobacco 0.7%
Altria Group, Inc.	258,694	6,081,896
Lorillard, Inc.	78,112	5,877,147
Philip Morris International, Inc.	108,142	6,190,048

5

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2011

		Market
	Shares	Value

Reynolds American, Inc.	200,226	$6,369,189

Total Tobacco		24,518,280

Trading Companies & Distributors 0.4%
Fastenal Co.	109,116	6,335,275
W.W. Grainger, Inc.	47,195	6,204,727

Total Trading Companies & Distributors		12,540,002

Wireless Telecommunication Services 0.6%
American Tower Corp. — Class A*	129,191	6,570,654
MetroPCS Communications, Inc.*	525,638	6,796,500
Sprint Nextel Corp.*	1,548,580	6,999,583

Total Wireless Telecommunication Services		20,366,737

Total Common Stocks (Cost $3,029,526,829)		3,341,776,326

SHORT TERM INVESTMENTS 0.2%

SSgA Government Money Market Fund	6,199,000	6,199,000

Total Short Term Investments (Cost $6,199,000)		6,199,000

Total Investments 100.0%(a) (Cost $3,035,725,829)		3,347,975,326

Other Assets in Excess of Liabilities— 0.0%(b)		1,179,051

Net Assets — 100.0%		$3,349,154,377

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

(b)	Amount represents less than 0.05% of net assets.

6

RYDEX RUSSELL TOP 50 ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.8%

Aerospace & Defense 2.2%
Boeing Co.(The)	48,790	$3,389,929
United Technologies Corp.	59,970	4,875,561

Total Aerospace & Defense		8,265,490

Air Freight & Logistics 0.9%
United Parcel Service, Inc. — Class B	45,900	3,287,358

Total Air Freight & Logistics		3,287,358

Beverages 4.1%
Coca-Cola Co.(The)	135,389	8,509,199
PepsiCo, Inc.	103,659	6,666,310

Total Beverages		15,175,509

Biotechnology 0.9%
Amgen, Inc.*	61,570	3,391,276

Total Biotechnology		3,391,276

Capital Markets 1.5%
Goldman Sachs Group, Inc.(The)	33,090	5,414,186

Total Capital Markets		5,414,186

Commercial Banks 3.7%
U.S. Bancorp	123,209	3,326,643
Wells Fargo & Co.	312,778	10,140,263

Total Commercial Banks		13,466,906

Communications Equipment 3.7%
Cisco Systems, Inc.*	367,087	7,763,890
QUALCOMM, Inc.	105,439	5,707,413

Total Communications Equipment		13,471,303

Computers & Peripherals 7.2%
Apple, Inc.*	58,490	19,846,827
Hewlett-Packard Co.	140,560	6,422,186

Total Computers & Peripherals		26,269,013

Consumer Finance 0.8%
American Express Co.	67,409	2,924,202

Total Consumer Finance		2,924,202

Diversified Financial Services 7.3%
Bank of America Corp.	644,865	8,853,997
Citigroup, Inc.*	1,359,749	6,553,990
JPMorgan Chase & Co.	255,728	11,492,416

Total Diversified Financial Services		26,900,403

Diversified Telecommunication Services 4.6%
AT&T, Inc.	379,797	10,452,014
Verizon Communications, Inc.	181,689	6,471,762

Total Diversified Telecommunication Services		16,923,776

Energy Equipment & Services 2.1%
Schlumberger, Ltd.	87,799	7,813,233

Total Energy Equipment & Services		7,813,233

Food & Staples Retailing 2.7%
CVS Caremark Corp.	87,469	2,991,440
Wal-Mart Stores, Inc.	124,549	6,983,462

Total Food & Staples Retailing		9,974,902

Food Products 0.9%
Kraft Foods, Inc. — Class A	103,099	3,151,736

Total Food Products		3,151,736

Health Care Equipment & Supplies 0.9%
Alcon, Inc.	4,460	726,355
Medtronic, Inc.	70,799	2,713,018

Total Health Care Equipment & Supplies		3,439,373

Hotels, Restaurants & Leisure 1.4%
McDonald’s Corp.	69,149	5,094,207

Total Hotels, Restaurants & Leisure		5,094,207

Household Products 3.2%
Procter & Gamble Co.	185,109	11,685,931

Total Household Products		11,685,931

Industrial Conglomerates 4.9%
3M Co.	45,830	4,029,374
General Electric Co.	686,235	13,820,773

Total Industrial Conglomerates		17,850,147

Insurance 2.5%
Berkshire Hathaway, Inc. — Class B*	111,159	9,087,248

Total Insurance		9,087,248

Internet & Catalog Retail 1.0%
Amazon.com, Inc.*	22,490	3,815,204

Total Internet & Catalog Retail		3,815,204

Internet Software & Services 2.6%
Google, Inc. — Class A*	15,660	9,401,638

Total Internet Software & Services		9,401,638

IT Services 4.2%
International Business Machines Corp.	82,419	13,351,878
Visa, Inc. — Class A	30,010	2,096,199

Total IT Services		15,448,077

Media 2.4%
Comcast Corp. — Class A	180,819	4,113,632
Walt Disney Co.(The)	125,889	4,893,306

Total Media		9,006,938

Oil, Gas & Consumable Fuels 13.8%
Chevron Corp.	129,109	12,256,318
ConocoPhillips	95,659	6,835,792
Exxon Mobil Corp.	327,577	26,428,912
Occidental Petroleum Corp.	52,200	5,046,696

Total Oil, Gas & Consumable Fuels		50,567,718

Pharmaceuticals 8.5%
Abbott Laboratories	99,209	4,480,278
Johnson & Johnson, Inc.	177,279	10,595,966
Merck & Co., Inc.	200,428	6,648,197
Pfizer, Inc.	518,446	9,446,086

Total Pharmaceuticals		31,170,527

Semiconductors & Semiconductor Equipment 2.1%
Intel Corp.	357,627	7,674,675

Total Semiconductors & Semiconductor Equipment		7,674,675

Software 5.9%
Microsoft Corp.	492,316	13,649,461
Oracle Corp.	244,858	7,842,802

Total Software		21,492,263

Specialty Retail 1.1%
Home Depot, Inc.	108,839	4,002,010

Total Specialty Retail		4,002,010

Tobacco 2.7%
Altria Group, Inc.	133,859	3,147,025
Philip Morris International, Inc.	119,029	6,813,220

Total Tobacco		9,960,245

Total Common Stocks (Cost $385,923,481)		366,125,494

RYDEX RUSSELL TOP 50 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2011

		Market
	Shares	Value

SHORT TERM INVESTMENTS 0.3%

SSgA Government Money Market Fund	1,059,469	$1,059,469

Total Short Term Investments (Cost $1,059,469)		1,059,469

Total Investments 100.1%(a) (Cost $386,982,950)		367,184,963

Liabilities in Excess of Other Assets — (0.1)%		(259,268)

Net Assets — 100.0%		$366,925,695

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

2

RYDEX S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.7%

Aerospace & Defense 1.8%
L-3 Communications Holdings, Inc.	9,575	$749,244
Northrop Grumman Corp.	8,130	563,409

Total Aerospace & Defense		1,312,653

Auto Components 0.4%
Goodyear Tire & Rubber Co.(The)*	24,310	288,803

Total Auto Components		288,803

Building Products 0.5%
Masco Corp.	28,496	379,567

Total Building Products		379,567

Capital Markets 1.5%
Goldman Sachs Group, Inc.(The)	1,850	302,697
Legg Mason, Inc.	11,090	367,412
Morgan Stanley	13,665	401,751

Total Capital Markets		1,071,860

Commercial Banks 3.0%
BB&T Corp.	15,760	435,606
Fifth Third Bancorp	36,056	536,153
PNC Financial Services Group, Inc.	6,315	378,900
Regions Financial Corp.	60,926	432,574
SunTrust Banks, Inc.	13,020	396,199

Total Commercial Banks		2,179,432

Commercial Services & Supplies 1.0%
R.R. Donnelley & Sons Co.	41,781	740,359

Total Commercial Services & Supplies		740,359

Computers & Peripherals 0.3%
Dell, Inc.*	18,640	245,302

Total Computers & Peripherals		245,302

Construction & Engineering 1.4%
Jacobs Engineering Group, Inc.*	12,270	630,310
Quanta Services, Inc.*	17,150	406,969

Total Construction & Engineering		1,037,279

Consumer Finance 2.2%
Capital One Financial Corp.	19,365	932,619
Discover Financial Services	14,375	295,981
SLM Corp.*	26,790	386,044

Total Consumer Finance		1,614,644

Containers & Packaging 0.4%
Sealed Air Corp.	11,480	306,401

Total Containers & Packaging		306,401

Diversified Financial Services 4.1%
Bank of America Corp.	75,167	1,032,043
Citigroup, Inc.*	107,338	517,369
JPMorgan Chase & Co.	11,950	537,033
Nasdaq OMX Group (The)*	21,506	526,467
NYSE Euronext	10,390	330,506

Total Diversified Financial Services		2,943,418

Electric Utilities 5.2%
Allegheny Energy, Inc.	16,660	429,495
American Electric Power Co., Inc.	9,565	341,279
Duke Energy Corp.	17,115	306,016
Edison International	10,410	377,675
Entergy Corp.	3,485	251,512
FirstEnergy Corp.	13,330	521,470
Northeast Utilities	8,410	276,857
Pepco Holdings, Inc.	49,746	923,783
Progress Energy, Inc.	6,850	307,702

Total Electric Utilities		3,735,789

Electronic Equipment, Instruments & Components 1.4%
Jabil Circuit, Inc.	50,311	1,016,785

Total Electronic Equipment, Instruments & Components		1,016,785

Energy Equipment & Services 0.5%
Rowan Cos., Inc.*	10,960	375,709

Total Energy Equipment & Services		375,709

Food & Staples Retailing 6.9%
Costco Wholesale Corp.	7,350	528,024
CVS Caremark Corp.	23,796	813,823
Kroger Co.(The)	29,946	640,845
Safeway, Inc.	24,155	499,767
SUPERVALU, Inc.	187,340	1,365,709
Sysco Corp.	11,015	320,977
Wal-Mart Stores, Inc.	6,270	351,559
Walgreen Co.	10,935	442,211

Total Food & Staples Retailing		4,962,915

Food Products 6.1%
Archer-Daniels-Midland Co.	36,747	1,200,525
ConAgra Foods, Inc.	12,595	281,246
Dean Foods Co.*	174,179	1,767,917
Tyson Foods, Inc. — Class A	69,156	1,137,616

Total Food Products		4,387,304

Gas Utilities 1.0%
Nicor, Inc.	5,935	299,540
Oneok, Inc.	7,315	430,780

Total Gas Utilities		730,320

Health Care Equipment & Supplies 0.9%
Boston Scientific Corp.*	40,591	283,325
CareFusion Corp.*	13,395	344,654

Total Health Care Equipment & Supplies		627,979

Health Care Providers & Services 9.6%
Aetna, Inc.	29,211	962,210
Cardinal Health, Inc.	21,191	879,639
Coventry Health Care, Inc.*	48,096	1,441,437
Humana, Inc.*	17,215	997,954
McKesson Corp.	12,830	964,431
UnitedHealth Group, Inc.	15,365	630,733
WellPoint, Inc.*	16,660	1,034,919

Total Health Care Providers & Services		6,911,323

Household Durables 2.1%
D.R. Horton, Inc.	46,116	571,377
Whirlpool Corp.	10,835	926,393

Total Household Durables		1,497,770

Independent Power Producers & Energy Traders 5.0%
AES Corp.(The)*	52,796	654,670
Constellation Energy Group, Inc.	51,536	1,662,036
NRG Energy, Inc.*	63,686	1,321,485

Total Independent Power Producers & Energy Traders		3,638,191

Industrial Conglomerates 0.4%
General Electric Co.	15,970	321,636

Total Industrial Conglomerates		321,636

Insurance 14.5%
ACE Ltd.	8,175	503,498
Allstate Corp.	27,615	859,931
Assurant, Inc.	26,416	1,036,300
Chubb Corp.(The)	5,655	327,594

RYDEX S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2011

		Market
	Shares	Value

Cincinnati Financial Corp.	15,320	$490,853
Genworth Financial, Inc. — Class A*	58,306	791,212
Hartford Financial Services Group, Inc.(The)	44,446	1,234,710
Lincoln National Corp.	23,956	690,891
Loews Corp.	11,605	464,780
MetLife, Inc.	7,705	352,658
Principal Financial Group, Inc.	15,610	511,540
Prudential Financial, Inc.	13,450	827,309
Torchmark Corp.	4,110	256,053
Travelers Cos., Inc.(The)	8,755	492,556
Unum Group	35,036	873,798
XL Group PLC	33,116	759,019

Total Insurance		10,472,702

IT Services 1.4%
Computer Sciences Corp.	19,465	1,037,290

Total IT Services		1,037,290

Media 2.2%
CBS Corp. — Class B	17,140	339,886
Gannett Co., Inc.	29,791	439,119
Time Warner, Inc.	12,730	400,359
Washington Post Co.(The) — Class B	1,005	430,492

Total Media		1,609,856

Metals & Mining 1.3%
AK Steel Holding Corp.	36,851	585,931
Alcoa, Inc.	22,136	366,793

Total Metals & Mining		952,724

Multi-Utilities 5.7%
Ameren Corp.	24,645	699,179
CenterPoint Energy, Inc.	15,790	255,008
CMS Energy Corp.	20,055	391,072
Consolidated Edison, Inc.	6,815	340,137
DTE Energy Co.	9,910	458,437
Integrys Energy Group, Inc.	9,565	455,198
NiSource, Inc.	37,572	699,591
SCANA Corp.	6,270	265,033
Sempra Energy	5,300	275,971
Xcel Energy, Inc.	10,625	250,431

Total Multi-Utilities		4,090,057

Multiline Retail 2.7%
J.C. Penney Co., Inc.	15,960	511,837
Sears Holdings Corp.*	18,985	1,430,900

Total Multiline Retail		1,942,737

Office Electronics 0.5%
Xerox Corp.	35,526	377,286

Total Office Electronics		377,286

Oil, Gas & Consumable Fuels 7.9%
ConocoPhillips	6,625	473,423
Hess Corp.	3,185	267,922
Marathon Oil Corp.	20,800	950,560
QEP Resources, Inc.	12,740	517,754
Sunoco, Inc.	15,190	644,815
Tesoro Corp.*	69,501	1,337,894
Valero Energy Corp.	59,011	1,496,519

Total Oil, Gas & Consumable Fuels		5,688,887

Paper & Forest Products 1.6%
International Paper Co.	20,790	600,415
MeadWestvaco Corp.	18,205	521,209

Total Paper & Forest Products		1,121,624

Real Estate Investment Trusts (REITs) 0.6%
Weyerhaeuser Co.	17,081	395,938

Total Real Estate Investment Trusts (REITs)		395,938

Road & Rail 0.7%
Ryder System, Inc.	10,915	524,793

Total Road & Rail		524,793

Specialty Retail 3.1%
AutoNation, Inc.*	20,380	585,110
GameStop Corp. — Class A*	46,436	978,406
Lowe’s Cos., Inc.	12,160	301,568
RadioShack Corp.	22,905	347,011

Total Specialty Retail		2,212,095

Thrifts & Mortgage Finance 0.5%
People’s United Financial, Inc.	26,146	337,545

Total Thrifts & Mortgage Finance		337,545

Wireless Telecommunication Services 1.3%
Sprint Nextel Corp.*	200,414	905,871

Total Wireless Telecommunication Services		905,871

Total Common Stocks (Cost $68,564,401)		71,994,844

SHORT TERM INVESTMENTS 0.2%

SSgA Government Money Market Fund	131,059	131,059

Total Short Term Investments (Cost $131,059)		131,059

Total Investments 99.9%(a) (Cost $68,695,460)		72,125,903

Other Assets in Excess of Liabilities — 0.1%		37,192

Net Assets — 100.0%		$72,163,095

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

2

RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.9%

Aerospace & Defense 0.9%
Goodrich Corp.	14,730	$1,334,833
Precision Castparts Corp.	4,300	614,857

Total Aerospace & Defense		1,949,690

Beverages 1.6%
Coca-Cola Co.(The)	9,557	600,658
Coca-Cola Enterprises, Inc.	65,663	1,652,081
Dr Pepper Snapple Group, Inc.	28,861	1,022,545

Total Beverages		3,275,284

Biotechnology 2.4%
Biogen Idec, Inc.*	26,238	1,717,802
Celgene Corp.*	23,300	1,200,649
Genzyme Corp.*	9,206	675,260
Gilead Sciences, Inc.*	38,939	1,494,479

Total Biotechnology		5,088,190

Capital Markets 0.6%
Ameriprise Financial, Inc.	20,146	1,242,001

Total Capital Markets		1,242,001

Chemicals 2.4%
CF Industries Holdings, Inc.	18,793	2,537,807
FMC Corp.	12,164	925,194
International Flavors & Fragrances, Inc.	14,865	848,048
Sigma-Aldrich Corp.	10,950	696,967

Total Chemicals		5,008,016

Commercial Services & Supplies 0.6%
Stericycle, Inc.*	15,298	1,200,740

Total Commercial Services & Supplies		1,200,740

Communications Equipment 3.2%
F5 Networks, Inc.*	24,154	2,617,810
JDS Uniphase Corp.*	111,878	1,898,570
Juniper Networks, Inc.*	59,622	2,213,169

Total Communications Equipment		6,729,549

Computers & Peripherals 6.2%
Apple, Inc.*	10,656	3,615,794
EMC Corp.*	63,510	1,580,764
NetApp, Inc.*	55,570	3,041,346
SanDisk Corp.*	34,865	1,581,825
Western Digital Corp.*	91,989	3,129,466

Total Computers & Peripherals		12,949,195

Containers & Packaging 0.4%
Ball Corp.	12,407	882,510

Total Containers & Packaging		882,510

Diversified Consumer Services 1.2%
Apollo Group, Inc. — Class A*	25,501	1,052,426
DeVry, Inc.	27,157	1,415,152

Total Diversified Consumer Services		2,467,578

Diversified Financial Services 0.8%
IntercontinentalExchange, Inc.*	13,800	1,662,762

Total Diversified Financial Services		1,662,762

Electrical Equipment 0.4%
Rockwell Automation, Inc.	9,382	760,036

Total Electrical Equipment		760,036

Electronic Equipment, Instruments & Components 1.1%
Amphenol Corp. — Class A	19,703	1,090,364
FLIR Systems, Inc.*	39,527	1,226,918

Total Electronic Equipment, Instruments & Components		2,317,282

Energy Equipment & Services 3.9%
Cameron International Corp.*	36,900	1,966,770
Diamond Offshore Drilling, Inc.	20,430	1,465,035
FMC Technologies, Inc.*	24,551	2,307,794
National-Oilwell Varco, Inc.	32,367	2,391,922

Total Energy Equipment & Services		8,131,521

Food & Staples Retailing 1.0%
Whole Foods Market, Inc.	42,357	2,190,280

Total Food & Staples Retailing		2,190,280

Health Care Equipment & Supplies 2.3%
Intuitive Surgical, Inc.*	7,786	2,514,177
St Jude Medical, Inc.*	28,831	1,167,656
Varian Medical Systems, Inc.*	16,481	1,113,621

Total Health Care Equipment & Supplies		4,795,454

Health Care Providers & Services 5.5%
CIGNA Corp.	64,656	2,716,845
Express Scripts, Inc.*	27,745	1,562,876
Laboratory Corp. of America Holdings*	13,506	1,214,324
Medco Health Solutions, Inc.*	25,423	1,551,311
Patterson Cos., Inc.	29,879	987,800
Tenet Healthcare Corp.*	524,029	3,484,793

Total Health Care Providers & Services		11,517,949

Health Care Technology 0.6%
Cerner Corp.*	13,506	1,335,068

Total Health Care Technology		1,335,068

Hotels, Restaurants & Leisure 4.7%
Darden Restaurants, Inc.	36,647	1,726,440
Starbucks Corp.	64,744	2,041,378
Starwood Hotels & Resorts Worldwide, Inc.	15,210	896,934
Wyndham Worldwide Corp.	61,610	1,733,089
Wynn Resorts Ltd.	20,781	2,417,454
Yum! Brands, Inc.	22,485	1,051,399

Total Hotels, Restaurants & Leisure		9,866,694

Internet & Catalog Retail 6.3%
Amazon.com, Inc.*	18,861	3,199,580
Expedia, Inc.	106,130	2,670,231
Netflix, Inc.*	17,569	3,761,171
Priceline.com, Inc.*	8,198	3,513,007

Total Internet & Catalog Retail		13,143,989

Internet Software & Services 3.5%
Akamai Technologies, Inc.*	61,444	2,968,974
eBay, Inc.*	74,987	2,276,605
Google, Inc. — Class A*	3,350	2,011,206

Total Internet Software & Services		7,256,785

IT Services 4.5%
Cognizant Technology Solutions Corp. — Class A*	47,516	3,466,292
International Business Machines Corp.	5,592	905,904
Mastercard, Inc. — Class A	7,228	1,709,494
Teradata Corp.*	41,954	1,803,603
Visa, Inc. — Class A	23,573	1,646,574

Total IT Services		9,531,867

Leisure Equipment & Products 0.7%
Hasbro, Inc.	34,531	1,522,472

Total Leisure Equipment & Products		1,522,472

Life Sciences Tools & Services 1.7%
Agilent Technologies, Inc.*	16,521	691,073
Life Technologies Corp.*	36,295	1,970,456
Waters Corp.*	12,603	962,743

Total Life Sciences Tools & Services		3,624,272

RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2011

		Market
	Shares	Value

Machinery 2.7%
Cummins, Inc.	12,995	$1,375,910
Deere & Co.	11,694	1,062,985
Flowserve Corp.	16,315	2,039,212
Ingersoll-Rand PLC	23,945	1,130,204

Total Machinery		5,608,311

Media 4.2%
Cablevision Systems Corp.	44,257	1,498,099
Comcast Corp. — Class A	58,310	1,326,552
DIRECTV — Class A*	45,910	1,946,125
Discovery Communications, Inc. — Class A*	66,850	2,607,150
Interpublic Group of Cos., Inc.*	78,091	834,793
Scripps Networks Interactive — Class A	11,829	550,049

Total Media		8,762,768

Metals & Mining 1.6%
Freeport-McMoRan Copper & Gold, Inc.	19,321	2,101,159
Newmont Mining Corp.	21,359	1,176,240

Total Metals & Mining		3,277,399

Multiline Retail 1.4%
Family Dollar Stores, Inc.	19,321	820,756
Nordstrom, Inc.	48,936	2,015,185

Total Multiline Retail		2,835,941

Oil, Gas & Consumable Fuels 3.6%
CONSOL Energy, Inc.	15,602	775,419
Massey Energy Co.	38,371	2,412,001
Peabody Energy Corp.	18,323	1,162,045
Pioneer Natural Resources Co.	21,065	2,004,545
Southwestern Energy Co.*	27,773	1,097,034

Total Oil, Gas & Consumable Fuels		7,451,044

Personal Products 0.7%
Estee Lauder Cos., Inc — Class A	17,843	1,436,361

Total Personal Products		1,436,361

Pharmaceuticals 3.7%
Allergan, Inc.	20,947	1,479,068
Eli Lilly & Co.	18,881	656,492
Hospira, Inc.*	25,413	1,403,560
Mylan, Inc.*	91,245	2,113,234
Watson Pharmaceuticals, Inc.*	38,821	2,116,521

Total Pharmaceuticals		7,768,875

Real Estate Investment Trusts (REITs) 1.0%
Ventas, Inc.	36,569	2,028,117

Total Real Estate Investment Trusts (REITs)		2,028,117

Real Estate Management & Development 0.5%
CB Richard Ellis Group, Inc. — Class A*	44,608	989,852

Total Real Estate Management & Development		989,852

Semiconductors & Semiconductor Equipment 5.5%
Advanced Micro Devices, Inc.*	143,206	1,121,303
Altera Corp.	28,009	1,052,298
Analog Devices, Inc.	27,979	1,086,425
Broadcom Corp. — Class A	43,560	1,964,121
First Solar, Inc.*	10,450	1,615,361
Linear Technology Corp.	29,527	1,027,244
Micron Technology, Inc.*	283,113	2,984,011
Xilinx, Inc.	22,897	737,283

Total Semiconductors & Semiconductor Equipment		11,588,046

Software 7.1%
BMC Software, Inc.*	25,589	1,220,595
Citrix Systems, Inc.*	26,667	1,684,821
Intuit, Inc.*	30,633	1,437,607
McAfee, Inc.*	33,699	1,614,182
Microsoft Corp.	26,707	740,451
Oracle Corp.	51,924	1,663,126
Red Hat, Inc.*	68,544	2,832,238
Salesforce.com, Inc.*	21,907	2,829,070
Symantec Corp.*	52,708	928,188

Total Software		14,950,278

Specialty Retail 7.5%
AutoZone, Inc.*	9,361	2,373,294
Bed Bath & Beyond, Inc.*	27,245	1,307,760
CarMax, Inc.*	48,320	1,577,648
Limited Brands, Inc.	51,464	1,504,807
O’Reilly Automotive, Inc.*	37,861	2,151,641
Ross Stores, Inc.	32,935	2,147,362
Tiffany & Co.	28,469	1,654,903
TJX Cos., Inc.	26,647	1,262,801
Urban Outfitters, Inc.*	50,268	1,700,064

Total Specialty Retail		15,680,280

Textiles, Apparel & Luxury Goods 2.4%
Coach, Inc.	55,146	2,982,847
NIKE, Inc. — Class B	6,964	574,391
Polo Ralph Lauren Corp.	13,073	1,401,164

Total Textiles, Apparel & Luxury Goods		4,958,402

Trading Companies & Distributors 0.4%
W.W. Grainger, Inc.	6,609	868,885

Total Trading Companies & Distributors		868,885

Wireless Telecommunication Services 1.1%
American Tower Corp. — Class A*	25,375	1,290,573
MetroPCS Communications, Inc.*	84,338	1,090,490

Total Wireless Telecommunication Services		2,381,063

Total Common Stocks (Cost $186,566,454)		209,034,806

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	238,806	238,806

Total Short Term Investments (Cost $238,806)		238,806

Total Investments 100.0%(a) (Cost $186,805,260)		209,273,612

Liabilities in Excess of Other Assets — 0.0%(b)		(14,400)

Net Assets — 100.0%		$209,259,212

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.(Note G)

(b)	Amount represents less than 0.05% of net assets.

2

RYDEX S&P MIDCAP 400 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.8%

Aerospace & Defense 0.5%
Alliant Techsystems, Inc.*	3,788	$286,979

Total Aerospace & Defense		286,979

Airlines 1.8%
Airtran Holdings, Inc.*	72,791	537,925
JetBlue Airways Corp.*	63,290	379,740

Total Airlines		917,665

Capital Markets 0.4%
Apollo Investment Corp.	18,646	219,930

Total Capital Markets		219,930

Chemicals 2.4%
Ashland, Inc.	14,001	812,898
Cabot Corp.	5,723	247,520
Olin Corp.	10,556	205,525

Total Chemicals		1,265,943

Commercial Banks 3.9%
Associated Banc-Corp.	18,234	254,911
BancorpSouth, Inc.	33,567	524,988
Fulton Financial Corp.	28,167	290,683
International Bancshares Corp.	18,933	359,159
Synovus Financial Corp.	125,990	332,614
Webster Financial Corp.	11,377	260,306

Total Commercial Banks		2,022,661

Commercial Services & Supplies 1.1%
Brink’s Co.(The)	20,901	564,327

Total Commercial Services & Supplies		564,327

Construction & Engineering 6.5%
Aecom Technology Corp.*	20,377	596,435
Granite Construction, Inc.	21,267	549,539
KBR, Inc.	19,523	626,688
Shaw Group, Inc.(The)*	14,479	546,872
URS Corp.*	23,634	1,050,531

Total Construction & Engineering		3,370,065

Containers & Packaging 0.5%
Temple-Inland, Inc.	10,012	240,188

Total Containers & Packaging		240,188

Diversified Consumer Services 1.8%
Career Education Corp.*	13,200	296,208
Regis Corp.	37,302	625,182

Total Diversified Consumer Services		921,390

Electric Utilities 4.1%
Great Plains Energy, Inc.	21,155	416,331
Hawaiian Electric Industries, Inc.	10,177	253,407
IDACORP, Inc.	5,344	199,705
NV Energy, Inc.	30,247	434,649
PNM Resources, Inc.	65,590	854,638

Total Electric Utilities		2,158,730

Electronic Equipment, Instruments & Components 7.5%
Arrow Electronics, Inc.*	24,000	907,200
Avnet, Inc.*	25,401	904,783
Ingram Micro, Inc. — Class A*	55,078	1,087,240
Tech Data Corp.*	21,844	1,024,702

Total Electronic Equipment, Instruments & Components		3,923,925

Energy Equipment & Services 1.9%
Exterran Holdings, Inc.*	11,766	291,915
Helix Energy Solutions Group, Inc.*	28,256	350,374
Tidewater, Inc.	5,657	336,535

Total Energy Equipment & Services		978,824

Food & Staples Retailing 2.0%
BJ’s Wholesale Club, Inc.*	13,843	608,261
Ruddick Corp.	12,455	419,734

Total Food & Staples Retailing		1,027,995

Food Products 2.3%
Ralcorp Holdings, Inc.*	5,268	322,402
Smithfield Foods, Inc.*	44,311	882,232

Total Food Products		1,204,634

Gas Utilities 3.3%
Atmos Energy Corp.	15,666	510,711
Questar Corp.	32,334	563,582
UGI Corp.	10,968	343,847
WGL Holdings, Inc.	8,166	294,466

Total Gas Utilities		1,712,606

Health Care Equipment & Supplies 0.6%
Teleflex, Inc.	5,390	308,955

Total Health Care Equipment & Supplies		308,955

Health Care Providers & Services 10.3%
Community Health Systems, Inc.*	26,489	930,294
Health Net, Inc.*	23,512	670,797
Kindred Healthcare, Inc.*	81,468	1,524,266
LifePoint Hospitals, Inc.*	14,189	499,453
Omnicare, Inc.	40,289	1,044,291
Owens & Minor, Inc.	24,468	722,540

Total Health Care Providers & Services		5,391,641

Hotels, Restaurants & Leisure 3.5%
Bob Evans Farms, Inc.	12,699	399,765
Boyd Gaming Corp.*	85,378	925,497
Wendy’s/Arby’s Group, Inc. — Class A	100,612	485,956

Total Hotels, Restaurants & Leisure		1,811,218

Household Durables 2.7%
American Greetings Corp. — Class A	26,789	582,125
KB Home	18,224	270,444
MDC Holdings, Inc.	7,978	246,600
Mohawk Industries, Inc.*	5,888	327,078

Total Household Durables		1,426,247

Independent Power Producers & Energy Traders 0.9%
Dynegy, Inc.*	71,301	448,483

Total Independent Power Producers & Energy Traders		448,483

Insurance 16.4%
American Financial Group, Inc.	16,800	546,504
Everest Re Group Ltd.	6,445	543,185
Fidelity National Financial, Inc. — Class A	50,100	673,845
First American Financial Corp.	74,123	1,149,648
Hanover Insurance Group, Inc.(The)	11,621	549,673
HCC Insurance Holdings, Inc.	12,178	368,750
Mercury General Corp.	8,601	365,112
Old Republic International Corp.	34,566	422,742
Protective Life Corp.	27,679	763,110
Reinsurance Group of America, Inc.	13,668	786,730
StanCorp Financial Group, Inc.	10,388	463,409
Transatlantic Holdings, Inc.	12,310	633,350
Unitrin, Inc.	33,900	912,249
W.R. Berkley Corp.	12,933	365,357

Total Insurance		8,543,664

RYDEX S&P MIDCAP 400 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2011

		Market
	Shares	Value

Internet Software & Services 1.1%
AOL, Inc.*	24,824	$583,860

Total Internet Software & Services		583,860

IT Services 3.9%
Convergys Corp.*	16,767	238,762
CoreLogic, Inc.	73,935	1,482,397
SRA International, Inc. — Class A*	12,010	320,427

Total IT Services		2,041,586

Machinery 1.5%
Harsco Corp.	15,300	493,731
Trinity Industries, Inc.	10,243	285,677

Total Machinery		779,408

Media 0.9%
Scholastic Corp.	16,200	481,626

Total Media		481,626

Metals & Mining 2.3%
Commercial Metals Co.	32,667	546,192
Reliance Steel & Aluminum Co.	8,222	429,929
Worthington Industries, Inc.	12,612	239,628

Total Metals & Mining		1,215,749

Multi-Utilities 0.4%
Vectren Corp.	7,889	208,980

Total Multi-Utilities		208,980

Oil, Gas & Consumable Fuels 2.6%
Frontier Oil Corp.*	20,855	433,784
Overseas Shipholding Group, Inc.	21,099	701,331
Southern Union Co.	8,479	226,559

Total Oil, Gas & Consumable Fuels		1,361,674

Paper & Forest Products 0.4%
Louisiana-Pacific Corp.*	22,411	225,006

Total Paper & Forest Products		225,006

Professional Services 2.5%
Manpower, Inc.	10,279	663,715
Navigant Consulting, Inc.*	65,311	665,519

Total Professional Services		1,329,234

Real Estate Investment Trusts (REITs) 0.5%
Hospitality Properties Trust	11,301	281,056

Total Real Estate Investment Trusts (REITs)		281,056

Road & Rail 0.4%
Con-way, Inc.	6,155	209,393

Total Road & Rail		209,393

Specialty Retail 4.9%
Barnes & Noble, Inc.	70,767	1,114,580
Collective Brands, Inc.*	38,390	781,620
Foot Locker, Inc.	14,067	251,237
Rent-A-Center, Inc.	13,002	386,680

Total Specialty Retail		2,534,117

Thrifts & Mortgage Finance 1.8%
Astoria Financial Corp.	25,635	365,042
First Niagara Financial Group, Inc.	15,043	208,797
Washington Federal, Inc.	20,611	356,364

Total Thrifts & Mortgage Finance		930,203

Tobacco 1.4%
Universal Corp.	19,467	737,605

Total Tobacco		737,605

Wireless Telecommunication Services 0.8%
Telephone & Data Systems, Inc.	12,234	437,366

Total Wireless Telecommunication Services		437,366

Total Common Stocks (Cost $50,149,308)		52,102,933

SHORT TERM INVESTMENTS 0.2%

SSgA Government Money Market Fund	78,209	78,209

Total Short Term Investments (Cost $78,209)		78,209

Total Investments 100.0%(a) (Cost $50,227,517)		52,181,142

Other Assets in Excess of Liabilities — 0.0%(b)		16,325

Net Assets — 100.0%		$52,197,467

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

(b)	Amount represents less than 0.05% of net assets.

2

RYDEX S&P MIDCAP 400 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.9%

Aerospace & Defense 1.5%
BE Aerospace, Inc.*	189,374	$7,326,880

Total Aerospace & Defense		7,326,880

Auto Components 0.4%
Gentex Corp.	62,634	2,008,672

Total Auto Components		2,008,672

Beverages 1.2%
Hansen Natural Corp.*	102,960	5,831,654

Total Beverages		5,831,654

Biotechnology 1.3%
United Therapeutics Corp.*	95,042	6,460,955

Total Biotechnology		6,460,955

Capital Markets 0.6%
Waddell & Reed Financial, Inc. — Class A	80,754	2,916,834

Total Capital Markets		2,916,834

Chemicals 4.2%
Albemarle Corp.	33,060	1,856,650
Intrepid Potash, Inc.*	145,286	5,250,636
Lubrizol Corp.	48,538	5,215,893
NewMarket Corp.	65,234	8,275,585

Total Chemicals		20,598,764

Commercial Services & Supplies 1.0%
Copart, Inc.*	82,106	3,222,661
Rollins, Inc.	93,478	1,775,147

Total Commercial Services & Supplies		4,997,808

Communications Equipment 3.6%
ADTRAN, Inc.	85,612	3,521,222
Polycom, Inc.*	110,104	4,828,060
Riverbed Technology, Inc.*	264,710	9,495,148

Total Communications Equipment		17,844,430

Computers & Peripherals 0.4%
QLogic Corp.*	119,930	2,135,953

Total Computers & Peripherals		2,135,953

Distributors 1.3%
LKQ Corp.*	265,930	6,424,869

Total Distributors		6,424,869

Diversified Consumer Services 1.1%
ITT Educational Services, Inc.*	54,168	3,566,421
Strayer Education, Inc.	16,840	2,020,800

Total Diversified Consumer Services		5,587,221

Diversified Financial Services 0.5%
MSCI, Inc. — Class A*	69,290	2,371,797

Total Diversified Financial Services		2,371,797

Diversified Telecommunication Services 0.8%
tw telecom, Inc.*	242,342	4,156,165

Total Diversified Telecommunication Services		4,156,165

Electrical Equipment 0.5%
Woodward, Inc.	71,140	2,399,196

Total Electrical Equipment		2,399,196

Energy Equipment & Services 3.8%
Atwood Oceanics, Inc.*	156,466	6,324,356
Dril-Quip, Inc.*	78,112	6,023,997
Oceaneering International, Inc.*	79,362	6,129,127

Total Energy Equipment & Services		18,477,480

Food Products 1.7%
Green Mountain Coffee Roasters, Inc.*	250,044	8,396,478

Total Food Products		8,396,478

Health Care Equipment & Supplies 5.4%
Edwards Lifesciences Corp.*	74,432	6,273,873
Gen-Probe, Inc.*	52,298	3,289,021
Idexx Laboratories, Inc.*	70,998	5,090,557
Kinetic Concepts, Inc.*	97,410	4,493,523
ResMed, Inc.*	139,900	4,405,451
Thoratec Corp.*	119,778	2,825,563

Total Health Care Equipment & Supplies		26,377,988

Health Care Providers & Services 3.9%
Health Management Associates, Inc. — Class A*	553,982	5,041,236
Lincare Holdings, Inc.	136,558	3,693,894
MEDNAX, Inc.*	88,854	5,877,692
Universal Health Services, Inc. — Class B	105,104	4,424,879

Total Health Care Providers & Services		19,037,701

Health Care Technology 1.5%
Allscripts Healthcare Solutions, Inc.*	358,472	7,567,344

Total Health Care Technology		7,567,344

Hotels, Restaurants & Leisure 6.7%
Bally Technologies, Inc.*	61,262	2,507,454
Cheesecake Factory, Inc.(The)*	263,826	7,785,505
Chipotle Mexican Grill, Inc. — Class A*	39,512	8,649,967
Life Time Fitness, Inc.*	161,252	6,430,730
Panera Bread Co. — Class A*	59,636	5,698,816
WMS Industries, Inc.*	47,886	2,008,818

Total Hotels, Restaurants & Leisure		33,081,290

Household Durables 0.7%
Tupperware Brands Corp.	73,710	3,372,232

Total Household Durables		3,372,232

Internet Software & Services 3.7%
Digital River, Inc.*	72,968	2,316,004
Equinix, Inc.*	60,854	5,380,711
Rackspace Hosting, Inc.*	304,476	10,202,991

Total Internet Software & Services		17,899,706

IT Services 3.7%
Alliance Data Systems Corp.*	37,622	2,661,380
Gartner, Inc.*	101,222	3,585,283
Global Payments, Inc.	64,046	3,025,533
Jack Henry & Associates, Inc.	71,312	2,107,983
Lender Processing Services, Inc.	145,612	4,621,725
NeuStar, Inc. — Class A*	87,938	2,359,377

Total IT Services		18,361,281

Leisure Equipment & Products 0.8%
Polaris Industries, Inc.	51,302	3,946,150

Total Leisure Equipment & Products		3,946,150

Life Sciences Tools & Services 0.5%
Mettler Toledo International, Inc.*	16,088	2,400,169

Total Life Sciences Tools & Services		2,400,169

Machinery 3.9%
Bucyrus International, Inc. — Class A	109,200	9,910,992
Joy Global, Inc.	106,608	9,294,085

Total Machinery		19,205,077

Media 1.3%
DreamWorks Animation SKG, Inc. — Class A*	150,378	4,221,111
Lamar Advertising Co. — Class A*	52,054	1,917,669

Total Media		6,138,780

RYDEX S&P MIDCAP 400 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2011

		Market
	Shares	Value

Metals & Mining 0.7%
Compass Minerals International, Inc.	38,710	$3,556,288

Total Metals & Mining		3,556,288

Multiline Retail 0.9%
Dollar Tree, Inc.*	85,022	4,300,413

Total Multiline Retail		4,300,413

Office Electronics 0.4%
Zebra Technologies Corp. — Class A*	49,208	1,914,191

Total Office Electronics		1,914,191

Oil, Gas & Consumable Fuels 0.8%
Bill Barrett Corp.*	101,180	4,146,356

Total Oil, Gas & Consumable Fuels		4,146,356

Pharmaceuticals 3.4%
Endo Pharmaceuticals Holdings, Inc.*	140,094	4,653,923
Medicis Pharmaceutical Corp. — Class A	260,086	6,613,987
Perrigo Co.	73,934	5,377,959

Total Pharmaceuticals		16,645,869

Real Estate Investment Trusts (REITs) 2.7%
Corporate Office Properties Trust	88,314	3,227,877
Macerich Co.(The)	82,542	4,016,494
SL Green Realty Corp.	81,606	5,937,652

Total Real Estate Investment Trusts (REITs)		13,182,023

Real Estate Management & Development 0.8%
Jones Lang LaSalle, Inc.	41,434	3,672,710

Total Real Estate Management & Development		3,672,710

Semiconductors & Semiconductor Equipment 5.2%
Atmel Corp.*	253,510	3,432,526
Cree, Inc.*	136,668	6,900,367
RF Micro Devices, Inc.*	249,344	1,675,592
Semtech Corp.*	135,998	2,969,516
Silicon Laboratories, Inc.*	54,614	2,429,231
Skyworks Solutions, Inc.*	262,412	8,336,829

Total Semiconductors & Semiconductor Equipment		25,744,061

Software 10.9%
ACI Worldwide, Inc.*	64,676	1,713,267
Advent Software, Inc.*	201,264	5,949,364
Ansys, Inc.*	94,432	4,952,958
Concur Technologies, Inc.*	94,728	4,833,970
Factset Research Systems, Inc.	48,496	4,888,397
Informatica Corp.*	165,054	7,658,506
MICROS Systems, Inc.*	83,142	3,802,915
Quest Software, Inc.*	121,984	3,149,627
Rovi Corp.*	76,068	4,697,960
Solera Holdings, Inc.	89,828	4,700,699
TIBCO Software, Inc.*	317,088	6,969,594

Total Software		53,317,257

Specialty Retail 11.6%
Advance Auto Parts, Inc.	55,632	3,557,110
Aeropostale, Inc.*	328,938	7,933,984
AnnTaylor Stores Corp.*	113,976	2,521,149
Ascena Retail Group, Inc.*	280,798	7,612,434
Chico’s FAS, Inc.	333,654	3,643,502
Dick’s Sporting Goods, Inc.*	134,474	4,853,167
Guess?, Inc.	205,420	8,787,868
J. Crew Group, Inc.*	102,308	4,442,213
PetSmart, Inc.	109,220	4,395,013
Tractor Supply Co.	113,630	5,830,355
Williams-Sonoma, Inc.	96,404	3,104,209

Total Specialty Retail		56,681,004

Textiles, Apparel & Luxury Goods 6.5%
Deckers Outdoor Corp.*	121,272	8,900,152
Fossil, Inc.*	95,174	6,762,113
Phillips-Van Heusen Corp.	84,982	4,960,399
Under Armour, Inc. — Class A*	115,754	6,929,034
Warnaco Group, Inc.*	82,156	4,196,529

Total Textiles, Apparel & Luxury Goods		31,748,227

Total Common Stocks (Cost $448,801,183)		490,231,273

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	528,762	528,762

Total Short Term Investments (Cost $528,762)		528,762

Total Investments 100.0% (a) (Cost $449,329,945)		490,760,035

Liabilities in Excess of Other Assets — 0.0%(b)		(78,799)

Net Assets — 100.0%		$490,681,236

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

(b)	Amount represents less than 0.05% of net assets.

2

RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.9%

Aerospace & Defense 1.0%
AAR Corp.*	12,960	$347,199
Curtiss-Wright Corp.	9,540	331,038
GenCorp, Inc.*	71,270	365,615

Total Aerospace & Defense		1,043,852

Airlines 1.2%
SkyWest, Inc.	86,130	1,296,256

Total Airlines		1,296,256

Auto Components 1.6%
Spartan Motors, Inc.	157,470	982,613
Standard Motor Products, Inc.	54,750	663,022

Total Auto Components		1,645,635

Building Products 3.0%
Apogee Enterprises, Inc.	73,520	940,321
Gibraltar Industries, Inc.*	73,370	809,271
Griffon Corp.*	44,400	516,816
Universal Forest Products, Inc.	21,950	805,565

Total Building Products		3,071,973

Capital Markets 3.0%
Investment Technology Group, Inc.*	42,790	788,619
Piper Jaffray Cos., Inc.*	23,030	962,654
SWS Group, Inc.	286,360	1,340,165

Total Capital Markets		3,091,438

Chemicals 1.0%
A. Schulman, Inc.	37,290	796,142
Stepan Co.	3,960	287,179

Total Chemicals		1,083,321

Commercial Banks 6.4%
Boston Private Financial Holdings, Inc.	44,550	298,931
First BanCorp/Puerto Rico*	122,740	617,382
First Midwest Bancorp, Inc.	38,300	447,727
Hanmi Financial Corp.*	581,470	764,633
Pinnacle Financial Partners, Inc.*	23,870	328,451
PrivateBancorp, Inc.	18,780	288,649
Susquehanna Bancshares, Inc.	81,080	775,125
United Community Banks, Inc.*	289,180	491,606
Whitney Holding Corp.	34,870	464,120
Wilmington Trust Corp.	253,990	1,112,476
Wilshire Bancorp, Inc.	54,220	348,092
Wintrust Financial Corp.	20,290	667,744

Total Commercial Banks		6,604,936

Commercial Services & Supplies 2.2%
ABM Industries, Inc.	27,930	717,801
G&K Services, Inc.-Class A	18,000	563,940
Standard Register Co.(The)	104,500	334,400
United Stationers, Inc.*	10,970	683,212

Total Commercial Services & Supplies		2,299,353

Communications Equipment 1.4%
Arris Group, Inc.*	23,320	291,034
Black Box Corp.	16,320	574,301
Comtech Telecommunications Corp.	9,220	258,713
Digi International, Inc.*	27,060	286,565

Total Communications Equipment		1,410,613

Computers & Peripherals 0.6%
Hutchinson Technology, Inc.*	183,500	607,385

Total Computers & Peripherals		607,385

Construction & Engineering 2.2%
Comfort Systems USA, Inc.	62,500	795,625
Dycom Industries, Inc.*	30,010	482,261
EMCOR Group, Inc.*	31,790	962,601

Total Construction & Engineering		2,240,487

Construction Materials 0.6%
Headwaters, Inc.*	110,220	579,757

Total Construction Materials		579,757

Containers & Packaging 0.4%
Myers Industries, Inc.	45,100	412,214

Total Containers & Packaging		412,214

Distributors 1.5%
Audiovox Corp. — Class A*	212,210	1,523,668

Total Distributors		1,523,668

Diversified Consumer Services 1.8%
Corinthian Colleges, Inc.*	355,900	1,879,152

Total Diversified Consumer Services		1,879,152

Diversified Financial Services 0.3%
Interactive Brokers Group, Inc.-Class A	21,980	355,417

Total Diversified Financial Services		355,417

Diversified Telecommunication Services 0.4%
Cincinnati Bell, Inc.*	148,430	423,026

Total Diversified Telecommunication Services		423,026

Electric Utilities 0.6%
Central Vermont Public Service Corp.	28,330	608,245

Total Electric Utilities		608,245

Electrical Equipment 0.4%
Powell Industries, Inc.*	11,970	453,783

Total Electrical Equipment		453,783

Electronic Equipment, Instruments & Components 6.9%
Agilysys, Inc.*	290,330	1,663,591
Anixter International, Inc.	6,410	405,561
Benchmark Electronics, Inc.*	42,980	816,190
Brightpoint, Inc.*	81,910	743,333
Gerber Scientific, Inc.*	73,670	562,102
Insight Enterprises, Inc.*	73,250	1,019,640
Scansource, Inc.*	21,130	765,117
SYNNEX Corp.*	36,270	1,211,056

Total Electronic Equipment, Instruments & Components		7,186,590

Energy Equipment & Services 2.0%
Bristow Group, Inc.*	5,900	303,791
Hornbeck Offshore Services, Inc.*	28,660	680,389
Matrix Service Co.*	38,690	435,649
Seahawk Drilling, Inc.*	58,670	407,463
TETRA Technologies, Inc.*	23,020	261,277

Total Energy Equipment & Services		2,088,569

Food & Staples Retailing 1.9%
Casey’s General Stores, Inc.	7,370	313,151
Nash Finch Co.	22,440	845,315
Spartan Stores, Inc.	57,940	839,551

Total Food & Staples Retailing		1,998,017

Food Products 1.9%
Sanderson Farms, Inc.	9,620	395,478
Seneca Foods Corp. — Class A*	55,040	1,530,112

Total Food Products		1,925,590

Gas Utilities 0.8%
Laclede Group, Inc.	15,950	606,100
Southwest Gas Corp.	6,800	253,232

Total Gas Utilities		859,332

RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011

		Market
	Shares	Value

Health Care Equipment & Supplies 1.3%
CONMED Corp.*	11,630	$303,659
Invacare Corp.	18,480	510,787
Symmetry Medical, Inc.*	55,050	526,829

Total Health Care Equipment & Supplies		1,341,275

Health Care Providers & Services 7.9%
Amedisys, Inc.*	26,260	895,203
Amsurg Corp.*	23,610	497,463
Centene Corp.*	37,180	1,030,630
Cross Country Healthcare, Inc.*	104,280	750,816
Gentiva Health Services, Inc.*	26,890	619,008
Healthways, Inc.*	79,570	952,453
Molina Healthcare, Inc.*	40,130	1,230,386
PharMerica Corp.*	114,160	1,291,149
RehabCare Group, Inc.*	36,230	889,809

Total Health Care Providers & Services		8,156,917

Hotels, Restaurants & Leisure 3.7%
Jack in the Box, Inc.*	17,980	394,481
Marcus Corp.	18,490	219,107
Multimedia Games, Inc.*	61,370	327,102
O’Charleys, Inc.*	167,250	1,157,370
Red Robin Gourmet Burgers, Inc.*	48,930	1,009,915
Ruby Tuesday, Inc.*	22,660	305,457
Ruth’s Hospitality Group Inc*	94,340	439,624

Total Hotels, Restaurants & Leisure		3,853,056

Household Durables 3.0%
Blyth, Inc.	15,050	505,981
Helen of Troy, Ltd.*	12,830	360,138
La-Z-Boy, Inc.*	117,110	974,355
Standard Pacific Corp.*	283,530	1,247,532

Total Household Durables		3,088,006

Household Products 0.8%
Central Garden & Pet Co. — Class A*	90,990	862,585

Total Household Products		862,585

Industrial Conglomerates 0.3%
Standex International Corp.	8,840	294,814

Total Industrial Conglomerates		294,814

Insurance 4.8%
Amerisafe, Inc.*	16,920	301,345
Delphi Financial Group-Class A	17,200	495,016
Horace Mann Educators Corp.	40,510	700,013
Infinity Property & Casualty Corp.	5,800	346,492
Navigators Group, Inc.*	7,450	364,603
Presidential Life Corp.	63,960	606,341
Safety Insurance Group, Inc.	6,210	295,534
Selective Insurance Group, Inc.	40,370	717,778
Stewart Information Services Corp.	72,740	829,963
United Fire & Casualty Co.	18,170	364,218

Total Insurance		5,021,303

Internet Software & Services 0.9%
InfoSpace, Inc.*	35,940	293,989
United Online, Inc.	87,330	617,423

Total Internet Software & Services		911,412

IT Services 4.3%
CACI International, Inc. — Class A*	11,090	615,384
Ciber, Inc.*	419,420	1,912,555
StarTek, Inc.*	355,760	1,956,680

Total IT Services		4,484,619

Leisure Equipment & Products 0.7%
Callaway Golf Co.	101,080	742,938

Total Leisure Equipment & Products		742,938

Life Sciences Tools & Services 2.5%
Cambrex Corp.*	131,370	599,047
Kendle International, Inc.*	173,100	1,966,416

Total Life Sciences Tools & Services		2,565,463

Machinery 2.0%
Briggs & Stratton Corp.	30,550	610,083
Federal Signal Corp.	133,830	931,457
Lydall, Inc.*	70,070	560,560

Total Machinery		2,102,100

Media 0.4%
Live Nation, Inc.*	40,250	418,600

Total Media		418,600

Metals & Mining 0.8%
AM Castle & Co.*	26,340	413,275
Kaiser Aluminum Corp.	8,350	398,378

Total Metals & Mining		811,653

Multi-Utilities 1.0%
Avista Corp.	20,780	470,667
CH Energy Group, Inc.	5,330	259,092
NorthWestern Corp.	9,930	280,423

Total Multi-Utilities		1,010,182

Multiline Retail 1.9%
Fred’s, Inc. — Class A	70,130	941,846
Tuesday Morning Corp.*	218,750	1,082,812

Total Multiline Retail		2,024,658

Oil, Gas & Consumable Fuels 1.2%
Holly Corp.	8,400	412,188
World Fuel Services Corp.	23,220	871,679

Total Oil, Gas & Consumable Fuels		1,283,867

Paper & Forest Products 0.6%
Wausau Paper Corp.	77,540	664,518

Total Paper & Forest Products		664,518

Professional Services 3.8%
CDI Corp.	29,260	469,916
Kelly Services, Inc. — Class A*	28,350	557,786
On Assignment, Inc.*	58,610	463,019
School Specialty, Inc.*	127,600	1,665,180
SFN Group, Inc.*	86,140	833,835

Total Professional Services		3,989,736

Real Estate Investment Trusts (REITs) 0.5%
Cedar Shopping Centers, Inc.	47,830	289,371
Kite Realty Group Trust	50,310	265,637

Total Real Estate Investment Trusts (REITs)		555,008

Semiconductors & Semiconductor Equipment 0.6%
Brooks Automation, Inc.*	51,140	600,384

Total Semiconductors & Semiconductor Equipment		600,384

Software 0.7%
THQ, Inc.*	119,170	692,378

Total Software		692,378

Specialty Retail 10.0%
Brown Shoe Co., Inc.	56,470	715,475
Christopher & Banks Corp.	133,740	763,655
Coldwater Creek, Inc.*	148,440	431,960
Group 1 Automotive, Inc.	23,320	882,429
Haverty Furniture Cos., Inc.	46,700	562,268
Hot Topic, Inc.	146,880	797,558
Lithia Motors, Inc. — Class A	76,700	1,035,450
MarineMax, Inc.*	114,910	1,038,786
OfficeMax, Inc.*	28,900	464,423
PEP Boys-Manny Moe & Jack	53,040	739,378
Sonic Automotive, Inc. — Class A	68,150	848,468

2

RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2011

		Market
	Shares	Value

Stage Stores, Inc.	44,090	$683,395
Stein Mart, Inc.	70,740	554,248
Zale Corp.*	181,100	845,737

Total Specialty Retail		10,363,230

Textiles, Apparel & Luxury Goods 0.8%
Quiksilver, Inc.*	125,480	560,896
Skechers U.S.A., Inc.-Class A*	12,620	259,593

Total Textiles, Apparel & Luxury Goods		820,489

Thrifts & Mortgage Finance 0.6%
Bank Mutual Corp.	147,100	651,653

Total Thrifts & Mortgage Finance		651,653

Tobacco 1.2%
Alliance One International, Inc.*	320,210	1,226,404

Total Tobacco		1,226,404

Trading Companies & Distributors 0.5%
Lawson Products, Inc.	20,290	474,177

Total Trading Companies & Distributors		474,177

Total Common Stocks (Cost $107,992,049)		103,700,034

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	70,422	70,422

Total Short Term Investments (Cost $70,422)		70,422

Total Investments 100.0%(a) (Cost $108,062,471)		103,770,456

Liabilities in Excess of Other Assets — 0.0%(b)		(9,171)

Net Assets — 100.0%		$103,761,285

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.(Note G)

(b)	Amount represents less than 0.05% of net assets.

3

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.9%

Aerospace & Defense 2.2%
American Science & Engineering, Inc.	1,353	$117,711
Applied Signal Technology, Inc.	2,421	92,022
National Presto Industries, Inc.	1,375	176,028
Triumph Group, Inc.	1,880	180,536

Total Aerospace & Defense		566,297

Airlines 0.5%
Allegiant Travel Co.	2,695	125,425

Total Airlines		125,425

Beverages 0.8%
Boston Beer Co., Inc. — Class A*	2,244	201,982

Total Beverages		201,982

Biotechnology 2.1%
ArQule, Inc.*	35,603	218,246
Cubist Pharmaceuticals, Inc.*	5,854	128,437
Regeneron Pharmaceuticals, Inc.*	6,282	211,578

Total Biotechnology		558,261

Capital Markets 0.4%
Stifel Financial Corp.*	1,629	104,517

Total Capital Markets		104,517

Chemicals 1.1%
Balchem Corp.	5,444	183,191
Quaker Chemical Corp.	2,432	93,340

Total Chemicals		276,531

Commercial Banks 0.2%
Signature Bank*	1,188	62,061

Total Commercial Banks		62,061

Commercial Services & Supplies 0.9%
Consolidated Graphics, Inc.*	3,290	164,665
Healthcare Services Group, Inc.	4,049	64,136

Total Commercial Services & Supplies		228,801

Communications Equipment 2.9%
Blue Coat Systems, Inc.*	10,144	292,249
DG Fastchannel, Inc.*	3,092	84,752
NETGEAR, Inc.*	3,356	116,302
Oplink Communications, Inc.*	8,109	200,941
ViaSat, Inc.*	1,595	69,215

Total Communications Equipment		763,459

Computers & Peripherals 2.2%
Compellent Technologies, Inc.*	6,811	188,869
Novatel Wireless, Inc.*	21,509	155,080
Stratasys, Inc.*	3,257	107,579
Synaptics, Inc.*	4,742	134,957

Total Computers & Peripherals		586,485

Construction & Engineering 0.4%
Orion Marine Group, Inc.*	8,955	104,953

Total Construction & Engineering		104,953

Consumer Finance 2.7%
Cash America International, Inc.	3,818	153,598
EZCORP, Inc. — Class A*	6,029	162,180
First Cash Financial Services, Inc.*	4,477	147,696
World Acceptance Corp.*	4,533	254,574

Total Consumer Finance		718,048

Diversified Consumer Services 2.2%
American Public Education, Inc.*	2,969	99,640
Capella Education Co.*	1,860	106,485
Coinstar, Inc.*	4,654	192,629
Pre-Paid Legal Services, Inc.*	1,738	114,430
Universal Technical Institute, Inc.	3,345	61,046

Total Diversified Consumer Services		574,230

Diversified Financial Services 0.6%
Portfolio Recovery Associates, Inc.*	2,222	160,295

Total Diversified Financial Services		160,295

Diversified Telecommunication Services 1.2%
Atlantic Tele-Network, Inc.	2,949	110,145
Cbeyond, Inc.*	5,490	80,429
Neutral Tandem, Inc.*	8,900	134,568

Total Diversified Telecommunication Services		325,142

Electrical Equipment 0.9%
II-VI, Inc.*	2,421	119,549
Vicor Corp.	8,329	122,686

Total Electrical Equipment		242,235

Electronic Equipment, Instruments & Components 2.7%
DTS, Inc.*	2,430	108,913
Littelfuse, Inc.	1,783	91,432
Mercury Computer Systems, Inc.*	8,824	166,597
OSI Systems, Inc.*	3,686	140,031
TTM Technologies, Inc.*	12,587	200,133

Total Electronic Equipment, Instruments & Components		707,106

Energy Equipment & Services 0.7%
CARBO Ceramics, Inc.	759	87,406
Oil States International, Inc.*	1,606	108,823

Total Energy Equipment & Services		196,229

Food Products 1.8%
Calavo Growers, Inc.	5,579	128,763
Darling International, Inc.*	12,553	170,093
TreeHouse Foods, Inc.*	3,620	173,217

Total Food Products		472,073

Health Care Equipment & Supplies 5.4%
Abaxis, Inc.*	4,477	117,969
Align Technology, Inc.*	9,473	197,323
American Medical Systems Holdings, Inc.*	9,571	186,826
Cooper Cos., Inc.(The)	3,674	210,667
Cyberonics, Inc.*	4,632	151,698
Haemonetics Corp.*	1,310	77,735
Integra LifeSciences Holdings Corp.*	2,971	137,795
Kensey Nash Corp.*	3,245	78,529
Neogen Corp.*	5,104	183,540
Zoll Medical Corp.*	1,860	76,911

Total Health Care Equipment & Supplies		1,418,993

Health Care Providers & Services 7.9%
Air Methods Corp.*	5,017	257,071
Almost Family, Inc.*	3,576	119,403
Bio-Reference Labs, Inc.*	6,557	151,401
Catalyst Health Solutions, Inc.*	3,961	171,907
Chemed Corp.	1,442	89,736
CorVel Corp.*	3,048	153,863
Ensign Group, Inc.	5,567	134,499
Genoptix, Inc.*	7,162	178,763
Healthspring, Inc.*	6,579	199,936
HMS Holdings Corp.*	3,036	195,336
IPC The Hospitalist Co., Inc.*	5,358	198,943
MWI Veterinary Supply, Inc.*	3,763	233,908

Total Health Care Providers & Services		2,084,766

Health Care Technology 0.9%
Quality Systems, Inc.	2,970	237,125

Total Health Care Technology		237,125

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011

		Market
	Shares	Value

Hotels, Restaurants & Leisure 8.0%
Biglari Holdings, Inc.*	341	$146,630
BJ’s Restaurants, Inc.*	7,382	260,806
Buffalo Wild Wings, Inc.*	4,445	194,558
California Pizza Kitchen, Inc.*	8,119	129,985
CEC Entertainment, Inc.*	4,499	166,238
Cracker Barrel Old Country Store, Inc.	2,937	151,197
DineEquity, Inc.*	5,072	261,614
Interval Leisure Group, Inc.*	12,751	199,808
P.F. Chang’s China Bistro, Inc.	4,038	185,910
Peet’s Coffee & Tea, Inc.*	3,719	141,917
Texas Roadhouse, Inc.*	15,304	254,352

Total Hotels, Restaurants & Leisure		2,093,015

Household Durables 1.0%
Kid Brands, Inc.*	18,814	171,395
Universal Electronics, Inc.*	3,400	89,522

Total Household Durables		260,917

Insurance 0.2%
eHealth, Inc.*	4,896	59,242

Total Insurance		59,242

Internet & Catalog Retail 1.4%
Blue Nile, Inc.*	2,409	136,952
HSN, Inc.*	5,116	144,066
PetMed Express, Inc.	5,699	85,998

Total Internet & Catalog Retail		367,016

Internet Software & Services 3.6%
comScore, Inc.*	8,978	215,113
j2 Global Communications, Inc.*	3,818	105,377
Liquidity Services, Inc.*	10,254	146,325
Perficient, Inc.*	13,357	156,143
RightNow Technologies, Inc.*	9,264	240,215
Stamps.com, Inc.	5,512	70,113

Total Internet Software & Services		933,286

IT Services 2.4%
CSG Systems International, Inc.*	5,622	109,348
Forrester Research, Inc.	1,904	67,858
iGate Corp.	4,059	62,509
MAXIMUS, Inc.	2,519	170,914
Wright Express Corp.*	4,796	226,947

Total IT Services		637,576

Leisure Equipment & Products 1.0%
Sturm Ruger & Co., Inc.	17,879	266,576

Total Leisure Equipment & Products		266,576

Life Sciences Tools & Services 1.5%
Dionex Corp.*	1,199	141,458
Enzo Biochem, Inc.*	13,907	68,979
PAREXEL International Corp.*	7,316	169,804

Total Life Sciences Tools & Services		380,241

Media 0.6%
Arbitron, Inc.	3,795	158,214

Total Media		158,214

Oil, Gas & Consumable Fuels 1.3%
Contango Oil & Gas Co.*	2,355	136,590
Gulfport Energy Corp.*	8,076	193,339

Total Oil, Gas & Consumable Fuels		329,929

Paper & Forest Products 2.5%
Buckeye Technologies, Inc.	9,275	233,359
KapStone Paper and Packaging Corp.*	13,279	226,141
Schweitzer-Mauduit International, Inc.	3,422	205,183

Total Paper & Forest Products		664,683

Personal Products 1.0%
Medifast, Inc.*	10,881	260,273

Total Personal Products		260,273

Pharmaceuticals 3.2%
Hi-Tech Pharmacal Co., Inc.*	14,347	327,399
Par Pharmaceutical Cos., Inc.*	7,855	280,581
Salix Pharmaceuticals Ltd.*	3,455	141,551
ViroPharma, Inc.*	5,776	94,726

Total Pharmaceuticals		844,257

Professional Services 1.5%
Dolan Media Co.*	22,544	309,078
Exponent, Inc.*	2,518	92,461

Total Professional Services		401,539

Semiconductors & Semiconductor Equipment 6.7%
CEVA, Inc.*	7,657	185,070
Diodes, Inc.*	6,162	158,610
Hittite Microwave Corp.*	1,639	97,979
Kopin Corp.*	53,262	216,244
Kulicke & Soffa Industries, Inc.*	23,853	232,567
Monolithic Power Systems, Inc.*	6,557	96,191
Power Integrations, Inc.	4,126	152,373
TriQuint Semiconductor, Inc.*	22,202	292,178
Veeco Instruments, Inc.*	2,222	96,124
Volterra Semiconductor Corp.*	9,473	235,404

Total Semiconductors & Semiconductor Equipment		1,762,740

Software 12.1%
Blackbaud, Inc.	6,799	178,746
Bottomline Technologies, Inc.*	8,427	193,231
Commvault Systems, Inc.*	7,383	228,061
Ebix, Inc.*	11,156	251,568
Interactive Intelligence, Inc.*	9,803	320,852
JDA Software Group, Inc.*	3,454	104,242
MicroStrategy, Inc. — Class A*	1,639	174,324
Netscout Systems, Inc.*	11,134	255,191
Radiant Systems, Inc.*	9,352	170,674
Smith Micro Software, Inc.*	13,698	172,869
Sonic Solutions, Inc.*	5,953	86,824
Sourcefire, Inc.*	11,971	294,606
Synchronoss Technologies, Inc.*	10,452	297,464
Taleo Corp. Class A*	7,118	209,696
Tyler Technologies, Inc.*	7,559	156,849
Websense, Inc.*	4,742	90,857

Total Software		3,186,054

Specialty Retail 7.0%
Buckle, Inc.(The)	5,336	190,762
Cabela’s, Inc.*	8,846	220,266
Hibbett Sports, Inc.*	4,005	128,240
Jo-Ann Stores, Inc.*	3,949	238,243
Jos. A. Bank Clothiers, Inc.*	6,194	264,670
Kirkland’s, Inc.*	13,785	182,582
Lumber Liquidators Holdings, Inc.*	9,616	268,671
Monro Muffler, Inc.	5,116	169,237
Zumiez, Inc.*	7,074	164,258

Total Specialty Retail		1,826,929

Textiles, Apparel & Luxury Goods 4.2%
Carter’s, Inc.*	2,245	62,187
Crocs, Inc.*	14,567	238,753
Iconix Brand Group, Inc.*	10,980	217,953
Maidenform Brands, Inc.*	5,930	152,638
Steven Madden, Ltd.*	4,544	173,444
True Religion Apparel, Inc.*	8,449	173,627

2

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2011

		Market
	Shares	Value

Volcom, Inc.	5,061	$84,013

Total Textiles, Apparel & Luxury Goods		1,102,615

Total Common Stocks (Cost $23,026,430)		26,250,116

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	19,792	19,792

Total Short Term Investments (Cost $19,792)		19,792

Total Investments 100.0%(a) (Cost $23,046,222)		26,269,908

Liabilities in Excess of Other Assets — 0.0%(b)		(6,976)

Net Assets — 100.0%		$26,262,932

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

(b)	Amount represents less than 0.05% of net assets.

3

RYDEX S&P EQUAL WEIGHT CONSUMER DISCRETIONARY ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.8%

Auto Components 2.5%
Goodyear Tire & Rubber Co.(The)*	29,370	$348,916
Johnson Controls, Inc.	8,890	341,287

Total Auto Components		690,203

Automobiles 2.7%
Ford Motor Co.*	20,600	328,570
Harley-Davidson, Inc.	10,090	400,069

Total Automobiles		728,639

Distributors 1.3%
Genuine Parts Co.	6,740	348,795

Total Distributors		348,795

Diversified Consumer Services 4.1%
Apollo Group, Inc. — Class A*	9,000	371,430
DeVry, Inc.	7,680	400,205
H&R Block, Inc.	26,630	333,407

Total Diversified Consumer Services		1,105,042

Hotels, Restaurants & Leisure 12.5%
Carnival Corp.	8,120	363,045
Darden Restaurants, Inc.	6,950	327,415
International Game Technology	21,130	362,802
Marriott International, Inc. — Class A	8,370	330,531
McDonald’s Corp.	4,500	331,515
Starbucks Corp.	10,600	334,218
Starwood Hotels & Resorts Worldwide, Inc.	5,790	341,436
Wyndham Worldwide Corp.	11,500	323,495
Wynn Resorts Ltd.	3,270	380,399
Yum! Brands, Inc.	6,910	323,112

Total Hotels, Restaurants & Leisure		3,417,968

Household Durables 12.0%
D.R. Horton, Inc.	30,710	380,497
Fortune Brands, Inc.	5,610	346,025
Harman International Industries, Inc.*	7,260	314,503
Leggett & Platt, Inc.	15,120	340,653
Lennar Corp. — Class A	20,080	388,749
Newell Rubbermaid, Inc.	19,410	373,642
Pulte Homes, Inc.*	50,210	396,157
Stanley Black & Decker, Inc.	5,460	396,833
Whirlpool Corp.	3,860	330,030

Total Household Durables		3,267,089

Internet & Catalog Retail 5.3%
Amazon.com, Inc.*	1,940	329,102
Expedia, Inc.	13,300	334,628
Netflix, Inc.*	1,900	406,752
Priceline.com, Inc.*	860	368,527

Total Internet & Catalog Retail		1,439,009

Leisure Equipment & Products 2.3%
Hasbro, Inc.	7,010	309,071
Mattel, Inc.	13,620	322,522

Total Leisure Equipment & Products		631,593

Media 20.6%
Cablevision Systems Corp.	9,950	336,808
CBS Corp. — Class B	19,190	380,538
Comcast Corp. — Class A	15,960	363,090
DIRECTV — Class A*	8,730	370,065
Discovery Communications, Inc. — Class A*	8,190	319,410
Gannett Co., Inc.	22,170	326,786
Interpublic Group of Cos., Inc.*	31,580	337,590
McGraw-Hill Cos., Inc.	9,450	368,361
News Corp. — Class A	23,920	359,278
Omnicom Group, Inc.	7,510	337,049
Scripps Networks Interactive — Class A	6,740	313,410
Time Warner Cable, Inc.	5,350	362,890
Time Warner, Inc.	11,050	347,522
Viacom, Inc. — Class B	8,940	371,457
Walt Disney Co.(The)	9,330	362,657
Washington Post Co.(The) — Class B	820	351,247

Total Media		5,608,158

Multiline Retail 9.9%
Big Lots, Inc.*	11,970	380,526
Family Dollar Stores, Inc.	6,960	295,661
J.C. Penney Co., Inc.	10,520	337,376
Kohl’s Corp.*	6,370	323,469
Macy’s, Inc.	13,430	310,905
Nordstrom, Inc.	8,160	336,029
Sears Holdings Corp.*	5,070	382,126
Target Corp.	5,850	320,755

Total Multiline Retail		2,686,847

Specialty Retail 21.9%
Abercrombie & Fitch Co. — Class A	6,210	313,046
AutoNation, Inc.*	12,600	361,746
AutoZone, Inc.*	1,280	324,518
Bed Bath & Beyond, Inc.*	7,230	347,040
Best Buy Co., Inc.	9,980	339,320
CarMax, Inc.*	9,860	321,929
GameStop Corp. — Class A*	15,910	335,224
Gap, Inc.(The)	16,260	313,330
Home Depot, Inc.	9,840	361,817
Limited Brands, Inc.	11,170	326,611
Lowe’s Cos., Inc.	13,570	336,536
O’Reilly Automotive, Inc.*	5,480	311,428
RadioShack Corp.	18,620	282,093
Ross Stores, Inc.	5,400	352,080
Staples, Inc.	15,200	339,112
Tiffany & Co.	5,350	310,996
TJX Cos., Inc.	7,890	373,907
Urban Outfitters, Inc.*	9,420	318,584

Total Specialty Retail		5,969,317

Textiles, Apparel & Luxury Goods 4.7%
Coach, Inc.	5,970	322,917
NIKE, Inc. — Class B	3,870	319,198
Polo Ralph Lauren Corp.	3,050	326,899
V.F. Corp.	3,920	324,262

Total Textiles, Apparel & Luxury Goods		1,293,276

Total Common Stocks (Cost $23,638,757)		27,185,936

SHORT TERM INVESTMENTS 0.2%

SSgA Government Money Market Fund	58,763	58,763

Total Short Term Investments (Cost $58,763)		58,763

Total Investments 100.0%(a) (Cost $23,697,520)		27,244,699

Other Assets in Excess of Liabilities — 0.0%(b)		334

Net Assets — 100.0%		$27,245,033

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.(Note G)

(b)	Amount represents less than 0.05% of net assets.

RYDEX S&P EQUAL WEIGHT CONSUMER STAPLES ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.5%

Beverages 16.4%
Brown-Forman Corp. — Class B	4,950	$328,433
Coca-Cola Co.(The)	5,270	331,220
Coca-Cola Enterprises, Inc.	13,720	345,195
Constellation Brands, Inc. — Class A*	15,640	300,601
Dr Pepper Snapple Group, Inc.	9,120	323,122
Molson Coors Brewing Co. — Class B	6,820	319,653
PepsiCo, Inc.	5,250	337,627

Total Beverages		2,285,851

Food & Staples Retailing 22.1%
Costco Wholesale Corp.	4,820	346,269
CVS Caremark Corp.	10,070	344,394
Kroger Co.(The)	15,960	341,544
Safeway, Inc.	16,060	332,281
SUPERVALU, Inc.	39,540	288,246
Sysco Corp.	11,820	344,435
Wal-Mart Stores, Inc.	6,370	357,166
Walgreen Co.	9,220	372,857
Whole Foods Market, Inc.	6,810	352,145

Total Food & Staples Retailing		3,079,337

Food Products 36.8%
Archer-Daniels-Midland Co.	11,530	376,685
Campbell Soup Co.	9,790	334,231
ConAgra Foods, Inc.	15,400	343,882
Dean Foods Co.*	42,970	436,145
General Mills, Inc.	9,520	331,106
H.J. Heinz Co.	6,820	323,950
Hershey Co.(The)	7,170	334,767
Hormel Foods Corp.	6,720	331,968
J.M. Smucker Co.(The)	5,260	326,962
Kellogg Co.	6,760	340,028
Kraft Foods, Inc. — Class A	10,850	331,684
McCormick & Co., Inc.	7,260	320,892
Mead Johnson Nutrition Co.	5,540	321,154
Sara Lee Corp.	20,070	340,588
Tyson Foods, Inc. — Class A	20,160	331,632

Total Food Products		5,125,674

Household Products 9.8%
Clorox Co.	5,540	348,411
Colgate-Palmolive Co.	4,280	328,576
Kimberly-Clark Corp.	5,520	357,309
Procter & Gamble Co.	5,340	337,114

Total Household Products		1,371,410

Personal Products 5.0%
Avon Products, Inc.	12,010	340,003
Estee Lauder Cos., Inc — Class A	4,370	351,785

Total Personal Products		691,788

Tobacco 9.4%
Altria Group, Inc.	13,860	325,848
Lorillard, Inc.	4,200	316,008
Philip Morris International, Inc.	5,800	331,992
Reynolds American, Inc.	10,670	339,413

Total Tobacco		1,313,261

Total Common Stocks (Cost $12,268,850)		13,867,321

SHORT TERM INVESTMENTS 0.4%

SSgA Government Money Market Fund	52,716	52,716

Total Short Term Investments (Cost $52,716)		52,716

Total Investments 99.9%(a) (Cost $12,321,566)		13,920,037

Other Assets in Excess of Liabilities — 0.1%		11,018

Net Assets — 100.0%		$13,931,055

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

RYDEX S&P EQUAL WEIGHT ENERGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.9%

Energy Equipment & Services 26.6%
Baker Hughes, Inc.	10,471	$717,368
Cameron International Corp.*	11,881	633,257
Diamond Offshore Drilling, Inc.	9,201	659,804
FMC Technologies, Inc.*	6,810	640,140
Halliburton Co.	14,761	664,245
Helmerich & Payne, Inc.	12,081	709,517
Nabors Industries, Ltd.*	26,962	657,873
National-Oilwell Varco, Inc.	9,261	684,388
Noble Corp.	15,830	605,497
Rowan Cos., Inc.*	17,122	586,942
Schlumberger, Ltd.	7,241	644,377

Total Energy Equipment & Services		7,203,408

Oil, Gas & Consumable Fuels 73.3%
Anadarko Petroleum Corp.	8,920	687,554
Apache Corp.	5,050	602,768
Cabot Oil & Gas Corp.	16,072	669,077
Chesapeake Energy Corp.	25,271	746,253
Chevron Corp.	6,650	631,285
ConocoPhillips	9,050	646,713
CONSOL Energy, Inc.	13,721	681,934
Denbury Resources, Inc.*	31,422	639,438
Devon Energy Corp.	8,051	714,043
El Paso Corp.	44,612	708,439
EOG Resources, Inc.	6,421	683,130
EQT Corp.	13,371	644,349
Exxon Mobil Corp.	8,161	658,429
Hess Corp.	7,801	656,220
Marathon Oil Corp.	16,721	764,150
Massey Energy Co.	11,511	723,581
Murphy Oil Corp.	8,171	541,737
Newfield Exploration Co.*	8,290	606,579
Noble Energy, Inc.	6,921	630,503
Occidental Petroleum Corp.	6,191	598,546
Peabody Energy Corp.	9,731	617,140
Pioneer Natural Resources Co.	6,920	658,507
QEP Resources, Inc.	16,041	651,906
Range Resources Corp.	13,792	687,807
Southwestern Energy Co.*	16,461	650,210
Spectra Energy Corp.	24,132	632,982
Sunoco, Inc.	15,260	647,787
Tesoro Corp.*	33,764	649,957
Valero Energy Corp.	27,931	708,330
Williams Cos., Inc.(The)	24,643	665,115

Total Oil, Gas & Consumable Fuels		19,804,469

Total Common Stocks (Cost $20,802,200)		27,007,877

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	32,570	32,570

Total Short Term Investments (Cost $32,570)		32,570

Total Investments 100.0%(a) (Cost $20,834,770)		27,040,447

Liabilities in Excess of Other Assets — 0.0%(b)		(9,207)

Net Assets — 100.0%		$27,031,240

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

(b)	Amount represents less than 0.05% of net assets.

RYDEX S&P EQUAL WEIGHT FINANCIALS ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.6%

Capital Markets 17.0%
Ameriprise Financial, Inc.	4,220	$260,163
Bank of New York Mellon Corp.	7,920	247,342
Charles Schwab Corp.(The)	13,850	249,992
E*TRADE Financial Corp.*	15,100	250,056
Federated Investors, Inc. — Class B	8,760	237,221
Franklin Resources, Inc.	2,030	244,920
Goldman Sachs Group, Inc.(The)	1,420	232,340
Invesco Ltd.	10,220	252,843
Janus Capital Group, Inc.	18,670	241,030
Legg Mason, Inc.	6,410	212,363
Morgan Stanley	8,870	260,778
Northern Trust Corp.	4,290	222,994
State Street Corp.	5,120	239,206
T. Rowe Price Group, Inc.	3,700	243,904

Total Capital Markets		3,395,152

Commercial Banks 17.3%
BB&T Corp.	8,900	245,996
Comerica, Inc.	5,630	215,066
Fifth Third Bancorp	16,540	245,950
First Horizon National Corp.*	21,390	242,349
Huntington Bancshares, Inc.	37,360	270,487
KeyCorp	27,650	246,085
M&T Bank Corp.	2,810	242,981
Marshall & Ilsley Corp.	33,980	237,520
PNC Financial Services Group, Inc.	3,980	238,800
Regions Financial Corp.	37,300	264,830
SunTrust Banks, Inc.	8,610	262,002
U.S. Bancorp	8,890	240,030
Wells Fargo & Co.	7,770	251,903
Zions Bancorp	10,450	246,411

Total Commercial Banks		3,450,410

Consumer Finance 5.2%
American Express Co.	5,290	229,480
Capital One Financial Corp.	5,750	276,920
Discover Financial Services	12,920	266,023
SLM Corp.*	19,300	278,113

Total Consumer Finance		1,050,536

Diversified Financial Services 11.2%
Bank of America Corp.	18,520	254,279
Citigroup, Inc.*	49,530	238,735
CME Group, Inc.	730	225,249
IntercontinentalExchange, Inc.*	1,950	234,955
JPMorgan Chase & Co.	5,870	263,798
Leucadia National Corp.	8,150	265,038
Moody’s Corp.	8,830	259,337
Nasdaq OMX Group (The)*	9,910	242,597
NYSE Euronext	7,800	248,118

Total Diversified Financial Services		2,232,106

Insurance 26.2%
ACE Ltd.	3,810	234,658
AFLAC, Inc.	4,190	241,260
Allstate Corp.	7,430	231,370
American International Group, Inc.*	5,210	210,224
Aon Corp.	5,160	236,018
Assurant, Inc.	6,260	245,580
Berkshire Hathaway, Inc. — Class B*	2,910	237,892
Chubb Corp.	3,930	227,665
Cincinnati Financial Corp.	7,320	234,533
Genworth Financial, Inc. — Class A*	18,130	246,024
Hartford Financial Services Group, Inc.	8,890	246,964
Lincoln National Corp.	8,190	236,200
Loews Corp.	6,020	241,101
Marsh & McLennan Cos., Inc.	8,590	239,489
MetLife, Inc.	5,300	242,581
Principal Financial Group, Inc.	7,290	238,893
Progressive Corp.	11,860	234,947
Prudential Financial, Inc.	4,010	246,655
Torchmark Corp.	3,850	239,855
Travelers Cos., Inc.(The)	4,220	237,417
Unum Group	9,770	243,664
XL Group PLC	10,730	245,932

Total Insurance		5,238,922

Real Estate Investment Trusts (REITs) 19.3%
Apartment Investment & Management Co. — Class A	9,490	242,564
AvalonBay Communities, Inc.	2,140	248,090
Boston Properties, Inc.	2,800	264,236
Equity Residential	4,670	253,067
HCP, Inc.	6,700	248,503
Health Care REIT, Inc.	5,160	253,253
Host Hotels & Resorts, Inc.	13,490	249,700
Kimco Realty Corp.	13,770	249,099
Plum Creek Timber Co., Inc.	6,540	273,830
ProLogis	16,660	248,567
Public Storage, Inc.	2,370	258,283
Simon Property Group, Inc.	2,440	247,538
Ventas, Inc.	4,690	260,107
Vornado Realty Trust	2,910	256,342
Weyerhaeuser Co.	12,820	297,168

Total Real Estate Investment Trusts (REITs)		3,850,347

Real Estate Management & Development 1.3%
CB Richard Ellis Group, Inc. — Class A*	11,350	251,861

Total Real Estate Management & Development		251,861

Thrifts & Mortgage Finance 2.1%
Hudson City Bancorp, Inc.	18,610	204,338
People’s United Financial, Inc.	17,100	220,761

Total Thrifts & Mortgage Finance		425,099

Total Common Stocks (Cost $17,770,397)		19,894,433

SHORT TERM INVESTMENTS 0.4%

SSgA Government Money Market Fund	80,067	80,067

Total Short Term Investments (Cost $80,067)		80,067

Total Investments 100.0%(a) (Cost $17,850,464)		19,974,500

Other Assets in Excess of Liabilities — 0.0%(b)		8,844

Net Assets — 100.0%		$19,983,344

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

(b)	Amount represents less than 0.05% of net assets.

RYDEX S&P EQUAL WEIGHT HEALTH CARE ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.9%

Biotechnology 11.1%
Amgen, Inc.*	19,442	$1,070,865
Biogen Idec, Inc.*	16,382	1,072,530
Celgene Corp.*	18,836	970,619
Cephalon, Inc.*	17,114	1,011,095
Genzyme Corp.*	15,999	1,173,527
Gilead Sciences, Inc.*	30,014	1,151,937

Total Biotechnology		6,450,573

Health Care Equipment & Supplies 23.4%
Baxter International, Inc.	21,768	1,055,530
Becton, Dickinson & Co.	13,098	1,086,479
Boston Scientific Corp.*	145,911	1,018,459
C.R. Bard, Inc.	11,658	1,099,932
CareFusion Corp.*	44,906	1,155,431
Dentsply International, Inc.	32,406	1,149,765
Intuitive Surgical, Inc.*	4,208	1,358,805
Medtronic, Inc.	29,850	1,143,852
St Jude Medical, Inc.*	26,228	1,062,234
Stryker Corp.	20,468	1,178,138
Varian Medical Systems, Inc.*	15,864	1,071,931
Zimmer Holdings, Inc.*	20,478	1,211,479

Total Health Care Equipment & Supplies		13,592,035

Health Care Providers & Services 32.9%
Aetna, Inc.	36,747	1,210,446
AmerisourceBergen Corp.	33,642	1,206,402
Cardinal Health, Inc.	28,838	1,197,065
CIGNA Corp.	30,414	1,277,996
Coventry Health Care, Inc.*	41,900	1,255,743
DaVita, Inc.*	15,944	1,177,465
Express Scripts, Inc.*	20,332	1,145,302
Humana, Inc.*	20,164	1,168,907
Laboratory Corp. of America Holdings*	12,556	1,128,910
McKesson Corp.	16,224	1,219,558
Medco Health Solutions, Inc.*	17,957	1,095,736
Patterson Cos., Inc.	36,138	1,194,722
Quest Diagnostics, Inc.	20,590	1,172,601
Tenet Healthcare Corp.*	165,609	1,101,300
UnitedHealth Group, Inc.	31,835	1,306,827
WellPoint, Inc.*	19,959	1,239,853

Total Health Care Providers & Services		19,098,833

Health Care Technology 2.0%
Cerner Corp.*	11,510	1,137,763

Total Health Care Technology		1,137,763

Life Sciences Tools & Services 9.6%
Agilent Technologies, Inc.*	27,534	1,151,747
Life Technologies Corp.*	20,125	1,092,586
PerkinElmer, Inc.	42,853	1,096,180
Thermo Fisher Scientific, Inc.*	20,016	1,146,317
Waters Corp.*	13,926	1,063,807

Total Life Sciences Tools & Services		5,550,637

Pharmaceuticals 20.9%
Abbott Laboratories	23,064	1,041,570
Allergan, Inc.	15,751	1,112,178
Bristol-Myers Squibb Co.	42,133	1,060,909
Eli Lilly & Co.	31,882	1,108,537
Forest Laboratories, Inc.*	34,116	1,100,582
Hospira, Inc.*	19,431	1,073,174
Johnson & Johnson, Inc.	17,845	1,066,596
Merck & Co., Inc.	30,590	1,014,671
Mylan, Inc.*	52,156	1,207,933
Pfizer, Inc.	65,532	1,193,993
Watson Pharmaceuticals, Inc.*	21,625	1,178,995

Total Pharmaceuticals		12,159,138

Total Common Stocks (Cost $58,556,116)		57,988,979

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	72,228	72,228

Total Short Term Investments (Cost $72,228)		72,228

Total Investments 100.0%(a) (Cost $58,628,344)		58,061,207

Other Assets in Excess of Liabilities — 0.0%(b)		5,755

Net Assets — 100.0%		$58,066,962

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

(b)	Amount represents less than 0.05% of net assets.

RYDEX S&P EQUAL WEIGHT INDUSTRIALS ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.8%

Aerospace & Defense 21.5%
Boeing Co.(The)	12,940	$899,071
General Dynamics Corp.	11,830	891,982
Goodrich Corp.	9,550	865,421
Honeywell International, Inc.	15,600	873,756
ITT Corp.	16,380	965,110
L-3 Communications Holdings, Inc.	11,770	921,003
Lockheed Martin Corp.	11,840	942,464
Northrop Grumman Corp.	12,900	893,970
Precision Castparts Corp.	6,000	857,940
Raytheon Co.	18,360	917,816
Rockwell Collins, Inc.	14,330	919,126
United Technologies Corp.	10,550	857,715

Total Aerospace & Defense		10,805,374

Air Freight & Logistics 6.3%
C.H. Robinson Worldwide, Inc.	10,520	810,987
Expeditors International of Washington, Inc.	14,630	741,302
FedEx Corp.	8,850	799,332
United Parcel Service, Inc. — Class B	11,300	809,306

Total Air Freight & Logistics		3,160,927

Airlines 1.5%
Southwest Airlines Co.	65,930	781,271

Total Airlines		781,271

Building Products 1.7%
Masco Corp.	63,420	844,754

Total Building Products		844,754

Commercial Services & Supplies 13.2%
Avery Dennison Corp.	19,750	831,277
Cintas Corp.	28,310	794,379
Iron Mountain, Inc.	33,010	805,114
Pitney Bowes, Inc.	34,070	827,220
R.R. Donnelley & Sons Co.	47,490	841,523
Republic Services, Inc.	27,840	858,586
Stericycle, Inc.*	10,590	831,209
Waste Management, Inc.	22,980	870,252

Total Commercial Services & Supplies		6,659,560

Construction & Engineering 5.8%
Fluor Corp.	13,200	913,308
Jacobs Engineering Group, Inc.*	19,620	1,007,879
Quanta Services, Inc.*	42,090	998,796

Total Construction & Engineering		2,919,983

Electrical Equipment 5.2%
Emerson Electric Co.	14,200	836,096
Rockwell Automation, Inc.	11,570	937,285
Roper Industries, Inc.	10,630	825,845

Total Electrical Equipment		2,599,226

Industrial Conglomerates 7.2%
3M Co.	9,650	848,428
General Electric Co.	46,900	944,566
Textron, Inc.	35,690	938,290
Tyco International Ltd.	19,700	883,151

Total Industrial Conglomerates		3,614,435

Machinery 22.4%
Caterpillar, Inc.	8,940	867,269
Cummins, Inc.	7,680	813,158
Danaher Corp.	17,810	820,329
Deere & Co.	10,130	920,817
Dover Corp.	14,450	926,245
Eaton Corp.	8,260	891,750
Flowserve Corp.	7,180	897,428
Illinois Tool Works, Inc.	16,130	862,794
Ingersoll-Rand PLC	17,930	846,296
PACCAR, Inc.	14,520	820,235
Pall Corp.	16,630	921,468
Parker-Hannifin Corp.	9,760	872,642
Snap-on, Inc.	14,530	822,834

Total Machinery		11,283,265

Professional Services 5.1%
Dun & Bradstreet Corp.	10,280	873,286
Equifax, Inc.	23,380	835,133
Robert Half International, Inc.	27,580	864,909

Total Professional Services		2,573,328

Road & Rail 6.7%
CSX Corp.	13,030	919,918
Norfolk Southern Corp.	13,230	809,543
Ryder System, Inc.	16,660	801,013
Union Pacific Corp.	9,030	854,509

Total Road & Rail		3,384,983

Trading Companies & Distributors 3.2%
Fastenal Co.	14,080	817,485
W.W. Grainger, Inc.	6,090	800,652

Total Trading Companies & Distributors		1,618,137

Total Common Stocks (Cost $38,162,709)		50,245,243

SHORT TERM INVESTMENTS 0.2%

SSgA Government Money Market Fund	82,254	82,254

Total Short Term Investments (Cost $82,254)		82,254

Total Investments 100.0%(a) (Cost $38,244,963)		50,327,497

Other Assets in Excess of Liabilities — 0.0%(b)		18,845

Net Assets — 100.0%		$50,346,342

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

(b)	Amount represents less than 0.05% of net assets.

RYDEX S&P EQUAL WEIGHT MATERIALS ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.8%

Chemicals 46.4%
Air Products & Chemicals, Inc.	16,170	$1,410,833
Airgas, Inc.	22,920	1,436,396
CF Industries Holdings, Inc.	11,560	1,561,062
Dow Chemical Co.(The)	42,550	1,509,674
Du Pont (E.I.) de Nemours & Co.	28,970	1,468,200
Eastman Chemical Co.	18,000	1,671,480
Ecolab, Inc.	28,850	1,433,556
FMC Corp.	18,120	1,378,207
International Flavors & Fragrances, Inc.	26,220	1,495,851
Monsanto Co.	22,360	1,640,777
PPG Industries, Inc.	17,620	1,485,014
Praxair, Inc.	15,450	1,437,468
Sherwin-Williams Co.(The)	17,610	1,492,095
Sigma-Aldrich Corp.	21,640	1,377,386

Total Chemicals		20,797,999

Construction Materials 3.0%
Vulcan Materials Co.	31,360	1,334,682

Total Construction Materials		1,334,682

Containers & Packaging 13.1%
Ball Corp.	21,090	1,500,132
Bemis Co., Inc.	43,640	1,420,482
Owens-Illinois, Inc.*	48,200	1,421,418
Sealed Air Corp.	57,670	1,539,212

Total Containers & Packaging		5,881,244

Metals & Mining 30.0%
AK Steel Holding Corp.	88,740	1,410,966
Alcoa, Inc.	99,220	1,644,076
Allegheny Technologies, Inc.	25,070	1,634,313
Cliffs Natural Resources, Inc.	18,980	1,622,031
Freeport-McMoRan Copper & Gold, Inc.	12,710	1,382,213
Newmont Mining Corp.	24,320	1,339,302
Nucor Corp.	32,400	1,487,484
Titanium Metals Corp.*	79,900	1,506,115
United States Steel Corp.	24,530	1,414,645

Total Metals & Mining		13,441,145

Paper & Forest Products 7.3%
International Paper Co.	55,690	1,608,327
MeadWestvaco Corp.	57,370	1,642,503

Total Paper & Forest Products		3,250,830

Total Common Stocks (Cost $34,748,821)		44,705,900

SHORT TERM INVESTMENTS 0.2%

SSgA Government Money Market Fund	85,592	85,592

Total Short Term Investments (Cost $85,592)		85,592

Total Investments 100.0%(a) (Cost $34,834,413)		44,791,492

Other Assets in Excess of Liabilities — 0.0%(b)		6,002

Net Assets — 100.0%		$44,797,494

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

(b)	Amount represents less than 0.05% of net assets.

RYDEX S&P EQUAL WEIGHT TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.9%

Communications Equipment 11.3%
Cisco Systems, Inc.*	72,433	$1,531,958
F5 Networks, Inc.*	10,400	1,127,152
Harris Corp.	30,452	1,417,236
JDS Uniphase Corp.*	98,316	1,668,423
Juniper Networks, Inc.*	38,726	1,437,509
Motorola Mobility Holdings, Inc.*	47,100	1,312,677
Motorola Solutions, Inc.*	38,864	1,506,757
QUALCOMM, Inc.	28,642	1,550,391
Tellabs, Inc.	210,399	1,115,115

Total Communications Equipment		12,667,218

Computers & Peripherals 10.3%
Apple, Inc.*	4,406	1,495,044
Dell, Inc.*	104,471	1,374,838
EMC Corp.*	61,593	1,533,050
Hewlett-Packard Co.	33,681	1,538,885
Lexmark International, Inc. — Class A*	40,434	1,408,721
NetApp, Inc.*	26,266	1,437,538
SanDisk Corp.*	28,919	1,312,055
Western Digital Corp.*	42,866	1,458,301

Total Computers & Peripherals		11,558,432

Electronic Equipment, Instruments & Components 7.1%
Amphenol Corp. — Class A	26,589	1,471,435
Corning, Inc.	74,475	1,654,090
FLIR Systems, Inc.*	49,715	1,543,154
Jabil Circuit, Inc.	81,623	1,649,601
Molex, Inc.	62,516	1,634,793

Total Electronic Equipment, Instruments & Components		7,953,073

Internet Software & Services 7.1%
Akamai Technologies, Inc.*	27,862	1,346,292
eBay, Inc.*	47,398	1,439,003
Google, Inc. — Class A*	2,398	1,439,663
Monster Worldwide, Inc.*	57,308	954,178
VeriSign, Inc.	41,240	1,387,726
Yahoo!, Inc.*	86,554	1,395,251

Total Internet Software & Services		7,962,113

IT Services 17.5%
Automatic Data Processing, Inc.	30,165	1,444,903
Cognizant Technology Solutions Corp. — Class A*	19,777	1,442,732
Computer Sciences Corp.	29,199	1,556,015
Fidelity National Information Services, Inc.	51,469	1,566,202
Fiserv, Inc.*	23,384	1,444,430
International Business Machines Corp.	9,752	1,579,824
Mastercard, Inc. — Class A	6,382	1,509,407
Paychex, Inc.	45,611	1,459,552
SAIC, Inc.*	90,089	1,492,775
Teradata Corp.*	32,515	1,397,820
Total System Services, Inc.	92,480	1,610,077
Visa, Inc. — Class A	21,125	1,475,581
Western Union Co.	77,316	1,567,968

Total IT Services		19,547,286

Office Electronics 1.2%
Xerox Corp.	120,254	1,277,098

Total Office Electronics		1,277,098

Semiconductors & Semiconductor Equipment 26.7%
Advanced Micro Devices, Inc.*	174,562	1,366,820
Altera Corp.	38,596	1,450,052
Analog Devices, Inc.	37,708	1,464,202
Applied Materials, Inc.	104,114	1,633,549
Broadcom Corp. — Class A	32,227	1,453,115
First Solar, Inc.*	10,593	1,637,466
Intel Corp.	65,888	1,413,957
KLA-Tencor Corp.	35,485	1,564,179
Linear Technology Corp.	40,495	1,408,821
LSI Corp.*	235,580	1,458,240
MEMC Electronic Materials, Inc.*	127,615	1,415,250
Microchip Technology, Inc.	41,430	1,510,952
Micron Technology, Inc.*	173,024	1,823,673
National Semiconductor Corp.	102,480	1,553,597
Novellus Systems, Inc.*	43,030	1,552,092
NVIDIA Corp.*	98,382	2,353,297
Teradyne, Inc.*	101,925	1,700,109
Texas Instruments, Inc.	43,444	1,473,186
Xilinx, Inc.	50,066	1,612,125

Total Semiconductors & Semiconductor Equipment		29,844,682

Software 18.7%
Adobe Systems, Inc.*	49,121	1,623,449
Autodesk, Inc.*	36,138	1,470,094
BMC Software, Inc.*	29,268	1,396,084
CA, Inc.	56,789	1,351,578
Citrix Systems, Inc.*	20,426	1,290,515
Compuware Corp.*	120,673	1,293,615
Electronic Arts, Inc.*	88,846	1,385,109
Intuit, Inc.*	28,611	1,342,714
McAfee, Inc.*	30,474	1,459,705
Microsoft Corp.	50,836	1,409,428
Novell, Inc.*	235,560	1,418,071
Oracle Corp.	45,974	1,472,547
Red Hat, Inc.*	29,534	1,220,345
Salesforce.com, Inc.*	10,346	1,336,082
Symantec Corp.*	83,348	1,467,758

Total Software		20,937,094

Total Common Stocks (Cost $96,103,287)		111,746,996

SHORT TERM INVESTMENTS 0.1%

SSgA Government Money Market Fund	103,917	103,917

Total Short Term Investments (Cost $103,917)		103,917

Total Investments 100.0%(a) (Cost $96,207,204)		111,850,913

Liabilities in Excess of Other Assets — 0.0%(b)		(22,625)

Net Assets — 100.0%		$111,828,288

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

(b)	Amount represents less than 0.05% of net assets.

RYDEX S&P EQUAL WEIGHT UTILITIES ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.4%

Diversified Telecommunication Services 13.0%
AT&T, Inc.	15,940	$438,669
CenturyTel, Inc.	10,260	443,642
Frontier Communications Corp.	49,420	453,182
Qwest Communications International, Inc.	62,470	445,411
Verizon Communications, Inc.	13,410	477,664
Windstream Corp.	32,980	422,474

Total Diversified Telecommunication Services		2,681,042

Electric Utilities 32.4%
Allegheny Energy, Inc.	19,910	513,280
American Electric Power Co., Inc.	12,930	461,342
Duke Energy Corp.	26,390	471,853
Edison International	12,120	439,714
Entergy Corp.	6,620	477,765
Exelon Corp.	11,380	483,764
FirstEnergy Corp.	12,940	506,213
NextEra Energy, Inc.	9,100	486,486
Northeast Utilities	14,640	481,949
Pepco Holdings, Inc.	25,430	472,235
Pinnacle West Capital Corp.	11,260	458,395
PPL Corp.	18,150	468,088
Progress Energy, Inc.	10,650	478,398
Southern Co.	12,330	463,855

Total Electric Utilities		6,663,337

Gas Utilities 4.8%
Nicor, Inc.	9,300	469,371
Oneok, Inc.	8,650	509,398

Total Gas Utilities		978,769

Independent Power Producers & Energy Traders 7.6%
AES Corp.(The)*	41,210	511,004
Constellation Energy Group, Inc.	16,380	528,255
NRG Energy, Inc.*	25,450	528,087

Total Independent Power Producers & Energy Traders		1,567,346

Multi-Utilities 34.5%
Ameren Corp.	16,440	466,403
CenterPoint Energy, Inc.	29,310	473,356
CMS Energy Corp.	24,520	478,140
Consolidated Edison, Inc.	9,400	469,154
Dominion Resources, Inc.	11,020	479,811
DTE Energy Co.	10,220	472,777
Integrys Energy Group, Inc.	9,450	449,726
NiSource, Inc.	27,020	503,112
PG&E Corp.	9,730	450,304
Public Service Enterprise Group, Inc.	14,620	474,127
SCANA Corp.	11,440	483,569
Sempra Energy	8,980	467,589
TECO Energy, Inc.	26,850	494,308
Wisconsin Energy Corp.	7,930	478,100
Xcel Energy, Inc.	19,670	463,622

Total Multi-Utilities		7,104,098

Wireless Telecommunication Services 7.1%
American Tower Corp. — Class A*	9,320	474,015
MetroPCS Communications, Inc.*	37,920	490,306
Sprint Nextel Corp.*	111,760	505,155

Total Wireless Telecommunication Services		1,469,476

Total Common Stocks (Cost $18,283,755)		20,464,068

SHORT TERM INVESTMENTS 0.4%

SSgA Government Money Market Fund	88,243	88,243

Total Short Term Investments (Cost $88,243)		88,243

Total Investments 99.8%(a) (Cost $18,371,998)		20,552,311

Other Assets in Excess of Liabilities — 0.2%		32,203

Net Assets — 100.0%		$20,584,514

*	Non-Income Producing Security.

(a)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2011

		Market
	Shares	Value

COMMON STOCKS 81.5%

Aerospace & Defense 2.2%
Boeing Co.(The)	4,830	$335,588
General Dynamics Corp.	2,490	187,746
Goodrich Corp.	830	75,215
Honeywell International, Inc.	5,140	287,891
ITT Corp.	1,210	71,293
L-3 Communications Holdings, Inc.	750	58,688
Lockheed Martin Corp.	1,950	155,220
Northrop Grumman Corp.	1,920	133,056
Precision Castparts Corp.	940	134,411
Raytheon Co.	2,400	119,976
Rockwell Collins, Inc.	1,030	66,064
United Technologies Corp.	6,080	494,304

Total Aerospace & Defense		2,119,452

Air Freight & Logistics 0.9%
C.H. Robinson Worldwide, Inc.	1,090	84,028
Expeditors International of Washington, Inc.	1,400	70,938
FedEx Corp.	2,070	186,963
United Parcel Service, Inc. — Class B	6,510	466,246

Total Air Freight & Logistics		808,175

Airlines 0.1%
Southwest Airlines Co.	4,920	58,302

Total Airlines		58,302

Auto Components 0.2%
Goodyear Tire & Rubber Co.(The)*	1,600	19,008
Johnson Controls, Inc.	4,440	170,452

Total Auto Components		189,460

Automobiles 0.5%
Ford Motor Co.*	24,680	393,646
Harley-Davidson, Inc.	1,550	61,457

Total Automobiles		455,103

Beverages 2.0%
Brown-Forman Corp. — Class B	680	45,118
Coca-Cola Co.(The)	15,300	961,605
Coca-Cola Enterprises, Inc.	2,230	56,107
Constellation Brands, Inc. — Class A*	1,170	22,487
Dr Pepper Snapple Group, Inc.	1,500	53,145
Molson Coors Brewing Co. — Class B	1,040	48,745
PepsiCo, Inc.	10,440	671,396

Total Beverages		1,858,603

Biotechnology 1.0%
Amgen, Inc.*	6,220	342,598
Biogen Idec, Inc.*	1,570	102,788
Celgene Corp.*	3,100	159,743
Cephalon, Inc.*	500	29,540
Genzyme Corp.*	1,710	125,428
Gilead Sciences, Inc.*	5,350	205,333

Total Biotechnology		965,430

Building Products 0.0%(a)
Masco Corp.	2,360	31,435

Total Building Products		31,435

Capital Markets 2.1%
Ameriprise Financial, Inc.	1,630	100,490
Bank of New York Mellon Corp.	8,170	255,149
Charles Schwab Corp.(The)	6,530	117,866
E*TRADE Financial Corp.*	1,310	21,694
Federated Investors, Inc. — Class B	600	16,248
Franklin Resources, Inc.	960	115,824
Goldman Sachs Group, Inc.(The)	3,370	551,399
Invesco Ltd.	3,040	75,210
Janus Capital Group, Inc.	1,210	15,621
Legg Mason, Inc.	1,010	33,461
Morgan Stanley	9,970	293,118
Northern Trust Corp.	1,600	83,168
State Street Corp.	3,310	154,643
T. Rowe Price Group, Inc.	1,690	111,405

Total Capital Markets		1,945,296

Chemicals 1.7%
Air Products & Chemicals, Inc.	1,410	123,022
Airgas, Inc.	490	30,708
CF Industries Holdings, Inc.	470	63,469
Dow Chemical Co.(The)	7,650	271,422
Du Pont (E.I.) de Nemours & Co.	6,010	304,587
Eastman Chemical Co.	480	44,573
Ecolab, Inc.	1,530	76,026
FMC Corp.	480	36,509
International Flavors & Fragrances, Inc.	530	30,236
Monsanto Co.	3,530	259,031
PPG Industries, Inc.	1,070	90,180
Praxair, Inc.	2,020	187,941
Sherwin-Williams Co.(The)	590	49,991
Sigma-Aldrich Corp.	800	50,920

Total Chemicals		1,618,615

Commercial Banks 2.5%
BB&T Corp.	4,570	126,315
Comerica, Inc.	1,160	44,312
Fifth Third Bancorp	6,040	89,815
First Horizon National Corp.*	1,720	19,488
Huntington Bancshares, Inc.	5,690	41,195
KeyCorp	5,800	51,620
M&T Bank Corp.	790	68,311
Marshall & Ilsley Corp.	3,480	24,325
PNC Financial Services Group, Inc.	3,460	207,600
Regions Financial Corp.	8,270	58,717
SunTrust Banks, Inc.	3,290	100,115
U.S. Bancorp	12,640	341,280
Wells Fargo & Co.	34,580	1,121,083
Zions Bancorp	1,170	27,589

Total Commercial Banks		2,321,765

Commercial Services & Supplies 0.4%
Avery Dennison Corp.	710	29,884
Cintas Corp.	830	23,290
Iron Mountain, Inc.	1,320	32,195
Pitney Bowes, Inc.	1,340	32,535
R.R. Donnelley & Sons Co.	1,360	24,099
Republic Services, Inc.	2,030	62,605
Stericycle, Inc.*	560	43,955
Waste Management, Inc.	3,130	118,533

Total Commercial Services & Supplies		367,096

Communications Equipment 1.9%
Cisco Systems, Inc.*	36,510	772,187
F5 Networks, Inc.*	530	57,441
Harris Corp.	850	39,559
JDS Uniphase Corp.*	1,470	24,946
Juniper Networks, Inc.*	3,450	128,064
Motorola Mobility Holdings, Inc.*	1,935	53,928
Motorola Solutions, Inc.*	2,211	85,721
QUALCOMM, Inc.	10,660	577,026
Tellabs, Inc.	2,430	12,879

Total Communications Equipment		1,751,751

Computers & Peripherals 3.7%
Apple, Inc.*	6,040	2,049,493

RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011

		Market
	Shares	Value

Dell, Inc.*	11,060	$145,550
EMC Corp.*	13,570	337,757
Hewlett-Packard Co.	14,940	682,608
Lexmark International, Inc. — Class A*	520	18,117
NetApp, Inc.*	2,380	130,257
SanDisk Corp.*	1,540	69,870
Western Digital Corp.*	1,510	51,370

Total Computers & Peripherals		3,485,022

Construction & Engineering 0.2%
Fluor Corp.	1,180	81,644
Jacobs Engineering Group, Inc.*	830	42,637
Quanta Services, Inc.*	1,420	33,697

Total Construction & Engineering		157,978

Construction Materials 0.0%(a)
Vulcan Materials Co.	850	36,176

Total Construction Materials		36,176

Consumer Finance 0.6%
American Express Co.	6,900	299,322
Capital One Financial Corp.	3,010	144,962
Discover Financial Services	3,590	73,918
SLM Corp.*	3,200	46,112

Total Consumer Finance		564,314

Containers & Packaging 0.1%
Ball Corp.	580	41,255
Bemis Co., Inc.	710	23,111
Owens-Illinois, Inc.*	1,080	31,849
Sealed Air Corp.	1,050	28,025

Total Containers & Packaging		124,240

Distributors 0.1%
Genuine Parts Co.	1,040	53,820

Total Distributors		53,820

Diversified Consumer Services 0.1%
Apollo Group, Inc. — Class A*	840	34,667
DeVry, Inc.	410	21,365
H&R Block, Inc.	2,030	25,415

Total Diversified Consumer Services		81,447

Diversified Financial Services 3.5%
Bank of America Corp.	66,440	912,221
Citigroup, Inc.*	191,370	922,404
CME Group, Inc.	440	135,767
IntercontinentalExchange, Inc.*	480	57,835
JPMorgan Chase & Co.	25,750	1,157,205
Leucadia National Corp.	1,300	42,276
Moody’s Corp.	1,340	39,356
Nasdaq OMX Group (The)*	930	22,766
NYSE Euronext	1,720	54,713

Total Diversified Financial Services		3,344,543

Diversified Telecommunication Services 2.1%
AT&T, Inc.	38,930	1,071,354
CenturyTel, Inc.	2,000	86,480
Frontier Communications Corp.	6,550	60,064
Qwest Communications International, Inc.	11,480	81,852
Verizon Communications, Inc.	18,620	663,244
Windstream Corp.	3,190	40,864

Total Diversified Telecommunication Services		2,003,858

Electric Utilities 1.4%
Allegheny Energy, Inc.	1,120	28,874
American Electric Power Co., Inc.	3,160	112,749
Duke Energy Corp.	8,730	156,092
Edison International	2,150	78,002
Entergy Corp.	1,190	85,882
Exelon Corp.	4,360	185,344
FirstEnergy Corp.	2,010	78,631
NextEra Energy, Inc.	2,740	146,480
Northeast Utilities	1,160	38,187
Pepco Holdings, Inc.	1,480	27,484
Pinnacle West Capital Corp.	720	29,311
PPL Corp.	3,180	82,012
Progress Energy, Inc.	1,930	86,696
Southern Co.	5,520	207,662

Total Electric Utilities		1,343,406

Electrical Equipment 0.4%
Emerson Electric Co.	4,960	292,045
Rockwell Automation, Inc.	930	75,339
Roper Industries, Inc.	620	48,168

Total Electrical Equipment		415,552

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. — Class A	1,150	63,641
Corning, Inc.	10,300	228,763
FLIR Systems, Inc.*	1,040	32,282
Jabil Circuit, Inc.	1,290	26,071
Molex, Inc.	910	23,796

Total Electronic Equipment, Instruments & Components		374,553

Energy Equipment & Services 1.9%
Baker Hughes, Inc.	2,840	194,568
Cameron International Corp.*	1,600	85,280
Diamond Offshore Drilling, Inc.	460	32,987
FMC Technologies, Inc.*	790	74,260
Halliburton Co.	5,990	269,550
Helmerich & Payne, Inc.	700	41,111
Nabors Industries, Ltd.*	1,880	45,872
National-Oilwell Varco, Inc.	2,760	203,964
Noble Corp.	1,680	64,260
Rowan Cos., Inc.*	830	28,452
Schlumberger, Ltd.	8,990	800,020

Total Energy Equipment & Services		1,840,324

Food & Staples Retailing 1.9%
Costco Wholesale Corp.	2,850	204,744
CVS Caremark Corp.	8,950	306,090
Kroger Co.(The)	4,200	89,880
Safeway, Inc.	2,460	50,897
SUPERVALU, Inc.	1,400	10,206
Sysco Corp.	3,850	112,189
Wal-Mart Stores, Inc.	12,910	723,864
Walgreen Co.	6,100	246,684
Whole Foods Market, Inc.	970	50,159

Total Food & Staples Retailing		1,794,713

Food Products 1.4%
Archer-Daniels-Midland Co.	4,210	137,541
Campbell Soup Co.	1,260	43,016
ConAgra Foods, Inc.	2,900	64,757
Dean Foods Co.*	1,200	12,180
General Mills, Inc.	4,220	146,772
H.J. Heinz Co.	2,110	100,225
Hershey Co.(The)	1,020	47,624
Hormel Foods Corp.	460	22,724
J.M. Smucker Co.(The)	790	49,106
Kellogg Co.	1,670	84,001
Kraft Foods, Inc. — Class A	11,510	351,861
McCormick & Co., Inc.	880	38,896
Mead Johnson Nutrition Co.	1,350	78,259
Sara Lee Corp.	4,210	71,444
Tyson Foods, Inc. — Class A	1,960	32,242

Total Food Products		1,280,648

2

RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011

		Market
	Shares	Value

Gas Utilities 0.1%
Nicor, Inc.	300	$15,141
Oneok, Inc.	700	41,223

Total Gas Utilities		56,364

Health Care Equipment & Supplies 1.3%
Baxter International, Inc.	3,840	186,202
Becton, Dickinson & Co.	1,510	125,254
Boston Scientific Corp.*	10,010	69,870
C.R. Bard, Inc.	610	57,553
CareFusion Corp.*	1,470	37,823
Dentsply International, Inc.	940	33,351
Intuitive Surgical, Inc.*	260	83,957
Medtronic, Inc.	7,110	272,455
St Jude Medical, Inc.*	2,260	91,530
Stryker Corp.	2,250	129,510
Varian Medical Systems, Inc.*	780	52,705
Zimmer Holdings, Inc.*	1,300	76,908

Total Health Care Equipment & Supplies		1,217,118

Health Care Providers & Services 1.7%
Aetna, Inc.	2,640	86,962
AmerisourceBergen Corp.	1,820	65,265
Cardinal Health, Inc.	2,300	95,473
CIGNA Corp.	1,780	74,796
Coventry Health Care, Inc.*	980	29,371
DaVita, Inc.*	640	47,264
Express Scripts, Inc.*	3,470	195,465
Humana, Inc.*	1,110	64,347
Laboratory Corp. of America Holdings*	670	60,240
McKesson Corp.	1,670	125,534
Medco Health Solutions, Inc.*	2,800	170,856
Patterson Cos., Inc.	640	21,158
Quest Diagnostics, Inc.	930	52,963
Tenet Healthcare Corp.*	3,200	21,280
UnitedHealth Group, Inc.	7,250	297,612
WellPoint, Inc.*	2,590	160,891

Total Health Care Providers & Services		1,569,477

Health Care Technology 0.1%
Cerner Corp.*	470	46,460

Total Health Care Technology		46,460

Hotels, Restaurants & Leisure 1.3%
Carnival Corp.	2,840	126,976
Darden Restaurants, Inc.	910	42,870
International Game Technology	1,960	33,653
Marriott International, Inc. — Class A	1,900	75,031
McDonald’s Corp.	6,960	512,743
Starbucks Corp.	4,880	153,867
Starwood Hotels & Resorts Worldwide, Inc.	1,260	74,302
Wyndham Worldwide Corp.	1,150	32,350
Wynn Resorts Ltd.	500	58,165
Yum! Brands, Inc.	3,090	144,488

Total Hotels, Restaurants & Leisure		1,254,445

Household Durables 0.3%
D.R. Horton, Inc.	1,850	22,922
Fortune Brands, Inc.	1,010	62,297
Harman International Industries, Inc.*	460	19,927
Leggett & Platt, Inc.	960	21,629
Lennar Corp. — Class A	1,050	20,328
Newell Rubbermaid, Inc.	1,910	36,767
Pulte Homes, Inc.*	2,220	17,516
Stanley Black & Decker, Inc.	1,090	79,221
Whirlpool Corp.	500	42,750

Total Household Durables		323,357

Household Products 1.7%
Clorox Co.	920	57,859
Colgate-Palmolive Co.	3,180	244,128
Kimberly-Clark Corp.	2,690	174,124
Procter & Gamble Co.	18,440	1,164,117

Total Household Products		1,640,228

Independent Power Producers & Energy Traders 0.1%
AES Corp.(The)*	4,360	54,064
Constellation Energy Group, Inc.	1,320	42,570
NRG Energy, Inc.*	1,630	33,822

Total Independent Power Producers & Energy Traders		130,456

Industrial Conglomerates 2.1%
3M Co.	4,710	414,103
General Electric Co.	70,190	1,413,626
Textron, Inc.	1,810	47,585

Tyco International Ltd.	3,220	144,353

Total Industrial Conglomerates		2,019,667

Insurance 3.1%
ACE Ltd.	2,240	137,961
AFLAC, Inc.	3,100	178,498
Allstate Corp.	3,550	110,547
American International Group, Inc.*	920	37,122
Aon Corp.	2,170	99,256
Assurant, Inc.	700	27,461
Berkshire Hathaway, Inc. — Class B*	11,400	931,950
Chubb Corp.	2,010	116,439
Cincinnati Financial Corp.	1,070	34,283
Genworth Financial, Inc. — Class A*	3,230	43,831
Hartford Financial Services Group, Inc.	2,930	81,395
Lincoln National Corp.	2,090	60,276
Loews Corp.	2,080	83,304
Marsh & McLennan Cos., Inc.	3,580	99,810
MetLife, Inc.	5,970	273,247
Principal Financial Group, Inc.	2,110	69,145
Progressive Corp.	4,370	86,570
Prudential Financial, Inc.	3,200	196,832
Torchmark Corp.	530	33,019
Travelers Cos., Inc.(The)	3,020	169,905
Unum Group	2,090	52,125
XL Group PLC	2,130	48,820

Total Insurance		2,971,796

Internet & Catalog Retail 0.7%
Amazon.com, Inc.*	2,340	396,958
Expedia, Inc.	1,330	33,463
Netflix, Inc.*	290	62,083
Priceline.com, Inc.*	320	137,126

Total Internet & Catalog Retail		629,630

Internet Software & Services 1.5%
Akamai Technologies, Inc.*	1,200	57,984
eBay, Inc.*	7,560	229,522
Google, Inc. — Class A*	1,640	984,590
Monster Worldwide, Inc.*	860	14,319
VeriSign, Inc.	1,130	38,024
Yahoo!, Inc.*	8,590	138,471

Total Internet Software & Services		1,462,910

IT Services 2.6%
Automatic Data Processing, Inc.	3,250	155,675
Cognizant Technology Solutions Corp. — Class A*	2,000	145,900
Computer Sciences Corp.	1,020	54,356
Fidelity National Information Services, Inc.	1,740	52,948
Fiserv, Inc.*	980	60,535

3

RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011

		Market
	Shares	Value

International Business Machines Corp.	8,180	$1,325,160
Mastercard, Inc. — Class A	640	151,366
Paychex, Inc.	2,120	67,840
SAIC, Inc.*	1,930	31,980
Teradata Corp.*	1,100	47,289
Total System Services, Inc.	1,080	18,803
Visa, Inc. — Class A	3,210	224,218
Western Union Co.	4,320	87,610

Total IT Services		2,423,680

Leisure Equipment & Products 0.1%
Hasbro, Inc.	900	39,681
Mattel, Inc.	2,360	55,885

Total Leisure Equipment & Products		95,566

Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.*	2,280	95,372
Life Technologies Corp.*	1,230	66,777
PerkinElmer, Inc.	780	19,952
Thermo Fisher Scientific, Inc.*	2,620	150,048
Waters Corp.*	600	45,834

Total Life Sciences Tools & Services		377,983

Machinery 1.9%
Caterpillar, Inc.	4,180	405,502
Cummins, Inc.	1,300	137,644
Danaher Corp.	3,530	162,592
Deere & Co.	2,790	253,611
Dover Corp.	1,230	78,843
Eaton Corp.	1,110	119,835
Flowserve Corp.	370	46,246
Illinois Tool Works, Inc.	3,270	174,912
Ingersoll-Rand PLC	2,130	100,536
PACCAR, Inc.	2,400	135,576
Pall Corp.	760	42,112
Parker-Hannifin Corp.	1,060	94,775
Snap-on, Inc.	380	21,519

Total Machinery		1,773,703

Media 2.5%
Cablevision Systems Corp. — Class A	1,580	53,483
CBS Corp. — Class B	4,490	89,037
Comcast Corp. — Class A	18,380	418,145
DIRECTV — Class A*	5,490	232,721
Discovery Communications, Inc. — Class A*	1,870	72,930
Gannett Co., Inc.	1,570	23,142
Interpublic Group of Cos., Inc.*	3,220	34,422
McGraw-Hill Cos., Inc.	2,020	78,740
News Corp. — Class A	15,040	225,901
Omnicom Group, Inc.	1,980	88,862
Scripps Networks Interactive — Class A	590	27,435
Time Warner Cable, Inc.	2,340	158,722
Time Warner, Inc.	7,310	229,899
Viacom, Inc. — Class B	3,980	165,369
Walt Disney Co.(The)	12,470	484,709
Washington Post Co. — Class B	40	17,134

Total Media		2,400,651

Metals & Mining 1.0%
AK Steel Holding Corp.	720	11,448
Alcoa, Inc.	6,730	111,516
Allegheny Technologies, Inc.	650	42,374
Cliffs Natural Resources, Inc.	890	76,059
Freeport-McMoRan Copper & Gold, Inc.	3,100	337,125
Newmont Mining Corp.	3,250	178,977
Nucor Corp.	2,080	95,493
Titanium Metals Corp.*	590	11,122
United States Steel Corp.	950	54,786

Total Metals & Mining		918,900

Multi-Utilities 1.0%
Ameren Corp.	1,580	44,825
CenterPoint Energy, Inc.	2,790	45,058
CMS Energy Corp.	1,610	31,395
Consolidated Edison, Inc.	1,910	95,328
Dominion Resources, Inc.	3,820	166,323
DTE Energy Co.	1,110	51,349
Integrys Energy Group, Inc.	510	24,271
NiSource, Inc.	1,830	34,075
PG&E Corp.	2,580	119,402
Public Service Enterprise Group, Inc.	3,330	107,992
SCANA Corp.	750	31,702
Sempra Energy	1,580	82,271
TECO Energy, Inc.	1,410	25,958
Wisconsin Energy Corp.	770	46,423
Xcel Energy, Inc.	3,030	71,417

Total Multi-Utilities		977,789

Multiline Retail 0.6%
Big Lots, Inc.*	500	15,895
Family Dollar Stores, Inc.	830	35,258
J.C. Penney Co., Inc.	1,560	50,029
Kohl’s Corp.*	1,930	98,005
Macy’s, Inc.	2,790	64,589
Nordstrom, Inc.	1,110	45,710
Sears Holdings Corp.*	290	21,857
Target Corp.	4,660	255,508

Total Multiline Retail		586,851

Office Electronics 0.1%
Xerox Corp.	9,140	97,067

Total Office Electronics		97,067

Oil, Gas & Consumable Fuels 8.4%
Anadarko Petroleum Corp.	3,260	251,281
Apache Corp.	2,520	300,787
Cabot Oil & Gas Corp.	680	28,308
Chesapeake Energy Corp.	4,310	127,274
Chevron Corp.	13,260	1,258,772
ConocoPhillips	9,680	691,733
CONSOL Energy, Inc.	1,490	74,053
Denbury Resources, Inc.*	2,630	53,520
Devon Energy Corp.	2,850	252,766
El Paso Corp.	4,640	73,683
EOG Resources, Inc.	1,670	177,671
EQT Corp.	980	47,226
Exxon Mobil Corp.	33,220	2,680,193
Hess Corp.	1,980	166,558
Marathon Oil Corp.	4,680	213,876
Massey Energy Co.	670	42,116
Murphy Oil Corp.	1,270	84,201
Newfield Exploration Co.*	880	64,390
Noble Energy, Inc.	1,150	104,765
Occidental Petroleum Corp.	5,350	517,238
Peabody Energy Corp.	1,780	112,888
Pioneer Natural Resources Co.	760	72,322
QEP Resources, Inc.	1,160	47,142
Range Resources Corp.	1,050	52,364
Southwestern Energy Co.*	2,280	90,060
Spectra Energy Corp.	4,270	112,002
Sunoco, Inc.	790	33,536
Tesoro Corp.*	940	18,095
Valero Energy Corp.	3,730	94,593
Williams Cos., Inc.(The)	3,850	103,911

Total Oil, Gas & Consumable Fuels		7,947,324

4

RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011

		Market
	Shares	Value

Paper & Forest Products 0.1%
International Paper Co.	2,880	$83,175
MeadWestvaco Corp.	1,110	31,779

Total Paper & Forest Products		114,954

Personal Products 0.2%
Avon Products, Inc.	2,830	80,117
Estee Lauder Cos., Inc. — Class A	750	60,375

Total Personal Products		140,492

Pharmaceuticals 4.3%
Abbott Laboratories	10,180	459,729
Allergan, Inc.	2,030	143,338
Bristol-Myers Squibb Co.	11,280	284,030
Eli Lilly & Co.	6,680	232,264
Forest Laboratories, Inc.*	1,880	60,649
Hospira, Inc.*	1,100	60,753
Johnson & Johnson, Inc.	18,090	1,081,239
Merck & Co., Inc.	20,300	673,351
Mylan, Inc.*	2,870	66,469
Pfizer, Inc.	52,770	961,469
Watson Pharmaceuticals, Inc.*	830	45,252

Total Pharmaceuticals		4,068,543

Professional Services 0.1%
Dun & Bradstreet Corp.	330	28,034
Equifax, Inc.	810	28,933
Robert Half International, Inc.	970	30,419

Total Professional Services		87,386

Real Estate Investment Trusts (REITs) 1.2%
Apartment Investment & Management Co. — Class A	770	19,681
AvalonBay Communities, Inc.	560	64,921
Boston Properties, Inc.	920	86,820
Equity Residential	1,870	101,335
HCP, Inc.	2,400	89,016
Health Care REIT, Inc.	960	47,117
Host Hotels & Resorts, Inc.	4,390	81,259
Kimco Realty Corp.	2,670	48,300
Plum Creek Timber Co., Inc.	1,060	44,382
ProLogis	3,750	55,950
Public Storage, Inc.	920	100,262
Simon Property Group, Inc.	1,930	195,799
Ventas, Inc.	1,030	57,124
Vornado Realty Trust	1,070	94,256
Weyerhaeuser Co.	3,530	81,825

Total Real Estate Investment Trusts (REITs)		1,168,047

Real Estate Management & Development 0.0%(a)
CB Richard Ellis Group, Inc. — Class A*	1,910	42,383

Total Real Estate Management & Development		42,383

Road & Rail 0.7%
CSX Corp.	2,460	173,676
Norfolk Southern Corp.	2,390	146,244
Ryder System, Inc.	340	16,347
Union Pacific Corp.	3,250	307,548

Total Road & Rail		643,815

Semiconductors & Semiconductor Equipment 2.1%
Advanced Micro Devices, Inc.*	3,770	29,519
Altera Corp.	2,060	77,394
Analog Devices, Inc.	1,970	76,495
Applied Materials, Inc.	8,800	138,072
Broadcom Corp. — Class A	3,000	135,270
First Solar, Inc.*	360	55,649
Intel Corp.	36,750	788,655
KLA-Tencor Corp.	1,100	48,488
Linear Technology Corp.	1,480	51,489
LSI Corp.*	4,060	25,132
MEMC Electronic Materials, Inc.*	1,500	16,635
Microchip Technology, Inc.	1,230	44,858
Micron Technology, Inc.*	5,640	59,446
National Semiconductor Corp.	1,580	23,953
Novellus Systems, Inc.*	590	21,281
NVIDIA Corp.*	3,830	91,614
Teradyne, Inc.*	1,190	19,849
Texas Instruments, Inc.	7,730	262,124
Xilinx, Inc.	1,710	55,062

Total Semiconductors & Semiconductor Equipment		2,020,985

Software 3.2%
Adobe Systems, Inc.*	3,350	110,718
Autodesk, Inc.*	1,500	61,020
BMC Software, Inc.*	1,170	55,809
CA, Inc.	2,530	60,214
Citrix Systems, Inc.*	1,240	78,343
Compuware Corp.*	1,440	15,437
Electronic Arts, Inc.*	2,190	34,142
Intuit, Inc.*	1,840	86,351
McAfee, Inc.*	1,020	48,858
Microsoft Corp.	49,600	1,375,160
Novell, Inc.*	2,320	13,967
Oracle Corp.	25,500	816,765
Red Hat, Inc.*	1,260	52,063
Salesforce.com, Inc.*	780	100,729
Symantec Corp.*	5,110	89,987

Total Software		2,999,563

Specialty Retail 1.6%
Abercrombie & Fitch Co. — Class A	580	29,238
AutoNation, Inc.*	420	12,058
AutoZone, Inc.*	180	45,635
Bed Bath & Beyond, Inc.*	1,710	82,080
Best Buy Co., Inc.	2,180	74,120
CarMax, Inc.*	1,480	48,322
GameStop Corp. — Class A*	1,000	21,070
Gap, Inc.(The)	2,890	55,690
Home Depot, Inc.	10,800	397,116
Limited Brands, Inc.	1,740	50,878
Lowe’s Cos., Inc.	9,090	225,432
O’Reilly Automotive, Inc.*	920	52,284
RadioShack Corp.	750	11,362
Ross Stores, Inc.	790	51,508
Staples, Inc.	4,760	106,196
Tiffany & Co.	830	48,248
TJX Cos., Inc.	2,610	123,688
Urban Outfitters, Inc.*	850	28,747

Total Specialty Retail		1,463,672

Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc.	1,950	105,476
NIKE, Inc. — Class B	2,520	207,850
Polo Ralph Lauren Corp.	430	46,087
V.F. Corp.	570	47,150

Total Textiles, Apparel & Luxury Goods		406,563

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	3,470	38,101
People’s United Financial, Inc.	2,430	31,371

Total Thrifts & Mortgage Finance		69,472

Tobacco 1.2%
Altria Group, Inc.	13,750	323,262
Lorillard, Inc.	990	74,488
Philip Morris International, Inc.	11,950	684,018

5

RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2011

		Market
	Shares	Value

Reynolds American, Inc.	2,230	$70,936

Total Tobacco		1,152,704

Trading Companies & Distributors 0.1%
Fastenal Co.	970	56,318
W.W. Grainger, Inc.	380	49,959

Total Trading Companies & Distributors		106,277

Wireless Telecommunication Services 0.3%
American Tower Corp. — Class A*	2,630	133,762
MetroPCS Communications, Inc.*	1,730	22,369
Sprint Nextel Corp.*	19,680	88,953

Total Wireless Telecommunication Services		245,084

Total Common Stocks (Cost $59,249,858)		77,042,439

	Face
	Amount

REPURCHASE AGREEMENTS 4.2%

State Street Bank & Trust Co., 0.120%, dated 01/31/11, to be repurchased at $4,009,013 on 02/01/11 collateralized by $4,100,000 FFCB at 1.750% due 03/16/15 with a value of $4,089,750(b)	4,009,000	4,009,000

Total Repurchase Agreements (Cost $4,009,000)		4,009,000

Total Investments 85.7%(c) (Cost $63,258,858)		81,051,439

Other Assets in Excess of Liabilities — 14.3%		13,515,063

Net Assets — 100.0%		$94,566,502

		Unrealized
	Contracts	Gain(Loss)

FUTURES CONTRACTS PURCHASED

March 2011 S&P 500 Index E-Mini Futures Contracts (Aggregate Market Value of Contracts $29,754,000)(c)	464	$1,156,489

	Units

EQUITY INDEX SWAP AGREEMENTS PURCHASED

Credit Suisse First Boston February 2011 S&P 500 Index Swap, Terminating 02/28/11 (Notional Market Value $44,844,458)**(b)	34,868	(467,932)
Goldman Sachs International February 2011 S&P 500 Index Swap, Terminating 02/28/11 (Notional Market Value $37,381,592)**(b)	29,065	(340,553)

(Total Notional Market Value $82,226,050)		$(808,485)

*	Non-Income Producing Security.

**	Price return based on S&P 500 Index + / – financing at a variable rate.

(a)	Amount represents less than 0.05% of net assets.

(b)	Values determined based on Level 2 inputs. (Note G)

(c)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)
FFCB — Federal Farm Credit Bank
REIT — Real Estate Investment Trust

6

RYDEX INVERSE 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2011

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 70.8%

State Street Bank & Trust Co., 0.120%, dated 01/31/11, to be repurchased at $41,619,139 on 02/01/11 collateralized by $39,955,000 FNMA at 3.000% due 09/16/14 with a value of $42,452,188(a)	$41,619,000	$41,619,000

Total Repurchase Agreements (Cost $41,619,000)		41,619,000

Total Investments 70.8% (Cost $41,619,000)		41,619,000

Other Assets in Excess of Liabilities — 29.2%		17,137,342

Net Assets — 100.0%		$58,756,342

		Unrealized
	Contracts	Gain (Loss)

FUTURES CONTRACTS SOLD SHORT

March 2011 S&P 500 Index E-Mini Futures Contracts (Aggregate Market Value of Contracts $7,695,000)(b)	120	$(263,375)

	Units

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT

Credit Suisse First Boston February 2011 S&P 500 Index Swap, Terminating 02/28/11 (Notional Market Value $85,735,627)*(a)	66,662	894,609
Goldman Sachs International February 2011 S&P 500 Index Swap, Terminating 02/28/11 (Notional Market Value $24,103,227)*(a)	18,741	127,208

(Total Notional Market Value $109,838,854)		$1,021,817

*	Price return based on S&P 500 Index + / – financing at a variable rate.

(a)	Values determined based on Level 2 inputs. (Note G)

(b)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)
FNMA — Federal National Mortgage Association.

RYDEX RUSSELL MIDCAP® EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.5%

Aerospace & Defense 0.8%
Alliant Techsystems, Inc.*	80	$6,061
BE Aerospace, Inc.*	160	6,190
Goodrich Corp.	70	6,343
ITT Corp.	120	7,071
L-3 Communications Holdings, Inc.	90	7,043
Rockwell Collins, Inc.	110	7,055
Spirit Aerosystems Holdings, Inc. — Class A*	300	7,086
TransDigm Group, Inc.*	90	6,973

Total Aerospace & Defense		53,822

Air Freight & Logistics 0.3%
C.H. Robinson Worldwide, Inc.	80	6,167
Expeditors International of Washington, Inc.	110	5,574
UTI Worldwide, Inc.	310	6,789

Total Air Freight & Logistics		18,530

Airlines 0.5%
AMR Corp.*	800	5,640
Copa Holdings SA — Class A	110	6,187
Delta Air Lines, Inc.*	470	5,485
Southwest Airlines Co.	480	5,688
United Continental Holdings, Inc.*	250	6,350

Total Airlines		29,350

Auto Components 0.6%
Autoliv, Inc.	60	4,608
BorgWarner, Inc.*	70	4,718
Federal-Mogul Corp.*	240	5,654
Gentex Corp.	170	5,452
Goodyear Tire & Rubber Co.(The)*	440	5,227
Lear Corp.*	50	5,282
TRW Automotive Holdings Corp.*	90	5,369

Total Auto Components		36,310

Automobiles 0.2%
Harley-Davidson, Inc.	150	5,948
Tesla Motors, Inc.*	170	4,097
Thor Industries, Inc.	150	5,574

Total Automobiles		15,619

Beverages 1.8%
Brown-Forman Corp. — Class B	290	19,241
Coca-Cola Enterprises, Inc.	768	19,323
Constellation Brands, Inc. — Class A*	920	17,682
Dr Pepper Snapple Group, Inc.	530	18,778
Hansen Natural Corp.*	390	22,090
Molson Coors Brewing Co. — Class B	400	18,748

Total Beverages		115,862

Biotechnology 1.7%
Alexion Pharmaceuticals, Inc.*	120	10,059
Amylin Pharmaceuticals, Inc.*	678	10,970
BioMarin Pharmaceutical, Inc.*	350	8,897
Cephalon, Inc.*	150	8,862
Dendreon Corp.*	260	9,110
Human Genome Sciences, Inc.*	399	9,680
Myriad Genetics, Inc.*	420	8,383
Regeneron Pharmaceuticals, Inc.*	310	10,441
Talecris Biotherapeutics Holdings Corp.*	430	10,535
United Therapeutics Corp.*	150	10,197
Vertex Pharmaceuticals, Inc.*	280	10,889

Total Biotechnology		108,023

Building Products 1.0%
Armstrong World Industries, Inc.	290	11,777
Lennox International, Inc.	250	12,285
Masco Corp.	910	12,121
Owens Corning*	410	13,723
USG Corp.*	830	13,462

Total Building Products		63,368

Capital Markets 1.1%
Affiliated Managers Group, Inc.*	40	4,073
Ameriprise Financial, Inc.	70	4,316
Ares Capital Corp.	242	4,063
E*TRADE Financial Corp.*	250	4,140
Eaton Vance Corp.	130	3,939
Federated Investors, Inc. — Class B	150	4,062
Greenhill & Co., Inc.	50	3,471
Invesco Ltd.	170	4,206
Janus Capital Group, Inc.	320	4,131
Jefferies Group, Inc.	150	3,752
Lazard Ltd. — Class A	100	4,172
Legg Mason, Inc.	110	3,644
LPL Investment Holdings, Inc.*	119	4,077
Raymond James Financial, Inc.	120	4,346
SEI Investments Co.	170	3,936
T. Rowe Price Group, Inc.	60	3,955
TD Ameritrade Holding Corp.	210	4,288
Waddell & Reed Financial, Inc. — Class A	120	4,334

Total Capital Markets		72,905

Chemicals 4.0%
Airgas, Inc.	190	11,907
Albemarle Corp.	210	11,794
Ashland, Inc.	220	12,773
Cabot Corp.	320	13,840
Celanese Corp. — Class A	300	12,447
CF Industries Holdings, Inc.	100	13,504
Cytec Industries, Inc.	230	12,544
Eastman Chemical Co.	150	13,929
Ecolab, Inc.	240	11,926
FMC Corp.	150	11,409
Huntsman Corp.	750	13,057
International Flavors & Fragrances, Inc.	210	11,981
Intrepid Potash, Inc.*	370	13,372
Lubrizol Corp.	110	11,821
Nalco Holding Co.	190	5,787
PPG Industries, Inc.	150	12,642
RPM International, Inc.	560	13,121
Scotts Miracle-Gro Co.(The) — Class A	230	11,884
Sherwin-Williams Co.(The)	150	12,710
Sigma-Aldrich Corp.	180	11,457
Valspar Corp.	350	13,079

Total Chemicals		256,984

Commercial Banks 1.8%
Associated Banc-Corp.	260	3,635
BancorpSouth, Inc.	260	4,066
Bank of Hawaii Corp.	80	3,750
BOK Financial Corp.	80	4,134
CapitalSource, Inc.	580	4,478
CIT Group, Inc.*	90	4,292
City National Corp.	70	4,045
Comerica, Inc.	100	3,820
Commerce Bancshares, Inc.	100	4,113
Cullen/Frost Bankers, Inc.	70	4,045
East West Bancorp, Inc.	210	4,559
Fifth Third Bancorp	280	4,164
First Citizens BancShares Inc. — Class A	20	4,023
First Horizon National Corp.*	380	4,305
Fulton Financial Corp.	420	4,334

RYDEX RUSSELL MIDCAP® EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011

		Market
	Shares	Value

Huntington Bancshares, Inc.	630	$4,561
KeyCorp	480	4,272
M&T Bank Corp.	50	4,324
Marshall & Ilsley Corp.	689	4,816
Popular, Inc.*	1,309	4,202
Regions Financial Corp.	639	4,537
SunTrust Banks, Inc.	150	4,565
Synovus Financial Corp.	1,629	4,301
TCF Financial Corp.	260	3,884
Valley National Bancorp	280	3,788
Wilmington Trust Corp.	936	4,100
Zions Bancorp	170	4,009

Total Commercial Banks		113,122

Commercial Services & Supplies 1.2%
Avery Dennison Corp.	150	6,314
Cintas Corp.	210	5,893
Copart, Inc.*	170	6,672
Corrections Corp. of America*	240	5,954
Covanta Holding Corp.	360	6,091
Iron Mountain, Inc.	250	6,098
KAR Auction Services, Inc.*	380	5,639
Pitney Bowes, Inc.	260	6,313
R.R. Donnelley & Sons Co.	350	6,202
Republic Services, Inc.	200	6,168
Stericycle, Inc.*	80	6,279
Waste Connections, Inc.	230	6,663

Total Commercial Services & Supplies		74,286

Communications Equipment 1.0%
Brocade Communications Systems, Inc.*	1,400	7,896
Ciena Corp.*	390	8,592
EchoStar Corp. — Class A*	360	9,810
F5 Networks, Inc.*	60	6,503
Harris Corp.	160	7,446
JDS Uniphase Corp.*	550	9,333
Polycom, Inc.*	190	8,332
Tellabs, Inc.	1,128	5,978

Total Communications Equipment		63,890

Computers & Peripherals 0.9%
Diebold, Inc.	240	7,358
Lexmark International, Inc. — Class A*	170	5,923
NCR Corp.*	500	8,200
NetApp, Inc.*	140	7,662
QLogic Corp.*	430	7,658
SanDisk Corp.*	150	6,806
Seagate Technology PLC*	510	7,140
Western Digital Corp.*	220	7,485

Total Computers & Peripherals		58,232

Construction & Engineering 0.9%
Aecom Technology Corp.*	220	6,439
Chicago Bridge & Iron Co. NV*	200	6,578
Fluor Corp.	100	6,919
Jacobs Engineering Group, Inc.*	140	7,192
KBR, Inc.	210	6,741
Quanta Services, Inc.*	310	7,356
Shaw Group, Inc.(The)*	180	6,799
URS Corp.*	140	6,223

Total Construction & Engineering		54,247

Construction Materials 0.5%
Eagle Materials, Inc.	440	12,760
Martin Marietta Materials, Inc.	130	10,855
Vulcan Materials Co.	250	10,640

Total Construction Materials		34,255

Consumer Finance 0.2%
Discover Financial Services	210	4,324
Green Dot Corp. — Class A*	80	5,033
SLM Corp.*	320	4,611

Total Consumer Finance		13,968

Containers & Packaging 1.9%
AptarGroup, Inc.	250	12,015
Ball Corp.	170	12,092
Bemis Co., Inc.	360	11,718
Crown Holdings, Inc.*	350	11,676
Greif, Inc. — Class A	190	11,980
Owens-Illinois, Inc.*	390	11,501
Packaging Corp. of America	440	12,430
Sealed Air Corp.	480	12,811
Sonoco Products Co.	350	12,442
Temple-Inland, Inc.	530	12,715

Total Containers & Packaging		121,380

Distributors 0.5%
Central European Distribution Corp.*	820	18,811
Genuine Parts Co.	100	5,175
LKQ Corp.*	220	5,315

Total Distributors		29,301

Diversified Consumer Services 0.8%
Apollo Group, Inc. — Class A*	130	5,365
Career Education Corp.*	250	5,610
DeVry, Inc.	110	5,732
Education Management Corp.*	350	6,436
H&R Block, Inc.	380	4,758
Hillenbrand, Inc.	250	5,403
ITT Educational Services, Inc.*	80	5,267
Service Corp. International	590	5,115
Strayer Education, Inc.	30	3,600
Weight Watchers International, Inc.	130	5,044

Total Diversified Consumer Services		52,330

Diversified Financial Services 0.5%
CBOE Holdings, Inc.	170	3,912
Interactive Brokers Group, Inc. — Class A	230	3,719
IntercontinentalExchange, Inc.*	30	3,615
Leucadia National Corp.	140	4,553
Moody’s Corp.	140	4,112
MSCI, Inc. — Class A*	110	3,765
Nasdaq OMX Group (The)*	180	4,406
NYSE Euronext	130	4,135

Total Diversified Financial Services		32,217

Diversified Telecommunication Services 1.1%
CenturyTel, Inc.	250	10,810
Frontier Communications Corp.	1,230	11,279
Level 3 Communications, Inc.*	11,920	14,662
Qwest Communications International, Inc.	1,510	10,766
tw telecom, Inc.*	690	11,834
Windstream Corp.	810	10,376

Total Diversified Telecommunication Services		69,727

Electric Utilities 2.6%
Allegheny Energy, Inc.	489	12,607
DPL, Inc.	440	11,519
Edison International	300	10,884
FirstEnergy Corp.	320	12,518
Great Plains Energy, Inc.	590	11,611
Hawaiian Electric Industries, Inc.	510	12,699
ITC Holdings Corp.	190	12,483
Northeast Utilities	360	11,851
NV Energy, Inc.	820	11,783
Pepco Holdings, Inc.	629	11,681

2

RYDEX RUSSELL MIDCAP® EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011

		Market
	Shares	Value

Pinnacle West Capital Corp.	280	$11,399
PPL Corp.	449	11,580
Progress Energy, Inc.	260	11,679
Westar Energy, Inc.	450	11,475

Total Electric Utilities		165,769

Electrical Equipment 0.9%
AMETEK, Inc.	150	6,117
Babcock & Wilcox Co.(The)*	250	7,312
Cooper Industries PLC	110	6,738
General Cable Corp.*	170	6,292
Hubbell, Inc. — Class B	100	6,124
Regal-Beloit Corp.	90	6,007
Rockwell Automation, Inc.	90	7,291
Roper Industries, Inc.	80	6,215
Thomas & Betts Corp.*	130	6,681

Total Electrical Equipment		58,777

Electronic Equipment, Instruments & Components 1.8%
Amphenol Corp. — Class A	140	7,748
Arrow Electronics, Inc.*	220	8,316
Avnet, Inc.*	230	8,193
AVX Corp.	500	7,840
Dolby Laboratories, Inc. — Class A*	110	6,567
FLIR Systems, Inc.*	220	6,829
Ingram Micro, Inc. — Class A*	410	8,093
Itron, Inc.*	110	6,382
Jabil Circuit, Inc.	440	8,892
Molex, Inc.	330	8,629
National Instruments Corp.	170	7,193
Tech Data Corp.*	170	7,975
Trimble Navigation, Ltd.*	150	6,912
Vishay Intertechnology, Inc.*	510	8,415
Vishay Precision Group, Inc.*	360	6,678

Total Electronic Equipment, Instruments & Components		114,662

Energy Equipment & Services 3.9%
Atwood Oceanics, Inc.*	320	12,934
Cameron International Corp.*	240	12,792
Core Laboratories NV	130	11,864
Diamond Offshore Drilling, Inc.	180	12,908
Dresser-Rand Group, Inc.*	290	13,320
Exterran Holdings, Inc.*	510	12,653
FMC Technologies, Inc.*	140	13,160
Helmerich & Payne, Inc.	250	14,682
IHS, Inc. — Class A*	50	4,098
McDermott International, Inc.*	310	6,442
Nabors Industries, Ltd.*	520	12,688
Oceaneering International, Inc.*	160	12,357
Oil States International, Inc.*	190	12,874
Patterson-UTI Energy, Inc.	550	12,837
Pride International, Inc.*	370	12,025
Rowan Cos., Inc.*	350	11,998
SEACOR Holdings, Inc.	120	12,683
Superior Energy Services, Inc.*	350	12,292
Tidewater, Inc.	120	7,139
Unit Corp.*	260	13,312
Weatherford International Ltd.*	570	13,520

Total Energy Equipment & Services		248,578

Food & Staples Retailing 1.0%
BJ’s Wholesale Club, Inc.*	110	4,833
Safeway, Inc.	949	19,635
SUPERVALU, Inc.	2,320	16,913
Whole Foods Market, Inc.	410	21,201

Total Food & Staples Retailing		62,582

Food Products 5.6%
Bunge Ltd.	320	21,782
Campbell Soup Co.	569	19,426
ConAgra Foods, Inc.	899	20,075
Corn Products International, Inc.	420	19,375
Dean Foods Co.*	2,470	25,070
Del Monte Foods Co.	1,060	20,098
Flowers Foods, Inc.	760	19,175
Green Mountain Coffee Roasters, Inc.*	629	21,122
H.J. Heinz Co.	400	19,000
Hershey Co.(The)	420	19,610
Hormel Foods Corp.	390	19,266
J.M. Smucker Co.(The)	300	18,648
McCormick & Co., Inc.	420	18,564
Mead Johnson Nutrition Co.	320	18,550
Ralcorp Holdings, Inc.*	320	19,584
Sara Lee Corp.	1,220	20,703
Smithfield Foods, Inc.*	1,000	19,910
Tyson Foods, Inc. — Class A	1,159	19,065

Total Food Products		359,023

Gas Utilities 1.3%
AGL Resources, Inc.	320	11,744
Atmos Energy Corp.	360	11,736
Energen Corp.	250	13,975
National Fuel Gas Co.	180	12,301
Oneok, Inc.	210	12,367
Questar Corp.	659	11,487
UGI Corp.	360	11,286

Total Gas Utilities		84,896

Health Care Equipment & Supplies 2.8%
Alere, Inc.*	280	10,968
Beckman Coulter, Inc.	140	10,081
Boston Scientific Corp.*	1,350	9,423
C.R. Bard, Inc.	110	10,379
CareFusion Corp.*	390	10,035
Cooper Cos., Inc.(The)	160	9,174
Dentsply International, Inc.	280	9,934
Edwards Lifesciences Corp.*	120	10,115
Gen-Probe, Inc.*	170	10,691
Hill-Rom Holdings, Inc.	230	9,308
Hologic, Inc.*	540	10,757
Idexx Laboratories, Inc.*	130	9,321
Intuitive Surgical, Inc.*	40	12,917
Kinetic Concepts, Inc.*	230	10,610
ResMed, Inc.*	280	8,817
Teleflex, Inc.	170	9,744
Thoratec Corp.*	339	7,997
Varian Medical Systems, Inc.*	140	9,460

Total Health Care Equipment & Supplies		179,731

Health Care Providers & Services 3.3%
AmerisourceBergen Corp.	300	10,758
Brookdale Senior Living, Inc.*	470	10,269
CIGNA Corp.	260	10,925
Community Health Systems, Inc.*	270	9,482
Coventry Health Care, Inc.*	350	10,489
DaVita, Inc.*	130	9,601
Emergency Medical Services Corp. — Class A*	150	10,125
Health Management Associates, Inc. — Class A*	1,020	9,282
Health Net, Inc.*	360	10,271
Henry Schein, Inc.*	160	10,506
Humana, Inc.*	170	9,855
Laboratory Corp. of America Holdings*	110	9,890

3

RYDEX RUSSELL MIDCAP® EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011

		Market
	Shares	Value
| |
LifePoint Hospitals, Inc.*	260	$9,152
Lincare Holdings, Inc.	360	9,738
MEDNAX, Inc.*	150	9,923
Omnicare, Inc.	390	10,109
Patterson Cos., Inc.	320	10,579
Quest Diagnostics, Inc.	180	10,251
Tenet Healthcare Corp.*	1,470	9,776
Universal Health Services, Inc. — Class B	230	9,683
VCA Antech, Inc.*	410	9,397

Total Health Care Providers & Services		210,061

Health Care Technology 0.7%
Allscripts Healthcare Solutions, Inc.*	520	10,977
Cerner Corp.*	100	9,885
Emdeon, Inc. — Class A*	769	11,297
SXC Health Solutions Corp.*	220	10,584

Total Health Care Technology		42,743

Hotels, Restaurants & Leisure 1.4%
Bally Technologies, Inc.*	120	4,912
Brinker International, Inc.	240	5,647
Chipotle Mexican Grill, Inc. — Class A*	20	4,378
Choice Hotels International, Inc.	130	4,931
Darden Restaurants, Inc.	100	4,711
Hyatt Hotels Corp. — Class A*	110	5,345
International Game Technology	300	5,151
International Speedway Corp. — Class A	200	5,786
Marriott International, Inc. — Class A	120	4,739
MGM Resorts International*	380	5,635
Panera Bread Co. — Class A*	50	4,778
Penn National Gaming, Inc.*	150	5,360
Royal Caribbean Cruises Ltd.*	120	5,388
Starwood Hotels & Resorts Worldwide, Inc.	80	4,718
Wendy’s/Arby’s Group, Inc. — Class A	1,040	5,023
WMS Industries, Inc.*	110	4,615
Wyndham Worldwide Corp.	170	4,782
Wynn Resorts Ltd.	50	5,816

Total Hotels, Restaurants & Leisure		91,715

Household Durables 1.5%
D.R. Horton, Inc.	440	5,452
Fortune Brands, Inc.	80	4,934
Garmin Ltd.	160	4,933
Harman International Industries, Inc.*	110	4,765
Jarden Corp.	160	5,424
KB Home	400	5,936
Leggett & Platt, Inc.	220	4,957
Lennar Corp. — Class A	290	5,614
MDC Holdings, Inc.	180	5,564
Mohawk Industries, Inc.*	90	4,999
Newell Rubbermaid, Inc.	280	5,390
NVR, Inc.*	10	7,650
Pulte Homes, Inc.*	728	5,744
Stanley Black & Decker, Inc.	80	5,814
Tempur-Pedic International, Inc.*	140	6,110
Toll Brothers, Inc.*	270	5,465
Tupperware Brands Corp.	100	4,575
Whirlpool Corp.	60	5,130

Total Household Durables		98,456

Household Products 1.0%
Church & Dwight Co., Inc.	290	19,955
Clorox Co.	320	20,125
Energizer Holdings, Inc.*	280	20,367

Total Household Products		60,447

Independent Power Producers & Energy Traders 1.2%
AES Corp.(The)*	1,009	12,511
Calpine Corp.*	889	12,686
Constellation Energy Group, Inc.	400	12,900
GenOn Energy, Inc.*	3,200	13,248
NRG Energy, Inc.*	609	12,637
Ormat Technologies, Inc.	400	12,304

Total Independent Power Producers & Energy Traders		76,286

Industrial Conglomerates 0.4%
Carlisle Cos., Inc.	150	5,657
Textron, Inc.	260	6,835
Walter Industries, Inc.	100	13,027

Total Industrial Conglomerates		25,519

Insurance 2.9%
Alleghany Corp.*	10	3,088
Allied World Assurance Co. Holdings Ltd.	70	4,223
American Financial Group, Inc.	120	3,904
American International Group, Inc.*	80	3,228
American National Insurance Co.	50	4,169
Aon Corp.	90	4,117
Arch Capital Group Ltd.*	40	3,530
Arthur J. Gallagher & Co.	130	3,858
Aspen Insurance Holdings, Ltd.	130	3,906
Assurant, Inc.	100	3,923
Assured Guaranty, Ltd.	210	3,037
Axis Capital Holdings Ltd.	110	3,914
Brown & Brown, Inc.	160	3,962
Cincinnati Financial Corp.	120	3,845
CNA Financial Corp.*	140	3,762
Endurance Specialty Holdings Ltd.	90	4,184
Erie Indemnity Co. — Class A	60	3,985
Everest Re Group Ltd.	50	4,214
Fidelity National Financial, Inc. — Class A	280	3,766
Genworth Financial, Inc. — Class A*	300	4,071
Hanover Insurance Group, Inc.(The)	80	3,784
Hartford Financial Services Group, Inc.	150	4,167
HCC Insurance Holdings, Inc.	140	4,239
Lincoln National Corp.	140	4,038
Markel Corp.*	10	4,025
Marsh & McLennan Cos., Inc.	150	4,182
MBIA, Inc.*	400	4,280
Mercury General Corp.	90	3,820
Old Republic International Corp.	290	3,547
OneBeacon Insurance Group Ltd. — Class A	250	3,438
PartnerRe Ltd.	50	4,094
Principal Financial Group, Inc.	120	3,932
Progressive Corp.	190	3,764
Protective Life Corp.	150	4,135
Reinsurance Group of America, Inc.	70	4,029
RenaissanceRe Holdings Ltd.	60	3,937
StanCorp Financial Group, Inc.	90	4,015
Symetra Financial Corp.	310	4,101
Torchmark Corp.	60	3,738
Transatlantic Holdings, Inc.	80	4,116
Unitrin, Inc.	150	4,036
Unum Group	170	4,240
Validus Holdings, Ltd.	140	4,256
W.R. Berkley Corp.	150	4,237
Wesco Financial Corp.	10	3,758
White Mountains Insurance Group Ltd.	10	3,400
XL Group PLC	190	4,355

Total Insurance		184,349

Internet & Catalog Retail 0.3%
Expedia, Inc.	190	4,780
Liberty Media Corp. — Interactive — Class A — Tracking Stock*	310	4,910

4

RYDEX RUSSELL MIDCAP® EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011

		Market
	Shares	Value

Netflix, Inc.*	30	$6,423
Priceline.com, Inc.*	10	4,285

Total Internet & Catalog Retail		20,398

Internet Software & Services 0.9%
Akamai Technologies, Inc.*	150	7,248
AOL, Inc.*	290	6,821
Equinix, Inc.*	90	7,958
IAC/InterActiveCorp*	250	7,072
Monster Worldwide, Inc.*	250	4,163
VeriSign, Inc.	210	7,067
VistaPrint NV*	110	5,570
WebMD Health Corp.*	190	9,933

Total Internet Software & Services		55,832

IT Services 1.9%
Alliance Data Systems Corp.*	60	4,244
Amdocs Ltd.*	280	8,159
Booz Allen Hamilton Holding Corp.*	327	6,102
Broadridge Financial Solutions, Inc.	180	4,120
Computer Sciences Corp.	150	7,994
Convergys Corp.*	460	6,550
CoreLogic, Inc.	220	4,411
DST Systems, Inc.	170	8,085
Fidelity National Information Services, Inc.	140	4,260
Fiserv, Inc.*	70	4,324
Gartner, Inc.*	230	8,147
Genpact Ltd.*	409	6,188
Global Payments, Inc.	90	4,252
Lender Processing Services, Inc.	130	4,126
NeuStar, Inc. — Class A*	290	7,781
Paychex, Inc.	200	6,400
SAIC, Inc.*	489	8,103
Teradata Corp.*	180	7,738
Total System Services, Inc.	260	4,527
Western Union Co.	210	4,259

Total IT Services		119,770

Leisure Equipment & Products 0.1%
Hasbro, Inc.	100	4,409
Mattel, Inc.	200	4,736

Total Leisure Equipment & Products		9,145

Life Sciences Tools & Services 1.6%
Agilent Technologies, Inc.*	160	6,693
Bio-Rad Laboratories, Inc. — Class A*	90	9,799
Charles River Laboratories International, Inc.*	270	10,354
Covance, Inc.*	190	10,712
Illumina, Inc.*	150	10,401
Life Technologies Corp.*	170	9,229
Mettler Toledo International, Inc.*	40	5,968
PerkinElmer, Inc.	370	9,465
Pharmaceutical Product Development, Inc.	360	10,490
Techne Corp.	150	10,343
Waters Corp.*	80	6,111

Total Life Sciences Tools & Services		99,565

Machinery 3.4%
AGCO Corp.*	130	6,591
Bucyrus International, Inc. — Class A	70	6,353
CNH Global NV*	130	6,296
Crane Co.	150	6,661
Cummins, Inc.	60	6,353
Donaldson Co., Inc.	110	6,446
Dover Corp.	110	7,051
Eaton Corp.	60	6,478
Flowserve Corp.	50	6,249
Gardner Denver, Inc.	90	6,493
Graco, Inc.	150	6,372
Harsco Corp.	220	7,099
IDEX Corp.	150	5,949
Ingersoll-Rand PLC	130	6,136
Joy Global, Inc.	80	6,974
Kennametal, Inc.	160	6,496
Lincoln Electric Holdings, Inc.	90	6,095
Manitowoc Co., Inc.	470	6,312
Navistar International Corp.*	100	6,485
Oshkosh Corp.*	170	6,445
Pall Corp.	120	6,649
Parker-Hannifin Corp.	70	6,259
Pentair, Inc.	170	6,149
Snap-on, Inc.	90	5,097
SPX Corp.	90	7,054
Terex Corp.*	220	7,135
Timken Co.	250	11,755
Toro Co.	100	6,082
Trinity Industries, Inc.	250	6,972
Valmont Industries, Inc.	140	13,012
WABCO Holdings, Inc.*	90	5,256
Wabtec Corp.	120	6,504

Total Machinery		217,258

Marine 0.2%
Alexander & Baldwin, Inc.	160	6,419
Kirby Corp.*	140	6,544

Total Marine		12,963

Media 1.9%
Cablevision Systems Corp. — Class A	140	4,739
CBS Corp. — Class B	280	5,552
Central European Media Enterprises Ltd. -Class A*	249	4,532
Clear Channel Outdoor Holdings, Inc. — Class A*	360	5,000
Discovery Communications, Inc. — Class A*	120	4,680
DISH Network Corp. Class A*	270	5,700
DreamWorks Animation SKG, Inc. — Class A*	170	4,772
Gannett Co., Inc.	320	4,717
Interpublic Group of Cos., Inc.*	450	4,811
John Wiley & Sons, Inc. — Class A	110	5,055
Lamar Advertising Co. — Class A*	130	4,789
Liberty Global, Inc. — Class A*	140	5,678
Liberty Media Corp. — Capital — Series A — Tracking Stock*	80	5,253
Liberty Media Corp. — Starz — Series A — Tracking Stock*	70	4,667
Madison Square Garden, Inc. — Class A*	200	5,044
McGraw-Hill Cos., Inc.	140	5,457
Meredith Corp.	140	4,718
Morningstar, Inc.	80	4,274
New York Times Co. — Class A*	530	5,358
Regal Entertainment Group	340	4,134
Scripps Networks Interactive — Class A	100	4,650
Sirius XM Radio, Inc.*	3,590	5,798
Virgin Media, Inc.	190	4,780
Washington Post Co. — Class B	10	4,284

Total Media		118,442

Metals & Mining 2.4%
AK Steel Holding Corp.	800	12,720
Allegheny Technologies, Inc.	220	14,342
Carpenter Technology Corp.	300	12,345
Cliffs Natural Resources, Inc.	160	13,673
Commercial Metals Co.	690	11,537

5

RYDEX RUSSELL MIDCAP® EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011

		Market
	Shares	Value

Compass Minerals International, Inc.	140	$12,862
Reliance Steel & Aluminum Co.	240	12,550
Royal Gold, Inc.	220	10,208
Schnitzer Steel Industries, Inc.	190	11,723
Steel Dynamics, Inc.	690	12,558
Titanium Metals Corp.*	699	13,176
United States Steel Corp.	210	12,111

Total Metals & Mining		149,805

Multi-Utilities 3.1%
Alliant Energy Corp.	310	11,520
Ameren Corp.	400	11,348
CenterPoint Energy, Inc.	710	11,466
CMS Energy Corp.	610	11,895
Consolidated Edison, Inc.	230	11,479
DTE Energy Co.	250	11,565
Integrys Energy Group, Inc.	230	10,946
MDU Resources Group, Inc.	570	12,101
NiSource, Inc.	659	12,271
NSTAR	270	11,713
OGE Energy Corp.	250	11,472
SCANA Corp.	280	11,836
Sempra Energy	220	11,455
TECO Energy, Inc.	669	12,316
Vectren Corp.	450	11,920
Wisconsin Energy Corp.	190	11,455
Xcel Energy, Inc.	480	11,314

Total Multi-Utilities		198,072

Multiline Retail 0.6%
Big Lots, Inc.*	180	5,722
Dollar General Corp.*	160	4,450
Dollar Tree, Inc.*	90	4,552
Family Dollar Stores, Inc.	100	4,248
J.C. Penney Co., Inc.	150	4,810
Macy’s, Inc.	200	4,630
Nordstrom, Inc.	120	4,942
Sears Holdings Corp.*	70	5,276

Total Multiline Retail		38,630

Office Electronics 0.2%
Xerox Corp.	520	5,522
Zebra Technologies Corp. — Class A*	160	6,224

Total Office Electronics		11,746

Oil, Gas & Consumable Fuels 7.8%
Alpha Natural Resources, Inc.*	220	11,821
Arch Coal, Inc.	370	12,673
Atlas Energy, Inc.*	270	11,961
Cabot Oil & Gas Corp.	330	13,738
Cimarex Energy Co.	140	14,578
Cobalt International Energy, Inc.*	960	13,008
Comstock Resources, Inc.*	480	13,296
Concho Resources, Inc.*	140	13,475
CONSOL Energy, Inc.	280	13,916
Continental Resources ,Inc.*	200	12,842
Denbury Resources, Inc.*	610	12,414
El Paso Corp.	880	13,974
EQT Corp.	270	13,011
EXCO Resources, Inc.	620	12,450
Forest Oil Corp.*	330	12,804
Frontier Oil Corp.*	710	14,768
Frontline Ltd.	240	6,223
Holly Corp.	320	15,702
Massey Energy Co.	230	14,458
Murphy Oil Corp.	170	11,271
Newfield Exploration Co.*	170	12,439
Noble Energy, Inc.	140	12,754
Peabody Energy Corp.	190	12,050
PetroHawk Energy Corp.*	640	12,832
Pioneer Natural Resources Co.	140	13,322
Plains Exploration & Production Co.*	390	13,806
QEP Resources, Inc.	320	13,005
Quicksilver Resources, Inc.*	810	12,158
Range Resources Corp.	280	13,964
SandRidge Energy, Inc.*	1,800	13,392
SM Energy Co.	220	13,675
Southern Union Co.	460	12,291
Spectra Energy Corp.	480	12,590
Sunoco, Inc.	300	12,735
Teekay Corp.	190	6,433
Tesoro Corp.*	710	13,667
Ultra Petroleum Corp.*	250	11,933
Valero Energy Corp.	550	13,948
Whiting Petroleum Corp.*	100	12,628

Total Oil, Gas & Consumable Fuels		498,005

Paper & Forest Products 0.6%
Domtar Corp.	150	13,189
International Paper Co.	450	12,996
MeadWestvaco Corp.	460	13,170

Total Paper & Forest Products		39,355

Personal Products 0.8%
Alberto-Culver Co.	529	19,705
Avon Products, Inc.	170	4,813
Estee Lauder Cos., Inc. — Class A	60	4,830
Herbalife Ltd.	290	18,946

Total Personal Products		48,294

Pharmaceuticals 1.1%
Endo Pharmaceuticals Holdings, Inc.*	260	8,637
Forest Laboratories, Inc.*	290	9,355
Hospira, Inc.*	170	9,389
Mylan, Inc.*	460	10,653
Perrigo Co.	140	10,184
Warner Chilcott PLC — Class A	439	10,532
Watson Pharmaceuticals, Inc.*	190	10,359

Total Pharmaceuticals		69,109

Professional Services 0.6%
Dun & Bradstreet Corp.	50	4,247
Equifax, Inc.	110	3,929
FTI Consulting, Inc.*	170	6,200
Manpower, Inc.	100	6,457
Robert Half International, Inc.	200	6,272
Towers Watson & Co. — Class A	120	6,544
Verisk Analytics, Inc. — Class A*	190	6,428

Total Professional Services		40,077

Real Estate Investment Trusts (REITs) 3.1%
Alexandria Real Estate Equities, Inc.	60	4,622
AMB Property Corp.	130	4,361
Annaly Capital Management, Inc.	220	3,923
Apartment Investment & Management Co. — Class A	160	4,090
AvalonBay Communities, Inc.	40	4,637
Boston Properties, Inc.	50	4,718
Brandywine Realty Trust	370	4,292
BRE Properties, Inc.	90	4,019
Camden Property Trust	80	4,434
Chimera Investment Corp.	940	3,948
CommonWealth REIT	160	4,267
Corporate Office Properties Trust	120	4,386
Developers Diversified Realty Corp.	300	4,080
Digital Realty Trust, Inc.	80	4,352
Douglas Emmett, Inc.	250	4,607

6

RYDEX RUSSELL MIDCAP® EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011

		Market
	Shares	Value

Duke Realty Corp.	360	$4,932
Equity Residential	80	4,335
Essex Property Trust, Inc.	40	4,640
Federal Realty Investment Trust	50	4,022
General Growth Properties, Inc.*	266	3,939
HCP, Inc.	120	4,451
Health Care REIT, Inc.	90	4,417
Hospitality Properties Trust	180	4,477
Host Hotels & Resorts, Inc.	230	4,257
Kimco Realty Corp.	240	4,342
Liberty Property Trust	130	4,520
Macerich Co.(The)	90	4,379
Mack-Cali Realty Corp.	130	4,553
Nationwide Health Properties, Inc.	120	4,506
Piedmont Office Realty Trust, Inc.	200	3,956
Plum Creek Timber Co., Inc.	110	4,606
ProLogis	290	4,327
Rayonier, Inc.	80	4,737
Realty Income Corp.	120	4,195
Regency Centers Corp.	100	4,311
Senior Housing Properties Trust	190	4,260
SL Green Realty Corp.	60	4,366
Taubman Centers, Inc.	80	4,188
UDR, Inc.	170	3,992
Ventas, Inc.	80	4,437
Vornado Realty Trust	50	4,404
Weingarten Realty Investors	170	4,168
Weyerhaeuser Co.	660	15,299

Total Real Estate Investment Trusts (REITs)		197,752

Real Estate Management & Development 0.4%
CB Richard Ellis Group, Inc. — Class A*	190	4,216
Forest City Enterprises, Inc. — Class A*	250	4,227
Howard Hughes Corp. (The)*	70	3,520
Jones Lang LaSalle, Inc.	50	4,432
St Joe Co. (The)*	219	6,003

Total Real Estate Management & Development		22,398

Road & Rail 0.6%
Con-way, Inc.	170	5,783
Hertz Global Holdings, Inc.*	360	5,296
J.B. Hunt Transport Services, Inc.	150	6,150
Kansas City Southern*	130	6,497
Landstar System, Inc.	150	6,215
Ryder System, Inc.	130	6,250

Total Road & Rail		36,191

Semiconductors & Semiconductor Equipment 4.4%
Advanced Micro Devices, Inc.*	930	7,282
Altera Corp.	200	7,514
Analog Devices, Inc.	200	7,766
Atheros Communications, Inc.*	220	9,810
Atmel Corp.*	640	8,666
Avago Technologies Ltd.	290	8,326
Cree, Inc.*	110	5,554
Cypress Semiconductor Corp.*	430	9,309
Fairchild Semiconductor International, Inc.*	500	8,900
First Solar, Inc.*	90	13,912
International Rectifier Corp.*	250	8,008
Intersil Corp. — Class A	500	7,560
KLA-Tencor Corp.	190	8,375
Lam Research Corp.*	140	6,985
Linear Technology Corp.	220	7,654
LSI Corp.*	1,270	7,861
Marvell Technology Group Ltd.*	390	7,414
Maxim Integrated Products, Inc.	310	8,004
MEMC Electronic Materials, Inc.*	639	7,087
Microchip Technology, Inc.	220	8,023
Micron Technology, Inc.*	930	9,802
National Semiconductor Corp.	550	8,338
Novellus Systems, Inc.*	230	8,296
NVIDIA Corp.*	510	12,199
ON Semiconductor Corp.*	830	9,171
PMC — Sierra, Inc.*	930	7,273
Rambus, Inc.*	380	7,786
Silicon Laboratories, Inc.*	160	7,117
Skyworks Solutions, Inc.*	280	8,896
SunPower Corp. — Class A*	869	11,679
Teradyne, Inc.*	550	9,174
Varian Semiconductor Equipment Associates, Inc.*	210	9,334
Xilinx, Inc.	260	8,372

Total Semiconductors & Semiconductor Equipment		281,447

Software 2.3%
Ansys, Inc.*	140	7,343
Autodesk, Inc.*	190	7,729
BMC Software, Inc.*	160	7,632
CA, Inc.	310	7,378
Cadence Design Systems, Inc.*	910	7,899
Citrix Systems, Inc.*	110	6,950
Compuware Corp.*	640	6,861
Electronic Arts, Inc.*	470	7,327
Factset Research Systems, Inc.	40	4,032
Informatica Corp.*	170	7,888
Intuit, Inc.*	150	7,040
McAfee, Inc.*	160	7,664
MICROS Systems, Inc.*	160	7,318
Novell, Inc.*	1,249	7,519
Nuance Communications, Inc.*	400	8,132
Red Hat, Inc.*	160	6,611
Rovi Corp.*	130	8,029
Salesforce.com, Inc.*	60	7,748
Solera Holdings, Inc.	150	7,850
Synopsys, Inc.*	280	7,596

Total Software		146,546

Specialty Retail 2.0%
Aaron’s, Inc.	250	4,797
Abercrombie & Fitch Co. — Class A	90	4,537
Advance Auto Parts, Inc.	70	4,476
Aeropostale, Inc.*	210	5,065
American Eagle Outfitters, Inc.	330	4,772
AutoNation, Inc.*	180	5,168
AutoZone, Inc.*	20	5,071
Bed Bath & Beyond, Inc.*	100	4,800
CarMax, Inc.*	140	4,571
Chico’s FAS, Inc.	420	4,586
Dick’s Sporting Goods, Inc.*	140	5,053
Foot Locker, Inc.	260	4,644
GameStop Corp. — Class A*	230	4,846
Guess?, Inc.	100	4,278
J. Crew Group, Inc.*	110	4,776
Limited Brands, Inc.	160	4,678
O’Reilly Automotive, Inc.*	80	4,546
Office Depot, Inc.*	1,059	5,560
PetSmart, Inc.	130	5,231
RadioShack Corp.	270	4,091
Ross Stores, Inc.	80	5,216
Signet Jewelers Ltd.*	120	5,098
Tiffany & Co.	80	4,650
Tractor Supply Co.	100	5,131
Urban Outfitters, Inc.*	140	4,735

7

RYDEX RUSSELL MIDCAP® EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2011

		Market
	Shares	Value

Williams-Sonoma, Inc.	140	$4,508

Total Specialty Retail		124,884

Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc.	90	4,868
Fossil, Inc.*	70	4,974
Hanesbrands, Inc.*	200	4,604
Phillips-Van Heusen Corp.	70	4,086
Polo Ralph Lauren Corp.	40	4,287
V.F. Corp.	60	4,963

Total Textiles, Apparel & Luxury Goods		27,782

Thrifts & Mortgage Finance 0.5%
Capitol Federal Financial, Inc.	362	4,413
First Niagara Financial Group, Inc.	290	4,025
Hudson City Bancorp, Inc.	320	3,514
New York Community Bancorp, Inc.	220	4,030
People’s United Financial, Inc.	290	3,744
TFS Financial Corp.	479	4,670
Washington Federal, Inc.	250	4,323

Total Thrifts & Mortgage Finance		28,719

Tobacco 0.3%
Lorillard, Inc.	240	18,058

Total Tobacco		18,058

Trading Companies & Distributors 0.6%
Fastenal Co.	200	11,612
GATX Corp.	170	5,653
MSC Industrial Direct Co. — Class A	100	5,943
W.W. Grainger, Inc.	50	6,573
WESCO International, Inc.*	100	5,605

Total Trading Companies & Distributors		35,386

Water Utilities 0.4%
American Water Works Co, Inc.	460	11,730
Aqua America, Inc.	520	12,022

Total Water Utilities		23,752

Wireless Telecommunication Services 1.4%
Clearwire Corp. — Class A*	2,004	10,601
Crown Castle International Corp.*	180	7,591
Leap Wireless International, Inc.*	989	13,826
MetroPCS Communications, Inc.*	930	12,025
NII Holdings, Inc.*	260	10,915
SBA Communications Corp. — Class A*	190	7,752
Telephone & Data Systems, Inc.	320	11,440
United States Cellular Corp.*	240	11,697

Total Wireless Telecommunication Services		85,847

Total Common Stocks (Cost $6,043,212)		6,326,550

WARRANTS 0.0%(a)

Insurance 0.0%(a)
American International Group, Inc. $45.00, 01/19/21	1	10

Total Insurance		10

Total Warrants (Cost $12)		10

SHORT TERM INVESTMENTS 0.3%

SsgA Government Money Market Fund	19,331	19,331

Total Short Term Investments (Cost $19,331)		19,331

Total Investments 99.8%(b) (Cost $6,062,555)		6,345,891

Other Assets in Excess of Liabilities — 0.2%		10,055

Net Assets — 100.0%		$6,355,946

*	Non-Income Producing Security.

(a)	Amount represents less than 0.05% of net assets.

(b)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

Tracking Stock — A security issued by a parent company that tracks the performance of a particular division.

8

RYDEX RUSSELL 1000® EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.5%

Aerospace & Defense 1.5%
Alliant Techsystems, Inc.*	80	$6,061
BE Aerospace, Inc.*	170	6,577
Boeing Co.(The)	100	6,948
General Dynamics Corp.	90	6,786
Goodrich Corp.	70	6,343
Honeywell International, Inc.	120	6,721
ITT Corp.	130	7,660
L-3 Communications Holdings, Inc.	90	7,043
Lockheed Martin Corp.	90	7,164
Northrop Grumman Corp.	100	6,930
Precision Castparts Corp.	90	12,869
Raytheon Co.	140	6,999
Rockwell Collins, Inc.	110	7,055
Spirit Aerosystems Holdings, Inc. — Class A*	300	7,086
TransDigm Group, Inc.*	90	6,973
United Technologies Corp.	80	6,504

Total Aerospace & Defense		115,719

Air Freight & Logistics 0.4%
C.H. Robinson Worldwide, Inc.	80	6,167
Expeditors International of Washington, Inc.	110	5,574
FedEx Corp.	70	6,322
United Parcel Service, Inc. — Class B	90	6,446
UTI Worldwide, Inc.	310	6,789

Total Air Freight & Logistics		31,298

Airlines 0.4%
AMR Corp.*	820	5,781
Copa Holdings SA — Class A	110	6,187
Delta Air Lines, Inc.*	480	5,602
Southwest Airlines Co.	490	5,807
United Continental Holdings, Inc.*	260	6,604

Total Airlines		29,981

Auto Components 0.6%
Autoliv, Inc.	70	5,376
BorgWarner, Inc.*	80	5,392
Federal-Mogul Corp.*	250	5,890
Gentex Corp.	180	5,773
Goodyear Tire & Rubber Co.(The)*	450	5,346
Johnson Controls, Inc.	130	4,991
Lear Corp.*	50	5,281
TRW Automotive Holdings Corp.*	100	5,966

Total Auto Components		44,015

Automobiles 0.3%
Ford Motor Co.*	310	4,945
Harley-Davidson, Inc.	150	5,947
Tesla Motors, Inc.*	180	4,338
Thor Industries, Inc.	160	5,946

Total Automobiles		21,176

Beverages 1.7%
Brown-Forman Corp. — Class B	240	15,924
Coca-Cola Co.(The)	260	16,341
Coca-Cola Enterprises, Inc.	660	16,606
Constellation Brands, Inc. — Class A*	780	14,992
Dr Pepper Snapple Group, Inc.	450	15,943
Hansen Natural Corp.*	330	18,691
Molson Coors Brewing Co. — Class B	340	15,936
PepsiCo, Inc.	260	16,720

Total Beverages		131,153

Biotechnology 1.8%
Alexion Pharmaceuticals, Inc.*	110	9,220
Amgen, Inc.*	150	8,262
Amylin Pharmaceuticals, Inc.*	610	9,870
Biogen Idec, Inc.*	130	8,511
BioMarin Pharmaceutical, Inc.*	310	7,880
Celgene Corp.*	150	7,730
Cephalon, Inc.*	140	8,271
Dendreon Corp.*	240	8,410
Genzyme Corp.*	120	8,802
Gilead Sciences, Inc.*	230	8,827
Human Genome Sciences, Inc.*	360	8,734
Myriad Genetics, Inc.*	370	7,385
Regeneron Pharmaceuticals, Inc.*	280	9,430
Talecris Biotherapeutics Holdings Corp.*	380	9,310
United Therapeutics Corp.*	140	9,517
Vertex Pharmaceuticals, Inc.*	250	9,723

Total Biotechnology		139,882

Building Products 0.8%
Armstrong World Industries, Inc.	300	12,183
Lennox International, Inc.	260	12,776
Masco Corp.	940	12,521
Owens Corning*	420	14,058
USG Corp.*	850	13,787

Total Building Products		65,325

Capital Markets 1.4%
Affiliated Managers Group, Inc.*	40	4,073
Ameriprise Financial, Inc.	80	4,932
Ares Capital Corp.	254	4,265
Bank of New York Mellon Corp.	140	4,372
BlackRock, Inc.	20	3,960
Charles Schwab Corp.(The)	250	4,513
E*TRADE Financial Corp.*	270	4,471
Eaton Vance Corp.	130	3,939
Federated Investors, Inc. — Class B	160	4,333
Franklin Resources, Inc.	40	4,826
Goldman Sachs Group, Inc.(The)	20	3,272
Greenhill & Co., Inc.	50	3,471
Invesco Ltd.	180	4,453
Janus Capital Group, Inc.	340	4,389
Jefferies Group, Inc.	160	4,002
Lazard Ltd. — Class A	110	4,589
Legg Mason, Inc.	120	3,976
LPL Investment Holdings, Inc.*	120	4,111
Morgan Stanley	160	4,704
Northern Trust Corp.	80	4,158
Raymond James Financial, Inc.	130	4,709
SEI Investments Co.	170	3,936
State Street Corp.	90	4,205
T. Rowe Price Group, Inc.	70	4,615
TD Ameritrade Holding Corp.	220	4,492
Waddell & Reed Financial, Inc. — Class A	120	4,334

Total Capital Markets		111,100

Chemicals 4.3%
Air Products & Chemicals, Inc.	140	12,215
Airgas, Inc.	190	11,907
Albemarle Corp.	220	12,355
Ashland, Inc.	230	13,354
Cabot Corp.	330	14,272
Celanese Corp. — Class A	310	12,862
CF Industries Holdings, Inc.	100	13,504
Cytec Industries, Inc.	240	13,090
Dow Chemical Co.(The)	360	12,773
Du Pont (E.I.) de Nemours & Co.	250	12,670

RYDEX RUSSELL 1000® EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011

		Market
	Shares	Value

Eastman Chemical Co.	150	$13,929
Ecolab, Inc.	250	12,422
FMC Corp.	150	11,409
Huntsman Corp.	770	13,406
International Flavors & Fragrances, Inc.	220	12,551
Intrepid Potash, Inc.*	380	13,733
Lubrizol Corp.	110	11,821
Monsanto Co.	200	14,676
Mosaic Co.(The)	190	15,398
Nalco Holding Co.	200	6,092
PPG Industries, Inc.	150	12,642
Praxair, Inc.	130	12,095
RPM International, Inc.	570	13,355
Scotts Miracle-Gro Co.(The) — Class A	240	12,401
Sherwin-Williams Co.(The)	150	12,709
Sigma-Aldrich Corp.	180	11,457
Valspar Corp.	360	13,453

Total Chemicals		342,551

Commercial Banks 1.7%
Associated Banc-Corp.	280	3,914
BancorpSouth, Inc.	280	4,379
Bank of Hawaii Corp.	90	4,218
BB&T Corp.	160	4,423
BOK Financial Corp.	80	4,134
CapitalSource, Inc.	610	4,709
CIT Group, Inc.*	100	4,769
City National Corp.	70	4,045
Comerica, Inc.	100	3,820
Commerce Bancshares, Inc.	110	4,524
Cullen/Frost Bankers, Inc.	70	4,045
East West Bancorp, Inc.	220	4,776
Fifth Third Bancorp	290	4,312
First Citizens BancShares Inc. — Class A	20	4,023
First Horizon National Corp.*	400	4,532
Fulton Financial Corp.	440	4,541
Huntington Bancshares, Inc.	660	4,779
KeyCorp	510	4,539
M&T Bank Corp.	50	4,324
Marshall & Ilsley Corp.	730	5,103
PNC Financial Services Group, Inc.	70	4,200
Popular, Inc.*	1,380	4,430
Regions Financial Corp.	670	4,757
SunTrust Banks, Inc.	150	4,565
Synovus Financial Corp.	1,710	4,515
TCF Financial Corp.	280	4,183
U.S. Bancorp	160	4,320
Valley National Bancorp	300	4,059
Wells Fargo & Co.	140	4,539
Wilmington Trust Corp.	990	4,336
Zions Bancorp	180	4,244

Total Commercial Banks		136,057

Commercial Services & Supplies 1.0%
Avery Dennison Corp.	150	6,313
Cintas Corp.	220	6,173
Copart, Inc.*	180	7,065
Corrections Corp. of America*	250	6,203
Covanta Holding Corp.	370	6,260
Iron Mountain, Inc.	250	6,098
KAR Auction Services, Inc.*	390	5,788
Pitney Bowes, Inc.	260	6,313
R.R. Donnelley & Sons Co.	360	6,379
Republic Services, Inc.	210	6,476
Stericycle, Inc.*	80	6,279
Waste Connections, Inc.	230	6,663
Waste Management, Inc.	170	6,438

Total Commercial Services & Supplies		82,448

Communications Equipment 1.2%
Brocade Communications Systems, Inc.*	1,390	7,840
Ciena Corp.*	390	8,592
Cisco Systems, Inc.*	380	8,037
EchoStar Corp. — Class A*	360	9,810
F5 Networks, Inc.*	60	6,503
Harris Corp.	160	7,446
JDS Uniphase Corp.*	540	9,164
Juniper Networks, Inc.*	210	7,795
Motorola Mobility Holdings, Inc.*	110	3,066
Motorola Solutions, Inc.*	125	4,846
Polycom, Inc.*	190	8,331
QUALCOMM, Inc.	150	8,119
Tellabs, Inc.	1,120	5,936

Total Communications Equipment		95,485

Computers & Peripherals 1.1%
Apple, Inc.*	20	6,786
Dell, Inc.*	560	7,370
Diebold, Inc.	240	7,359
EMC Corp.*	330	8,214
Hewlett-Packard Co.	180	8,224
Lexmark International, Inc. — Class A*	180	6,271
NCR Corp.*	490	8,036
NetApp, Inc.*	140	7,662
QLogic Corp.*	420	7,480
SanDisk Corp.*	150	6,806
Seagate Technology PLC*	500	7,000
Western Digital Corp.*	210	7,144

Total Computers & Peripherals		88,352

Construction & Engineering 0.7%
Aecom Technology Corp.*	230	6,732
Chicago Bridge & Iron Co. NV*	200	6,578
Fluor Corp.	100	6,919
Jacobs Engineering Group, Inc.*	150	7,705
KBR, Inc.	210	6,741
Quanta Services, Inc.*	310	7,356
Shaw Group, Inc.(The)*	180	6,799
URS Corp.*	150	6,668

Total Construction & Engineering		55,498

Construction Materials 0.4%
Eagle Materials, Inc.	450	13,050
Martin Marietta Materials, Inc.	130	10,855
Vulcan Materials Co.	260	11,066

Total Construction Materials		34,971

Consumer Finance 0.3%
American Express Co.	90	3,904
Capital One Financial Corp.	100	4,816
Discover Financial Services	220	4,530
Green Dot Corp. — Class A*	80	5,033
SLM Corp.*	340	4,899

Total Consumer Finance		23,182

Containers & Packaging 1.6%
AptarGroup, Inc.	260	12,496
Ball Corp.	180	12,803
Bemis Co., Inc.	380	12,369
Crown Holdings, Inc.*	360	12,010
Greif, Inc. — Class A	200	12,610
Owens-Illinois, Inc.*	400	11,796
Packaging Corp. of America	460	12,995
Sealed Air Corp.	500	13,345
Sonoco Products Co.	360	12,798

2

RYDEX RUSSELL 1000® EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011

		Market
	Shares	Value

Temple-Inland, Inc.	540	$12,954

Total Containers & Packaging		126,176

Distributors 0.3%
Central European Distribution Corp.*	700	16,058
Genuine Parts Co.	100	5,175
LKQ Corp.*	220	5,315

Total Distributors		26,548

Diversified Consumer Services 0.7%
Apollo Group, Inc. — Class A*	140	5,778
Career Education Corp.*	260	5,835
DeVry, Inc.	120	6,253
Education Management Corp.*	370	6,804
H&R Block, Inc.	390	4,883
Hillenbrand, Inc.	260	5,619
ITT Educational Services, Inc.*	80	5,267
Service Corp. International	620	5,375
Strayer Education, Inc.	30	3,600
Weight Watchers International, Inc.	140	5,432

Total Diversified Consumer Services		54,846

Diversified Financial Services 0.7%
Bank of America Corp.	340	4,668
CBOE Holdings, Inc.	180	4,142
Citigroup, Inc.*	890	4,290
CME Group, Inc.	10	3,086
Interactive Brokers Group, Inc. — Class A	240	3,881
IntercontinentalExchange, Inc.*	40	4,820
JPMorgan Chase & Co.	100	4,494
Leucadia National Corp.	150	4,878
Moody’s Corp.	150	4,405
MSCI, Inc. — Class A*	110	3,765
Nasdaq OMX Group (The)*	190	4,651
NYSE Euronext	140	4,453

Total Diversified Financial Services		51,533

Diversified Telecommunication Services 1.2%
AT&T, Inc.	410	11,283
CenturyTel, Inc.	260	11,242
Frontier Communications Corp.	1,270	11,646
Level 3 Communications, Inc.*	12,380	15,228
Qwest Communications International, Inc.	1,570	11,194
tw telecom, Inc.*	720	12,348
Verizon Communications, Inc.	340	12,111
Windstream Corp.	840	10,760

Total Diversified Telecommunication Services		95,812

Electric Utilities 3.1%
Allegheny Energy, Inc.	510	13,148
American Electric Power Co., Inc.	330	11,774
DPL, Inc.	460	12,043
Duke Energy Corp.	670	11,980
Edison International	310	11,247
Entergy Corp.	170	12,269
Exelon Corp.	290	12,328
FirstEnergy Corp.	330	12,910
Great Plains Energy, Inc.	610	12,005
Hawaiian Electric Industries, Inc.	530	13,197
ITC Holdings Corp.	190	12,483
NextEra Energy, Inc.	230	12,296
Northeast Utilities	370	12,180
NV Energy, Inc.	850	12,214
Pepco Holdings, Inc.	650	12,071
Pinnacle West Capital Corp.	290	11,806
PPL Corp.	470	12,121
Progress Energy, Inc.	270	12,128
Southern Co.	310	11,662
Westar Energy, Inc.	470	11,985

Total Electric Utilities		243,847

Electrical Equipment 0.8%
AMETEK, Inc.	150	6,117
Babcock & Wilcox Co.(The)*	250	7,312
Cooper Industries PLC	110	6,739
Emerson Electric Co.	110	6,477
General Cable Corp.*	180	6,662
Hubbell, Inc. — Class B	100	6,124
Regal-Beloit Corp.	100	6,674
Rockwell Automation, Inc.	90	7,291
Roper Industries, Inc.	80	6,215
Thomas & Betts Corp.*	130	6,681

Total Electrical Equipment		66,292

Electronic Equipment, Instruments & Components 1.5%
Amphenol Corp. — Class A	140	7,748
Arrow Electronics, Inc.*	220	8,316
Avnet, Inc.*	220	7,836
AVX Corp.	490	7,683
Corning, Inc.	390	8,662
Dolby Laboratories, Inc. — Class A*	110	6,567
FLIR Systems, Inc.*	230	7,139
Ingram Micro, Inc. — Class A*	400	7,896
Itron, Inc.*	110	6,382
Jabil Circuit, Inc.	430	8,690
Molex, Inc.	320	8,368
National Instruments Corp.	170	7,193
Tech Data Corp.*	170	7,975
Trimble Navigation, Ltd.*	150	6,912
Vishay Intertechnology, Inc.*	500	8,250
Vishay Precision Group, Inc.*	370	6,864

Total Electronic Equipment, Instruments & Components		122,481

Energy Equipment & Services 3.7%
Atwood Oceanics, Inc.*	310	12,530
Baker Hughes, Inc.	210	14,387
Cameron International Corp.*	230	12,259
Core Laboratories NV	130	11,864
Diamond Offshore Drilling, Inc.	180	12,908
Dresser-Rand Group, Inc.*	280	12,860
Exterran Holdings, Inc.*	490	12,157
FMC Technologies, Inc.*	130	12,220
Halliburton Co.	280	12,600
Helmerich & Payne, Inc.	240	14,095
IHS, Inc. — Class A*	50	4,098
McDermott International, Inc.*	320	6,650
Nabors Industries, Ltd.*	500	12,200
National-Oilwell Varco, Inc.	180	13,302
Oceaneering International, Inc.*	150	11,584
Oil States International, Inc.*	180	12,197
Patterson-UTI Energy, Inc.	530	12,370
Pride International, Inc.*	350	11,375
Rowan Cos., Inc.*	340	11,655
Schlumberger, Ltd.	140	12,459
SEACOR Holdings, Inc.	110	11,626
Superior Energy Services, Inc.*	330	11,590
Tidewater, Inc.	120	7,139
Unit Corp.*	250	12,800
Weatherford International Ltd.*	550	13,046

Total Energy Equipment & Services		291,971

Food & Staples Retailing 1.7%
BJ’s Wholesale Club, Inc.*	110	4,833
Costco Wholesale Corp.	70	5,029
CVS Caremark Corp.	500	17,100

3

RYDEX RUSSELL 1000® EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011

		Market
	Shares	Value

Kroger Co.(The)	800	$17,120
Safeway, Inc.	810	16,759
SUPERVALU, Inc.	1,980	14,434
Sysco Corp.	580	16,901
Wal-Mart Stores, Inc.	90	5,046
Walgreen Co.	460	18,603
Whole Foods Market, Inc.	350	18,099

Total Food & Staples Retailing		133,924

Food Products 4.7%
Archer-Daniels-Midland Co.	550	17,968
Bunge Ltd.	270	18,379
Campbell Soup Co.	490	16,729
ConAgra Foods, Inc.	760	16,971
Corn Products International, Inc.	360	16,607
Dean Foods Co.*	2,100	21,315
Del Monte Foods Co.	900	17,064
Flowers Foods, Inc.	650	16,399
General Mills, Inc.	460	15,999
Green Mountain Coffee Roasters, Inc.*	530	17,797
H.J. Heinz Co.	340	16,150
Hershey Co.(The)	350	16,341
Hormel Foods Corp.	330	16,302
J.M. Smucker Co.(The)	260	16,162
Kellogg Co.	330	16,599
Kraft Foods, Inc. — Class A	540	16,508
McCormick & Co., Inc.	360	15,912
Mead Johnson Nutrition Co.	270	15,652
Ralcorp Holdings, Inc.*	270	16,524
Sara Lee Corp.	1,040	17,649
Smithfield Foods, Inc.*	850	16,923
Tyson Foods, Inc. — Class A	990	16,286

Total Food Products		372,236

Gas Utilities 1.1%
AGL Resources, Inc.	330	12,111
Atmos Energy Corp.	380	12,388
Energen Corp.	260	14,534
National Fuel Gas Co.	190	12,985
Oneok, Inc.	220	12,956
Questar Corp.	690	12,027
UGI Corp.	370	11,599

Total Gas Utilities		88,600

Health Care Equipment & Supplies 2.9%
Alcon, Inc.	50	8,143
Alere, Inc.*	250	9,792
Baxter International, Inc.	160	7,758
Beckman Coulter, Inc.	120	8,641
Becton, Dickinson & Co.	100	8,295
Boston Scientific Corp.*	1,210	8,446
C.R. Bard, Inc.	100	9,435
CareFusion Corp.*	350	9,006
Cooper Cos., Inc.(The)	150	8,601
Covidien PLC	190	9,019
Dentsply International, Inc.	250	8,870
Edwards Lifesciences Corp.*	110	9,272
Gen-Probe, Inc.*	150	9,433
Hill-Rom Holdings, Inc.	210	8,499
Hologic, Inc.*	480	9,562
Idexx Laboratories, Inc.*	120	8,604
Intuitive Surgical, Inc.*	30	9,687
Kinetic Concepts, Inc.*	200	9,226
Medtronic, Inc.	240	9,197
ResMed, Inc.*	250	7,873
St Jude Medical, Inc.*	200	8,100
Stryker Corp.	160	9,210
Teleflex, Inc.	160	9,171
Thoratec Corp.*	310	7,313
Varian Medical Systems, Inc.*	120	8,108
Zimmer Holdings, Inc.*	160	9,466

Total Health Care Equipment & Supplies		228,727

Health Care Providers & Services 3.2%
Aetna, Inc.	280	9,223
AmerisourceBergen Corp.	270	9,682
Brookdale Senior Living, Inc.*	420	9,177
Cardinal Health, Inc.	230	9,547
CIGNA Corp.	230	9,665
Community Health Systems, Inc.*	240	8,429
Coventry Health Care, Inc.*	320	9,590
DaVita, Inc.*	120	8,862
Emergency Medical Services Corp. — Class A*	140	9,450
Express Scripts, Inc.*	160	9,013
Health Management Associates, Inc. — Class A*	920	8,372
Health Net, Inc.*	320	9,130
Henry Schein, Inc.*	140	9,192
Humana, Inc.*	150	8,696
Laboratory Corp. of America Holdings*	100	8,991
LifePoint Hospitals, Inc.*	230	8,096
Lincare Holdings, Inc.	320	8,656
McKesson Corp.	120	9,020
Medco Health Solutions, Inc.*	130	7,933
MEDNAX, Inc.*	130	8,600
Omnicare, Inc.	350	9,072
Patterson Cos., Inc.	280	9,257
Quest Diagnostics, Inc.	160	9,112
Tenet Healthcare Corp.*	1,320	8,778
UnitedHealth Group, Inc.	230	9,441
Universal Health Services, Inc. — Class B	200	8,420
VCA Antech, Inc.*	370	8,480
WellPoint, Inc.*	150	9,318

Total Health Care Providers & Services		251,202

Health Care Technology 0.5%
Allscripts Healthcare Solutions, Inc.*	470	9,922
Cerner Corp.*	90	8,896
Emdeon, Inc. — Class A*	690	10,136
SXC Health Solutions Corp.*	190	9,141

Total Health Care Technology		38,095

Hotels, Restaurants & Leisure 1.5%
Bally Technologies, Inc.*	120	4,912
Brinker International, Inc.	250	5,882
Carnival Corp.	120	5,365
Chipotle Mexican Grill, Inc. — Class A*	20	4,378
Choice Hotels International, Inc.	140	5,310
Darden Restaurants, Inc.	110	5,182
Hyatt Hotels Corp. — Class A*	120	5,831
International Game Technology	310	5,323
International Speedway Corp. — Class A	200	5,786
Las Vegas Sands Corp.*	120	5,579
Marriott International, Inc. — Class A	120	4,739
McDonald’s Corp.	70	5,157
MGM Resorts International*	400	5,932
Panera Bread Co. — Class A*	50	4,778
Penn National Gaming, Inc.*	150	5,360
Royal Caribbean Cruises Ltd.*	120	5,388
Starbucks Corp.	160	5,045
Starwood Hotels & Resorts Worldwide, Inc.	90	5,307
Wendy’s/Arby’s Group, Inc. — Class A	1,080	5,216
WMS Industries, Inc.*	110	4,615

4

RYDEX RUSSELL 1000® EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011

		Market
	Shares	Value

Wyndham Worldwide Corp.	170	$4,782
Wynn Resorts Ltd.	50	5,816
Yum! Brands, Inc.	100	4,676

Total Hotels, Restaurants & Leisure		120,359

Household Durables 1.3%
D.R. Horton, Inc.	460	5,699
Fortune Brands, Inc.	80	4,934
Garmin Ltd.	160	4,933
Harman International Industries, Inc.*	110	4,765
Jarden Corp.	170	5,763
KB Home	420	6,233
Leggett & Platt, Inc.	230	5,182
Lennar Corp. — Class A	300	5,808
MDC Holdings, Inc.	190	5,873
Mohawk Industries, Inc.*	90	5,000
Newell Rubbermaid, Inc.	290	5,583
NVR, Inc.*	10	7,650
Pulte Homes, Inc.*	760	5,996
Stanley Black & Decker, Inc.	80	5,814
Tempur-Pedic International, Inc.*	140	6,110
Toll Brothers, Inc.*	280	5,667
Tupperware Brands Corp.	110	5,033
Whirlpool Corp.	60	5,130

Total Household Durables		101,173

Household Products 1.3%
Church & Dwight Co., Inc.	250	17,202
Clorox Co.	270	16,980
Colgate-Palmolive Co.	210	16,122
Energizer Holdings, Inc.*	240	17,458
Kimberly-Clark Corp.	270	17,477
Procter & Gamble Co.	270	17,045

Total Household Products		102,284

Independent Power Producers & Energy Traders 1.0%
AES Corp.(The)*	1,050	13,020
Calpine Corp.*	920	13,128
Constellation Energy Group, Inc.	420	13,545
GenOn Energy, Inc.*	3,320	13,745
NRG Energy, Inc.*	640	13,280
Ormat Technologies, Inc.	420	12,919

Total Independent Power Producers & Energy Traders		79,637

Industrial Conglomerates 0.6%
3M Co.	70	6,154
Carlisle Cos., Inc.	160	6,034
General Electric Co.	360	7,250
Textron, Inc.	260	6,835
Tyco International Ltd.	150	6,725
Walter Industries, Inc.	100	13,027

Total Industrial Conglomerates		46,025

Insurance 2.9%
ACE Ltd.	70	4,311
AFLAC, Inc.	80	4,606
Alleghany Corp.*	10	3,088
Allied World Assurance Co. Holdings Ltd.	70	4,223
Allstate Corp.	130	4,048
American Financial Group, Inc.	130	4,229
American International Group, Inc.*	80	3,228
American National Insurance Co.	50	4,169
Aon Corp.	90	4,117
Arch Capital Group Ltd.*	50	4,412
Arthur J. Gallagher & Co.	140	4,155
Aspen Insurance Holdings, Ltd.	140	4,207
Assurant, Inc.	110	4,315
Assured Guaranty, Ltd.	220	3,181
Axis Capital Holdings Ltd.	110	3,914
Berkshire Hathaway, Inc. — Class B*	50	4,088
Brown & Brown, Inc.	170	4,209
Chubb Corp.	70	4,055
Cincinnati Financial Corp.	130	4,165
CNA Financial Corp.*	150	4,031
Endurance Specialty Holdings Ltd.	90	4,184
Erie Indemnity Co. — Class A	70	4,649
Everest Re Group Ltd.	50	4,214
Fidelity National Financial, Inc. — Class A	300	4,035
Genworth Financial, Inc. — Class A*	320	4,342
Hanover Insurance Group, Inc.(The)	90	4,257
Hartford Financial Services Group, Inc.	160	4,445
HCC Insurance Holdings, Inc.	140	4,239
Lincoln National Corp.	150	4,326
Loews Corp.	110	4,405
Markel Corp.*	10	4,025
Marsh & McLennan Cos., Inc.	150	4,182
MBIA, Inc.*	420	4,494
Mercury General Corp.	100	4,245
MetLife, Inc.	100	4,577
Old Republic International Corp.	310	3,791
OneBeacon Insurance Group Ltd. — Class A	270	3,713
PartnerRe Ltd.	50	4,094
Principal Financial Group, Inc.	130	4,260
Progressive Corp.	200	3,962
Protective Life Corp.	160	4,411
Prudential Financial, Inc.	70	4,306
Reinsurance Group of America, Inc.	80	4,605
RenaissanceRe Holdings Ltd.	70	4,593
StanCorp Financial Group, Inc.	90	4,015
Symetra Financial Corp.	320	4,234
Torchmark Corp.	70	4,361
Transatlantic Holdings, Inc.	80	4,116
Travelers Cos., Inc.(The)	80	4,501
Unitrin, Inc.	160	4,306
Unum Group	170	4,240
Validus Holdings, Ltd.	140	4,256
W.R. Berkley Corp.	150	4,238
Wesco Financial Corp.	10	3,758
White Mountains Insurance Group Ltd.	10	3,400
XL Group PLC	200	4,584

Total Insurance		233,114

Internet & Catalog Retail 0.3%
Amazon.com, Inc.*	30	5,089
Expedia, Inc.	200	5,032
Liberty Media Corp. — Interactive — Class A — Tracking Stock*	330	5,227
Netflix, Inc.*	30	6,423
Priceline.com, Inc.*	10	4,285

Total Internet & Catalog Retail		26,056

Internet Software & Services 0.9%
Akamai Technologies, Inc.*	150	7,248
AOL, Inc.*	290	6,821
eBay, Inc.*	170	5,161
Equinix, Inc.*	90	7,958
Google, Inc. — Class A*	10	6,004
IAC/InterActiveCorp*	250	7,072
Monster Worldwide, Inc.*	260	4,329
VeriSign, Inc.	210	7,066
VistaPrint NV*	120	6,077
WebMD Health Corp.*	170	8,888
Yahoo!, Inc.*	450	7,254

Total Internet Software & Services		73,878

5

RYDEX RUSSELL 1000® EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011

		Market
	Shares	Value

IT Services 2.0%
Accenture PLC — Class A	140	$7,206
Alliance Data Systems Corp.*	60	4,244
Amdocs Ltd.*	270	7,868
Automatic Data Processing, Inc.	130	6,227
Booz Allen Hamilton Holding Corp.*	340	6,344
Broadridge Financial Solutions, Inc.	190	4,349
Cognizant Technology Solutions Corp. — Class A*	110	8,024
Computer Sciences Corp.	150	7,993
Convergys Corp.*	480	6,835
CoreLogic, Inc.	230	4,611
DST Systems, Inc.	160	7,610
Fidelity National Information Services, Inc.	150	4,564
Fiserv, Inc.*	70	4,324
Gartner, Inc.*	230	8,147
Genpact Ltd.*	420	6,355
Global Payments, Inc.	90	4,252
International Business Machines Corp.	50	8,100
Lender Processing Services, Inc.	140	4,444
Mastercard, Inc. — Class A	20	4,730
NeuStar, Inc. — Class A*	280	7,512
Paychex, Inc.	210	6,720
SAIC, Inc.*	480	7,954
Teradata Corp.*	170	7,308
Total System Services, Inc.	270	4,701
Visa, Inc. — Class A	50	3,493
Western Union Co.	220	4,462

Total IT Services		158,377

Leisure Equipment & Products 0.1%
Hasbro, Inc.	110	4,850
Mattel, Inc.	200	4,736

Total Leisure Equipment & Products		9,586

Life Sciences Tools & Services 1.3%
Agilent Technologies, Inc.*	160	6,693
Bio-Rad Laboratories, Inc. — Class A*	80	8,710
Charles River Laboratories International, Inc.*	250	9,587
Covance, Inc.*	170	9,585
Illumina, Inc.*	130	9,014
Life Technologies Corp.*	160	8,686
Mettler Toledo International, Inc.*	40	5,968
PerkinElmer, Inc.	330	8,441
Pharmaceutical Product Development, Inc.	320	9,325
Techne Corp.	130	8,964
Thermo Fisher Scientific, Inc.*	150	8,591
Waters Corp.*	80	6,111

Total Life Sciences Tools & Services		99,675

Machinery 3.2%
AGCO Corp.*	130	6,591
Bucyrus International, Inc. — Class A	70	6,353
Caterpillar, Inc.	70	6,791
CNH Global NV*	130	6,296
Crane Co.	160	7,106
Cummins, Inc.	60	6,353
Danaher Corp.	140	6,448
Deere & Co.	80	7,272
Donaldson Co., Inc.	110	6,446
Dover Corp.	110	7,051
Eaton Corp.	60	6,478
Flowserve Corp.	50	6,249
Gardner Denver, Inc.	90	6,493
Graco, Inc.	160	6,797
Harsco Corp.	230	7,422
IDEX Corp.	160	6,346
Illinois Tool Works, Inc.	120	6,419
Ingersoll-Rand PLC	140	6,608
Joy Global, Inc.	80	6,974
Kennametal, Inc.	160	6,496
Lincoln Electric Holdings, Inc.	100	6,772
Manitowoc Co., Inc.	480	6,446
Navistar International Corp.*	110	7,133
Oshkosh Corp.*	180	6,824
PACCAR, Inc.	110	6,214
Pall Corp.	130	7,203
Parker-Hannifin Corp.	70	6,259
Pentair, Inc.	180	6,511
Snap-on, Inc.	90	5,097
SPX Corp.	90	7,054
Terex Corp.*	230	7,459
Timken Co.	260	12,225
Toro Co.	100	6,082
Trinity Industries, Inc.	250	6,972
Valmont Industries, Inc.	140	13,011
WABCO Holdings, Inc.*	100	5,840
Wabtec Corp.	120	6,504

Total Machinery		256,595

Marine 0.2%
Alexander & Baldwin, Inc.	160	6,419
Kirby Corp.*	140	6,544

Total Marine		12,963

Media 2.1%
Cablevision Systems Corp. — Class A	150	5,078
CBS Corp. — Class B	290	5,751
Central European Media Enterprises Ltd. — Class A*	260	4,732
Clear Channel Outdoor Holdings, Inc. — Class A*	380	5,278
Comcast Corp. — Class A	230	5,232
DIRECTV — Class A*	130	5,511
Discovery Communications, Inc. — Class A*	120	4,680
DISH Network Corp. Class A*	280	5,911
DreamWorks Animation SKG, Inc. — Class A*	170	4,772
Gannett Co., Inc.	330	4,864
Interpublic Group of Cos., Inc.*	470	5,024
John Wiley & Sons, Inc. — Class A	110	5,055
Lamar Advertising Co. — Class A*	140	5,158
Liberty Global, Inc. — Class A*	140	5,678
Liberty Media Corp. — Capital — Series A -Tracking Stock*	80	5,253
Liberty Media Corp. — Starz — Series A — Tracking Stock*	80	5,334
Madison Square Garden, Inc. — Class A*	210	5,296
McGraw-Hill Cos., Inc.	140	5,457
Meredith Corp.	150	5,055
Morningstar, Inc.	80	4,274
New York Times Co. — Class A*	550	5,560
News Corp. — Class A	360	5,407
Omnicom Group, Inc.	110	4,937
Regal Entertainment Group	350	4,256
Scripps Networks Interactive — Class A	100	4,650
Sirius XM Radio, Inc.*	3,720	6,008
Thomson Reuters Corp.	110	4,401
Time Warner Cable, Inc.	80	5,426
Time Warner, Inc.	160	5,032
Viacom, Inc. — Class B	130	5,401
Virgin Media, Inc.	190	4,780
Walt Disney Co.(The)	140	5,442

6

RYDEX RUSSELL 1000® EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011

		Market
	Shares	Value

Washington Post Co. — Class B	10	$4,284

Total Media		168,977

Metals & Mining 2.7%
AK Steel Holding Corp.	830	13,197
Alcoa, Inc.	860	14,250
Allegheny Technologies, Inc.	230	14,994
Carpenter Technology Corp.	310	12,756
Cliffs Natural Resources, Inc.	160	13,674
Commercial Metals Co.	710	11,871
Compass Minerals International, Inc.	140	12,862
Freeport-McMoRan Copper & Gold, Inc.	110	11,963
Newmont Mining Corp.	200	11,014
Nucor Corp.	280	12,855
Reliance Steel & Aluminum Co.	250	13,072
Royal Gold, Inc.	220	10,208
Schnitzer Steel Industries, Inc.	190	11,723
Southern Copper Corp.	260	11,653
Steel Dynamics, Inc.	720	13,104
Titanium Metals Corp.*	720	13,572
United States Steel Corp.	220	12,687

Total Metals & Mining		215,455

Multi-Utilities 3.0%
Alliant Energy Corp.	320	11,891
Ameren Corp.	410	11,632
CenterPoint Energy, Inc.	740	11,951
CMS Energy Corp.	630	12,285
Consolidated Edison, Inc.	240	11,978
Dominion Resources, Inc.	280	12,191
DTE Energy Co.	260	12,028
Integrys Energy Group, Inc.	240	11,422
MDU Resources Group, Inc.	590	12,526
NiSource, Inc.	690	12,848
NSTAR	280	12,146
OGE Energy Corp.	260	11,931
PG&E Corp.	250	11,570
Public Service Enterprise Group, Inc.	380	12,324
SCANA Corp.	290	12,258
Sempra Energy	230	11,976
TECO Energy, Inc.	700	12,887
Vectren Corp.	460	12,185
Wisconsin Energy Corp.	200	12,058
Xcel Energy, Inc.	500	11,785

Total Multi-Utilities		241,872

Multiline Retail 0.6%
Big Lots, Inc.*	180	5,722
Dollar General Corp.*	170	4,728
Dollar Tree, Inc.*	90	4,552
Family Dollar Stores, Inc.	100	4,248
J.C. Penney Co., Inc.	160	5,131
Kohl’s Corp.*	100	5,078
Macy’s, Inc.	200	4,630
Nordstrom, Inc.	120	4,942
Sears Holdings Corp.*	80	6,029
Target Corp.	90	4,935

Total Multiline Retail		49,995

Office Electronics 0.1%
Xerox Corp.	530	5,629
Zebra Technologies Corp. — Class A*	160	6,224

Total Office Electronics		11,853

Oil, Gas & Consumable Fuels 8.2%
Alpha Natural Resources, Inc.*	220	11,821
Anadarko Petroleum Corp.	170	13,104
Apache Corp.	100	11,936
Arch Coal, Inc.	350	11,987
Atlas Energy, Inc.*	260	11,518
Cabot Oil & Gas Corp.	320	13,322
Chesapeake Energy Corp.	500	14,765
Chevron Corp.	130	12,341
Cimarex Energy Co.	130	13,537
Cobalt International Energy, Inc.*	920	12,466
Comstock Resources, Inc.*	460	12,742
Concho Resources, Inc.*	140	13,475
ConocoPhillips	170	12,148
CONSOL Energy, Inc.	270	13,419
Continental Resources ,Inc.*	200	12,842
Denbury Resources, Inc.*	590	12,006
Devon Energy Corp.	160	14,190
El Paso Corp.	840	13,339
EOG Resources, Inc.	120	12,767
EQT Corp.	260	12,529
EXCO Resources, Inc.	600	12,048
Exxon Mobil Corp.	160	12,909
Forest Oil Corp.*	320	12,416
Frontier Oil Corp.*	690	14,352
Frontline Ltd.	250	6,483
Hess Corp.	150	12,618
Holly Corp.	300	14,721
Marathon Oil Corp.	330	15,081
Massey Energy Co.	220	13,829
Murphy Oil Corp.	160	10,608
Newfield Exploration Co.*	160	11,707
Noble Energy, Inc.	140	12,754
Occidental Petroleum Corp.	120	11,602
Peabody Energy Corp.	190	12,050
PetroHawk Energy Corp.*	610	12,230
Pioneer Natural Resources Co.	130	12,371
Plains Exploration & Production Co.*	380	13,452
QEP Resources, Inc.	300	12,192
Quicksilver Resources, Inc.*	780	11,708
Range Resources Corp.	270	13,465
SandRidge Energy, Inc.*	1,730	12,871
SM Energy Co.	210	13,054
Southern Union Co.	480	12,826
Southwestern Energy Co.*	320	12,640
Spectra Energy Corp.	460	12,066
Sunoco, Inc.	290	12,310
Teekay Corp.	200	6,772
Tesoro Corp.*	680	13,090
Ultra Petroleum Corp.*	240	11,455
Valero Energy Corp.	530	13,441
Whiting Petroleum Corp.*	100	12,628
Williams Cos., Inc.(The)	480	12,955

Total Oil, Gas & Consumable Fuels		650,958

Paper & Forest Products 0.5%
Domtar Corp.	150	13,189
International Paper Co.	460	13,285
MeadWestvaco Corp.	470	13,456

Total Paper & Forest Products		39,930

Personal Products 0.6%
Alberto-Culver Co.	450	16,762
Avon Products, Inc.	180	5,096
Estee Lauder Cos., Inc. — Class A	70	5,635
Herbalife Ltd.	250	16,333

Total Personal Products		43,826

Pharmaceuticals 1.5%
Abbott Laboratories	180	8,129
Allergan, Inc.	120	8,473
Bristol-Myers Squibb Co.	320	8,058

7

RYDEX RUSSELL 1000® EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011

		Market
	Shares	Value

Eli Lilly & Co.	240	$8,345
Endo Pharmaceuticals Holdings, Inc.*	230	7,641
Forest Laboratories, Inc.*	260	8,388
Hospira, Inc.*	150	8,284
Johnson & Johnson, Inc.	140	8,368
Merck & Co., Inc.	230	7,629
Mylan, Inc.*	410	9,495
Perrigo Co.	130	9,456
Pfizer, Inc.	500	9,110
Warner Chilcott PLC — Class A	390	9,356
Watson Pharmaceuticals, Inc.*	170	9,268

Total Pharmaceuticals		120,000

Professional Services 0.5%
Dun & Bradstreet Corp.	50	4,247
Equifax, Inc.	120	4,286
FTI Consulting, Inc.*	180	6,565
Manpower, Inc.	100	6,457
Robert Half International, Inc.	210	6,585
Towers Watson & Co. — Class A	120	6,544
Verisk Analytics, Inc. — Class A*	190	6,428

Total Professional Services		41,112

Real Estate Investment Trusts (REITs) 2.7%
Alexandria Real Estate Equities, Inc.	60	4,622
AMB Property Corp.	130	4,362
Annaly Capital Management, Inc.	230	4,101
Apartment Investment & Management Co. — Class A	170	4,345
AvalonBay Communities, Inc.	40	4,637
Boston Properties, Inc.	50	4,718
Brandywine Realty Trust	390	4,524
BRE Properties, Inc.	100	4,465
Camden Property Trust	80	4,434
Chimera Investment Corp.	990	4,158
CommonWealth REIT	170	4,534
Corporate Office Properties Trust	120	4,386
Developers Diversified Realty Corp.	320	4,352
Digital Realty Trust, Inc.	80	4,352
Douglas Emmett, Inc.	260	4,792
Duke Realty Corp.	380	5,206
Equity Residential	80	4,335
Essex Property Trust, Inc.	40	4,640
Federal Realty Investment Trust	50	4,022
General Growth Properties, Inc.*	287	4,250
HCP, Inc.	130	4,822
Health Care REIT, Inc.	90	4,417
Hospitality Properties Trust	190	4,725
Host Hotels & Resorts, Inc.	240	4,442
Kimco Realty Corp.	250	4,523
Liberty Property Trust	140	4,868
Macerich Co.(The)	90	4,379
Mack-Cali Realty Corp.	140	4,903
Nationwide Health Properties, Inc.	120	4,506
Piedmont Office Realty Trust, Inc.	210	4,154
Plum Creek Timber Co., Inc.	110	4,606
ProLogis	310	4,625
Public Storage, Inc.	40	4,359
Rayonier, Inc.	80	4,737
Realty Income Corp.	120	4,195
Regency Centers Corp.	100	4,311
Senior Housing Properties Trust	200	4,484
Simon Property Group, Inc.	40	4,058
SL Green Realty Corp.	70	5,093
Taubman Centers, Inc.	90	4,712
UDR, Inc.	180	4,226
Ventas, Inc.	80	4,437
Vornado Realty Trust	50	4,405
Weingarten Realty Investors	180	4,414
Weyerhaeuser Co.	680	15,762

Total Real Estate Investment Trusts (REITs)		213,398

Real Estate Management & Development 0.3%
CB Richard Ellis Group, Inc. — Class A*	200	4,438
Forest City Enterprises, Inc. — Class A*	260	4,397
Howard Hughes Corp.(The)*	80	4,022
Jones Lang LaSalle, Inc.	50	4,432
St Joe Co.(The)*	230	6,304

Total Real Estate Management & Development		23,593

Road & Rail 0.7%
Con-way, Inc.	180	6,124
CSX Corp.	100	7,060
Hertz Global Holdings, Inc.*	380	5,590
J.B. Hunt Transport Services, Inc.	160	6,560
Kansas City Southern*	130	6,497
Landstar System, Inc.	160	6,629
Norfolk Southern Corp.	100	6,119
Ryder System, Inc.	130	6,250
Union Pacific Corp.	70	6,624

Total Road & Rail		57,453

Semiconductors & Semiconductor Equipment 3.9%
Advanced Micro Devices, Inc.*	920	7,204
Altera Corp.	200	7,514
Analog Devices, Inc.	200	7,766
Applied Materials, Inc.	560	8,786
Atheros Communications, Inc.*	220	9,810
Atmel Corp.*	630	8,530
Avago Technologies Ltd.	280	8,039
Broadcom Corp. — Class A	160	7,214
Cree, Inc.*	110	5,554
Cypress Semiconductor Corp.*	420	9,093
Fairchild Semiconductor International, Inc.*	490	8,722
First Solar, Inc.*	80	12,366
Intel Corp.	350	7,511
International Rectifier Corp.*	250	8,008
Intersil Corp. — Class A	500	7,560
KLA-Tencor Corp.	190	8,375
Lam Research Corp.*	140	6,985
Linear Technology Corp.	210	7,306
LSI Corp.*	1,250	7,738
Marvell Technology Group Ltd.*	390	7,414
Maxim Integrated Products, Inc.	300	7,746
MEMC Electronic Materials, Inc.*	630	6,987
Microchip Technology, Inc.	210	7,659
Micron Technology, Inc.*	920	9,697
National Semiconductor Corp.	540	8,186
Novellus Systems, Inc.*	230	8,296
NVIDIA Corp.*	510	12,199
ON Semiconductor Corp.*	820	9,061
PMC — Sierra, Inc.*	910	7,116
Rambus, Inc.*	370	7,581
Silicon Laboratories, Inc.*	160	7,117
Skyworks Solutions, Inc.*	280	8,896
SunPower Corp. — Class A*	840	11,290
Teradyne, Inc.*	540	9,007
Texas Instruments, Inc.	230	7,799
Varian Semiconductor Equipment Associates, Inc.*	210	9,334
Xilinx, Inc.	260	8,372

Total Semiconductors & Semiconductor Equipment		307,838

Software 2.4%
Activision Blizzard, Inc.	620	7,000

8

RYDEX RUSSELL 1000® EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011

		Market
	Shares	Value

Adobe Systems, Inc.*	260	$8,593
Ansys, Inc.*	140	7,343
Autodesk, Inc.*	190	7,729
BMC Software, Inc.*	160	7,632
CA, Inc.	300	7,140
Cadence Design Systems, Inc.*	900	7,812
Citrix Systems, Inc.*	110	6,950
Compuware Corp.*	640	6,861
Electronic Arts, Inc.*	470	7,327
Factset Research Systems, Inc.	40	4,032
Informatica Corp.*	170	7,888
Intuit, Inc.*	150	7,040
McAfee, Inc.*	160	7,664
MICROS Systems, Inc.*	160	7,318
Microsoft Corp.	270	7,486
Novell, Inc.*	1,240	7,465
Nuance Communications, Inc.*	400	8,132
Oracle Corp.	240	7,687
Red Hat, Inc.*	160	6,611
Rovi Corp.*	130	8,029
Salesforce.com, Inc.*	50	6,457
Solera Holdings, Inc.	140	7,326
Symantec Corp.*	430	7,572
Synopsys, Inc.*	280	7,596
VMware, Inc. — Class A*	80	6,842

Total Software		189,532

Specialty Retail 2.0%
Aaron’s, Inc.	250	4,798
Abercrombie & Fitch Co. — Class A	90	4,537
Advance Auto Parts, Inc.	80	5,115
Aeropostale, Inc.*	220	5,306
American Eagle Outfitters, Inc.	340	4,916
AutoNation, Inc.*	190	5,455
AutoZone, Inc.*	20	5,071
Bed Bath & Beyond, Inc.*	110	5,280
Best Buy Co., Inc.	150	5,100
CarMax, Inc.*	150	4,897
Chico’s FAS, Inc.	430	4,696
Dick’s Sporting Goods, Inc.*	140	5,053
Foot Locker, Inc.	270	4,822
GameStop Corp. — Class A*	240	5,057
Gap, Inc.(The)	250	4,818
Guess?, Inc.	110	4,706
Home Depot, Inc.	150	5,515
J. Crew Group, Inc.*	120	5,210
Limited Brands, Inc.	170	4,971
Lowe’s Cos., Inc.	210	5,208
O’Reilly Automotive, Inc.*	80	4,546
Office Depot, Inc.*	1,100	5,775
PetSmart, Inc.	130	5,231
RadioShack Corp.	280	4,242
Ross Stores, Inc.	80	5,216
Signet Jewelers Ltd.*	120	5,098
Staples, Inc.	230	5,131
Tiffany & Co.	80	4,650
TJX Cos., Inc.	120	5,687
Tractor Supply Co.	110	5,644
Urban Outfitters, Inc.*	140	4,735
Williams-Sonoma, Inc.	150	4,830

Total Specialty Retail		161,316

Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc.	90	4,868
Fossil, Inc.*	70	4,973
Hanesbrands, Inc.*	200	4,604
NIKE, Inc. — Class B	60	4,949
Phillips-Van Heusen Corp.	80	4,670
Polo Ralph Lauren Corp.	50	5,359
V.F. Corp.	60	4,963

Total Textiles, Apparel & Luxury Goods		34,386

Thrifts & Mortgage Finance 0.4%
Capitol Federal Financial, Inc.	383	4,669
First Niagara Financial Group, Inc.	310	4,303
Hudson City Bancorp, Inc.	340	3,733
New York Community Bancorp, Inc.	240	4,397
People’s United Financial, Inc.	310	4,002
TFS Financial Corp.	510	4,972
Washington Federal, Inc.	270	4,668

Total Thrifts & Mortgage Finance		30,744

Tobacco 0.8%
Altria Group, Inc.	680	15,987
Lorillard, Inc.	200	15,048
Philip Morris International, Inc.	280	16,027
Reynolds American, Inc.	520	16,541

Total Tobacco		63,603

Trading Companies & Distributors 0.5%
Fastenal Co.	210	12,193
GATX Corp.	180	5,985
MSC Industrial Direct Co. — Class A	100	5,943
W.W. Grainger, Inc.	50	6,573
WESCO International, Inc.*	100	5,605

Total Trading Companies & Distributors		36,299

Water Utilities 0.3%
American Water Works Co, Inc.	480	12,240
Aqua America, Inc.	540	12,485

Total Water Utilities		24,725

Wireless Telecommunication Services 1.4%
American Tower Corp. — Class A*	150	7,629
Clearwire Corp. — Class A*	2,080	11,003
Crown Castle International Corp.*	170	7,169
Leap Wireless International, Inc.*	1,030	14,399
MetroPCS Communications, Inc.*	960	12,413
NII Holdings, Inc.*	270	11,335
SBA Communications Corp. — Class A*	190	7,752
Sprint Nextel Corp.*	2,720	12,294
Telephone & Data Systems, Inc.	330	11,798
United States Cellular Corp.*	250	12,185

Total Wireless Telecommunication Services		107,977

Total Common Stocks (Cost $7,522,988)		7,895,047

WARRANTS 0.0%(a)

Insurance 0.0%(a)
American International Group, Inc. $45.00, 01/19/21	1	10

Total Insurance		10

Total Warrants (Cost $12)		10

SHORT TERM INVESTMENTS 0.4%

SSgA Government Money Market Fund	27,652	27,652

Total Short Term Investments (Cost $27,652)		27,652

9

RYDEX RUSSELL 1000® EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2011

		Market
	Shares	Value

Total Investments 99.9%(b) (Cost $7,550,652)		7,922,709

Other Assets in Excess of Liabilities — 0.1%		9,979

Net Assets — 100.0%		$7,932,688

*	Non-Income Producing Security.

(a)	Amount represents less than 0.05% of net assets.

(b)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)
Tracking Stock — A security issued by a parent company that tracks the performance of a particular division.

10

RYDEX RUSSELL 2000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.3%

Aerospace & Defense 1.2%
AAR Corp.*	100	$2,679
Aerovironment, Inc.*	100	2,820
American Science & Engineering, Inc.	30	2,610
Applied Energetics, Inc.*	2,877	1,762
Astronics Corp.*	110	2,541
Ceradyne, Inc.*	80	2,834
Cubic Corp.	50	2,438
Curtiss-Wright Corp.	80	2,776
DigitalGlobe, Inc.*	70	2,150
Ducommun, Inc.	110	2,416
Esterline Technologies Corp.*	40	2,847
GenCorp, Inc.*	499	2,560
GeoEye, Inc.*	50	1,996
Global Defense Technology & Systems, Inc.*	170	2,798
HEICO Corp.	50	2,614
Herley Industries, Inc.*	160	2,629
Hexcel Corp.*	319	6,067
Keyw Holding Corp.(The)*	158	2,302
Kratos Defense & Security Solutions, Inc.*	240	3,365
Ladish Co., Inc.*	50	2,677
LMI Aerospace, Inc.*	160	2,996
Moog, Inc. — Class A*	70	2,985
National Presto Industries, Inc.	20	2,560
Orbital Sciences Corp.*	150	2,559
Taser International, Inc.*	560	2,346
Teledyne Technologies, Inc.*	60	2,839
Triumph Group, Inc.	30	2,881

Total Aerospace & Defense		74,047

Air Freight & Logistics 0.3%
Air Transport Services Group, Inc.*	350	2,590
Atlas Air Worldwide Holdings, Inc.*	50	2,540
Dynamex, Inc.*	100	2,489
Forward Air Corp.	90	2,512
HUB Group, Inc. — Class A*	70	2,435
Pacer International, Inc.*	400	2,500
Park-Ohio Holdings Corp.*	110	2,262

Total Air Freight & Logistics		17,328

Airlines 0.4%
Airtran Holdings, Inc.*	349	2,579
Alaska Air Group, Inc.*	50	2,962
Allegiant Travel Co.	50	2,327
Hawaiian Holdings, Inc.*	310	2,291
JetBlue Airways Corp.*	389	2,334
Pinnacle Airlines Corp.*	330	2,379
Republic Airways Holdings, Inc.*	349	2,241
SkyWest, Inc.	160	2,408
US Airways Group, Inc.*	250	2,480

Total Airlines		22,001

Auto Components 0.6%
American Axle & Manufacturing Holdings, Inc.*	180	2,574
Amerigon, Inc.*	200	2,178
ArvinMeritor, Inc.*	110	2,405
Cooper Tire & Rubber Co.	90	2,057
Dana Holding Corp.*	130	2,330
Dorman Products, Inc.*	60	1,930
Drew Industries, Inc.	100	2,362
Exide Technologies*	240	2,306
Fuel Systems Solutions, Inc.*	70	1,822
Modine Manufacturing Co.*	170	2,805
Spartan Motors, Inc.	430	2,683
Standard Motor Products, Inc.	160	1,938
Stoneridge, Inc.*	140	2,065
Superior Industries International, Inc.	110	2,200
Tenneco, Inc.*	50	2,067
Tower International, Inc.*	138	2,466

Total Auto Components		36,188

Automobiles 0.0%(a)
Winnebago Industries, Inc.*	170	2,533

Total Automobiles		2,533

Beverages 0.8%
Boston Beer Co., Inc. — Class A*	180	16,202
Coca-Cola Bottling Co. Consolidated	260	14,045
Heckmann Corp.*	3,540	17,098

Total Beverages		47,345

Biotechnology 3.6%
Acorda Therapeutics, Inc.*	90	1,976
Affymax, Inc.*	360	2,398
Alkermes, Inc.*	209	2,698
Allos Therapeutics, Inc.*	607	2,040
Alnylam Pharmaceuticals, Inc.*	239	2,468
AMAG Pharmaceuticals, Inc.*	140	2,492
Anacor Pharmaceuticals, Inc.*	443	3,420
Arena Pharmaceuticals, Inc.*	1,517	2,397
Ariad Pharmaceuticals, Inc.*	520	3,315
ArQule, Inc.*	420	2,575
Array BioPharma, Inc.*	699	2,027
AVEO Pharmaceuticals, Inc.*	170	2,436
AVI BioPharma, Inc.*	1,209	2,617
BioCryst Pharmaceuticals, Inc.*	449	1,850
Biosante Pharmaceuticals, Inc.*	1,535	2,855
Biospecifics Technologies Corp.*	100	2,321
Biotime, Inc.*	270	2,114
Celera Corp.*	379	2,344
Celldex Therapeutics, Inc.*	549	2,031
Cepheid, Inc.*	110	2,614
Chelsea Therapeutics International Ltd.*	439	2,616
Clinical Data, Inc.*	130	3,866
Codexis, Inc.*	240	2,167
Cubist Pharmaceuticals, Inc.*	110	2,413
Curis, Inc.*	1,250	3,463
Cytokinetics, Inc.*	1,075	2,043
Cytori Therapeutics, Inc.*	450	2,466
CytRx Corp.*	2,300	1,849
Dyax Corp.*	1,067	2,027
Dynavax Technologies Corp.*	910	2,730
Emergent Biosolutions, Inc.*	110	2,336
Enzon Pharmaceuticals, Inc.*	200	2,240
Exact Sciences Corp.*	408	2,301
Exelixis, Inc.*	320	2,774
Genomic Health, Inc.*	100	2,227
Geron Corp.*	488	2,391
Halozyme Therapeutics, Inc.*	309	2,061
Idenix Pharmaceuticals, Inc.*	490	2,176
Immunogen, Inc.*	260	2,148
Immunomedics, Inc.*	660	2,158
Incyte Corp., Ltd.*	150	2,211
Infinity Pharmaceuticals, Inc.*	390	2,207
Inhibitex, Inc.*	1,060	2,412
Inovio Pharmaceuticals, Inc.*	2,044	2,596
InterMune, Inc.*	170	6,353
Ironwood Pharmaceuticals, Inc.*	220	2,374
Isis Pharmaceuticals, Inc.*	240	2,184

RYDEX RUSSELL 2000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011

		Market
	Shares	Value

Keryx Biopharmaceuticals, Inc.*	489	$1,956
Lexicon Pharmaceuticals, Inc.*	1,497	2,530
Ligand Pharmaceuticals, Inc. — Class B*	269	2,340
MannKind Corp.*	270	1,288
Martek Biosciences Corp.*	100	3,141
Maxygen, Inc.	340	1,350
Medivation, Inc.*	180	2,534
Metabolix, Inc.*	199	1,761
Micromet, Inc.*	310	1,993
Momenta Pharmaceuticals, Inc.*	160	2,046
Nabi Biopharmaceuticals*	410	2,296
Nanosphere, Inc.*	459	1,680
Neuralstem, Inc.*	1,135	2,213
Neurocrine Biosciences, Inc.*	280	2,066
NeurogesX, Inc.*	359	1,892
Novavax, Inc.*	940	2,030
NPS Pharmaceuticals, Inc.*	330	3,302
Nymox Pharmaceutical Corp.*	520	3,786
Omeros Corp.*	290	1,815
Onyx Pharmaceuticals, Inc.*	70	2,470
Opko Health, Inc.*	630	2,457
Orexigen Therapeutics, Inc.*	260	2,363
Osiris Therapeutics, Inc.*	280	1,851
PDL BioPharma, Inc.	380	1,877
Peregrine Pharmaceuticals, Inc.*	1,479	3,476
Pharmacyclics, Inc.*	388	1,959
Pharmasset, Inc.*	50	2,423
Progenics Pharmaceuticals, Inc.*	479	2,675
Rigel Pharmaceuticals, Inc.*	289	1,944
Sangamo Biosciences, Inc.*	410	3,141
Savient Pharmaceuticals, Inc.*	198	1,828
SciClone Pharmaceuticals, Inc.*	570	2,234
Seattle Genetics, Inc.*	150	2,459
Senomyx, Inc.*	750	4,463
SIGA Technologies, Inc.*	180	2,066
Spectrum Pharmaceuticals, Inc.*	410	2,460
StemCells, Inc.*	2,170	2,015
Synta Pharmaceuticals Corp.*	420	2,096
Targacept, Inc.*	100	2,576
Theravance, Inc.*	80	1,683
Transcept Pharmaceuticals, Inc.*	320	2,656
Vanda Pharmaceuticals, Inc.*	280	2,243
Vical, Inc.*	1,255	2,497
Zalicus, Inc.*	1,728	3,404
ZIOPHARM Oncology, Inc.*	520	3,034
Zogenix, Inc.*	394	1,986

Total Biotechnology		226,132

Building Products 1.2%
AAON, Inc.	200	5,386
Ameresco, Inc. — Class A*	530	8,210
American Woodmark Corp.	100	1,865
Ameron International Corp.	70	4,828
Apogee Enterprises, Inc.	450	5,755
Gibraltar Industries, Inc.*	480	5,294
Griffon Corp.*	469	5,459
Insteel Industries, Inc.	490	5,596
NCI Building Systems, Inc.*	480	6,370
Quanex Building Products Corp.	320	6,237
Simpson Manufacturing Co., Inc.	200	5,950
Trex Co., Inc.*	280	6,518
Universal Forest Products, Inc.	160	5,872

Total Building Products		73,340

Capital Markets 1.5%
American Capital Ltd.*	210	1,716
Apollo Investment Corp.	143	1,687
Arlington Asset Investment Corp. — Class A	70	1,761
Artio Global Investors, Inc.	110	1,611
BGC Partners, Inc. — Class A	190	1,539
BlackRock Kelso Capital Corp.	143	1,644
Calamos Asset Management, Inc. — Class A	120	1,846
Capital Southwest Corp.	20	1,951
Cohen & Steers, Inc.	60	1,699
Cowen Group, Inc. — Class A*	330	1,495
Diamond Hill Investment Group, Inc.	20	1,366
Duff & Phelps Corp. — Class A	100	1,696
Epoch Holding Corp.	90	1,337
Evercore Partners, Inc. — Class A	50	1,615
FBR Capital Markets Corp.*	430	1,612
Fifth Street Finance Corp.	140	1,845
Financial Engines, Inc.*	90	2,041
GAMCO Investors, Inc. — Class A	30	1,334
GFI Group, Inc.	320	1,638
Gladstone Capital Corp.	130	1,370
Gladstone Investment Corp.	210	1,485
Gleacher & Co., Inc.*	580	1,232
Golub Capital BDC, Inc.	91	1,467
Harris & Harris Group, Inc.*	340	1,731
Hercules Technology Growth Capital, Inc.	160	1,680
HFF, Inc. — Class A*	170	2,144
International Assets Holding Corp.*	70	1,638
Investment Technology Group, Inc.*	100	1,843
JMP Group, Inc.	230	1,723
Kayne Anderson Energy Development Co.	90	1,588
KBW, Inc.	60	1,605
Knight Capital Group, Inc. — Class A*	120	1,663
LaBranche & Co., Inc.*	468	1,760
Ladenburg Thalmann Financial Services, Inc.*	1,190	1,321
Main Street Capital Corp.	90	1,759
MCG Capital Corp.	220	1,496
MF Global Holdings Ltd.*	200	1,656
MVC Capital, Inc.	110	1,531
NGP Capital Resources Co.	183	1,663
Oppenheimer Holdings, Inc. — Class A	60	1,566
optionsXpress Holdings, Inc.	80	1,189
PennantPark Investment Corp.	132	1,597
Penson Worldwide, Inc.*	310	1,476
Piper Jaffray Cos., Inc.*	50	2,090
Prospect Capital Corp.	150	1,717
Pzena Investment Management, Inc. — Class A	210	1,445
Rodman & Renshaw Capital Group, Inc.*	600	1,308
Safeguard Scientifics, Inc.*	140	2,303
Sanders Morris Harris Group, Inc.	220	1,527
Solar Capital Ltd.	61	1,449
Stifel Financial Corp.*	30	1,925
SWS Group, Inc.	367	1,718
THL Credit, Inc.	120	1,534
TICC Capital Corp.	151	1,856
TradeStation Group, Inc.*	249	1,736
Triangle Capital Corp.	91	1,816
Virtus Investment Partners, Inc.*	30	1,448
Westwood Holdings Group, Inc.	40	1,426

Total Capital Markets		94,914

Chemicals 3.1%
A. Schulman, Inc.	250	5,338
American Vanguard Corp.	820	6,798
Arch Chemicals, Inc.	160	5,798
Balchem Corp.	170	5,720
Calgon Carbon Corp.*	370	5,276

RYDEX RUSSELL 2000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011

		Market
	Shares	Value

Ferro Corp.*	390	$6,014
Georgia Gulf Corp.*	240	6,391
H.B. Fuller Co.	270	6,153
Hawkins, Inc.	130	5,105
Innophos Holdings, Inc.	160	5,307
KMG Chemicals, Inc.	360	6,131
Koppers Holdings, Inc.	190	7,311
Kraton Performance Polymers, Inc.*	210	6,592
Landec Corp.*	928	5,809
LSB Industries, Inc.*	250	7,530
Minerals Technologies, Inc.	90	5,672
NewMarket Corp.	50	6,343
Olin Corp.	280	5,452
OM Group, Inc.*	150	5,427
Omnova Solutions, Inc.*	690	4,851
PolyOne Corp.*	449	5,904
Quaker Chemical Corp.	140	5,373
Rockwood Holdings, Inc.*	140	5,683
Sensient Technologies Corp.	160	5,426
Solutia, Inc.*	260	6,089
Spartech Corp.*	679	5,670
Stepan Co.	80	5,802
STR Holdings, Inc.*	339	6,197
TPC Group, Inc.*	210	6,615
Westlake Chemical Corp.	140	5,421
WR Grace & Co.*	160	5,678
Zep, Inc.	310	5,602
Zoltek Cos., Inc.*	569	6,361

Total Chemicals		194,839

Commercial Banks 3.5%
1st Source Corp.	80	1,508
1st United Bancorp Inc. *	249	1,631
Alliance Financial Corp.	50	1,486
American National Bankshares, Inc.	70	1,440
Ameris Bancorp*	150	1,430
Ames Natl Corp.	80	1,444
Arrow Financial Corp.	60	1,361
Bancfirst Corp.	40	1,622
Banco Latinoamericano de Comercio Exterior SA - Class E	90	1,556
Bancorp Rhode Island, Inc.	50	1,508
Bancorp, Inc.(The)*	160	1,504
Bank of Marin Bancorp — Class A	40	1,390
Bank of the Ozarks, Inc.	40	1,725
Boston Private Financial Holdings, Inc.	269	1,805
Bridge Bancorp, Inc.	70	1,589
Bryn Mawr Bank Corp.	90	1,618
Camden National Corp.	40	1,369
Capital City Bank Group, Inc.	120	1,518
Cardinal Financial Corp.	150	1,650
Cathay General Bancorp	100	1,731
Center Financial Corp.*	220	1,617
Centerstate Banks, Inc.	199	1,461
Century Bancorp, Inc. — Class A	60	1,616
Chemical Financial Corp.	70	1,453
Citizens & Northn Corp.	100	1,564
Citizens Republic Bancorp, Inc.*	2,328	1,466
City Holding Co.	40	1,392
CNB Financial Corp.	110	1,530
CoBiz Financial, Inc.	299	1,908
Columbia Banking System, Inc.	80	1,608
Community Bank System, Inc.	60	1,517
Community Trust Bancorp, Inc.	60	1,735
CVB Financial Corp.	190	1,573
Danvers Bancorp, Inc.	100	2,156
Eagle Bancorp, Inc.*	120	1,621
Encore Bancshares, Inc.*	160	1,853
Enterprise Financial Services Corp.	150	1,947
F.N.B. Corp.	160	1,616
Financial Institutions, Inc.	80	1,546
First Bancorp., Inc.	110	1,625
First BanCorp.*	317	1,595
First Bancorp.	110	1,653
First Busey Corp.	349	1,717
First Commonwealth Financial Corp.	230	1,479
First Community Bancshares, Inc.	100	1,345
First Financial Bancorp	90	1,521
First Financial Bankshares, Inc.	30	1,480
First Financial Corp.	50	1,577
First Interstate Bancsystem, Inc.	110	1,429
First Merchants Corp.	180	1,631
First Midwest Bancorp, Inc.	150	1,753
First of Long Island Corp.(The)	60	1,702
First South Bancorp, Inc.	209	1,212
FirstMerit Corp.	80	1,466
German American Bancorp, Inc.	90	1,541
Glacier Bancorp, Inc.	110	1,552
Great Southern Bancorp, Inc.	70	1,533
Greene Bankshares, Inc.*	446	1,405
Hancock Holding Co.	40	1,312
Hanmi Financial Corp.*	1,622	2,133
Heartland Financial USA, Inc.	90	1,522
Heritage Financial Corp.*	120	1,710
Home Bancorp, Inc.*	120	1,656
Home Bancshares, Inc.	70	1,432
Hudson Valley Holding Corp.	70	1,572
Iberiabank Corp.	30	1,702
Independent Bank Corp.	60	1,631
International Bancshares Corp.	80	1,518
Investors Bancorp, Inc.*	120	1,598
Lakeland Bancorp, Inc.	147	1,414
Lakeland Financial Corp.	70	1,441
MainSource Financial Group, Inc.	150	1,363
MB Financial, Inc.	100	1,966
Merchants Bancshares, Inc.	60	1,648
Metro Bancorp, Inc.*	160	1,925
Midsouth Bancorp, Inc.	100	1,342
MidWestOne Financial Group, Inc.	100	1,407
Nara Bancorp, Inc.*	170	1,659
National Bankshares, Inc.	60	1,728
National Penn Bancshares, Inc.	200	1,632
NBT Bancorp, Inc.	70	1,623
Northfield Bancorp, Inc.	120	1,556
Old National Bancorp	140	1,502
OmniAmerican Bancorp, Inc.*	120	1,794
Oriental Financial Group, Inc.	130	1,537
Orrstown Financial Services, Inc.	60	1,586
Pacific Continental Corp.	180	1,827
PacWest Bancorp	80	1,578
Park National Corp.	20	1,302
Peapack Gladstone Financial Corp.	120	1,634
Penns Woods Bancorp, Inc.	40	1,556
Peoples Bancorp, Inc.	100	1,359
Pinnacle Financial Partners, Inc.*	140	1,926
Porter Bancorp, Inc.	150	1,422
PrivateBancorp, Inc.	110	1,691
Prosperity Bancshares, Inc.	40	1,618
Renasant Corp.	90	1,403
Republic Bancorp, Inc. — Class A	70	1,336
S&T Bancorp, Inc.	70	1,530
S.Y. Bancorp, Inc.	60	1,464

RYDEX RUSSELL 2000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011

		Market
	Shares	Value

Sandy Spring Bancorp, Inc.	90	$1,728
SCBT Financial Corp.	50	1,556
Sierra Bancorp	140	1,511
Signature Bank*	30	1,567
Simmons First National Corp. — Class A	50	1,390
Southside Bancshares, Inc.	70	1,499
Southwest Bancorp, Inc.*	149	2,040
State Bancorp, Inc./NY	170	1,624
StellarOne Corp.	110	1,598
Sterling Bancorp	160	1,566
Sterling Bancshares, Inc.	250	2,217
Suffolk Bancorp	60	1,258
Susquehanna Bancshares, Inc.	180	1,721
SVB Financial Group*	30	1,574
Taylor Capital Group, Inc.*	130	1,335
Texas Capital Bancshares, Inc.*	80	1,951
Tompkins Financial Corp.	40	1,630
Tower Bancorp, Inc.	70	1,584
TowneBank	100	1,490
Trico Bancshares	100	1,517
Trustmark Corp.	60	1,439
UMB Financial Corp.	40	1,626
Umpqua Holdings Corp.	140	1,536
Union First Market Bankshares Corp.	110	1,344
United Bankshares, Inc.	60	1,692
United Community Banks, Inc.*	797	1,355
Univest Corp. of Pennsylvania	80	1,379
Virginia Commerce Bancorp, Inc.*	250	1,503
Washington Banking Co.	120	1,638
Washington Trust Bancorp, Inc.	70	1,400
Webster Financial Corp.	90	2,059
WesBanco, Inc.	80	1,508
West Bancorporation, Inc.	200	1,435
West Coast Bancorp*	560	1,820
Westamerica Bancorp.	30	1,500
Western Alliance Bancorp*	249	1,867
Whitney Holding Corp.	150	1,996
Wilshire Bancorp, Inc.	210	1,348
Wintrust Financial Corp.	50	1,645

Total Commercial Banks		220,281

Commercial Services & Supplies 1.9%
ABM Industries, Inc.	100	2,570
ACCO Brands Corp.*	310	2,545
American Reprographics Co.*	329	2,655
APAC Customer Services, Inc.*	439	2,419
Brink’s Co.(The)	100	2,700
Casella Waste Systems, Inc. — Class A*	330	2,647
Cenveo, Inc.*	390	2,098
Clean Harbors, Inc.*	30	2,701
Consolidated Graphics, Inc.*	50	2,502
Courier Corp.	160	2,268
Deluxe Corp.	120	2,934
EnergySolutions, Inc.	450	2,664
EnerNOC, Inc.*	279	7,260
Ennis, Inc.	150	2,494
Fuel Tech, Inc.*	310	2,483
G&K Services, Inc. — Class A	90	2,820
Geo Group, Inc.(The)*	100	2,377
Healthcare Services Group, Inc.	160	2,534
Herman Miller, Inc.	110	2,654
Higher One Holdings, Inc.*	80	1,522
HNI Corp.	80	2,427
Hudson Highland Group, Inc.*	510	2,815
Innerworkings, Inc.*	389	2,451
Interface, Inc. — Class A	360	5,850
Kimball International, Inc. — Class B	370	2,492
Knoll, Inc.	170	2,846
M&F Worldwide Corp.*	110	2,654
McGrath Rentcorp	90	2,272
Metalico, Inc.*	480	2,664
Mine Safety Appliances Co.	80	2,494
Mobile Mini, Inc.*	130	2,657
Multi-Color Corp.	130	2,161
Rollins, Inc.	130	2,469
Schawk, Inc.	130	2,371
Standard Parking Corp.*	130	2,339
Standard Register Co.(The)	809	2,589
Steelcase, Inc. — Class A	250	2,555
SYKES Enterprises, Inc.*	120	2,338
Team, Inc.*	120	3,067
Tetra Tech, Inc.*	100	2,314
United Stationers, Inc.*	40	2,491
US Ecology, Inc.	160	2,698
Viad Corp.	90	2,118

Total Commercial Services & Supplies		115,979

Communications Equipment 1.7%
Acme Packet, Inc.*	40	2,151
ADTRAN, Inc.	70	2,879
Anaren, Inc.*	110	2,259
Arris Group, Inc.*	210	2,621
Aruba Networks, Inc.*	100	2,155
Aviat Networks, Inc.*	450	2,335
Bel Fuse, Inc. — Class B	100	2,181
BigBand Networks, Inc.*	808	2,141
Black Box Corp.	60	2,111
Blue Coat Systems, Inc.*	80	2,305
Calix, Inc.*	140	2,282
DG Fastchannel, Inc.*	80	2,193
Digi International, Inc.*	220	2,330
EMS Technologies, Inc.*	120	2,200
Emulex Corp.*	190	2,168
Extreme Networks*	748	2,453
Finisar Corp.*	90	2,997
Globecomm Systems, Inc.*	250	2,365
Harmonic, Inc.*	310	2,616
Hughes Communications, Inc.*	60	3,661
Infinera Corp.*	229	1,680
InterDigital, Inc.	60	2,889
Ixia*	140	2,202
KVH Industries, Inc.*	169	2,053
Loral Space & Communications, Inc.*	30	2,234
Meru Networks, Inc.*	159	2,860
Netgear, Inc.*	70	2,426
Network Engines, Inc.*	1,488	2,708
Network Equipment Technologies, Inc.*	530	2,618
Occam Networks, Inc.*	270	2,309
Oclaro, Inc.*	189	2,623
Oplink Communications, Inc.*	120	2,974
Opnext, Inc.*	1,280	2,381
PC-Tel, Inc.*	369	2,675
Plantronics, Inc.	60	2,124
Powerwave Technologies, Inc.*	940	3,281
Riverbed Technology, Inc.*	70	2,511
SeaChange International, Inc.*	270	2,236
ShoreTel, Inc.*	300	2,274
Sonus Networks, Inc.*	855	2,351
Sycamore Networks, Inc.	80	1,669
Symmetricom, Inc.*	320	1,987
Tekelec*	199	2,284
UTStarcom, Inc.*	1,156	2,428

RYDEX RUSSELL 2000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011

		Market
	Shares	Value

ViaSat, Inc.*	50	$2,170

Total Communications Equipment		108,350

Computers & Peripherals 0.7%
Avid Technology, Inc.*	130	2,165
Compellent Technologies, Inc.*	80	2,218
Cray, Inc.*	320	2,392
Electronics for Imaging, Inc.*	190	2,846
Hutchinson Technology, Inc.*	698	2,310
Hypercom Corp.*	250	2,235
Imation Corp.*	220	2,222
Immersion Corp.*	369	2,181
Intermec, Inc.*	180	2,045
Intevac, Inc.*	160	2,200
Novatel Wireless, Inc.*	250	1,803
Presstek, Inc.*	1,316	2,750
Quantum Corp.*	630	1,695
Rimage Corp.*	140	1,992
Silicon Graphics International Corp.*	240	2,381
STEC, Inc.*	140	2,869
Stratasys, Inc.*	70	2,312
Super Micro Computer, Inc.*	190	2,674
Synaptics, Inc.*	80	2,277
Xyratex Ltd.*	140	1,866

Total Computers & Peripherals		45,433

Construction & Engineering 0.8%
Argan, Inc.*	279	2,586
Comfort Systems USA, Inc.	470	5,983
Dycom Industries, Inc.*	180	2,893
EMCOR Group, Inc.*	90	2,725
Furmanite Corp.*	360	2,743
Granite Construction, Inc.	90	2,326
Great Lakes Dredge & Dock Corp.	330	2,742
Insituform Technologies, Inc. — Class A*	100	2,751
Layne Christensen Co.*	70	2,211
MasTec, Inc.*	180	2,740
Michael Baker Corp.*	80	2,429
MYR Group, Inc.*	140	3,079
Northwest Pipe Co.*	250	5,467
Orion Marine Group, Inc.*	170	1,992
Primoris Services Corp.	280	2,299
Sterling Construction Co, Inc.*	190	2,443
Tutor Perini Corp.	120	2,725

Total Construction & Engineering		50,134

Construction Materials 0.3%
Headwaters, Inc.*	1,270	6,680
Texas Industries, Inc.	140	5,562
United States Lime & Minerals, Inc.*	150	5,967

Total Construction Materials		18,209

Consumer Finance 0.3%
Advance America Cash Advance Centers, Inc.	300	1,836
Cardtronics, Inc.*	90	1,538
Cash America International, Inc.	40	1,609
CompuCredit Holdings Corp.*	220	1,329
Credit Acceptance Corp.*	30	1,697
Dollar Financial Corp.*	60	1,838
EZCORP, Inc. — Class A*	60	1,614
First Cash Financial Services, Inc.*	50	1,650
First Marblehead Corp.(The)*	787	1,731
Nelnet, Inc. — Class A	70	1,569
Netspend Holdings, Inc.*	108	1,544
World Acceptance Corp.*	30	1,685

Total Consumer Finance		19,640

Containers & Packaging 0.7%
AEP Industries, Inc.*	230	6,369
Boise, Inc.	730	6,563
Graham Packaging Co., Inc.*	450	7,843
Graphic Packaging Holding Co.*	1,440	6,840
Myers Industries, Inc.	550	5,027
Rock-Tenn Co. — Class A	100	6,675
Silgan Holdings, Inc.	170	6,346

Total Containers & Packaging		45,663

Distributors 0.1%
Audiovox Corp. — Class A*	290	2,082
Core-Mark Holding Co., Inc.*	60	2,031

Total Distributors		4,113

Diversified Consumer Services 0.7%
American Public Education, Inc.*	60	2,014
Bridgepoint Education, Inc.*	130	2,374
Cambium Learning Group, Inc.*	679	2,220
Capella Education Co.*	40	2,290
Coinstar, Inc.*	40	1,656
Corinthian Colleges, Inc.*	507	2,677
CPI Corp.	80	1,592
Grand Canyon Education, Inc.*	120	2,171
K12, Inc.*	80	2,180
Learning Tree International, Inc.	210	1,823
Lincoln Educational Services Corp.	140	2,114
Mac-Gray Corp.	180	2,651
Matthews International Corp. — Class A	60	2,126
National American University Holdings, Inc.	300	2,031
Pre-Paid Legal Services, Inc.*	40	2,634
Regis Corp.	120	2,011
Sotheby’s	50	2,015
Steiner Leisure Ltd.*	50	2,216
Stewart Enterprises, Inc. — Class A	360	2,297
Universal Technical Institute, Inc.	110	2,007

Total Diversified Consumer Services		43,099

Diversified Financial Services 0.4%
Asset Acceptance Capital Corp.*	270	1,636
Asta Funding, Inc.	210	1,612
Compass Diversified Holdings	150	2,590
Encore Capital Group, Inc.*	70	1,593
Life Partners Holdings, Inc.	100	1,032
MarketAxess Holdings, Inc.	80	1,610
Marlin Business Services Corp.*	220	2,873
Medallion Financial Corp.	180	1,409
NewStar Financial, Inc.*	170	1,647
PHH Corp.*	120	2,867
Pico Holdings, Inc.*	50	1,549
Portfolio Recovery Associates, Inc.*	20	1,443
Primus Guaranty Ltd.*	330	1,581

Total Diversified Financial Services		23,442

Diversified Telecommunication Services 3.0%
AboveNet, Inc.	40	2,382
Alaska Communications Systems Group, Inc.	1,160	10,672
Atlantic Tele-Network, Inc.	378	14,118
Cbeyond, Inc.*	940	13,771
Cincinnati Bell, Inc.*	5,227	14,897
Cogent Communications Group, Inc.*	1,080	14,731
Consolidated Communications Holdings, Inc.	719	12,762
General Communication, Inc. — Class A*	1,050	12,716
Global Crossing Ltd.*	949	12,650
IDT Corp. — Class B	480	11,054

RYDEX RUSSELL 2000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011

		Market
	Shares	Value

Iridium Communications, Inc.*	1,399	$10,744
Neutral Tandem, Inc.*	870	13,155
PAETEC Holding Corp.*	3,323	13,126
Premiere Global Services, Inc.*	1,975	12,304
Vonage Holdings Corp.*	5,673	18,608

Total Diversified Telecommunication Services		187,690

Electric Utilities 2.5%
Allete, Inc.	359	13,251
Central Vermont Public Service Corp.	609	13,075
Cleco Corp.	429	13,410
El Paso Electric Co.*	480	12,936
Empire District Electric Co.(The)	610	13,127
IDACORP, Inc.	350	13,079
MGE Energy, Inc.	310	12,617
PNM Resources, Inc.	1,059	13,799
Portland General Electric Co.	600	13,404
UIL Holdings Corp.	440	13,284
Unisource Energy Corp.	370	13,250
Unitil Corp.	569	12,518

Total Electric Utilities		157,750

Electrical Equipment 2.0%
A123 Systems, Inc.*	280	2,537
Acuity Brands, Inc.	100	5,520
Advanced Battery Technologies, Inc.*	650	2,424
American Superconductor Corp.*	80	2,182
AO Smith Corp.	60	2,569
AZZ, Inc.	70	2,806
Belden, Inc.	160	5,562
Brady Corp. — Class A	80	2,620
Broadwind Energy, Inc.*	1,279	2,353
Capstone Turbine Corp.*	7,500	8,550
Coleman Cable, Inc.*	429	2,874
Encore Wire Corp.	230	5,162
Ener1, Inc.*	580	2,233
Energy Conversion Devices, Inc.*	1,329	5,422
EnerSys*	80	2,626
Franklin Electric Co., Inc.	70	2,876
FuelCell Energy, Inc.*	4,820	8,435
Generac Holdings, Inc.*	160	2,384
GrafTech International, Ltd.*	130	2,730
GT Solar International, Inc.*	779	8,604
II-VI, Inc.*	50	2,469
LaBarge, Inc.*	150	2,094
LSI Industries, Inc.	630	4,687
Microvision, Inc.*	1,363	2,576
Polypore International, Inc.*	140	6,741
Powell Industries, Inc.*	80	3,033
PowerSecure International, Inc.*	828	6,061
Preformed Line Products Co.	50	3,055
Satcon Technology Corp.*	629	3,051
UQM Technologies, Inc.*	1,097	2,995
Vicor Corp.	150	2,209
Woodward, Inc	70	2,361

Total Electrical Equipment		121,801

Electronic Equipment, Instruments & Components 2.1%
Agilysys, Inc.*	418	2,395
Anixter International, Inc.	40	2,531
Benchmark Electronics, Inc.*	130	2,469
Brightpoint, Inc.*	250	2,269
Checkpoint Systems, Inc.*	110	2,274
Cognex Corp.	70	2,194
Coherent, Inc.*	50	2,677
Comverge, Inc.*	1,007	6,243
CPI International, Inc.*	120	2,328
CTS Corp.	210	2,381
Daktronics, Inc.	140	2,138
DDi Corp.	200	2,253
DTS, Inc.*	50	2,241
Echelon Corp.*	220	2,002
Electro Rent Corp.	160	2,362
Electro Scientific Industries, Inc.*	150	2,500
Fabrinet*	110	2,634
FARO Technologies, Inc.*	80	2,426
Gerber Scientific, Inc.*	320	2,442
Insight Enterprises, Inc.*	169	2,352
IPG Photonics Corp.*	70	2,425
L-1 Identity Solutions, Inc.*	220	2,625
Littelfuse, Inc.	50	2,564
Maxwell Technologies, Inc.*	140	2,520
Measurement Specialties, Inc.*	90	2,425
Mercury Computer Systems, Inc.*	120	2,266
Methode Electronics, Inc.	180	2,128
MTS Systems Corp.	70	2,619
Multi-Fineline Electronix, Inc.*	90	2,601
Newport Corp.*	130	2,281
OSI Systems, Inc.*	70	2,659
Park Electrochemical Corp.	80	2,437
PC Connection, Inc.*	250	2,213
Plexus Corp.*	80	2,163
Power-One, Inc.*	250	2,675
Pulse Electronics Corp.	539	2,754
Radisys Corp.*	240	2,030
Richardson Electronics, Ltd.	200	2,588
Rofin-Sinar Technologies, Inc.*	70	2,737
Rogers Corp.*	160	6,845
Sanmina-SCI Corp.*	209	3,141
Scansource, Inc.*	70	2,535
Smart Modular Technologies (WWH), Inc.*	369	2,494
Spectrum Control, Inc.*	140	1,856
SYNNEX Corp.*	70	2,337
Tessco Technologies, Inc.	150	1,728
TTM Technologies, Inc.*	160	2,544
Universal Display Corp.*	80	2,707
Viasystems Group, Inc.*	120	2,428
X-Rite, Inc.*	560	2,498
Zygo Corp.*	210	2,285

Total Electronic Equipment, Instruments & Components		131,219

Energy Equipment & Services 3.3%
Allis-Chalmers Energy, Inc.*	1,100	8,338
Basic Energy Services, Inc.*	450	8,217
Bristow Group, Inc.*	60	3,089
Cal Dive International, Inc.*	1,219	7,485
CARBO Ceramics, Inc.	70	8,061
Complete Production Services, Inc.*	230	6,426
Dawson Geophysical Co.*	220	7,438
Dril-Quip, Inc.*	80	6,170
Global Industries Ltd.*	990	7,935
Gulf Island Fabrication, Inc.	230	6,228
Gulfmark Offshore, Inc. — Class A*	80	3,076
Helix Energy Solutions Group, Inc.*	530	6,572
Hercules Offshore, Inc.*	2,369	7,841
Hornbeck Offshore Services, Inc.*	330	7,834
ION Geophysical Corp.*	870	8,274
Key Energy Services, Inc.*	600	7,986
Lufkin Industries, Inc.	120	8,006
Matrix Service Co.*	600	6,756
Natural Gas Services Group, Inc.*	390	6,965
Newpark Resources, Inc.*	1,114	6,662

RYDEX RUSSELL 2000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011

		Market
	Shares	Value

OYO Geospace Corp.*	70	$6,708
Parker Drilling Co.*	1,568	6,805
PHI, Inc.*	130	2,681
Pioneer Drilling Co.*	910	8,063
RPC, Inc.	350	6,153
Tesco Corp.*	450	6,869
TETRA Technologies, Inc.*	600	6,810
Union Drilling, Inc.*	936	6,833
Vantage Drilling Co.*	3,210	5,971
Willbros Group, Inc.*	838	10,023

Total Energy Equipment & Services		206,275

Food & Staples Retailing 3.2%
Andersons, Inc.(The)	439	17,025
Casey’s General Stores, Inc.	369	15,679
Fresh Market, Inc.(The)*	424	15,591
Ingles Markets, Inc. — Class A	760	14,721
Nash Finch Co.	399	15,030
Pantry, Inc.(The)*	846	14,103
Pricesmart, Inc.	60	2,189
Rite Aid Corp.*	16,694	21,368
Ruddick Corp.	400	13,480
Spartan Stores, Inc.	900	13,041
United Natural Foods, Inc.*	420	15,540
Village Super Market, Inc. — Class A	453	14,229
Weis Markets, Inc.	380	15,021
Winn-Dixie Stores, Inc.*	2,197	14,017

Total Food & Staples Retailing		201,034

Food Products 4.6%
B&G Foods, Inc. — Class A	1,120	15,042
Cal-Maine Foods, Inc.	460	13,046
Calavo Growers, Inc.	640	14,771
Chiquita Brands International, Inc.*	1,159	17,872
Darling International, Inc.*	200	2,710
Diamond Foods, Inc.	290	14,433
Dole Food Co., Inc.*	1,320	18,454
Fresh Del Monte Produce, Inc.	620	16,399
Griffin Land & Nurseries, Inc.	50	1,466
Hain Celestial Group, Inc.(The)*	540	14,380
J&J Snack Foods Corp.	320	13,590
Lancaster Colony Corp.	270	15,004
Limoneira Co.	591	13,298
Pilgrim’s Pride Corp.*	2,120	14,798
Sanderson Farms, Inc.	379	15,581
Seneca Foods Corp. — Class A*	609	16,930
Smart Balance, Inc.*	3,540	14,178
Snyders-Lance, Inc.	680	14,103
Synutra International, Inc.*	1,070	12,647
Tootsie Roll Industries, Inc.	540	14,936
TreeHouse Foods, Inc.*	290	13,876

Total Food Products		287,514

Gas Utilities 1.9%
Chesapeake Utilities Corp.	330	12,903
Laclede Group, Inc.(The)	360	13,680
New Jersey Resources Corp.	310	13,008
Nicor, Inc.	270	13,627
Northwest Natural Gas Co.	279	12,432
Piedmont Natural Gas Co., Inc.	449	12,599
South Jersey Industries, Inc.	250	13,060
Southwest Gas Corp.	370	13,779
WGL Holdings, Inc.	369	13,306

Total Gas Utilities		118,394

Health Care Equipment & Supplies 2.7%
Abaxis, Inc.*	80	2,108
ABIOMED, Inc.*	249	2,440
Accuray, Inc.*	369	3,159
Align Technology, Inc.*	120	2,500
Alimera Sciences, Inc.*	220	2,198
Alphatec Holdings, Inc.*	999	2,408
American Medical Systems Holdings, Inc.*	120	2,342
Analogic Corp.	50	2,553
Angiodynamics, Inc.*	150	2,429
Antares Pharma, Inc.*	1,558	2,415
Arthrocare Corp.*	70	1,959
Atrion Corp.	10	1,677
Cantel Medical Corp.	100	2,129
Cerus Corp.*	1,052	3,472
Conceptus, Inc.*	170	2,296
CONMED Corp.*	90	2,350
CryoLife, Inc.*	429	2,175
Cutera, Inc.*	289	2,364
Cyberonics, Inc.*	80	2,620
Cynosure, Inc. — Class A*	210	2,292
Delcath Systems, Inc.*	220	2,081
DexCom, Inc.*	180	2,539
DynaVox, Inc. — Class A*	565	2,966
Endologix, Inc.*	350	2,041
Exactech, Inc.*	120	2,003
Greatbatch, Inc.*	100	2,355
Haemonetics Corp.*	40	2,374
Hansen Medical, Inc.*	1,607	2,587
HeartWare International, Inc.*	30	2,790
ICU Medical, Inc.*	60	2,344
Immucor, Inc.*	120	2,372
Insulet Corp.*	160	2,725
Integra LifeSciences Holdings Corp.*	50	2,319
Invacare Corp.	80	2,211
IRIS International, Inc.*	230	2,275
Kensey Nash Corp.*	80	1,936
MAKO Surgical Corp.*	150	2,328
Masimo Corp.	70	2,098
Medical Action Industries, Inc.*	279	2,260
Mela Sciences, Inc.*	724	1,955
Meridian Bioscience, Inc.	100	2,194
Merit Medical Systems, Inc.*	150	2,215
Natus Medical, Inc.*	150	2,259
Neogen Corp.*	60	2,158
NuVasive, Inc.*	99	2,767
NxStage Medical, Inc.*	100	2,404
OraSure Technologies, Inc.*	430	2,782
Orthofix International NV*	80	2,288
Orthovita, Inc.*	1,156	2,376
Palomar Medical Technologies, Inc.*	180	2,675
Quidel Corp.*	170	2,309
Rochester Medical Corp.*	200	2,137
RTI Biologics, Inc.*	849	2,275
Sirona Dental Systems, Inc.*	60	2,629
Solta Medical, Inc.*	770	2,117
SonoSite, Inc.*	70	2,349
Spectranetics Corp.*	459	2,111
Staar Surgical Co.*	410	2,142
Stereotaxis, Inc.*	648	2,177
STERIS Corp.	60	2,089
SurModics, Inc.*	219	2,584
Symmetry Medical, Inc.*	249	2,383
Syneron Medical Ltd.*	220	2,336
Synovis Life Technologies, Inc.*	140	2,098
TomoTherapy, Inc.*	659	2,201
Unilife Corp.*	429	2,081
Vascular Solutions, Inc.*	200	2,116
Volcano Corp.*	80	2,101

RYDEX RUSSELL 2000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011

		Market
	Shares	Value

West Pharmaceutical Services, Inc.	60	$2,399
Wright Medical Group, Inc.*	150	2,229
Young Innovations, Inc.	70	2,101
Zoll Medical Corp.*	60	2,481

Total Health Care Equipment & Supplies		168,008

Health Care Providers & Services 2.4%
Accretive Health, Inc.*	170	3,084
Air Methods Corp.*	40	2,050
Alliance Imaging, Inc.*	657	2,753
Allied Healthcare International, Inc.*	889	2,151
Almost Family, Inc.*	70	2,337
Amedisys, Inc.*	80	2,727
America Service Group, Inc.	160	2,699
American Dental Partners, Inc.*	180	2,288
AMERIGROUP Corp.*	50	2,619
AMN Healthcare Services, Inc.*	390	2,262
Amsurg Corp.*	110	2,318
Assisted Living Concepts, Inc. — Class A*	70	2,304
Bio-Reference Labs, Inc.*	110	2,540
BioScrip, Inc.*	459	2,378
Capital Senior Living Corp.*	340	2,322
CardioNet, Inc.*	529	2,301
Catalyst Health Solutions, Inc.*	50	2,170
Centene Corp.*	100	2,772
Chemed Corp.	40	2,489
Chindex International, Inc.*	130	2,033
Continucare Corp.*	460	1,872
CorVel Corp.*	50	2,524
Cross Country Healthcare, Inc.*	290	2,088
Emeritus Corp.*	110	2,101
Ensign Group, Inc.(The)	100	2,416
ExamWorks Group, Inc.*	118	2,582
Five Star Quality Care, Inc.*	330	2,066
Genoptix, Inc.*	110	2,746
Gentiva Health Services, Inc.*	100	2,302
Hanger Orthopedic Group, Inc.*	110	2,261
Healthsouth Corp.*	120	2,714
Healthspring, Inc.*	80	2,431
Healthways, Inc.*	219	2,621
HMS Holdings Corp.*	40	2,574
IPC The Hospitalist Co., Inc.*	60	2,228
Kindred Healthcare, Inc.*	140	2,619
Landauer, Inc.	40	2,322
LCA-Vision, Inc.*	439	2,972
LHC Group, Inc.*	90	2,394
Magellan Health Services, Inc.*	50	2,421
MedCath Corp.*	170	2,276
Metropolitan Health Networks, Inc.*	500	2,290
Molina Healthcare, Inc.*	90	2,759
MWI Veterinary Supply, Inc.*	40	2,486
National Healthcare Corp.	50	2,214
National Research Corp.	70	2,107
Owens & Minor, Inc.	80	2,362
PDI, Inc.*	240	1,938
PharMerica Corp.*	210	2,375
Providence Service Corp.(The)*	140	1,992
PSS World Medical, Inc.*	110	2,621
RehabCare Group, Inc.*	110	2,702
Rural/Metro Corp.*	170	2,370
Select Medical Holdings Corp.*	339	2,285
Skilled Healthcare Group, Inc. — Class A*	330	3,544
Sun Healthcare Group, Inc.*	188	2,349
Sunrise Senior Living, Inc.*	430	3,440
Team Health Holdings, Inc.*	150	2,319
Triple-S Management Corp. — Class B*	120	2,215
Universal American Corp.	150	3,029
US Physical Therapy, Inc.*	120	2,280
WellCare Health Plans, Inc.*	80	2,392

Total Health Care Providers & Services		151,196

Health Care Technology 0.4%
athenahealth, Inc.*	50	2,147
Computer Programs & Systems, Inc.	50	2,595
MedAssets, Inc.*	120	2,356
Medidata Solutions, Inc.*	110	2,745
MedQuist, Inc.	260	2,423
Merge Healthcare, Inc.*	630	2,696
Omnicell, Inc.*	170	2,369
Quality Systems, Inc.	30	2,395
Transcend Services, Inc.*	130	2,396
Vital Images, Inc.*	170	2,259

Total Health Care Technology		24,381

Hotels, Restaurants & Leisure 1.9%
AFC Enterprises, Inc.*	150	2,235
Ambassadors Group, Inc.	200	2,208
Ameristar Casinos, Inc.	130	1,997
Biglari Holdings, Inc.*	10	4,300
BJ’s Restaurants, Inc.*	60	2,120
Bluegreen Corp.*	818	2,863
Bob Evans Farms, Inc.	70	2,204
Boyd Gaming Corp.*	230	2,493
Bravo Brio Restaurant Group, Inc.*	108	1,760
Buffalo Wild Wings, Inc.*	50	2,188
California Pizza Kitchen, Inc.*	130	2,081
Caribou Coffee Co., Inc.*	200	1,804
Carrols Restaurant Group, Inc.*	310	2,170
CEC Entertainment, Inc.*	60	2,217
Cheesecake Factory, Inc.(The)*	70	2,066
Churchill Downs, Inc.	50	2,071
Cracker Barrel Old Country Store, Inc.	40	2,059
Denny’s Corp.*	620	2,344
DineEquity, Inc.*	40	2,063
Domino’s Pizza, Inc.*	150	2,460
Einstein Noah Restaurant Group, Inc.*	170	2,642
Gaylord Entertainment Co.*	70	2,334
Interval Leisure Group, Inc.*	130	2,037
Isle of Capri Casinos, Inc.*	220	2,072
Jack in the Box, Inc.*	110	2,413
Jamba, Inc.*	1,038	2,273
Krispy Kreme Doughnuts, Inc.*	290	1,900
Life Time Fitness, Inc.*	50	1,994
Marcus Corp.	160	1,896
McCormick & Schmick’s Seafood Restaurants, Inc.*	250	2,250
Monarch Casino & Resort, Inc.*	180	1,951
Morgans Hotel Group Co.*	240	2,168
Multimedia Games, Inc.*	440	2,345
O’Charleys, Inc.*	309	2,138
Orient-Express Hotels Ltd. — Class A*	190	2,310
P.F. Chang’s China Bistro, Inc.	40	1,842
Papa John’s International, Inc.*	90	2,583
Peet’s Coffee & Tea, Inc.*	380	14,501
Pinnacle Entertainment, Inc.*	160	2,413
Red Lion Hotels Corp.*	270	2,071
Red Robin Gourmet Burgers, Inc.*	110	2,270
Ruby Tuesday, Inc.*	170	2,292
Ruth’s Hospitality Group Inc*	460	2,144
Scientific Games Corp. — Class A*	239	2,466
Shuffle Master, Inc.*	200	2,067
Sonic Corp.*	230	2,206
Speedway Motorsports, Inc.	140	2,027

RYDEX RUSSELL 2000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011

		Market
	Shares	Value

Texas Roadhouse, Inc.*	130	$2,161
Vail Resorts, Inc.*	40	1,922

Total Hotels, Restaurants & Leisure		121,391

Household Durables 0.9%
American Greetings Corp. — Class A	100	2,173
Beazer Homes USA, Inc.*	470	2,514
Blyth, Inc.	60	2,017
Brookfield Homes Corp.*	220	3,106
Cavco Industries, Inc.*	60	2,471
CSS Industries, Inc.	110	2,020
Ethan Allen Interiors, Inc.	110	2,464
Furniture Brands International, Inc.*	468	2,106
Helen of Troy Ltd.*	80	2,246
Hooker Furniture Corp.	170	2,280
Hovnanian Enterprises, Inc. — Class A*	539	2,382
iRobot Corp.*	100	2,700
Kid Brands, Inc.*	240	2,186
La-Z-Boy, Inc.*	269	2,238
Libbey, Inc.*	150	2,291
Lifetime Brands, Inc.*	160	1,941
M/I Homes, Inc.*	170	2,492
Meritage Homes Corp.*	110	2,526
Ryland Group, Inc.	140	2,492
Sealy Corp.*	770	2,041
Skyline Corp.	90	1,808
Standard Pacific Corp.*	579	2,548
Universal Electronics, Inc.*	80	2,106

Total Household Durables		53,148

Household Products 0.6%
Central Garden & Pet Co. — Class A*	220	2,086
Oil-Dri Corp. of America	269	5,132
Spectrum Brands Holdings, Inc.*	490	16,062
WD-40 Co.	380	14,961

Total Household Products		38,241

Independent Power Producers & Energy Traders 0.2%
Dynegy, Inc.*	2,394	15,058

Total Independent Power Producers & Energy Traders		15,058

Industrial Conglomerates 0.7%
Otter Tail Corp.	590	13,375
Raven Industries, Inc.	60	2,835
Seaboard Corp.	10	20,020
Standex International Corp.	80	2,668
Tredegar Corp.	290	5,426
United Capital Corp.*	50	1,380

Total Industrial Conglomerates		45,704

Insurance 1.3%
Alterra Capital Holdings Ltd.	70	1,509
American Equity Investment Life Holding Co.	120	1,522
American Safety Insurance Holdings Ltd.*	70	1,404
AMERISAFE, Inc.*	90	1,603
Amtrust Financial Services, Inc.	90	1,666
Argo Group International Holdings Ltd.	40	1,425
Baldwin & Lyons, Inc. — Class B	60	1,348
Citizens, Inc.*	210	1,497
CNA Surety Corp.*	70	1,682
CNO Financial Group, Inc.*	240	1,519
Crawford & Co. — Class B*	510	1,892
Delphi Financial Group, Inc. — Class A	60	1,727
Donegal Group, Inc. — Class A	100	1,295
eHealth, Inc.*	100	1,210
EMC Insurance Group, Inc.	70	1,573
Employers Holdings, Inc.	90	1,511
Enstar Group Ltd.*	20	1,655
FBL Financial Group, Inc. — Class A	50	1,391
First American Financial Corp.	110	1,706
First Mercury Financial Corp.	100	1,645
Flagstone Reinsurance Holdings SA	130	1,594
FPIC Insurance Group, Inc.*	40	1,430
Gerova Financial Group Ltd.*	60	1,260
Global Indemnity PLC*	80	1,593
Greenlight Capital Re, Ltd. — Class A*	60	1,696
Hallmark Financial Services*	180	1,528
Harleysville Group, Inc.	40	1,413
Hilltop Holdings, Inc.*	160	1,570
Horace Mann Educators Corp.	90	1,555
Infinity Property & Casualty Corp.	30	1,792
Kansas City Life Insurance Co.	50	1,578
Maiden Holdings Ltd.	200	1,600
Meadowbrook Insurance Group, Inc.	160	1,518
Montpelier Re Holdings Ltd.	80	1,588
National Financial Partners Corp.*	120	1,522
National Interstate Corp.	70	1,471
National Western Life Insurance Co. — Class A	10	1,730
Navigators Group, Inc.(The)*	30	1,468
Phoenix Cos., Inc.*	670	1,715
Platinum Underwriters Holdings Ltd.	40	1,768
Presidential Life Corp.	160	1,517
Primerica, Inc.	70	1,694
ProAssurance Corp.*	30	1,760
RLI Corp.	30	1,616
Safety Insurance Group, Inc.	30	1,428
SeaBright Holdings, Inc.	170	1,651
Selective Insurance Group, Inc.	90	1,600
State Auto Financial Corp.	90	1,373
Stewart Information Services Corp.	140	1,597
Tower Group, Inc.	60	1,562
United Fire & Casualty Co.	70	1,403
Universal Insurance Holdings, Inc.	320	1,735

Total Insurance		81,105

Internet & Catalog Retail 0.5%
1-800-FLOWERS.COM, Inc. — Class A*	910	2,493
Blue Nile, Inc.*	40	2,274
Gaiam, Inc. — Class A	290	2,213
HSN, Inc.*	80	2,253
NutriSystem, Inc.	110	2,086
Orbitz Worldwide, Inc.*	379	1,944
Overstock.com, Inc.*	140	2,089
PetMed Express, Inc.	849	12,811
Shutterfly, Inc.*	70	2,330
US Auto Parts Network, Inc.*	250	2,075
Vitacost.com, Inc.*	328	164

Total Internet & Catalog Retail		32,732

Internet Software & Services 1.9%
Ancestry.com, Inc.*	80	2,848
Archipelago Learning, Inc.*	259	2,688
comScore, Inc.*	100	2,396
Constant Contact, Inc.*	80	2,239
DealerTrack Holdings, Inc.*	110	2,174
Dice Holdings, Inc.*	190	2,481
Digital River, Inc.*	60	1,904
EarthLink, Inc.	249	2,124
Envestnet, Inc.*	150	2,138
GSI Commerce, Inc.*	100	2,304
InfoSpace, Inc.*	279	2,282
Internap Network Services Corp.*	390	2,843
Internet Capital Group, Inc.*	170	2,071

RYDEX RUSSELL 2000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011

		Market
	Shares	Value

IntraLinks Holdings, Inc.*	120	$2,429
j2 Global Communications, Inc.*	440	12,144
Keynote Systems, Inc.	160	2,789
KIT Digital, Inc.*	150	2,067
Knot, Inc.(The)*	220	2,438
Limelight Networks, Inc.*	340	2,120
Liquidity Services, Inc.*	170	2,426
LivePerson, Inc.*	220	2,413
Local.com Corp.*	400	1,624
LogMeIn, Inc.*	50	1,927
LoopNet, Inc.*	229	2,352
Marchex, Inc. — Class B	260	2,475
Mediamind Technologies, Inc.*	170	2,572
ModusLink Global Solutions, Inc.*	320	1,962
Move, Inc.*	790	1,778
NIC, Inc.	250	2,557
OpenTable, Inc.*	30	2,359
Openwave Systems, Inc.*	980	1,989
Perficient, Inc.*	190	2,221
QuinStreet, Inc.*	110	2,476
Rackspace Hosting, Inc.*	70	2,346
RealNetworks, Inc.*	570	2,143
RightNow Technologies, Inc.*	90	2,334
Saba Software, Inc.*	360	2,344
SAVVIS, Inc.*	90	2,769
SPS Commerce, Inc.*	150	2,381
Stamps.com, Inc.	160	2,035
support.com, Inc.*	330	1,828
TechTarget, Inc.*	330	2,426
Terremark Worldwide, Inc.*	180	3,409
Travelzoo, Inc.*	60	2,820
United Online, Inc.	340	2,404
ValueClick, Inc.*	140	1,961
Vocus, Inc.*	80	2,074
Zix Corp.*	550	2,475

Total Internet Software & Services		121,359

IT Services 1.1%
Acxiom Corp.*	130	2,240
CACI International, Inc. — Class A*	40	2,220
Cass Information Systems, Inc.	40	1,450
Ciber, Inc.*	600	2,736
Computer Task Group, Inc.*	210	2,484
CSG Systems International, Inc.*	120	2,334
Echo Global Logistics, Inc.*	209	2,428
Euronet Worldwide, Inc.*	90	1,646
ExlService Holdings, Inc.*	120	2,287
Forrester Research, Inc.	80	2,851
Global Cash Access Holdings, Inc.*	537	1,638
Hackett Group, Inc.(The)*	737	2,572
Heartland Payment Systems, Inc.	100	1,580
iGate Corp.	110	1,694
Integral Systems, Inc.*	240	2,926
Jack Henry & Associates, Inc.	50	1,478
Lionbridge Technologies, Inc.*	608	2,335
Mantech International Corp. — Class A*	60	2,412
MAXIMUS, Inc.	40	2,714
MoneyGram International, Inc.*	570	1,408
NCI, Inc. — Class A*	100	2,100
Online Resources Corp.*	340	2,285
Sapient Corp.	180	2,151
SRA International, Inc. — Class A*	110	2,935
Syntel, Inc.	50	2,788
TeleTech Holdings, Inc.*	120	2,569
Tier Technologies, Inc.*	429	2,484
TNS, Inc.*	110	1,945
Unisys Corp.*	90	2,550
VeriFone Systems, Inc.*	50	1,997
Virtusa Corp.*	150	2,415
Wright Express Corp.*	40	1,893

Total IT Services		71,545

Leisure Equipment & Products 0.5%
Arctic Cat, Inc.*	140	2,243
Brunswick Corp.	130	2,590
Callaway Golf Co.	280	2,058
Eastman Kodak Co.*	430	1,574
Jakks Pacific, Inc.*	110	1,902
Johnson Outdoors, Inc. — Class A*	180	2,739
Leapfrog Enterprises, Inc.*	370	1,428
Marine Products Corp.*	359	2,585
Polaris Industries, Inc.	30	2,308
Pool Corp.	100	2,438
RC2 Corp.*	100	2,032
Smith & Wesson Holding Corp.*	599	2,126
Steinway Musical Instruments, Inc.*	120	2,293
Sturm Ruger & Co., Inc.	140	2,087
Summer Infant, Inc.*	299	2,280

Total Leisure Equipment & Products		32,683

Life Sciences Tools & Services 0.6%
Accelrys, Inc.*	270	2,219
Affymetrix, Inc.*	509	2,469
Albany Molecular Research, Inc.*	428	2,136
Bruker Corp.*	130	2,275
Caliper Life Sciences, Inc.*	370	2,383
Cambrex Corp.*	440	2,006
Complete Genomics, Inc.*	325	2,463
Dionex Corp.*	20	2,360
Enzo Biochem, Inc.*	450	2,232
eResearchTechnology, Inc.*	349	2,244
Furiex Pharmaceuticals, Inc.*	180	3,006
Kendle International, Inc.*	250	2,840
Luminex Corp.*	120	2,038
Pacific Biosciences of California, Inc.*	167	2,638
PAREXEL International Corp.*	120	2,785
Pure Bioscience*	880	1,769
Sequenom, Inc.*	349	2,391

Total Life Sciences Tools & Services		40,254

Machinery 2.7%
3D Systems Corp.*	80	2,283
Actuant Corp. — Class A	90	2,496
Alamo Group, Inc.	100	2,595
Albany International Corp. — Class A	110	2,480
Altra Holdings, Inc.*	140	2,927
American Railcar Industries, Inc.*	120	2,276
Ampco-Pittsburgh Corp.	200	4,982
Astec Industries, Inc.*	80	2,408
Badger Meter, Inc.	60	2,459
Barnes Group, Inc.	130	2,577
Blount International, Inc.*	160	2,402
Briggs & Stratton Corp.	130	2,596
Cascade Corp.	60	2,824
Chart Industries, Inc.*	80	2,906
CIRCOR International, Inc.	60	2,423
CLARCOR, Inc.	130	5,613
Colfax Corp.*	140	2,610
Columbus McKinnon Corp.*	130	2,193
Commercial Vehicle Group, Inc.*	150	2,421
Douglas Dynamics, Inc.	170	2,479
Dynamic Materials Corp.	310	6,122
Energy Recovery, Inc.*	669	2,288

RYDEX RUSSELL 2000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011

		Market
	Shares	Value

EnPro Industries, Inc.*	60	$2,491
ESCO Technologies, Inc.	70	2,540
Federal Signal Corp.	400	2,784
Flow International Corp.*	660	2,475
Force Protection, Inc.*	479	2,654
FreightCar America, Inc.	90	2,567
Gorman-Rupp Co.(The)	70	2,225
Graham Corp.	140	3,248
Greenbrier Cos., Inc.*	120	2,840
John Bean Technologies Corp.	130	2,347
Kadant, Inc.*	110	2,328
Kaydon Corp.	150	5,806
LB Foster Co. — Class A*	150	5,962
Lindsay Corp.	40	2,603
Lydall, Inc.*	310	2,480
Met-Pro Corp.	220	2,387
Middleby Corp.*	30	2,454
Miller Industries, Inc.	160	2,442
Mueller Industries, Inc.	180	5,886
Mueller Water Products, Inc. — Class A	1,470	5,880
NACCO Industries, Inc. — Class A	20	2,005
Nordson Corp.	30	2,769
PMFG, Inc.*	169	2,768
RBC Bearings, Inc.*	160	5,563
Robbins & Myers, Inc.	70	2,907
Sauer-Danfoss, Inc.*	80	2,292
Sun Hydraulics Corp.	70	2,610
Tecumseh Products Co. — Class A*	190	2,295
Tennant Co.	70	2,824
Titan International, Inc.	140	2,660
Trimas Corp.*	110	2,094
Twin Disc, Inc.	100	3,257
Wabash National Corp.*	210	2,386
Watts Water Technologies, Inc. — Class A	70	2,518
Xerium Technologies, Inc.*	180	3,555

Total Machinery		171,262

Marine 0.2%
Baltic Trading Ltd.	230	1,907
Eagle Bulk Shipping, Inc.*	499	2,041
Excel Maritime Carriers Ltd.*	439	1,989
Genco Shipping & Trading Ltd.*	170	1,965
Horizon Lines, Inc. — Class A	609	3,014
International Shipholding Corp.	100	2,506
Ultrapetrol Bahamas Ltd.*	330	1,732

Total Marine		15,154

Media 1.5%
AH Belo Corp. — ClassA*	260	2,109
Arbitron, Inc.	60	2,501
Ascent Media Corp. — Series A*	60	2,282
Ballantyne Strong, Inc.*	339	2,549
Belo Corp. — Class A*	330	2,224
Carmike Cinemas, Inc.*	259	1,694
Cinemark Holdings, Inc.	120	2,034
CKX, Inc.*	548	1,743
Crown Media Holdings, Inc. — Class A*	830	1,992
Cumulus Media, Inc. — Class A*	620	2,368
Dex One Corp.*	288	1,584
E.W. Scripps Co.(The)*	220	1,998
Entercom Communications Corp. — Class A*	230	2,254
Entravision Communications Corp. — Class A*	900	1,944
Fisher Communications, Inc.*	100	2,414
Global Sources Ltd.*	250	2,473
Gray Television, Inc.*	1,128	2,233
Harte-Hanks, Inc.	170	2,120
Journal Communications, Inc. — Class A*	460	2,208
Knology, Inc.*	140	2,048
Lee Enterprises, Inc.*	917	2,641
LIN TV Corp. — Class A*	440	2,121
Lions Gate Entertainment Corp.*	339	2,102
Live Nation Entertainment, Inc.*	190	1,976
LodgeNet Interactive Corp.*	570	1,961
Martha Stewart Living Omnimedia — Class A*	469	1,815
McClatchy Co.(The) — Class A*	500	2,550
Media General, Inc. — Class A*	387	1,943
Mediacom Communications Corp. — Class A*	260	2,279
National CineMedia, Inc.	110	1,940
Nexstar Broadcasting Group, Inc. — Class A*	370	1,817
Outdoor Channel Holdings, Inc.*	320	2,560
Playboy Enterprises, Inc. — Class B*	449	2,757
PRIMEDIA, Inc.	440	2,319
ReachLocal, Inc.*	130	2,834
Rentrak Corp.*	80	2,196
Scholastic Corp.	70	2,081
Sinclair Broadcast Group, Inc. — Class A	270	2,368
SuperMedia, Inc.*	259	1,841
Valassis Communications, Inc.*	60	1,820
Warner Music Group Corp.*	400	2,092
Westwood One, Inc.*	240	1,910
World Wrestling Entertainment, Inc. — Class A	150	1,808

Total Media		92,503

Metals & Mining 2.4%
Allied Nevada Gold Corp.*	220	5,817
AM Castle & Co.*	150	2,353
AMCOL International Corp.	190	5,685
Brush Engineered Materials, Inc.*	150	5,247
Capital Gold Corp.*	1,148	5,499
Century Aluminum Co.*	370	5,502
Coeur d’Alene Mines Corp.*	210	4,910
General Moly, Inc.*	1,080	5,497
Globe Specialty Metals, Inc.	330	6,059
Golden Star Resources Ltd.*	1,276	4,708
Haynes International, Inc.	140	6,821
Hecla Mining Co.*	530	4,770
Horsehead Holding Corp.*	470	5,974
Jaguar Mining, Inc.*	819	4,881
Kaiser Aluminum Corp.	120	5,725
Metals USA Holdings Corp.*	420	6,384
Molycorp, Inc.*	170	7,958
Noranda Aluminum Holding Corp.*	500	7,395
Olympic Steel, Inc.	230	6,295
RTI International Metals, Inc.*	209	6,038
Stillwater Mining Co.*	270	5,854
Thompson Creek Metals Co, Inc.*	430	5,822
Universal Stainless & Alloy*	180	5,760
US Energy Corp. Wyoming*	1,050	6,363
US Gold Corp.*	790	5,056
Worthington Industries, Inc.	330	6,270

Total Metals & Mining		148,643

Multi-Utilities 0.8%
Avista Corp.	590	13,364
Black Hills Corp.	429	13,303
CH Energy Group, Inc.	270	13,125
NorthWestern Corp.	459	12,962

Total Multi-Utilities		52,754

RYDEX RUSSELL 2000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011

		Market
	Shares	Value

Multiline Retail 0.3%
99 Cents Only Stores*	139	$2,071
Bon-Ton Stores, Inc.(The)*	170	1,885
Dillard’s, Inc. — Class A	60	2,383
Fred’s, Inc. — Class A	160	2,149
Gordmans Stores, Inc.*	130	1,941
Retail Ventures, Inc.*	140	2,111
Saks, Inc.*	190	2,227
Tuesday Morning Corp.*	410	2,030

Total Multiline Retail		16,797

Oil, Gas & Consumable Fuels 7.8%
Abraxas Petroleum Corp.*	1,710	8,191
Amyris, Inc.*	305	9,626
Apco Oil and Gas International, Inc.	140	8,715
Approach Resources, Inc.*	340	9,068
ATP Oil & Gas Corp.*	440	7,462
Berry Petroleum Co. — Class A	160	7,467
Bill Barrett Corp.*	180	7,376
BPZ Resources, Inc.*	1,679	9,654
Brigham Exploration Co.*	260	7,699
Callon Petroleum Co.*	1,150	10,016
CAMAC Energy, Inc.*	2,433	4,355
Carrizo Oil & Gas, Inc.*	240	8,124
Cheniere Energy, Inc.*	1,270	9,284
Clayton Williams Energy, Inc.*	90	7,978
Clean Energy Fuels Corp.*	489	5,804
Cloud Peak Energy, Inc.*	330	7,514
Contango Oil & Gas Co.*	120	6,960
Crosstex Energy, Inc.	770	6,514
CVR Energy, Inc.*	520	9,006
Delta Petroleum Corp.*	8,293	6,004
DHT Holdings, Inc.	579	2,947
Endeavour International Corp.*	620	7,738
Energy Partners Ltd.*	490	7,884
Energy XXI (Bermuda) Ltd.*	260	7,491
FX Energy, Inc.*	1,120	10,192
Gastar Exploration Ltd.*	1,638	6,896
General Maritime Corp.	765	2,341
Georesources, Inc.*	320	8,845
GMX Resources, Inc.*	1,290	6,734
Golar LNG Ltd.	460	8,027
Goodrich Petroleum Corp.*	400	8,488
Green Plains Renewable Energy, Inc.*	609	6,790
Gulfport Energy Corp.*	330	7,900
Harvest Natural Resources, Inc.*	570	6,338
Houston American Energy Corp.	400	6,252
International Coal Group, Inc.*	970	8,972
James River Coal Co.*	300	6,746
Knightsbridge Tankers Ltd.	120	2,882
Kodiak Oil & Gas Corp.*	1,110	7,049
L&L Energy, Inc.*	610	5,185
Magnum Hunter Resources Corp.*	1,150	8,096
McMoRan Exploration Co.*	449	7,027
Nordic American Tanker Shipping Ltd.	100	2,445
Northern Oil and Gas, Inc.*	280	7,720
Oasis Petroleum, Inc.*	270	8,632
Overseas Shipholding Group, Inc.	70	2,327
Panhandle Oil and Gas, Inc. — Class A	270	7,222
Patriot Coal Corp.*	410	10,730
Penn Virginia Corp.	390	6,778
Petroleum Development Corp.*	180	8,192
Petroquest Energy, Inc.*	890	6,978
Rentech, Inc.*	4,320	5,314
Resolute Energy Corp.*	490	8,869
Rex Energy Corp.*	529	6,367
Rosetta Resources, Inc.*	190	7,590
Scorpio Tankers, Inc.*	249	2,443
Ship Finance International Ltd.	120	2,401
Stone Energy Corp.*	310	7,208
Swift Energy Co.*	170	7,252
Syntroleum Corp.*	3,645	5,613
Teekay Tankers Ltd. — Class A	219	2,617
TransAtlantic Petroleum Ltd.*	2,030	5,826
Uranium Energy Corp.*	1,040	5,439
USEC, Inc.*	1,190	6,605
Vaalco Energy, Inc.*	960	6,989
Venoco, Inc.*	379	7,906
W&T Offshore, Inc.	400	8,140
Warren Resources, Inc.*	1,530	8,537
Western Refining, Inc.*	740	9,013
World Fuel Services Corp.	210	7,883

Total Oil, Gas & Consumable Fuels		490,673

Paper & Forest Products 0.9%
Buckeye Technologies, Inc.	280	7,045
Clearwater Paper Corp.*	70	5,535
Deltic Timber Corp.	100	5,999
KapStone Paper and Packaging Corp.*	390	6,642
Louisiana-Pacific Corp.*	620	6,225
Neenah Paper, Inc.	300	5,778
PH Glatfelter Co.	459	5,522
Schweitzer-Mauduit International, Inc.	100	5,996
Wausau Paper Corp.	708	6,067

Total Paper & Forest Products		54,809

Personal Products 0.6%
Elizabeth Arden, Inc.*	100	2,559
Inter Parfums, Inc.	110	1,962
Medifast, Inc.*	530	12,678
Nu Skin Enterprises, Inc. — Class A	70	2,106
Prestige Brands Holdings, Inc.*	200	2,208
Revlon, Inc. — Class A*	219	2,133
USANA Health Sciences, Inc.*	350	13,272

Total Personal Products		36,918

Pharmaceuticals 1.5%
Aegerion Pharmaceuticals, Inc.*	187	2,225
Akorn, Inc.*	440	2,200
Alexza Pharmaceuticals, Inc.*	2,256	3,204
Aoxing Pharmaceutical Co, Inc.*	788	1,694
Ardea Biosciences, Inc.*	100	2,652
Auxilium Pharmaceuticals, Inc.*	110	2,496
AVANIR Pharmaceuticals, Inc. — Class A*	610	2,470
BioMimetic Therapeutics, Inc.*	200	2,594
BMP Sunstone Corp.*	230	2,286
Cadence Pharmaceuticals, Inc.*	289	2,244
Caraco Pharmaceutical Laboratories, Ltd.*	459	2,171
Corcept Therapeutics, Inc.*	560	2,268
Cornerstone Therapeutics, Inc.*	388	2,258
Cumberland Pharmaceuticals, Inc.*	320	1,984
Depomed, Inc.*	410	3,436
Durect Corp.*	720	2,246
Eurand NV*	200	2,390
Hi-Tech Pharmacal Co., Inc.*	90	2,054
Impax Laboratories, Inc.*	120	2,786
Inspire Pharmaceuticals, Inc.*	320	1,264
Jazz Pharmaceuticals, Inc.*	130	2,907
Lannett Co., Inc.*	470	2,458
MAP Pharmaceuticals, Inc.*	160	2,460
Medicines Co.(The)*	160	2,509
Medicis Pharmaceutical Corp. — Class A	80	2,034
Nektar Therapeutics*	179	2,007

RYDEX RUSSELL 2000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011

		Market
	Shares	Value

Neostem, Inc.*	1,571	$2,247
Obagi Medical Products, Inc.*	200	2,124
Optimer Pharmaceuticals, Inc.*	210	2,310
Pain Therapeutics, Inc.*	350	2,167
Par Pharmaceutical Cos., Inc.*	60	2,143
Pozen, Inc.*	320	1,936
Questcor Pharmaceuticals, Inc.*	150	2,319
Salix Pharmaceuticals Ltd.*	50	2,049
Santarus, Inc.*	779	2,543
Somaxon Pharmaceuticals, Inc.*	796	2,404
Sucampo Pharmaceuticals, Inc. — Class A*	629	2,717
SuperGen, Inc.*	830	2,498
ViroPharma, Inc.*	140	2,296
Vivus, Inc.*	250	2,238
XenoPort, Inc.*	310	2,443

Total Pharmaceuticals		95,731

Professional Services 1.1%
Acacia Research — Acacia Technologies*	90	2,196
Administaff, Inc.	90	2,549
Advisory Board Co.(The)*	50	2,473
Barrett Business Services, Inc.	160	2,355
CBIZ, Inc.*	400	2,788
CDI Corp.	130	2,088
Corporate Executive Board Co.(The)	70	2,720
CoStar Group, Inc.*	50	2,814
CRA International, Inc.*	120	2,914
Dolan Co.(The)*	150	2,056
Exponent, Inc.*	70	2,570
Franklin Covey Co.*	240	1,879
GP Strategies Corp.*	240	2,374
Heidrick & Struggles International, Inc.	90	2,411
Hill International, Inc.*	430	2,795
Huron Consulting Group, Inc.*	100	2,561
ICF International, Inc.*	100	2,410
Kelly Services, Inc. — Class A*	130	2,558
Kforce, Inc.*	160	2,861
Korn/Ferry International*	110	2,574
Mistras Group, Inc.*	210	3,001
Navigant Consulting, Inc.*	269	2,741
On Assignment, Inc.*	300	2,370
Resources Connection, Inc.	140	2,806
School Specialty, Inc.*	180	2,349
SFN Group, Inc.*	260	2,517
TrueBlue, Inc.*	140	2,388
VSE Corp.	80	2,393

Total Professional Services		70,511

Real Estate Investment Trusts (REITs) 2.6%
Acadia Realty Trust	90	1,663
Agree Realty Corp.	60	1,395
American Campus Communities, Inc.	50	1,617
American Capital Agency Corp.	50	1,435
Anworth Mortgage Asset Corp.	220	1,511
Apollo Commercial Real Estate Finance, Inc.	100	1,643
Ashford Hospitality Trust, Inc.*	170	1,658
Associated Estates Realty Corp.	110	1,629
BioMed Realty Trust, Inc.	90	1,607
Campus Crest Communities, Inc.	128	1,690
CapLease, Inc.	270	1,490
Capstead Mortgage Corp.	130	1,652
CBL & Associates Properties, Inc.	90	1,535
Cedar Shopping Centers, Inc.	250	1,513
Chatham Lodging Trust	90	1,489
Chesapeake Lodging Trust	80	1,464
Cogdell Spencer, Inc.	259	1,567
Colonial Properties Trust	90	1,727
Colony Financial, Inc.	80	1,616
Coresite Realty Corp.	118	1,696
Cousins Properties, Inc.	200	1,704
CreXus Investment Corp.	120	1,609
Cypress Sharpridge Investments, Inc.	130	1,696
DCT Industrial Trust, Inc.	310	1,717
DiamondRock Hospitality Co.*	150	1,819
DuPont Fabros Technology, Inc.	70	1,604
Dynex Capital, Inc.	150	1,602
EastGroup Properties, Inc.	40	1,744
Education Realty Trust, Inc.	210	1,638
Entertainment Properties Trust	30	1,381
Equity Lifestyle Properties, Inc.	30	1,706
Equity One, Inc.	90	1,678
Excel Trust, Inc.	130	1,661
Extra Space Storage, Inc.	90	1,731
FelCor Lodging Trust, Inc.*	240	1,687
First Industrial Realty Trust, Inc.*	200	2,044
First Potomac Realty Trust	100	1,610
Franklin Street Properties Corp.	120	1,799
Getty Realty Corp.	50	1,452
Gladstone Commercial Corp.	90	1,655
Glimcher Realty Trust	200	1,762
Government Properties Income Trust	60	1,554
Hatteras Financial Corp.	50	1,429
Healthcare Realty Trust, Inc.	80	1,680
Hersha Hospitality Trust	250	1,648
Highwoods Properties, Inc.	50	1,639
Home Properties, Inc.	30	1,670
Hudson Pacific Properties, Inc.	110	1,615
Inland Real Estate Corp.	190	1,763
Invesco Mortgage Capital, Inc.	70	1,566
Investors Real Estate Trust	170	1,520
iStar Financial, Inc.*	220	1,745
Kilroy Realty Corp.	50	1,907
Kite Realty Group Trust	300	1,584
LaSalle Hotel Properties	60	1,666
Lexington Realty Trust	200	1,694
LTC Properties, Inc.	60	1,640
Medical Properties Trust, Inc.	160	1,757
MFA Financial, Inc.	190	1,552
Mid-America Apartment Communities, Inc.	30	1,912
Mission West Properties, Inc.	240	1,646
Monmouth Real Estate Investment Corp. — Class A	190	1,564
MPG Office Trust, Inc.*	659	2,425
National Health Investors, Inc.	40	1,829
National Retail Properties, Inc.	60	1,491
Newcastle Investment Corp.*	270	1,809
NorthStar Realty Finance Corp.	370	1,920
Omega Healthcare Investors, Inc.	80	1,782
One Liberty Properties, Inc.	90	1,456
Parkway Properties, Inc.	90	1,521
Pebblebrook Hotel Trust	80	1,645
Pennsylvania Real Estate Investment Trust	110	1,503
Pennymac Mortgage Investment Trust	90	1,668
Post Properties, Inc.	50	1,851
Potlatch Corp.	50	1,857
PS Business Parks, Inc.	30	1,746
RAIT Financial Trust	760	1,923
Ramco-Gershenson Properties Trust	140	1,800
Redwood Trust, Inc.	110	1,647
Resource Capital Corp.	220	1,569
Retail Opportunity Investments Corp.	160	1,567
Sabra Health Care REIT, Inc.	90	1,675

RYDEX RUSSELL 2000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011

		Market
	Shares	Value

Saul Centers, Inc.	30	$1,421
Sovran Self Storage, Inc.	40	1,538
Starwood Property Trust, Inc.	80	1,801
Strategic Hotels & Resorts, Inc.*	320	1,763
Sun Communities, Inc.	50	1,656
Sunstone Hotel Investors, Inc.*	150	1,532
Tanger Factory Outlet Centers	60	1,567
Terreno Realty Corp.*	90	1,605
Two Harbors Investment Corp.	160	1,608
U-Store-It Trust	180	1,739
UMH Properties, Inc.	169	1,763
Universal Health Realty Income Trust	40	1,454
Urstadt Biddle Properties, Inc. — Class A	80	1,553
Walter Investment Management Corp.	90	1,629
Washington Real Estate Investment Trust	50	1,534
Winthrop Realty Trust	120	1,476

Total Real Estate Investment Trusts (REITs)		161,970

Real Estate Management & Development 0.2%
Avatar Holdings, Inc.*	90	1,797
Consolidated-Tomoka Land Co.	60	1,731
Forestar Group, Inc.*	90	1,680
Kennedy-Wilson Holdings, Inc.*	160	1,688
Tejon Ranch Co.*	60	1,579
Thomas Properties Group, Inc.*	380	1,444

Total Real Estate Management & Development		9,919

Road & Rail 0.7%
Amerco, Inc.*	20	1,820
Arkansas Best Corp.	90	2,300
Avis Budget Group, Inc.*	150	2,076
Celadon Group, Inc.*	170	2,491
Dollar Thrifty Automotive Group, Inc.*	50	2,426
Genesee & Wyoming, Inc. — Class A*	50	2,587
Heartland Express, Inc.	160	2,564
Knight Transportation, Inc.	130	2,478
Marten Transport, Ltd.	120	2,557
Old Dominion Freight Line, Inc.*	80	2,574
PAM Transportation Services, Inc.*	209	2,412
Patriot Transportation Holding, Inc.*	90	2,544
Quality Distribution, Inc.*	290	2,665
RailAmerica, Inc.*	210	2,619
Roadrunner Transportation Systems, Inc.*	190	2,559
Saia, Inc.*	160	2,290
Universal Truckload Services, Inc.*	170	2,533
USA Truck, Inc.*	199	2,388
Werner Enterprises, Inc.	110	2,711

Total Road & Rail		46,594

Semiconductors & Semiconductor Equipment 2.8%
Advanced Analogic Technologies, Inc.*	580	2,308
Advanced Energy Industries, Inc.*	200	3,089
Alpha & Omega Semiconductor Ltd.*	170	2,404
Amkor Technology, Inc.*	310	2,523
Anadigics, Inc.*	300	2,049
Applied Micro Circuits Corp.*	220	2,165
ATMI, Inc.*	110	2,266
Axcelis Technologies, Inc.*	760	2,637
AXT, Inc.*	270	2,924
Brooks Automation, Inc.*	260	3,052
Cabot Microelectronics Corp.*	140	6,315
Cavium Networks, Inc.*	60	2,372
CEVA, Inc.*	110	2,659
Cirrus Logic, Inc.*	140	2,944
Cohu, Inc.	140	2,092
Conexant Systems, Inc.*	1,387	2,899
Cymer, Inc.*	50	2,430
Diodes, Inc.*	80	2,059
DSP Group, Inc.*	280	2,097
Entegris, Inc.*	320	2,448
Entropic Communications, Inc.*	200	2,194
Evergreen Solar, Inc.*	1,736	3,906
Exar Corp.*	330	2,119
FEI Co.*	90	2,453
Formfactor, Inc.*	240	2,052
FSI International, Inc.*	490	2,048
GSI Technology, Inc.*	290	2,668
Hittite Microwave Corp.*	40	2,391
Ikanos Communications, Inc.*	1,714	2,057
Inphi Corp.*	118	2,234
Integrated Device Technology, Inc.*	320	2,042
Integrated Silicon Solution, Inc.*	279	2,907
IXYS Corp.*	190	2,153
Kopin Corp.*	510	2,071
Kulicke & Soffa Industries, Inc.*	300	2,925
Lattice Semiconductor Corp.*	430	2,679
LTX-Credence Corp.*	300	2,660
Mattson Technology, Inc.*	720	1,649
MaxLinear, Inc. — Class A*	209	2,333
Micrel, Inc.	170	2,276
Microsemi Corp.*	100	2,249
Mindspeed Technologies, Inc.*	368	2,583
MIPS Technologies, Inc.*	150	1,863
MKS Instruments, Inc.*	100	2,871
Monolithic Power Systems, Inc.*	140	2,054
MoSys, Inc.*	469	2,720
Nanometrics, Inc.*	189	3,236
Netlogic Microsystems, Inc.*	70	2,440
NVE Corp.*	40	2,323
Omnivision Technologies, Inc.*	80	2,066
PDF Solutions, Inc.*	470	2,721
Pericom Semiconductor Corp.*	210	2,106
Photronics, Inc.*	360	2,372
PLX Technology, Inc.*	639	2,054
Power Integrations, Inc.	60	2,216
RF Micro Devices, Inc.*	290	1,949
Rubicon Technology, Inc.*	100	1,801
Rudolph Technologies, Inc.*	289	2,907
Semtech Corp.*	90	1,965
Sigma Designs, Inc.*	170	2,368
Silicon Image, Inc.*	310	2,127
Spansion, Inc. — Class A*	110	2,187
Standard Microsystems Corp.*	80	1,924
Supertex, Inc.*	100	2,291
Tessera Technologies, Inc.*	110	1,905
Trident Microsystems, Inc.*	1,258	1,875
TriQuint Semiconductor, Inc.*	190	2,500
Ultra Clean Holdings*	250	3,125
Ultratech, Inc.*	110	2,479
Veeco Instruments, Inc.*	50	2,163
Volterra Semiconductor Corp.*	100	2,485
Zoran Corp.*	280	2,657

Total Semiconductors & Semiconductor Equipment		176,131

Software 2.6%
ACI Worldwide, Inc.*	80	2,119
Actuate Corp.*	410	2,275
Advent Software, Inc.*	60	1,774
American Software, Inc. — Class A	350	2,317
Ariba, Inc.*	100	2,809
Aspen Technology, Inc.*	180	2,547
Blackbaud, Inc.	80	2,103
Blackboard, Inc.*	50	1,943

RYDEX RUSSELL 2000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011

		Market
	Shares	Value

Bottomline Technologies, Inc.*	110	$2,522
BroadSoft, Inc.*	90	2,494
CDC Corp. — Class A*	677	2,153
CommVault Systems, Inc.*	70	2,162
Concur Technologies, Inc.*	40	2,041
Convio, Inc.*	289	2,627
Deltek, Inc.*	309	2,197
DemandTec, Inc.*	210	2,530
Digimarc Corp.*	70	2,101
Ebix, Inc.*	100	2,255
Epicor Software Corp.*	220	2,279
EPIQ Systems, Inc.	170	2,185
ePlus, Inc.*	100	2,584
Fair Isaac Corp.	70	1,777
FalconStor Software, Inc.*	748	2,711
Fortinet, Inc.*	70	2,691
Guidance Software, Inc.*	350	2,439
Interactive Intelligence, Inc.*	80	2,618
JDA Software Group, Inc.*	80	2,414
Kenexa Corp.*	100	2,074
Lawson Software, Inc.*	250	2,350
Magma Design Automation, Inc.*	490	2,661
Manhattan Associates, Inc.*	70	2,066
Mentor Graphics Corp.*	190	2,420
MicroStrategy, Inc. — Class A*	30	3,191
Monotype Imaging Holdings, Inc.*	200	2,247
Motricity, Inc.*	110	2,118
Netscout Systems, Inc.*	100	2,292
NetSuite, Inc.*	90	2,424
Opnet Technologies, Inc.	90	2,573
Parametric Technology Corp.*	100	2,223
Pegasystems, Inc.	60	2,051
Progress Software Corp.*	75	2,148
PROS Holdings, Inc.*	200	1,996
QAD, Inc. — Class A*	220	1,888
QLIK Technologies, Inc.*	100	2,321
Quest Software, Inc.*	80	2,066
Radiant Systems, Inc.*	110	2,008
RealD, Inc.*	90	2,130
RealPage, Inc.*	80	2,191
Renaissance Learning, Inc.	170	1,804
Rosetta Stone, Inc.*	100	1,881
S1 Corp.*	240	1,546
Smith Micro Software, Inc.*	140	1,767
SolarWinds, Inc.*	120	2,268
Sonic Solutions, Inc.*	209	3,048
Sourcefire, Inc.*	90	2,215
SRS Labs, Inc.*	249	2,522
SS&C Technologies Holdings, Inc.*	120	2,168
SuccessFactors, Inc.*	80	2,330
Synchronoss Technologies, Inc.*	80	2,277
Take-Two Interactive Software, Inc.*	190	2,370
Taleo Corp. — Class A*	80	2,357
TeleCommunication Systems, Inc. — Class A*	510	2,086
TeleNav, Inc.*	310	3,255
THQ, Inc.*	400	2,324
TIBCO Software, Inc.*	110	2,418
TiVo, Inc.*	269	2,601
Tyler Technologies, Inc.*	110	2,282
Ultimate Software Group, Inc.*	50	2,430
VASCO Data Security International, Inc.*	270	2,044
VirnetX Holding Corp.	169	2,129
Wave Systems Corp. — Class A*	700	2,674
Websense, Inc.*	110	2,108

Total Software		165,009

Specialty Retail 2.3%
America’s Car-Mart, Inc.*	80	1,995
AnnTaylor Stores Corp.*	80	1,770
Asbury Automotive Group, Inc.*	130	2,393
Ascena Retail Group, Inc.*	90	2,440
Barnes & Noble, Inc.	150	2,362
Bebe Stores, Inc.	359	2,016
Big 5 Sporting Goods Corp.	150	1,902
Body Central Corp.*	148	2,523
Books-A-Million, Inc.	379	2,156
Borders Group, Inc.*	1,837	1,341
Brown Shoe Co., Inc.	160	2,027
Buckle, Inc.(The)	60	2,145
Build-A-Bear Workshop, Inc.*	300	2,298
Cabela’s, Inc.*	100	2,490
Casual Male Retail Group, Inc.*	450	1,890
Cato Corp.(The) — Class A	80	1,955
Charming Shoppes, Inc.*	609	1,894
Children’s Place Retail Stores, Inc.(The)*	40	1,676
Christopher & Banks Corp.	417	2,381
Citi Trends, Inc.*	90	2,061
Coldwater Creek, Inc.*	803	2,337
Collective Brands, Inc.*	110	2,240
Conn’s, Inc.*	558	2,466
Destination Maternity Corp.*	60	2,432
DSW, Inc. — Class A*	60	1,997
Express, Inc.	140	2,436
Finish Line, Inc.(The) — Class A	120	1,847
Genesco, Inc.*	60	2,228
Group 1 Automotive, Inc.	50	1,892
Haverty Furniture Cos., Inc.	170	2,047
hhgregg, Inc.*	100	1,833
Hibbett Sports, Inc.*	60	1,921
HOT Topic, Inc.	369	2,004
Jo-Ann Stores, Inc.*	50	3,016
JOS A Bank Clothiers, Inc.*	60	2,564
Kirkland’s, Inc.*	170	2,252
Lithia Motors, Inc. — Class A	170	2,295
Lumber Liquidators Holdings, Inc.*	100	2,794
MarineMax, Inc.*	260	2,350
Men’s Wearhouse, Inc.(The)	90	2,359
Midas, Inc.*	240	1,706
Monro Muffler, Inc.	60	1,985
New York & Co., Inc.*	540	3,019
OfficeMax, Inc.*	130	2,089
Pacific Sunwear of California, Inc.*	390	1,661
Penske Automotive Group, Inc.*	130	2,197
PEP Boys-Manny Moe & Jack	160	2,230
Pier 1 Imports, Inc.*	210	1,968
Rent-A-Center, Inc.	70	2,082
Rex American Resources Corp.*	430	6,476
Rue21, Inc.*	70	2,065
Sally Beauty Holdings, Inc.*	160	2,106
Select Comfort Corp.*	250	2,540
Shoe Carnival, Inc.*	80	1,980
Sonic Automotive, Inc. — Class A	170	2,116
Stage Stores, Inc.	140	2,170
Stein Mart, Inc.	240	1,880
Systemax, Inc.*	170	2,322
Talbots, Inc.*	258	1,409
Ulta Salon Cosmetics & Fragrance, Inc.*	70	2,593
Vitamin Shoppe, Inc.*	70	2,221
West Marine, Inc.*	220	2,814

RYDEX RUSSELL 2000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011

		Market
	Shares	Value

Wet Seal, Inc.(The) — Class A*	590	$2,018
Winmark Corp.	70	2,368
Zumiez, Inc.*	80	1,858

Total Specialty Retail		144,898

Textiles, Apparel & Luxury Goods 1.3%
American Apparel, Inc.*	1,380	1,421
Carter’s, Inc.*	70	1,939
Cherokee, Inc.	120	1,924
Columbia Sportswear Co.	40	2,439
CROCS, Inc.*	130	2,131
Culp, Inc.*	540	5,395
Deckers Outdoor Corp.*	30	2,202
Delta Apparel, Inc.*	169	2,175
G-III Apparel Group, Ltd.*	60	2,093
Iconix Brand Group, Inc.*	110	2,184
Joe’s Jeans, Inc.*	1,363	2,085
Jones Group, Inc.(The)	139	1,764
K-Swiss, Inc. — Class A*	180	2,070
Kenneth Cole Productions, Inc. — Class A*	179	2,442
Lacrosse Footwear, Inc.	140	2,160
Liz Claiborne, Inc.*	310	1,531
Maidenform Brands, Inc.*	90	2,317
Movado Group, Inc.*	140	2,017
Oxford Industries, Inc.	90	2,130
Perry Ellis International, Inc.*	90	2,533
Quiksilver, Inc.*	420	1,877
RG Barry Corp.	190	2,010
Skechers U.S.A., Inc. — Class A*	100	2,057
Steven Madden, Ltd.*	50	1,909
Timberland Co.(The) — Class A*	90	2,406
True Religion Apparel, Inc.*	100	2,055
Under Armour, Inc. — Class A*	40	2,394
Unifi, Inc.*	360	5,987
UniFirst Corp.	50	2,788
Vera Bradley, Inc.*	59	2,029
Volcom, Inc.	120	1,992
Warnaco Group, Inc.(The)*	40	2,043
Weyco Group, Inc.	90	2,082
Wolverine World Wide, Inc.	70	2,230

Total Textiles, Apparel & Luxury Goods		78,811

Thrifts & Mortgage Finance 1.1%
Abington Bancorp, Inc.	130	1,615
Astoria Financial Corp.	120	1,709
Bank Mutual Corp.	309	1,369
BankFinancial Corp.	170	1,550
Beneficial Mutual Bancorp, Inc.*	189	1,669
Berkshire Hills Bancorp, Inc.	80	1,699
BofI Holding, Inc.*	110	1,662
Brookline Bancorp, Inc.	150	1,625
Clifton Savings Bancorp, Inc.	160	1,829
Dime Community Bancshares, Inc.	110	1,659
Doral Financial Corp.*	1,155	1,432
ESB Financial Corp.	100	1,376
ESSA Bancorp, Inc.	120	1,516
Federal Agricultural Mortgage Corp. — Class C	100	1,544
First Financial Holdings, Inc.	130	1,347
Flagstar Bancorp, Inc.*	1,085	1,714
Flushing Financial Corp.	110	1,568
Fox Chase Bancorp, Inc.*	150	1,843
Home Federal Bancorp, Inc.	120	1,286
Kaiser Federal Financial Group, Inc.	160	1,910
Kearny Financial Corp.	190	1,771
Meridian Interstate Bancorp, Inc.*	150	1,830
MGIC Investment Corp.*	170	1,426
NASB Financial, Inc.	100	1,501
NewAlliance Bancshares, Inc.	110	1,645
Northwest Bancshares, Inc.	140	1,640
OceanFirst Financial Corp.	120	1,662
Ocwen Financial Corp.*	170	1,717
Oritani Financial Corp.	130	1,559
PMI Group, Inc.(The)*	469	1,365
Provident Financial Services, Inc.	110	1,612
Provident New York Bancorp	160	1,493
Radian Group, Inc.	200	1,436
Rockville Financial, Inc.	150	2,223
Roma Financial Corp.	169	1,720
Territorial Bancorp, Inc.	80	1,543
TrustCo Bank Corp. NY	260	1,556
United Financial Bancorp, Inc.	110	1,686
ViewPoint Financial Group	140	1,774
Waterstone Financial, Inc.*	439	1,185
Westfield Financial, Inc.	180	1,526
WSFS Financial Corp.	30	1,347

Total Thrifts & Mortgage Finance		67,139

Tobacco 0.7%
Alliance One International, Inc.*	3,686	14,117
Universal Corp.	380	14,398
Vector Group Ltd.	849	13,593

Total Tobacco		42,108

Trading Companies & Distributors 1.0%
Aceto Corp.	720	6,199
Aircastle Ltd.	250	2,655
Applied Industrial Technologies, Inc.	80	2,533
Beacon Roofing Supply, Inc.*	320	5,811
DXP Enterprises, Inc.*	110	2,396
H&E Equipment Services, Inc.*	220	2,556
Houston Wire & Cable Co.	210	2,741
Interline Brands, Inc.*	260	5,520
Kaman Corp.	90	2,649
Lawson Products, Inc.	227	5,305
RSC Holdings, Inc.*	260	3,110
Rush Enterprises, Inc. — Class A*	130	2,479
SeaCube Container Leasing Ltd.	187	2,502
TAL International Group, Inc.	80	2,498
Textainer Group Holdings Ltd.	90	2,790
Titan Machinery, Inc.*	130	3,150
United Rentals, Inc.*	110	2,931
Watsco, Inc.	90	5,645

Total Trading Companies & Distributors		63,470

Transportation Infrastructure 0.1%
CAI International, Inc.*	150	2,856

Total Transportation Infrastructure		2,856

Water Utilities 1.2%
American States Water Co.	379	12,886
California Water Service Group	349	12,738
Connecticut Water Service, Inc.	490	11,990
Middlesex Water Co.	710	12,624
SJW Corp.	490	11,976
York Water Co.(The)	740	12,484

Total Water Utilities		74,698

Wireless Telecommunication Services 0.8%
FiberTower Corp.*	3,105	11,489
NTELOS Holdings Corp.	700	14,112
Shenandoah Telecom Co.	679	11,360

RYDEX RUSSELL 2000® EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2011

		Market
	Shares	Value

USA Mobility, Inc.	730	$12,468

Total Wireless Telecommunication Services		49,429

Total Common Stocks (Cost $6,044,159)		6,220,279

	Face
	Amount

CORPORATE BONDS 0.0%(a)

Diversified Financial Services 0.0%(a)
GAMCO Investors, Inc. 0.00%, 2015(b)	116	71

Total Diversified Financial Services		71

Total Corporate Bonds (Cost $231)		71

	Shares

SHORT TERM INVESTMENTS 0.6%

SSgA Government Money Market Fund	40,396	40,396

Total Short Term Investments (Cost $40,396)		40,396

Total Investments 99.9%(c) (Cost $6,084,786)		6,260,746

Other Assets in Excess of Liabilities — 0.1%		4,839

Net Assets — 100.0%		$6,265,585

*	Non-Income Producing Security.

(a)	Amount represents less than 0.05% of net assets.

(b)	Values determined based on Level 2 inputs. (Note G)

(c)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

RYDEX MSCI EAFE EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2011

		Market
	Shares	Value

COMMON STOCKS 99.5%

Aerospace & Defense 0.9%
BAE Systems PLC	3,425	$18,762
Cobham PLC	5,880	19,778
European Aeronautic Defence and Space Co. NV*	784	22,626
Finmeccanica SpA	1,553	21,004
Rolls-Royce Group PLC*	1,856	18,967
Safran SA	560	20,269
Singapore Technologies Engineering Ltd.	8,000	20,250
Thales SA	504	18,757

Total Aerospace & Defense		160,413

Air Freight & Logistics 0.5%
Deutsche Post AG	1,097	20,138
TNT NV	736	19,944
Toll Holdings Ltd.	2,961	17,359
Yamato Holdings Co., Ltd.	1,600	24,333

Total Air Freight & Logistics		81,774

Airlines 0.7%
Air France-KLM*	1,004	18,376
Airlines*	824	17,335
All Nippon Airways Co., Ltd.*	4,000	14,696
Cathay Pacific Airways Ltd.	8,000	20,155
International Consolidated Airlines Group SA*	4,482	18,434
Qantas Airways Ltd.*	6,981	16,704
Ryanair Holdings PLC ADR	576	17,603

Total Airlines		123,303

Auto Components 1.4%
Aisin Seiki Co., Ltd.	400	15,208
Bridgestone Corp.	800	15,389
Cie Generale des Etablissements Michelin	260	18,953
Continental AG*	228	17,974
Denso Corp.	400	14,744
NOK Corp.	800	16,131
Nokian Renkaat OYJ	544	19,675
Pirelli & C SpA	2,312	17,687
Stanley Electric Co., Ltd.	1,200	22,526
Sumitomo Rubber Industries Ltd.	1,600	16,912
Toyoda Gosei Co., Ltd.	800	18,709
Toyota Boshoku Corp.	1,200	21,296
Toyota Industries Corp.	800	25,407

Total Auto Components		240,611

Automobiles 1.9%
Bayerische Motoren Werke AG	232	17,838
Daimler AG*	272	19,921
Fiat SpA	1,060	10,304
Fuji Heavy Industries Ltd.	4,000	34,322
Honda Motor Co., Ltd.	400	16,966
Isuzu Motors Ltd.	4,000	18,845
Mazda Motor Corp.	8,000	23,630
Mitsubishi Motors Corp.*	12,000	16,697
Nissan Motor Co., Ltd.	2,000	20,261
Peugeot SA*	472	19,811
Porsche Automobil Holding SE	232	21,578
Renault SA*	336	22,012
Suzuki Motor Corp.	800	19,392
Toyota Motor Corp.	400	16,600
Volkswagen AG	108	17,472
Yamaha Motor Co., Ltd.*	1,200	22,204

Total Automobiles		317,853

Beverages 1.3%
Anheuser-Busch InBev NV	320	17,731
Asahi Breweries Ltd.	800	15,057
Carlsberg A/S	184	18,358
Coca-Cola Amatil Ltd.	1,648	18,468
Coca-Cola West Co., Ltd.	1,200	21,897
Diageo PLC	988	19,022
Foster’s Group Ltd.	3,252	18,319
Heineken Holding NV	436	19,379
Heineken NV	380	19,154
Pernod-Ricard SA	216	20,620
SABMiller PLC	556	17,998
Sapporo Holdings Ltd.	4,000	17,771

Total Beverages		223,774

Biotechnology 0.4%
Actelion Ltd.*	332	18,037
CSL Ltd.	524	19,440
Grifols SA	1,520	23,194

Total Biotechnology		60,671

Building Products 0.8%
Assa Abloy AB	656	17,904
Cie de St-Gobain	392	22,744
Daikin Industries Ltd.	400	13,846
Geberit AG	84	17,808
JS Group Corp.	800	17,517
Nippon Sheet Glass Co., Ltd.	8,000	20,798
TOTO Ltd.	4,000	28,610

Total Building Products		139,227

Capital Markets 2.1%
3i Group PLC	3,788	18,809
Credit Suisse Group AG	476	21,382
Daiwa Securities Group, Inc.	4,000	19,773
Deutsche Bank AG	372	22,017
GAM Holding AG*	1,192	21,439
ICAP PLC	2,381	20,461
Investec PLC	2,276	17,451
Julius Baer Group Ltd.	460	20,913
Macquarie Group Ltd.	517	20,938
Man Group PLC	4,268	20,112
Matsui Securities Co., Ltd.	2,800	18,626
Mediobanca SpA	2,133	21,582
Mizuho Securities Co., Ltd.	8,000	21,091
Nomura Holdings, Inc.	3,200	19,490
Ratos AB	528	19,863
SBI Holdings Inc.	128	17,107
Schroders PLC	708	20,447
UBS AG*	1,168	21,044

Total Capital Markets		362,545

Chemicals 5.1%
Air Liquide SA	152	19,012
Akzo Nobel NV	324	20,294
Asahi Kasei Corp.	4,000	27,340
BASF SE	236	18,177
Daicel Chemical Industries Ltd.	4,000	29,147
Denki Kagaku Kogyo K.K	4,000	19,529
Givaudan SA	20	19,901
Hitachi Chemical Co. Ltd.	800	18,181
Incitec Pivot Ltd.	4,909	21,045
Israel Chemicals Ltd.	1,220	19,113
Israel Corp. Ltd.(The)*	16	18,298
Johnson Matthey PLC	633	19,518
JSR Corp.	1,200	24,782
K+S AG	264	19,541

RYDEX MSCI EAFE EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011

		Market
	Shares	Value

Koninklijke DSM NV	360	$21,344
Kuraray Co., Ltd.	1,200	16,873
Lanxess AG	248	18,051
Linde AG	128	18,681
Makhteshim-Agan Industries Ltd.*	4,272	20,669
Mitsubishi Chemical Holdings Corp.	4,000	27,926
Mitsubishi Gas Chemical Co, Inc.	4,000	27,926
Mitsui Chemicals, Inc.	4,000	14,354
Nissan Chemical Industries Ltd.	1,600	19,802
Nitto Denko Corp.	400	19,968
Novozymes A/S	136	18,846
Orica Ltd.	736	18,602
Shin-Etsu Chemical Co., Ltd.	400	22,556
Showa Denko KK	8,000	17,674
Sika AG	8	17,632
Solvay SA	180	18,854
Sumitomo Chemical Co., Ltd.	4,000	20,701
Syngenta AG	60	19,418
Taiyo Nippon Sanso Corp.	4,000	34,078
Teijin Ltd.	4,000	19,285
Tokuyama Corp.	4,000	20,994
Toray Industries, Inc.	4,000	26,559
Tosoh Corp.	8,000	25,973
Ube Industries Ltd.	8,000	24,118
Umicore SA	372	19,100
Wacker Chemie AG	104	18,821
Yara International ASA	372	20,938

Total Chemicals		863,621

Commercial Banks 7.6%
Australia & New Zealand Banking Group Ltd.	812	19,162
Banca Monte dei Paschi di Siena SpA*	16,410	20,912
Banco Bilbao Vizcaya Argentaria SA	1,913	23,518
Banco Comercial Portugues SA	23,008	18,516
Banco de Sabadell SA	4,524	21,671
Banco Espirito Santo SA	4,848	19,674
Banco Popolare SC	4,252	15,142
Banco Popular Espanol SA	3,440	20,714
Banco Santander SA	1,852	22,725
Bank Hapoalim BM*	3,765	17,051
Bank Leumi Le-Israel BM	3,741	16,862
Bank of East Asia Ltd.	4,000	17,343
Bank of Kyoto Ltd.(The)	4,000	37,007
Bank of Yokohama Ltd.(The)	4,000	20,066
Bankinter SA	3,476	23,752
Barclays PLC	4,414	20,769
Bendigo and Adelaide Bank Ltd.	1,860	18,136
BNP Paribas	296	22,158
BOC Hong Kong Holdings Ltd.	6,000	19,357
Chiba Bank Ltd.(The)	4,000	24,948
Chuo Mitsui Trust Holdings, Inc.	4,000	16,111
Commerzbank AG*	2,412	18,403
Commonwealth Bank of Australia	380	19,875
Credit Agricole SA	1,434	21,213
Danske Bank A/S*	708	19,010
Dexia SA*	4,793	20,022
DnB NOR ASA	1,437	19,779
Erste Group Bank AG	448	22,480
Fukuoka Financial Group, Inc.	4,000	17,185
Governor & Co. of the Bank of Ireland.(The) ADR	10,241	21,199
Hang Seng Bank Ltd.	1,200	19,795
HSBC Holdings PLC	1,744	19,012
Intesa Sanpaolo SpA	6,749	22,485
Israel Discount Bank Ltd. — Class A*	8,094	16,082
Joyo Bank Ltd.(The)	4,000	17,674
KBC Groep NV*	504	20,215
Lloyds Banking Group PLC*	18,722	18,946
Mitsubishi UFJ Financial Group, Inc.	4,000	20,798
Mizrahi Tefahot Bank Ltd.	1,740	16,528
Mizuho Financial Group, Inc.	11,200	21,599
Mizuho Trust & Banking Co. Ltd.*	20,000	19,529
National Australia Bank Ltd.	784	19,275
National Bank of Greece SA ADR	10,485	20,026
Natixis*	3,985	21,182
Nordea Bank AB	1,768	21,529
Oversea-Chinese Banking Corp. Ltd.	4,000	30,844
Raiffeisen Bank International AG	356	20,963
Resona Holdings, Inc.	2,800	14,456
Royal Bank of Scotland Group PLC*	30,085	20,085
Shinsei Bank Ltd.*	20,000	22,946
Shizuoka Bank Ltd.(The)	4,000	36,714
Skandinaviska Enskilda Banken AB-Class A	2,428	22,108
Societe Generale	380	24,606
Standard Chartered PLC	652	17,012
Sumitomo Mitsui Financial Group, Inc.	400	13,631
Sumitomo Trust & Banking Co., Ltd.(The)	4,000	24,167
Suruga Bank Ltd.	4,000	37,447
Svenska Handelsbanken AB	592	20,227
Swedbank AB*	1,392	21,908
UniCredit SpA	9,073	22,502
Unione di Banche Italiane SCPA	2,120	21,988
Westpac Banking Corp.	860	19,712

Total Commercial Banks		1,300,751

Commercial Services & Supplies 1.2%
Aggreko PLC	772	17,744
Babcock International Group PLC	2,172	20,074
Brambles Ltd.	2,698	19,313
Edenred*	788	18,868
G4S PLC	4,756	20,462
Secom Co., Ltd.	400	18,894
Securitas AB	1,660	20,059
Serco Group PLC	2,084	18,393
Societe BIC SA	216	18,574
Toppan Printing Co., Ltd.	4,000	36,421

Total Commercial Services & Supplies		208,802

Communications Equipment 0.4%
Alcatel-Lucent*	6,468	21,637
Nokia OYJ	1,901	20,381
Telefonaktiebolaget LM Ericsson	1,708	21,117

Total Communications Equipment		63,135

Computers & Peripherals 0.5%
Fujitsu Ltd.	4,000	24,948
Logitech International SA*	916	17,245
Seiko Epson Corp.	1,200	19,948
Toshiba Corp.	4,000	23,679

Total Computers & Peripherals		85,820

Construction & Engineering 1.9%
ACS Actividades de Construccion y Servicios SA	400	20,675
Balfour Beatty PLC	4,128	22,183
Bouygues SA	440	20,516
Chiyoda Corp.	4,000	35,592
Ferrovial SA	1,852	21,986
Fomento de Construcciones y Contratas SA	772	22,523
Hochtief AG	236	20,918
Kajima Corp.	8,000	21,091
Koninklijke Boskalis Westminster NV	408	19,656
Leighton Holdings Ltd.	584	18,370

2

RYDEX MSCI EAFE EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011

		Market
	Shares	Value

Obayashi Corp.	4,000	$19,138
Shimizu Corp.	4,000	17,039
Skanska AB	988	20,067
Taisei Corp.	8,000	19,138
Vinci SA	364	21,102

Total Construction & Engineering		319,994

Construction Materials 0.9%
Boral Ltd.	4,081	19,612
CRH PLC ADR	1,004	21,897
Fletcher Building Ltd.	2,976	17,781
HeidelbergCement AG	324	21,202
Holcim Ltd.	272	19,134
Imerys SA	304	20,047
James Hardie Industries SE*	3,393	21,109
Lafarge SA	320	18,986

Total Construction Materials		159,768

Consumer Finance 0.3%
Aeon Credit Service Co., Ltd.	1,600	22,478
Credit Saison Co., Ltd.	1,200	20,578

Total Consumer Finance		43,056

Containers & Packaging 0.4%
Amcor Ltd.	2,848	19,535
Rexam PLC	3,749	20,507
Toyo Seikan Kaisha Ltd.	1,200	22,512

Total Containers & Packaging		62,554

Diversified Consumer Services 0.1%
Benesse Holdings, Inc.	400	17,967

Total Diversified Consumer Services		17,967

Diversified Financial Services 1.7%
ASX Ltd.	488	18,177
Criteria Caixacorp SA	3,576	24,714
Deutsche Boerse AG	289	21,935
Exor SpA	664	20,501
Groupe Bruxelles Lambert SA	224	20,189
Hong Kong Exchanges and Clearing Ltd.	800	18,348
Industrivarden AB	1,196	19,976
ING Groep NV*	1,992	22,733
Investor AB	908	21,054
Kinnevik Investment AB	892	19,920
London Stock Exchange Group PLC	1,492	20,218
Mitsubishi UFJ Lease & Finance Co., Ltd.	480	19,480
ORIX Corp.	200	19,773
Singapore Exchange Ltd.	4,000	26,438

Total Diversified Financial Services		293,456

Diversified Telecommunication Services 2.6%
Belgacom SA	517	18,603
Bezeq The Israeli Telecommunication Corp. Ltd.	6,594	17,584
BT Group PLC	6,653	18,702
Cable & Wireless Worldwide PLC	18,342	20,786
Deutsche Telekom AG	1,372	18,317
Elisa OYJ	888	19,577
France Telecom SA	865	18,921
Iliad SA	173	18,394
Inmarsat PLC	1,744	19,009
Koninklijke KPN NV	1,232	19,450
Nippon Telegraph & Telephone Corp.	400	18,601
PCCW Ltd.	48,000	22,658
Portugal Telecom SGPS SA	1,384	16,053
Singapore Telecommunications Ltd.	8,000	19,375
Swisscom AG	44	19,503
Tele2 AB	880	19,502
Telecom Corp. of New Zealand Ltd.	10,959	19,313
Telecom Italia SpA	14,257	20,289
Telefonica SA	828	20,825
Telekom Austria AG	1,264	17,433
Telenor ASA	1,224	18,881
TeliaSonera AB	2,284	18,861
Telstra Corp. Ltd.	6,537	18,249

Total Diversified Telecommunication Services		438,886

Electric Utilities 2.6%
Acciona SA	272	23,564
Cheung Kong Infrastructure Holdings Ltd.	4,000	19,010
Chubu Electric Power Co, Inc.	800	20,037
Chugoku Electric Power Co., Inc.(The)	800	16,599
CLP Holdings Ltd.	2,000	16,227
E.ON AG	612	20,431
EDF SA	420	18,541
EDP — Energias de Portugal SA	5,489	21,116
Enel SpA	3,737	21,147
Fortum OYJ	664	20,483
Hokkaido Electric Power Co, Inc.	800	16,658
Hokuriku Electric Power Co.	800	19,529
Hongkong Electric Holdings Ltd.	2,000	12,674
Iberdrola SA	2,556	21,937
Kansai Electric Power Co., Inc.(The)	800	19,822
Kyushu Electric Power Co., Inc.	800	18,025
Red Electrica Corp. SA	402	20,541
Scottish & Southern Energy PLC	1,008	18,713
Shikoku Electric Power Co, Inc.	800	23,679
Terna Rete Elettrica Nazionale SpA	4,284	18,736
Tohoku Electric Power Co, Inc.	800	17,820
Tokyo Electric Power Co., Inc.(The)	800	19,480
Verbund AG	556	22,255

Total Electric Utilities		447,024

Electrical Equipment 1.6%
ABB Ltd.*	900	21,349
Alstom SA	424	23,697
Bekaert SA	184	18,461
Fuji Electric Holdings Co., Ltd.	8,000	25,778
Furukawa Electric Co., Ltd.	4,000	17,820
GS Yuasa Corp.	4,000	27,975
Legrand SA	460	18,551
Mabuchi Motor Co., Ltd.	400	19,700
Prysmian SpA	1,104	22,310
Schneider Electric SA	124	19,364
Sumitomo Electric Industries Ltd.	1,200	17,459
Ushio, Inc.	1,200	24,357
Vestas Wind Systems A/S*	620	21,402

Total Electrical Equipment		278,223

Electronic Equipment, Instruments & Components 2.0%
Citizen Holdings Co., Ltd.	2,800	18,147
Foxconn International Holdings Ltd.*	24,000	16,994
FUJIFILM Holdings Corp.	400	14,476
Hamamatsu Photonics KK	400	14,647
Hitachi High-Technologies Corp.	800	19,802
Hitachi Ltd.	4,000	21,872
Hoya Corp.	800	18,884
Ibiden Co., Ltd.	800	27,087
Mitsumi Electric Co., Ltd.	1,200	19,861
Murata Manufacturing Co., Ltd.	400	30,367
Omron Corp.	800	20,613
Shimadzu Corp.	4,000	31,686
TDK Corp.	400	26,315
Yaskawa Electric Corp.	4,000	43,305

3

RYDEX MSCI EAFE EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011

		Market
	Shares	Value

Yokogawa Electric Corp.	2,800	$22,522

Total Electronic Equipment, Instruments & Components		346,578

Energy Equipment & Services 1.5%
Aker Solutions ASA	1,192	21,669
AMEC PLC	1,048	20,144
Cie Generale de Geophysique — Veritas*	756	22,968
Fugro NV	260	20,981
Petrofac Ltd.	812	20,368
Saipem SpA	420	21,040
SBM Offshore NV	880	21,005
Seadrill Ltd.	576	18,948
Technip SA	228	22,184
Tenaris SA	836	19,599
Transocean Ltd.*	256	20,270
WorleyParsons Ltd.	732	20,179

Total Energy Equipment & Services		249,355

Food & Staples Retailing 2.2%
Aeon Co., Ltd.	1,600	20,154
Carrefour SA	388	19,036
Casino Guichard Perrachon SA	200	19,570
Colruyt SA	352	18,042
Delhaize Group SA	260	20,546
FamilyMart Co., Ltd.	400	14,891
J Sainsbury PLC	3,177	19,413
Jeronimo Martins SGPS SA	1,240	18,768
Kesko OYJ	384	18,510
Koninklijke Ahold NV	1,452	19,688
Lawson, Inc.	400	19,993
Metcash Ltd.	4,404	18,441
Metro AG	244	17,204
Olam International Ltd.	8,000	19,000
Seven & I Holdings Co., Ltd.	800	20,740
Tesco PLC	2,729	17,603
UNY Co., Ltd.	2,000	19,382
Wesfarmers Ltd.	584	19,814
WM Morrison Supermarkets PLC	4,160	17,758
Woolworths Ltd.	684	18,208

Total Food & Staples Retailing		376,761

Food Products 1.7%
Aryzta AG	412	18,218
Associated British Foods PLC	1,068	18,167
Danone	300	18,093
Golden Agri-Resources Ltd.	32,000	17,625
Goodman Fielder Ltd.	13,355	16,777
MEIJI Holdings Co., Ltd.	400	18,137
Nestle SA	320	17,385
Nisshin Seifun Group, Inc.	2,000	25,192
Nissin Foods Holdings Co., Ltd.	400	14,222
Parmalat SpA	7,062	22,414
Suedzucker AG	820	21,905
Unilever NV	624	18,483
Unilever PLC	637	18,529
Wilmar International Ltd.	4,000	16,438
Yakult Honsha Co., Ltd.	800	22,615

Total Food Products		284,200

Gas Utilities 0.8%
Enagas	952	20,107
Gas Natural SDG SA	1,300	21,512
Hong Kong & China Gas Co., Ltd.	8,000	18,102
Osaka Gas Co., Ltd.	4,000	15,135
Snam Rete Gas SpA	3,696	19,420
Toho Gas Co., Ltd.	4,000	20,554
Tokyo Gas Co., Ltd.	4,000	17,430

Total Gas Utilities		132,260

Health Care Equipment & Supplies 1.6%
BioMerieux	196	21,422
Cie Generale d’Optique Essilor International SA	284	19,011
Cochlear Ltd.	236	18,141
Coloplast A/S	132	19,202
Getinge AB	840	20,457
Olympus Corp.	800	22,478
Smith & Nephew PLC	1,940	21,565
Sonova Holding AG	140	17,656
Straumann Holding AG	84	20,659
Synthes, Inc.	144	19,095
Sysmex Corp.	400	26,169
Terumo Corp.	400	20,749
William Demant Holding A/S*	252	20,206

Total Health Care Equipment & Supplies		266,810

Health Care Providers & Services 1.0%
Alfresa Holdings Corp.	400	16,526
Celesio AG	746	18,870
Fresenius Medical Care AG & Co. KGaA	304	17,811
Fresenius SE & Co. KGaA	204	17,810
Medipal Holdings Corp.	1,600	16,717
Miraca Holdings, Inc.	400	15,355
Ramsay Health Care Ltd.	1,180	20,117
Sonic Healthcare Ltd.	1,557	18,535
Suzuken Co., Ltd.	800	22,849

Total Health Care Providers & Services		164,590

Hotels, Restaurants & Leisure 2.3%
Accor SA	412	18,866
Autogrill SpA*	1,372	19,769
Carnival PLC	432	19,721
Compass Group PLC	2,036	18,116
Crown Ltd.	2,238	19,144
Genting Singapore PLC*	12,000	18,937
Intercontinental Hotels Group PLC	992	20,894
Oriental Land Co., Ltd.	400	36,909
Sands China Ltd.*	8,000	19,806
Shangri-La Asia Ltd.	4,000	10,442
SJM Holdings Ltd.	12,000	20,103
Sodexo	280	19,298
TABCORP Holdings Ltd.	2,586	17,919
Tatts Group Ltd.	7,406	18,312
Thomas Cook Group PLC	6,069	18,528
TUI AG*	1,666	22,978
TUI Travel PLC	5,357	21,709
Whitbread PLC	668	18,564
Wynn Macau Ltd.	9,600	26,661

Total Hotels, Restaurants & Leisure		386,676

Household Durables 0.9%
Casio Computer Co., Ltd.	2,400	17,986
Electrolux AB	744	21,231
Husqvarna AB	2,536	21,159
Panasonic Corp.	1,200	16,463
Rinnai Corp.	400	25,339
Sekisui Chemical Co., Ltd.	4,000	30,758
Sony Corp.	400	13,812

Total Household Durables		146,748

Household Products 0.3%
Henkel AG & Co. KGaA	288	17,586
Reckitt Benckiser Group PLC	332	18,054

4

RYDEX MSCI EAFE EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011

		Market
	Shares	Value

Unicharm Corp.	400	$15,428

Total Household Products		51,068

Independent Power Producers & Energy Traders 0.6%
EDP Renovaveis SA*	3,641	21,664
Electric Power Development Co., Ltd.	400	12,425
Enel Green Power SpA*	8,902	19,784
Iberdrola Renovables SA	5,985	22,647
International Power PLC	2,776	18,800

Total Independent Power Producers & Energy Traders		95,320

Industrial Conglomerates 1.2%
CSR Ltd.	10,801	17,284
Delek Group Ltd.	64	14,363
Fraser and Neave Ltd.	4,000	19,844
Hankyu Hanshin Holdings, Inc.	4,000	18,552
Keppel Corp. Ltd.	4,000	36,562
Koninklijke Philips Electronics NV	648	20,225
Orkla ASA	2,100	18,906
SembCorp Industries Ltd.	4,000	16,125
Siemens AG	164	21,052
Smiths Group PLC	992	21,609

Total Industrial Conglomerates		204,522

Insurance 4.6%
Admiral Group PLC	740	19,474
Aegon NV*	3,196	23,705
Ageas	7,689	21,832
AIA Group Ltd.*	6,400	17,610
Allianz SE	160	22,254
AMP Ltd.	3,637	19,399
Assicurazioni Generali SpA	1,000	21,840
Aviva PLC	3,189	22,618
AXA Asia Pacific Holdings Ltd.	2,976	19,108
AXA SA	1,220	25,859
Baloise Holding AG	204	21,081
CNP Assurances	1,093	24,126
Dai-ichi Life Insurance Co., Ltd.(The)	12	18,865
Delta Lloyd NV	981	24,781
Hannover Rueckversicherung AG	376	21,060
Insurance Australia Group Ltd.	4,870	18,499
Legal & General Group PLC	12,374	22,000
Mapfre SA	6,913	23,524
MS&AD Insurance Group Holdings	800	19,060
Muenchener Rueckversicherungs AG	128	20,076
NKSJ Holdings, Inc.*	4,000	27,340
Old Mutual PLC	9,545	19,203
Prudential PLC	1,992	21,569
QBE Insurance Group Ltd.	1,090	19,018
Resolution Ltd.	5,353	22,413
RSA Insurance Group PLC	9,417	20,499
Sampo OYJ	720	21,223
SCOR SE	753	20,869
Sony Financial Holdings, Inc.	4	14,817
Standard Life PLC	5,621	20,645
Suncorp Group Ltd.	2,033	17,472
Swiss Life Holding AG*	160	25,661
Swiss Reinsurance Co., Ltd.	380	21,818
T&D Holdings, Inc.	800	20,163
Tokio Marine Holdings, Inc.	800	23,884
Tryg A/S	405	21,987
Zurich Financial Services AG	76	20,859

Total Insurance		786,211

Internet & Catalog Retail 0.4%
Dena Co., Ltd.	800	28,893
Home Retail Group PLC	5,609	19,397
Rakuten, Inc.*	24	21,150

Total Internet & Catalog Retail		69,440

Internet Software & Services 0.4%
Gree, Inc.	1,600	25,719
United Internet AG	1,240	20,596
Yahoo Japan Corp.	52	19,644

Total Internet Software & Services		65,959

IT Services 1.1%
Amadeus IT Holding SA*	912	19,155
Atos Origin SA*	428	23,862
Cap Gemini SA	416	20,991
Computershare Ltd.	1,860	18,674
Indra Sistemas SA	1,097	20,680
Itochu Techno-Solutions Corp.	400	13,953
Nomura Research Institute Ltd.	800	17,400
NTT Data Corp.	4	13,016
Obic Co., Ltd.	120	23,083
Otsuka Corp.	400	25,388

Total IT Services		196,202

Leisure Equipment & Products 0.7%
Namco Bandai Holdings, Inc.	2,000	21,946
Nikon Corp.	800	18,552
Sankyo Co., Ltd.	400	22,238
Sega Sammy Holdings, Inc.	1,200	24,079
Shimano, Inc.	400	20,017
Yamaha Corp.	1,600	19,666

Total Leisure Equipment & Products		126,498

Life Sciences Tools & Services 0.2%
Lonza Group AG	228	18,041
QIAGEN NV*	964	17,789

Total Life Sciences Tools & Services		35,830

Machinery 4.7%
Alfa Laval AB	1,000	21,368
Amada Co., Ltd.	4,000	34,908
Atlas Copco AB	796	19,163
Cosco Corp. Singapore Ltd.	12,000	20,437
Fiat Industrial SpA*	1,060	14,365
GEA Group AG	732	20,899
Hexagon AB	932	20,103
Hino Motors Ltd.	4,000	22,556
Hitachi Construction Machinery Co., Ltd.	800	18,865
IHI Corp.	8,000	18,162
Invensys PLC	3,521	18,961
JTEKT Corp.	1,600	20,056
Kawasaki Heavy Industries Ltd.	4,000	14,256
Komatsu Ltd.	800	23,864
Kone OYJ	336	18,325
Kubota Corp.	4,000	40,767
Kurita Water Industries Ltd.	800	25,046
Makita Corp.	400	17,356
MAN SE	152	17,597
Metso OYJ	340	18,170
Minebea Co., Ltd.	4,000	23,776
Mitsubishi Heavy Industries Ltd.	4,000	15,867
Mitsui Engineering & Shipbuilding Co., Ltd.	8,000	22,165
Nabtesco Corp.	800	18,875
NSK Ltd.	4,000	38,374
NTN Corp.	4,000	21,824
Sandvik AB	1,040	20,476
Scania AB	862	19,411
Schindler Holding AG	156	17,498
SembCorp Marine Ltd.	4,000	16,844
SKF AB	660	18,896
Sumitomo Heavy Industries Ltd.	4,000	25,534

5

RYDEX MSCI EAFE EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011

		Market
	Shares	Value

THK Co., Ltd.	800	$20,857
Vallourec SA	184	20,015
Volvo AB*	1,213	21,071
Wartsila OYJ	256	19,795
Weir Group PLC (The)	648	16,441
Yangzijiang Shipbuilding Holdings Ltd.	12,000	17,437

Total Machinery		800,380

Marine 0.9%
AP Moller — Maersk A/S	4	38,952
Kawasaki Kisen Kaisha Ltd.	4,000	16,697
Kuehne + Nagel International AG	136	17,672
Mitsui OSK Lines Ltd.	4,000	26,120
Neptune Orient Lines Ltd.*	12,000	20,625
Nippon Yusen KK	4,000	17,527
Orient Overseas International Ltd.	2,000	20,049

Total Marine		157,642

Media 3.0%
Axel Springer AG	124	19,738
British Sky Broadcasting Group PLC	1,568	18,962
Dentsu, Inc.	800	24,421
Eutelsat Communications	521	19,032
Fairfax Media Ltd.	13,406	18,044
Fuji Media Holdings, Inc.	12	18,660
Gestevision Telecinco SA	1,852	23,309
ITV PLC*	16,966	21,115
Kabel Deutschland Holding AG*	380	19,172
Lagardere SCA	476	21,213
Mediaset SpA	3,173	20,631
Modern Times Group AB	240	16,702
PagesJaunes Groupe	1,984	20,398
Pearson PLC	1,220	20,010
ProSiebenSat.1 Media AG	660	20,301
Publicis Groupe SA	396	20,408
Reed Elsevier NV	1,500	19,561
Reed Elsevier PLC	2,224	19,682
Sanoma OYJ	869	20,349
SES SA	756	18,242
Singapore Press Holdings Ltd.	4,000	12,406
Societe Television Francaise 1	1,206	23,454
Toho Co., Ltd.	1,200	19,758
Vivendi SA	720	20,665
Wolters Kluwer NV	884	20,288
WPP PLC	1,588	19,649

Total Media		516,170

Metals & Mining 5.0%
Acerinox SA	1,224	20,876
Alumina Ltd.	9,227	21,894
Anglo American PLC	402	19,720
Antofagasta PLC	860	19,368
ArcelorMittal	556	20,284
BHP Billiton Ltd.	428	18,882
BHP Billiton PLC	496	18,908
BlueScope Steel Ltd.	9,513	20,107
Boliden AB	1,024	21,419
Daido Steel Co., Ltd.	4,000	25,241
Dowa Holdings Co., Ltd.	4,000	28,170
Eramet	57	20,279
Eurasian Natural Resources Corp. PLC	1,288	20,775
Fortescue Metals Group Ltd.*	2,908	18,497
Fresnillo PLC	800	16,607
JFE Holdings, Inc.	400	12,865
Kazakhmys PLC	816	19,684
Kobe Steel Ltd.	8,000	19,627
Lonmin PLC	668	17,697
MacArthur Coal Ltd.	1,540	19,162
Mitsubishi Materials Corp.*	4,000	12,303
Mitsui Mining & Smelting Co., Ltd.	8,000	28,317
Newcrest Mining Ltd.	464	17,107
Nippon Steel Corp.	4,000	13,670
Nisshin Steel Co., Ltd.	8,000	15,818
Norsk Hydro ASA	2,996	22,481
OneSteel Ltd.	7,345	19,918
Outokumpu OYJ	1,072	20,003
OZ Minerals Ltd.	12,003	19,506
Randgold Resources Ltd.	188	14,243
Rautaruukki OYJ	968	24,180
Rio Tinto Ltd.	224	18,771
Rio Tinto PLC	280	19,195
Salzgitter AG	276	22,363
Sims Metal Management Ltd.	1,032	19,827
SSAB AB	1,308	21,562
Sumitomo Metal Industries Ltd.	8,000	18,748
ThyssenKrupp AG	460	18,642
Tokyo Steel Manufacturing Co., Ltd.	2,000	21,311
Vedanta Resources PLC	568	20,671
Voestalpine AG	432	19,412
Xstrata PLC	872	19,345
Yamato Kogyo Co., Ltd.	800	24,099

Total Metals & Mining		851,554

Multi-Utilities 1.0%
A2A SpA	13,707	20,390
AGL Energy Ltd.	1,196	17,767
Centrica PLC	3,684	18,877
GDF Suez	528	20,975
National Grid PLC	1,992	17,629
RWE AG	284	20,484
Suez Environnement Co.	985	20,371
United Utilities Group PLC	1,894	16,488
Veolia Environnement SA	668	20,908

Total Multi-Utilities		173,889

Multiline Retail 1.0%
Harvey Norman Holdings Ltd.	6,142	18,432
Isetan Mitsukoshi Holdings Ltd.	1,600	17,986
J Front Retailing Co., Ltd.	4,000	20,701
Marks & Spencer Group PLC	3,036	17,336
Marui Group Co., Ltd.	2,400	20,329
Next PLC	564	17,860
PPR	112	17,927
Takashimaya Co., Ltd.	4,000	33,004

Total Multiline Retail		163,575

Office Electronics 0.4%
Brother Industries Ltd.	1,200	18,381
Canon, Inc.	400	19,651
Konica Minolta Holdings, Inc.	2,000	19,334
Neopost SA	200	18,127

Total Office Electronics		75,493

Oil, Gas & Consumable Fuels 2.9%
BG Group PLC	974	21,857
BP PLC	2,656	20,627
Cairn Energy PLC*	2,926	19,417
Caltex Australia Ltd.	1,400	18,759
Cosmo Oil Co., Ltd.	8,000	25,876
ENI SpA	872	20,682
Essar Energy PLC*	2,164	18,007
Galp Energia SGPS SA	1,048	21,423
Inpex Corp.	4	25,680
Japan Petroleum Exploration Co.	400	16,282
JX Holdings, Inc.	2,800	18,967

6

RYDEX MSCI EAFE EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011

		Market
	Shares	Value

Mongolia Energy Corp. Ltd.*	56,000	$15,732
Neste Oil OYJ	1,248	23,578
OMV AG	521	23,143
Origin Energy Ltd.	1,168	19,133
Paladin Energy Ltd.*	3,741	18,239
Repsol YPF SA	728	22,931
Royal Dutch Shell PLC	584	20,565
Santos Ltd.	1,476	19,881
Showa Shell Sekiyu KK	2,000	17,356
Statoil ASA	888	21,554
Total SA	364	21,317
Tullow Oil PLC	985	20,952
Woodside Petroleum Ltd.	436	18,101

Total Oil, Gas & Consumable Fuels		490,059

Paper & Forest Products 0.8%
Holmen AB	592	22,537
Nippon Paper Group, Inc.	800	20,857
OJI Paper Co., Ltd.	4,000	18,699
Stora Enso OYJ	2,040	24,305
Svenska Cellulosa AB	1,209	21,152
UPM-Kymmene OYJ	1,184	24,414

Total Paper & Forest Products		131,964

Personal Products 0.4%
Beiersdorf AG	300	16,460
Kao Corp.	800	20,945
L’Oreal SA	168	19,532
Shiseido Co., Ltd.	800	16,131

Total Personal Products		73,068

Pharmaceuticals 2.5%
Astellas Pharma, Inc.	400	15,306
AstraZeneca PLC	380	18,446
Bayer AG	244	18,017
Chugai Pharmaceutical Co., Ltd.	1,200	22,131
Daiichi Sankyo Co., Ltd.	800	17,400
Dainippon Sumitomo Pharma Co., Ltd.	2,000	17,991
Eisai Co., Ltd.	400	13,880
Elan Corp. PLC ADR*	3,421	23,092
GlaxoSmithKline PLC	932	16,847
Hisamitsu Pharmaceutical Co., Inc.	400	16,160
Merck KGaA	224	19,194
Novartis AG	328	18,343
Novo Nordisk A/S	176	19,858
Ono Pharmaceutical Co., Ltd.	400	19,480
Orion OYJ	865	19,579
Roche Holding AG	128	19,561
Sanofi-Aventis SA	289	19,761
Santen Pharmaceutical Co., Ltd.	400	14,383
Shionogi & Co., Ltd.	800	14,725
Shire PLC	753	19,865
Takeda Pharmaceutical Co., Ltd.	400	19,285
Teva Pharmaceutical Industries Ltd. ADR	352	19,237
Tsumura & Co.	400	12,606
UCB SA	544	19,485

Total Pharmaceuticals		434,632

Professional Services 0.8%
Adecco SA	304	19,783
Bureau Veritas SA	240	17,436
Capita Group PLC (The)	1,736	18,881
Experian PLC	1,540	19,117
Intertek Group PLC	624	17,361
Randstad Holding NV*	384	20,990
SGS SA	12	19,616

Total Professional Services		133,184

Real Estate Investment Trusts (REITs) 2.6%
Ascendas Real Estate Investment Trust	12,000	19,594
British Land Co. PLC	2,350	19,517
Capital Shopping Centres Group PLC	2,888	17,005
CapitaMall Trust	12,000	17,812
CFS Retail Property Trust	10,259	18,564
Corio NV	304	19,853
Dexus Property Group	23,542	19,481
Fonciere Des Regions	192	19,340
Gecina SA	172	20,589
Goodman Group	28,695	19,025
GPT Group	6,606	19,495
Hammerson PLC	2,876	19,772
ICADE	188	20,437
Japan Retail Fund Investment Corp.	12	22,072
Klepierre	556	20,246
Land Securities Group PLC	1,797	19,414
Link REIT (The)	6,000	18,818
Mirvac Group	14,346	17,736
Nomura Real Estate Office Fund, Inc.	4	28,463
Segro PLC	4,136	19,762
Stockland	5,001	17,950
Unibail-Rodamco SE	100	19,112
Westfield Group	1,512	14,833
Westfield Retail Trust*	1,134	2,996

Total Real Estate Investment Trusts (REITs)		451,886

Real Estate Management & Development 2.6%
Aeon Mall Co., Ltd.	800	20,984
CapitaLand Ltd.	8,000	22,500
CapitaMalls Asia Ltd.	12,000	17,531
Daito Trust Construction Co., Ltd.	400	28,073
Global Logistic Properties Ltd.*	12,000	19,500
Hang Lung Group Ltd.	4,000	25,270
Hang Lung Properties Ltd.	4,000	17,548
Henderson Land Development Co. Ltd.	4,000	27,733
Hysan Development Co., Ltd.	4,000	19,087
IMMOFINANZ AG*	4,948	21,843
Keppel Land Ltd.	4,000	14,000
Kerry Properties Ltd.	4,000	21,371
Lend Lease Group	2,424	21,291
New World Development Ltd.	8,000	15,147
Nomura Real Estate Holdings, Inc.	1,200	21,853
NTT Urban Development Corp.	20	20,652
Sino Land Co. Ltd.	8,000	15,126
Swire Pacific Ltd. — Class A	2,000	31,453
Tokyo Tatemono Co., Ltd.	4,000	18,406
Tokyu Land Corp.	4,000	20,554
Wharf Holdings Ltd.	4,000	30,222

Total Real Estate Management & Development		450,144

Road & Rail 2.2%
Asciano Ltd.*	11,333	18,135
Central Japan Railway Co.	4	33,785
DSV A/S	892	18,652
East Japan Railway Co.	400	26,462
Firstgroup PLC	3,128	18,743
Keikyu Corp.	4,000	34,273
Keio Corp.	4,000	26,901
Keisei Electric Railway Co., Ltd.	4,000	27,096
Kintetsu Corp.	8,000	24,704
MTR Corp.	4,000	14,623
Nippon Express Co., Ltd.	4,000	16,893
Odakyu Electric Railway Co., Ltd.	4,000	37,154
QR National Ltd.*	6,561	18,316
Tobu Railway Co., Ltd.	4,000	22,116
Tokyu Corp.	4,000	18,162

7

RYDEX MSCI EAFE EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2011

		Market
	Shares	Value

West Japan Railway Co.	4	$15,281

Total Road & Rail		371,296

Semiconductors & Semiconductor Equipment 1.6%
Advantest Corp.	800	16,394
ARM Holdings PLC	2,856	23,605
ASM Pacific Technology Ltd.	2,000	23,872
ASML Holding NV	540	22,580
Elpida Memory, Inc.*	1,600	23,200
Infineon Technologies AG*	1,976	20,917
Renewable Energy Corp. ASA*	7,089	22,718
Rohm Co. Ltd.	400	25,925
Shinko Electric Industries Co., Ltd.	1,600	18,064
STMicroelectronics NV	1,960	23,752
Sumco Corp.*	1,200	18,323
Tokyo Electron Ltd.	400	26,120

Total Semiconductors & Semiconductor Equipment		265,470

Software 1.0%
Autonomy Corp. PLC*	848	20,320
Dassault Systemes SA	256	20,132
Konami Corp.	800	16,023
NICE Systems Ltd. ADR*	576	18,847
Oracle Corp. Japan	400	18,333
Sage Group PLC (The)	4,396	20,779
SAP AG	376	21,764
Square Enix Holdings Co., Ltd.	800	13,963
Trend Micro, Inc.*	400	12,088

Total Software		162,249

Specialty Retail 0.8%
ABC-Mart, Inc.	400	14,569
Esprit Holdings Ltd.	3,600	17,063
Hennes & Mauritz AB	521	17,145
Inditex SA	232	17,554
Kingfisher PLC	4,813	19,427
Nitori Holdings Co., Ltd.	200	16,770
USS Co., Ltd.	240	19,275
Yamada Denki Co., Ltd.	280	19,036

Total Specialty Retail		140,839

Textiles, Apparel & Luxury Goods 1.2%
Adidas AG	280	17,463
Billabong International Ltd.	2,172	17,584
Burberry Group PLC	1,136	19,542
Christian Dior SA	128	17,610
Cie Financiere Richemont SA-Class A	324	17,706
Hermes International	92	18,592
Luxottica Group SpA	660	20,034
LVMH Moet Hennessy Louis Vuitton SA	116	18,138
Puma AG Rudolf Dassler Sport	57	17,849
Swatch Group AG (The)	44	17,728
Yue Yuen Industrial Holdings Ltd.	6,000	20,665

Total Textiles, Apparel & Luxury Goods		202,911

Tobacco 0.4%
British American Tobacco PLC	488	18,017
Imperial Tobacco Group PLC	600	17,145
Japan Tobacco, Inc.	4	15,037
Swedish Match AB	632	18,252

Total Tobacco		68,451

Trading Companies & Distributors 1.4%
Brenntag AG*	200	18,980
Bunzl PLC	1,612	19,636
ITOCHU Corp.	2,000	21,775
Marubeni Corp.	4,000	30,123
Mitsubishi Corp.	800	22,312
Mitsui & Co., Ltd.	1,200	20,212
Noble Group Ltd.	12,000	20,437
Sojitz Corp.	9,200	20,325
Sumitomo Corp.	1,200	17,298
Toyota Tsusho Corp.	1,200	21,135
Wolseley PLC*	656	22,875

Total Trading Companies & Distributors		235,108

Transportation Infrastructure 0.9%
Abertis Infraestructuras SA	1,101	21,631
Atlantia SpA	896	20,416
Brisa Auto-Estradas de Portugal SA	2,740	19,970
Fraport AG Frankfurt Airport Services Worldwide	296	20,867
Groupe Eurotunnel SA	2,052	19,952
Koninklijke Vopak NV	384	18,592
MAp Group	6,041	18,008
Transurban Group	3,533	18,387

Total Transportation Infrastructure		157,823

Water Utilities 0.1%
Severn Trent PLC	780	17,091

Total Water Utilities		17,091

Wireless Telecommunication Services 0.9%
Cellcom Israel Ltd.	528	16,125
KDDI Corp.	4	22,507
Millicom International Cellular SA	200	18,942
Mobistar SA	300	18,757
NTT DoCoMo, Inc.	12	21,457
Partner Communications Co., Ltd. ADR	852	16,188
Softbank Corp.	400	13,783
Vodafone Group PLC	7,036	19,762

Total Wireless Telecommunication Services		147,521

Total Common Stocks (Cost $16,239,143)		16,950,655

RIGHTS 0.0%(a)

Commercial Banks 0.0%(a)
Banco Popolare SC*	4,252	5,742
Banco Santander SA*	1,852	351

Total Commercial Banks		6,093

Hotels, Restaurants & Leisure 0.0%(a)
Shangri-La Asia Ltd.*	333	36

Total Hotels, Restaurants & Leisure		36

Total Rights (Cost $5,111)		6,129

SHORT TERM INVESTMENTS 0.5%

SSgA Government Money Market Fund	76,398	76,398

Total Short Term Investments (Cost $76,398)		76,398

Total Investments 100.0%(b) (Cost $16,320,652)		17,033,182

Other Assets in Excess of Liabilities — 0.0%(a)		4,073

Net Assets — 100.0%		$17,037,255

*	Non-Income Producing Security.

(a)	Amount represents less than 0.05% of net assets.

(b)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

ADR	— American Depositary Receipt

REIT	— Real Estate Investment Trust

8

RYDEX MSCI EAFE EQUAL WEIGHT ETF
INVESTMENT CONCENTRATION
At January 31, 2011, the investment diversification of the Portfolio was as follows:

Country	% of Net Assets

Japan	35.3%
Britain	10.5
France	7.7
Australia	6.8
Germany	5.2
Spain	4.2
Switzerland	3.3
Sweden	3.1
Netherlands	3.0
Italy	2.9
Hong Kong	2.6
Singapore	2.3
Finland	2.0
Belgium	1.4
Israel	1.3
Denmark	1.1
Austria	1.0
Bermuda	1.0
Norway	1.0
Ireland	0.7
Jersey	0.7
Portugal	0.7
Cayman Islands	0.6
United States	0.6
Luxembourg	0.4
New Zealand	0.2
Greece	0.1
Guernsey	0.1
Isle Of Man	0.1
Mauritius	0.1

Total Investments	100.0%

RYDEX MSCI EMERGING MARKETS EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2011

		Market
	Shares	Value

COMMON STOCKS 92.0%

Aerospace & Defense 0.2%
Embraer SA ADR	642	$21,186

Total Aerospace & Defense		21,186

Air Freight & Logistics 0.1%
Glovis Co. Ltd.*	120	16,695

Total Air Freight & Logistics		16,695

Airlines 1.6%
Air China Ltd. — Class H*	18,000	18,541
AirAsia BHD*	22,500	20,211
China Airlines Ltd.*	24,000	18,433
China Southern Airlines Co. Ltd. — Class H*	24,000	12,253
Eva Airways Corp.*	18,000	20,892
Gol Linhas Aereas Inteligentes SA ADR	1,155	16,724
Korean Air Lines Co. Ltd.	264	17,116
Lan Airlines SA ADR	608	17,054
TAM SA ADR	768	16,896
Thai Airways International PCL	10,200	12,381
Turk Hava Yollari*	5,161	16,676

Total Airlines		187,177

Auto Components 0.8%
Cheng Shin Rubber Industry Co. Ltd.	9,000	19,931
Hankook Tire Co. Ltd.	630	15,535
Hyundai Mobis*	69	15,907
Mando Corp.	144	18,621
Nan Kang Rubber Tire Co. Ltd.*	12,000	19,094

Total Auto Components		89,088

Automobiles 1.7%
Astra International Tbk PT	3,000	16,213
Brilliance China Automotive Holdings Ltd.*	24,000	18,010
Byd Co. Ltd. — Class H	3,000	14,662
China Motor Corp.	21,000	19,926
Dongfeng Motor Group Co. Ltd. — Class H	12,000	21,181
Geely Automobile Holdings Ltd.	30,000	14,084
Great Wall Motor Co. Ltd. — Class H	15,000	23,628
Guangzhou Automobile Group Co. Ltd. — Class H	12,000	15,393
Hyundai Motor Co.	111	17,720
Kia Motors Corp.	390	19,025
Yulon Motor Co. Ltd.	9,000	18,877

Total Automobiles		198,719

Beverages 1.2%
Cia Cervecerias Unidas SA ADR	333	18,072
Cia de Bebidas das Americas ADR	690	18,423
Coca-Cola Femsa SAB de CV ADR	231	18,291
Embotelladoras Arca SAB de CV	4,363	23,259
Fomento Economico Mexicano SAB de CV ADR	330	17,513
Grupo Modelo SAB de CV	3,178	19,537
Tsingtao Brewery Co. Ltd. — Class H	6,000	27,553

Total Beverages		142,648

Building Products 0.1%
KCC Corp.	57	17,334

Total Building Products		17,334

Capital Markets 1.4%
Daewoo Securities Co. Ltd.	810	18,926
Hyundai Securities Co.	1,530	19,307
KGI Securities Co. Ltd.	39,000	22,633
Polaris Securities Co. Ltd.	33,000	23,185
Samsung Securities Co. Ltd.	288	22,679
Tong Yang Securities, Inc.	2,160	17,318
Woori Investment & Securities Co. Ltd.	990	19,027
Yuanta Financial Holding Co. Ltd.	33,000	26,766

Total Capital Markets		169,841

Chemicals 4.1%
Braskem SA ADR	872	22,001
Cheil Industries, Inc.	177	18,942
China BlueChemical Ltd.	24,000	19,826
China Petrochemical Development Corp.*	21,000	23,904
Formosa Chemicals & Fibre Corp.	6,000	21,904
Formosa Plastics Corp.	6,000	20,520
Hanwha Chem Corp.*	600	21,645
Hanwha Corp.*	420	21,388
Honam Petrochemical Corp.	78	25,112
Huabao International Holdings Ltd.	12,000	17,764
Hyosung Corp.*	177	14,522
LCY Chemical Corp.	9,000	23,092
LG Chem Ltd.	48	17,979
Mexichem SAB de CV	5,481	19,517
Nan Ya Plastics Corp.	9,000	24,952
OCI Co. Ltd.*	63	21,294
PTT Chemical PCL	3,600	16,255
Sinofert Holdings Ltd.*	36,000	19,996
Sinopec Shanghai Petrochemical Co. Ltd. — Class H	42,000	25,537
Sociedad Quimica y Minera de Chile SA ADR	369	19,734
Taiwan Fertilizer Co. Ltd.	6,000	22,627
TSRC Corp.	9,000	23,495
Uralkali GDR	693	26,299

Total Chemicals		488,305

Commercial Banks 9.7%
ABSA Group Ltd.	1,029	19,061
Agricultural Bank of China Ltd. — Class H*	36,000	17,733
Akbank TAS	3,316	15,555
Asya Katilim Bankasi AS	9,005	15,728
Banco Bradesco SA ADR	932	17,633
Banco do Brasil SA	978	17,393
Banco do Estado do Rio Grande do Sul	1,649	16,161
Banco Santander Brasil SA ADS	1,434	16,634
Banco Santander Chile ADR	204	17,316
BanColombia SA ADR	303	17,707
Bangkok Bank PCL	3,900	18,998
Bank Central Asia Tbk PT	27,000	16,860
Bank Mandiri Tbk PT	25,500	16,769
Bank Negara Indonesia Persero Tbk PT	42,000	14,970
Bank of Ayudhya PCL	25,200	20,065
Bank of China Ltd. — Class H	33,000	17,144
Bank of Communications Co. Ltd. — Class H	18,000	17,156
Bank Pekao SA	318	18,960
Bank Rakyat Indonesia Persero Tbk PT	33,000	17,689
Bank Zachodni WBK SA	276	21,046
Chang Hwa Commercial Bank	30,000	25,520
China Citic Bank Corp. Ltd. — Class H	27,000	17,594
China Construction Bank Corp. — Class H	21,000	18,452
China Merchants Bank Co. Ltd. — Class H	7,500	17,663
China Minsheng Banking Corp. Ltd. — Class H	21,000	17,806
Chinatrust Financial Holding Co. Ltd.	33,000	28,186
CIMB Group Holdings BHD	6,900	18,887
Credicorp Ltd.	156	16,265
First Financial Holding Co. Ltd.	30,000	27,587
Grupo Financiero Banorte SAB de CV	4,339	19,257
Hana Financial Group, Inc.	510	20,194

RYDEX MSCI EMERGING MARKETS EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011

		Market
	Shares	Value

Industrial & Commercial Bank of China — Class H	24,000	$17,856
Industrial Bank of Korea*	1,170	17,686
Itau Unibanco Holding SA ADR	803	17,265
Itausa — Investimentos Itau SA	2,480	17,473
Kasikornbank PCL	4,500	17,187
KB Financial Group, Inc. ADR*	354	18,433
Komercni Banka AS	90	21,482
Korea Exchange Bank	1,710	16,013
Krung Thai Bank PCL	35,100	17,950
Malayan Banking BHD	6,900	19,608
Mega Financial Holding Co. Ltd.	30,000	24,384
Metropolitan Bank & Trust	11,870	17,394
Nedbank Group Ltd.	1,064	18,857
OTP Bank PLC*	822	22,968
Powszechna Kasa Oszczednosci Bank Polski SA	1,347	19,326
Public Bank BHD	4,500	19,696
Shinhan Financial Group Co. Ltd. ADR*	213	19,002
Siam Commercial Bank PCL	5,400	16,430
SinoPac Financial Holdings Co. Ltd.	51,000	24,766
Standard Bank Group Ltd.	1,299	19,036
Taishin Financial Holding Co. Ltd.*	42,000	24,446
Taiwan Business Bank*	57,000	26,502
Taiwan Cooperative Bank	27,000	22,922
Turkiye Garanti Bankasi AS	3,382	15,063
Turkiye Halk Bankasi AS	1,994	15,734
Turkiye Is Bankasi	4,843	15,225
Turkiye Vakiflar Bankasi Tao	6,759	16,654
VTB Bank OJSC GDR	2,939	21,029
Woori Finance Holdings Co. Ltd.*	1,320	16,716
Yapi ve Kredi Bankasi AS*	5,421	15,859

Total Commercial Banks		1,150,951

Communications Equipment 0.2%
ZTE Corp. — Class H	5,400	21,300

Total Communications Equipment		21,300

Computers & Peripherals 2.2%
Acer, Inc.	6,000	16,387
Asustek Computer, Inc.	3,000	27,070
Catcher Technology Co. Ltd.	6,000	24,901
Chicony Electronics Co. Ltd.	9,000	19,714
Clevo Co.	9,000	19,838
Compal Electronics, Inc.	15,000	19,889
Foxconn Technology Co. Ltd.	6,000	24,281
Lenovo Group Ltd.	30,000	17,394
Pegatron Corp.*	15,000	20,716
Qisda Corp.*	30,000	21,284
Quanta Computer, Inc.	9,000	19,063
Simplo Technology Co. Ltd.	2,000	14,189
Wistron Corp.	9,000	17,668

Total Computers & Peripherals		262,394

Construction & Engineering 2.5%
Aveng Ltd.	3,253	17,226
China Communications Construction Co. Ltd. — Class H	21,000	16,971
China Railway Construction Corp. Ltd. — Class H	16,500	20,276
China Railway Group Ltd. — Class H	27,000	19,568
Daelim Industrial Co. Ltd.*	174	19,320
Daewoo Engineering & Construction Co. Ltd.*	1,620	19,938
Doosan Heavy Industries and Construction Co. Ltd.	231	16,234
Gamuda BHD	16,100	20,036
GS Engineering & Construction Corp.	189	20,058
Hyundai Development Co.*	570	18,986
Hyundai Engineering & Construction Co. Ltd.*	297	23,017
IJM Corp. BHD	10,200	21,823
Metallurgical Corp. of China Ltd. — Class H*	42,000	18,533
Murray & Roberts Holdings Ltd.	3,448	14,935
Orascom Construction Industries GDR	422	14,048
Samsung Engineering Co. Ltd.	102	17,920

Total Construction & Engineering		298,889

Construction Materials 1.9%
Anhui Conch Cement Co. Ltd. — Class H	6,000	27,707
Asia Cement Corp.	21,000	23,216
BBMG Corp. — Class H	13,500	18,252
Cemex SAB de CV ADR*	2,069	19,594
China National Building Material Co. Ltd. — Class H	6,000	14,931
China Resources Cement Holdings Ltd.*	24,000	18,225
China Shanshui Cement Group Ltd.	24,000	18,749
Indocement Tunggal Prakarsa Tbk PT	10,500	15,725
Pretoria Portland Cement Co. Ltd.	4,081	17,734
Semen Gresik Persero Tbk PT	18,000	15,418
Siam Cement PCL	1,800	19,401
Taiwan Cement Corp.	18,000	19,435

Total Construction Materials		228,387

Consumer Finance 0.3%
Banco Compartamos SA de CV	2,249	17,566
Samsung Card Co.	297	14,674

Total Consumer Finance		32,240

Containers & Packaging 0.2%
Klabin SA	6,562	22,274

Total Containers & Packaging		22,274

Distributors 0.1%
Imperial Holdings Ltd.	1,085	16,633

Total Distributors		16,633

Diversified Consumer Services 0.1%
Anhanguera Educacional Participacoes SA	809	17,090

Total Diversified Consumer Services		17,090

Diversified Financial Services 1.4%
African Bank Investments Ltd.	3,775	19,191
AMMB Holdings BHD	9,600	20,790
BM&Fbovespa SA	2,463	17,148
China Everbright Ltd.	6,000	12,468
FirstRand Ltd.	6,616	17,959
Fubon Financial Holding Co. Ltd.	15,000	20,974
Haci Omer Sabanci Holding AS	3,800	16,166
Remgro Ltd.	1,280	19,521
RMB Holdings Ltd.	3,757	20,077

Total Diversified Financial Services		164,294

Diversified Telecommunication Services 2.5%
Brasil Telecom SA ADR	909	21,280
China Communications Services Corp. Ltd. — Class H	30,000	18,356
China Telecom Corp. Ltd. — Class H	36,000	21,427
China Unicom Hong Kong Ltd. ADR	1,391	22,896
Chunghwa Telecom Co. Ltd. ADR	619	18,489
KT Corp. ADR*	798	15,705
Magyar Telekom Telecommunications PLC	7,437	20,201
Tele Norte Leste Participacoes SA ADR	1,328	21,009
Telefonica O2 Czech Republic AS	966	22,068
Telefonos de Mexico SAB de CV ADR	1,170	20,253
Telekom Malaysia BHD	17,100	20,722

2

RYDEX MSCI EMERGING MARKETS EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011

		Market
	Shares	Value

Telekomunikacja Polska SA	3,581	$20,976
Telekomunikasi Indonesia Tbk PT ADR	519	17,449
Telkom SA Ltd.	3,778	18,511
Turk Telekomunikasyon AS	4,489	18,425

Total Diversified Telecommunication Services		297,767

Electric Utilities 2.1%
Centrais Eletricas Brasileiras SA ADR	1,397	18,701
CEZ AS	480	22,610
Cia Energetica de Minas Gerais ADR	1,095	18,089
Cia Paranaense de Energia ADR	746	19,090
CPFL Energia SA ADR	264	19,856
EDP — Energias do Brasil SA	876	19,605
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	1,038	20,160
Enersis SA ADR	786	16,317
Federal Hydrogenerating Co. JSC ADR*	3,542	17,568
Korea Electric Power Corp. ADR*	1,365	17,377
PGE Polska Grupa Energetyczna SA	2,574	20,543
Tauron Polska Energia SA*	9,340	20,516
Tenaga Nasional BHD	8,625	17,326

Total Electric Utilities		247,758

Electrical Equipment 1.3%
China High Speed Transmission Equipment Group Co. Ltd.	12,000	18,533
Dongfang Electric Corp. Ltd. — Class H	4,200	17,806
LS Corp.	189	17,277
LS Industrial Systems Co. Ltd.	231	15,739
Shanghai Electric Group Co. Ltd. — Class H	30,000	18,048
Teco Electric and Machinery Co. Ltd.	33,000	20,685
Walsin Lihwa Corp.*	33,000	20,003
Zhuzhou CSR Times Electric Co. Ltd. — Class H	6,000	23,090

Total Electrical Equipment		151,181

Electronic Equipment, Instruments & Components 3.4%
AU Optronics Corp. ADR*	1,881	18,058
Cheng Uei Precision Industry Co. Ltd.	9,000	20,086
Chimei Innolux Corp.*	15,000	18,985
Coretronic Corp.	15,000	25,521
Delta Electronics, Inc.	3,000	13,897
E Ink Holdings, Inc.*	9,000	16,397
Everlight Electronics Co. Ltd.	6,000	18,267
Hon Hai Precision Industry Co. Ltd. GDR	2,615	23,195
Kingboard Chemical Holdings Ltd.	4,500	25,629
LG Display Co. Ltd. ADR*	954	16,170
LG Innotek Co. Ltd.	147	18,419
Nan Ya Printed Circuit Board Corp.	6,000	22,628
Samsung Electro-Mechanics Co. Ltd.	153	17,738
Samsung SDI Co. Ltd.	114	15,860
Synnex Technology International Corp.	9,000	23,743
Tripod Technology Corp.	3,000	13,897
Unimicron Technology Corp.	12,000	25,004
Wintek Corp.*	12,000	20,664
WPG Holdings Ltd.	12,000	23,640
Young Fast Optoelectronics Co. Ltd.	3,000	30,067

Total Electronic Equipment, Instruments & Components		407,865

Energy Equipment & Services 0.4%
China Oilfield Services Ltd. — Class H	12,000	23,213
TMK OAO GDR*	932	18,733

Total Energy Equipment & Services		41,946

Food & Staples Retailing 2.1%
Alliance Global Group, Inc.	72,600	18,818
BIM Birlesik Magazalar AS	551	17,735
China Resources Enterprise Ltd.	6,000	23,513
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	444	16,943
CP ALL PCL	13,800	17,197
Magnit OJSC GDR	708	18,528
Massmart Holdings Ltd.	947	18,841
Pick n Pay Stores Ltd.	2,822	16,822
President Chain Store Corp.	6,000	25,624
Shinsegae Co. Ltd.	33	16,952
Shoprite Holdings Ltd.	1,374	17,051
Spar Group Ltd.(The)	1,311	16,581
Wal-Mart de Mexico SAB de CV	6,645	18,411

Total Food & Staples Retailing		243,016

Food Products 3.1%
BRF — Brasil Foods SA ADR	1,227	20,430
Chaoda Modern Agriculture Holdings Ltd.	24,000	17,117
Charoen Pokphand Foods PCL	22,700	16,091
Charoen Pokphand Indonesia Tbk PT	84,500	13,915
China Agri-Industries Holdings Ltd.	15,000	16,047
China Mengniu Dairy Co. Ltd.	6,000	16,740
China Yurun Food Group Ltd.	6,000	19,395
CJ CheilJedang Corp.	90	15,451
Cosan SA Industria e Comercio	1,224	19,040
Grupo Bimbo SAB de CV	2,297	19,344
Indofood Sukses Makmur Tbk PT	37,500	19,480
IOI Corp. BHD	10,200	19,124
JBS SA	4,907	18,474
Kuala Lumpur Kepong Bhd	3,000	20,911
Marfrig Alimentos SA	2,463	19,841
Tiger Brands Ltd.	714	18,496
Tingyi Cayman Islands Holding Corp.	6,000	14,685
Uni-President Enterprises Corp.	15,000	20,613
Want Want China Holdings Ltd.	24,000	19,949
Wimm-Bill-Dann Foods OJSC ADR	792	26,192

Total Food Products		371,335

Gas Utilities 0.4%
China Gas Holdings Ltd.(a)	36,000	15,655
ENN Energy Holdings Ltd.	6,000	17,856
Perusahaan Gas Negara PT	39,000	18,211

Total Gas Utilities		51,722

Health Care Equipment & Supplies 0.3%
Shandong Weigao Group Medical Polymer Co. Ltd. — Class H	12,000	31,094

Total Health Care Equipment & Supplies		31,094

Health Care Providers & Services 0.7%
Amil Participacoes SA	1,920	18,462
Diagnosticos da America SA	1,461	17,680
Netcare Ltd.	9,048	18,209
Odontoprev SA	1,266	17,023
Sinopharm Group Co. — Class H	4,800	16,963

Total Health Care Providers & Services		88,337

Hotels, Restaurants & Leisure 0.3%
Genting BHD	5,700	19,847
Genting Malaysia BHD	18,300	19,905

Total Hotels, Restaurants & Leisure		39,752

Household Durables 1.9%
Arcelik AS	3,634	18,905
Brookfield Incorporacoes SA	3,950	18,129
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,482	16,305
Desarrolladora Homex SAB de CV ADR*	557	16,983
Gafisa SA ADR	1,302	16,301
LG Electronics, Inc.	183	19,095
MRV Engenharia e Participacoes SA	1,898	15,993

3

RYDEX MSCI EMERGING MARKETS EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011

		Market
	Shares	Value

PDG Realty SA Empreendimentos e Participacoes	3,093	$17,042
Rossi Residencial SA	2,121	16,617
Skyworth Digital Holdings Ltd.	36,000	22,443
Steinhoff International Holdings Ltd.*	6,163	19,982
Tatung Co. Ltd.*	78,000	18,321
Woongjin Coway Co. Ltd.	450	14,006

Total Household Durables		230,122

Household Products 0.2%
LG Household & Health Care Ltd.	51	18,512

Total Household Products		18,512

Independent Power Producers & Energy Traders 1.6%
Aboitiz Power Corp.	24,900	15,601
AES Tiete SA	1,368	19,195
China Longyuan Power Group Corp. — Class H*	21,000	18,857
China Resources Power Holdings Co. Ltd.	12,000	20,996
Cia Energetica de Sao Paulo	1,121	19,073
Datang International Power Generation Co. Ltd. — Class H	54,000	18,841
Empresa Nacional de Electricidad SA ADR	327	17,069
Energy Development Corp.	146,900	19,204
Huaneng Power International, Inc. — Class H	36,000	19,996
Tractebel Energia SA	1,187	18,301

Total Independent Power Producers & Energy Traders		187,133

Industrial Conglomerates 2.3%
Alfa SAB de CV	2,027	22,019
Beijing Enterprises Holdings Ltd.	3,000	17,587
Bidvest Group Ltd.	881	18,835
Citic Pacific Ltd.	9,000	24,186
Doosan Corp.	135	20,106
Enka Insaat ve Sanayi AS	5,182	19,588
Far Eastern New Century Corp.	12,000	20,478
KOC Holding AS	3,992	16,285
LG Corp.	228	17,324
Samsung Techwin Co. Ltd.	174	14,540
Shanghai Industrial Holdings Ltd.	6,000	24,129
Sime Darby BHD	6,900	20,713
SK Holdings Co. Ltd.	150	22,206
SM Investments Corp.	1,680	17,828

Total Industrial Conglomerates		275,824

Insurance 2.5%
Cathay Financial Holding Co. Ltd.	12,000	22,318
China Life Insurance Co. Ltd. — Class H	6,000	23,320
China Life Insurance Co. Ltd/Taiwan	24,000	25,211
China Pacific Insurance Group Co. Ltd. — Class H	4,800	18,995
China Taiping Insurance Holdings Co. Ltd.*	6,000	16,817
Discovery Holdings Ltd.	3,404	17,859
Korea Life Insurance Co. Ltd.	2,550	17,738
MMI Holdings Ltd.	372	850
PICC Property & Casualty Co. Ltd. — Class H*	12,000	15,008
Ping An Insurance Group Co. of China Ltd. — Class H	1,500	14,864
Porto Seguro SA	1,248	19,391
Powszechny Zaklad Ubezpieczen SA	162	19,487
Samsung Fire & Marine Insurance Co. Ltd.	99	20,439
Samsung Life Insurance Co. Ltd.	195	17,912
Sanlam Ltd.	5,107	19,347
Shin Kong Financial Holding Co. Ltd.*	51,000	25,908

Total Insurance		295,464

Internet & Catalog Retail 0.2%
B2W Cia Global Do Varejo	1,056	17,828

Total Internet & Catalog Retail		17,828

Internet Software & Services 0.5%
Alibaba.com Ltd.	12,000	23,705
NHN Corp.*	96	17,123
Tencent Holdings Ltd.	900	23,321

Total Internet Software & Services		64,149

IT Services 0.5%
Cielo SA	2,159	15,960
Redecard SA	1,440	17,727
SK C&C Co. Ltd.	213	19,376

Total IT Services		53,063

Machinery 2.0%
China National Materials Co. Ltd.	21,000	18,021
China Rongsheng Heavy Industry Group Co. Ltd.*	18,000	16,394
CSR Corp. Ltd.	15,000	21,550
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	630	22,980
Doosan Infracore Co. Ltd.*	750	19,999
Hanjin Heavy Industries & Construction Co. Ltd.*	510	17,465
Hyundai Heavy Industries Co. Ltd.	51	22,059
Hyundai Mipo Dockyard	108	19,793
Lonking Holdings Ltd.	30,000	17,510
Samsung Heavy Industries Co. Ltd.	570	21,681
United Tractors Tbk PT	7,500	17,697
Weichai Power Co. Ltd. — Class H	3,000	20,377

Total Machinery		235,526

Marine 1.3%
China COSCO Holdings Co. Ltd. — Class H*	16,500	17,800
China Shipping Container Lines Co. Ltd. — Class H*	45,000	20,781
China Shipping Development Co. Ltd. — Class H(a)	12,000	14,577
Evergreen Marine Corp. Taiwan Ltd.*	24,000	25,210
Hanjin Shipping Co. Ltd.	510	16,829
Hyundai Merchant Marine Co. Ltd.*	450	13,464
STX Pan Ocean Co. Ltd.*	1,590	15,385
Yang Ming Marine Transport Corp.*	24,000	24,219

Total Marine		148,265

Media 0.5%
BEC World PCL	16,100	16,416
Grupo Televisa SA ADR*	803	19,320
Naspers Ltd.	375	19,481

Total Media		55,217

Metals & Mining 7.1%
African Rainbow Minerals Ltd.	711	20,845
Aluminum Corp. of China Ltd. ADR*	846	20,938
Aneka Tambang Tbk PT	73,500	17,668
Angang Steel Co. Ltd. Class H	12,000	17,671
Anglo Platinum Ltd.*	201	19,680
AngloGold Ashanti Ltd. ADR	399	17,173
ArcelorMittal South Africa Ltd.	1,766	20,169
Bradespar SA	759	20,738
China Steel Corp.	18,000	20,954
China Zhongwang Holdings Ltd.	34,800	16,695
Cia de Minas Buenaventura SA ADR	369	15,129
Cia Siderurgica Nacional SA ADR	1,196	20,404
Dongkuk Steel Mill Co. Ltd.	660	21,131
Eregli Demir ve Celik Fabrikalari TAS*	5,581	17,546

4

RYDEX MSCI EMERGING MARKETS EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011

		Market
	Shares	Value

Exxaro Resources Ltd.	1,053	$21,045
Fushan International Energy Group Ltd.	30,000	20,319
Gerdau SA ADR	1,610	21,332
Gold Fields Ltd. ADR	1,121	17,790
Grupo Mexico SAB de CV	5,500	21,434
Harmony Gold Mining Co. Ltd. ADR	1,652	18,023
Hidili Industry International Development Ltd.	21,000	17,941
Hyundai Steel Co.*	174	21,570
Impala Platinum Holdings Ltd.	654	18,571
Industrias Penoles SAB de CV	597	19,740
International Nickel Indonesia Tbk PT	37,500	19,065
Jiangxi Copper Co. Ltd. — Class H	6,000	19,164
KGHM Polska Miedz SA	432	25,335
Korea Zinc Co. Ltd.	69	18,276
Kumba Iron Ore Ltd.	333	20,882
Maanshan Iron & Steel — Class H	36,000	20,088
Mechel ADR	798	25,161
Metalurgica Gerdau SA	1,382	21,052
MMC Norilsk Nickel OJSC ADR	938	23,788
MMX Mineracao e Metalicos SA*	2,634	15,757
Novolipetsk Steel OJSC GDR	504	21,501
Polyus Gold OJSC ADR	543	18,272
POSCO ADR	165	16,853
Severstal OAO GDR	1,322	23,862
Southern Copper Corp.	447	20,034
Usinas Siderurgicas de Minas Gerais SA	1,719	19,960
Vale SA ADR	591	20,584
Zhaojin Mining Industry Co. Ltd.	4,500	16,480
Zijin Mining Group Co. Ltd. — Class H	18,000	14,223

Total Metals & Mining		844,843

Multiline Retail 1.2%
Far Eastern Department Stores Co. Ltd.	15,000	26,812
Golden Eagle Retail Group Ltd.	6,000	16,470
Hyundai Department Store Co. Ltd.*	159	18,576
Lojas Americanas SA	1,979	15,836
Lojas Renner SA	537	15,532
Lotte Shopping Co. Ltd.	39	15,756
Parkson Retail Group Ltd.	12,000	20,442
Woolworths Holdings Ltd/South Africa	5,020	16,430

Total Multiline Retail		145,854

Oil, Gas & Consumable Fuels 6.2%
Adaro Energy Tbk PT	73,500	18,278
Banpu PCL	750	17,818
Bumi Resources Tbk PT	63,000	18,974
China Coal Energy Co. Ltd. Class H	12,000	17,517
China Petroleum & Chemical Corp. — Class H	24,000	26,445
China Shenhua Energy Co. Ltd. — Class H	4,500	18,270
CNOOC Ltd. ADR	87	19,371
Ecopetrol SA ADR	465	19,874
Formosa Petrochemical Corp.	6,000	19,466
Gazprom OAO ADR	840	22,226
GS Holdings	300	22,287
Indo Tambangraya Megah PT	3,000	15,351
IRPC PCL	122,400	20,007
Kunlun Energy Co. Ltd.	12,000	17,517
Lukoil OAO ADR	339	20,747
MOL Hungarian Oil and Gas PLC*	219	24,575
NovaTek OAO GDR	198	22,334
OGX Petroleo e Gas Participacoes SA*	1,617	16,630
PetroChina Co. Ltd. — Class H	18,000	24,983
Petroleo Brasileiro SA ADR	576	21,157
Polski Koncern Naftowy Orlen SA*	1,341	22,303
Polskie Gornictwo Naftowe © Gazownictwo SA	16,688	21,179
PTT Aromatics & Refining PCL	15,000	17,964
PTT Exploration & Production PCL	3,300	17,144
PTT PCL	1,800	19,518
Rosneft Oil Co. GDR	2,834	24,231
S-Oil Corp.	234	23,269
Sasol Ltd. ADR	419	20,460
SK Innovation Co. Ltd.	114	20,791
Surgutneftegas OJSC ADR	2,010	22,331
Tambang Batubara Bukit Asam Tbk PT	9,000	19,645
Tatneft ADR	606	21,543
Thai Oil PCL	8,400	18,488
Tupras Turkiye Petrol Rafinerileri AS	771	20,007
Ultrapar Participacoes SA ADR	315	19,980
Yanzhou Coal Mining Co. Ltd. — Class H	6,000	17,356

Total Oil, Gas & Consumable Fuels		730,036

Paper & Forest Products 0.9%
Duratex SA	1,640	15,681
Fibria Celulose SA ADR*	1,224	18,740
Lee & Man Paper Manufacturing Ltd.	24,000	16,625
Nine Dragons Paper Holdings Ltd.	12,000	16,963
Sappi Ltd.*	3,838	19,382
Suzano Papel e Celulose SA	2,144	18,578

Total Paper & Forest Products		105,969

Personal Products 0.5%
Amorepacific Corp.	18	17,450
Hengan International Group Co. Ltd.	1,500	11,227
Hypermarcas SA*	1,184	14,038
Natura Cosmeticos SA	696	17,760

Total Personal Products		60,475

Pharmaceuticals 0.7%
Aspen Pharmacare Holdings Ltd.*	1,425	16,909
Celltrion, Inc.*	585	18,730
China Shineway Pharmaceutical Group Ltd.	6,000	15,131
Kalbe Farma Tbk PT	49,000	15,299
Richter Gedeon Nyrt.	96	20,461

Total Pharmaceuticals		86,530

Real Estate Management & Development 3.4%
Agile Property Holdings Ltd.	12,000	17,825
BR Malls Participacoes SA	1,904	17,295
China Overseas Land & Investment Ltd.	12,000	22,659
China Resources Land Ltd.	12,000	21,643
Country Garden Holdings Co.	51,000	19,103
Evergrande Real Estate Group Ltd.	36,000	19,118
Farglory Land Development Co. Ltd.	9,000	22,472
Growthpoint Properties Ltd.	7,581	18,171
Guangzhou R&F Properties Co. Ltd.	13,200	19,404
Highwealth Construction Corp.	9,000	21,047
KWG Property Holding Ltd.	24,000	17,856
Longfor Properties Co. Ltd.	15,000	22,358
Multiplan Empreendimentos Imobiliarios SA	846	16,173
Poly Hong Kong Investments Ltd.	21,000	19,611
Renhe Commercial Holdings Co. Ltd.	102,000	17,009
Ruentex Development Co. Ltd.	12,000	18,185
Shimao Property Holdings Ltd.	13,500	20,503
Shui On Land Ltd.	37,500	18,039
Sino-Ocean Land Holdings Ltd.	31,500	20,971
Soho China Ltd.	24,000	18,933
Yuexiu Property Co. Ltd.*	66,000	16,086

Total Real Estate Management & Development		404,461

Road & Rail 0.5%
All America Latina Logistica SA	2,015	16,954

5

RYDEX MSCI EMERGING MARKETS EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011

		Market
	Shares	Value

Evergreen International Storage & Transport Corp.	21,000	$19,564
Localiza Rent a Car SA	1,140	17,066

Total Road & Rail		53,584

Semiconductors & Semiconductor Equipment 4.3%
Advanced Semiconductor Engineering, Inc.	18,000	22,689
Epistar Corp.	6,000	22,008
GCL Poly Energy Holdings Ltd.*	57,000	26,541
Hynix Semiconductor, Inc.*	810	21,418
Inotera Memories, Inc. ADR*	28,000	17,744
Kinsus Interconnect Technology Corp.	6,000	19,425
Macronix International	33,000	25,629
MediaTek, Inc.	2,000	27,277
Motech Industries, Inc.	6,000	24,074
Nanya Technology Corp.*	36,000	22,875
Novatek Microelectronics Corp.	6,000	19,962
Phison Electronics Corp.	3,000	19,683
Powerchip Technology Corp.*	105,000	25,278
Powertech Technology, Inc.	6,000	22,524
Realtek Semiconductor Corp.	9,000	21,202
Richtek Technology Corp.	3,000	23,454
Samsung Electronics Co. Ltd. GDR	48	20,971
Semiconductor Manufacturing International Corp.*	255,000	19,953
Seoul Semiconductor Co. Ltd.*	486	17,705
Siliconware Precision Industries Co. ADR	3,640	25,225
Sino-American Silicon Products, Inc.	6,000	24,694
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,742	22,768
United Microelectronics Corp. ADR	6,561	20,864

Total Semiconductors & Semiconductor Equipment		513,963

Software 0.3%
NCSoft Corp.	78	13,391
Totvs SA	189	18,297

Total Software		31,688

Specialty Retail 0.9%
Belle International Holdings Ltd.	12,000	20,534
Foschini Group Ltd.(The)	1,497	16,573
GOME Electrical Appliances Holdings Ltd.*	48,000	18,164
Grupo Elektra SA de CV	465	19,275
Hengdeli Holdings Ltd.	36,000	20,273
Truworths International Ltd.	1,841	16,356

Total Specialty Retail		111,175

Textiles, Apparel & Luxury Goods 1.2%
Anta Sports Products Ltd.	9,000	14,408
Bosideng International Holdings Ltd.	36,000	11,175
China Dongxiang Group Co.	42,000	18,318
Cia Hering	1,064	16,278
Indorama Ventures PCL	10,500	13,255
Li Ning Co. Ltd.	7,500	14,296
Pou Chen Corp.	21,000	19,998
Ruentex Industries Ltd.	6,000	14,196
Tainan Spinning Co. Ltd.	27,000	19,202

Total Textiles, Apparel & Luxury Goods		141,126

Tobacco 0.4%
Gudang Garam Tbk PT	4,500	18,526
KT&G Corp.	300	15,812
Souza Cruz SA	372	17,700

Total Tobacco		52,038

Trading Companies & Distributors 0.5%
Daewoo International Corp.	600	20,307
Samsung C&T Corp.	243	15,495
SK Networks Co. Ltd.	1,740	19,164

Total Trading Companies & Distributors		54,966

Transportation Infrastructure 1.3%
Beijing Capital International Airport Co. Ltd. — Class H	36,000	19,210
China Merchants Holdings International Co. Ltd.	6,000	26,091
Cia de Concessoes Rodoviarias	687	18,898
COSCO Pacific Ltd.	12,000	22,351
EcoRodovias Infraestrutura e Logistica SA	2,313	17,969
Grupo Aeroportuario del Pacifico SAB de CV ADR	491	19,223
PLUS Expressways BHD	13,500	19,270
Zhejiang Expressway Co. Ltd. — Class H	18,000	16,740

Total Transportation Infrastructure		159,752

Water Utilities 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	414	20,522

Total Water Utilities		20,522

Wireless Telecommunication Services 2.5%
Advanced Info Service PCL	6,300	16,313
America Movil SAB de CV ADR	330	18,807
Axiata Group BHD*	12,900	20,225
China Mobile Ltd. ADR	375	18,428
Maxis BHD	11,100	19,361
Mobile Telesystems OJSC ADR	891	17,027
MTN Group Ltd.	1,095	18,758
Orascom Telecom Holding SAE GDR*	5,194	15,998
Philippine Long Distance Telephone Co. ADR	345	19,216
Sistema JSFC GDR	723	16,557
SK Telecom Co. Ltd. ADR	906	15,674
Taiwan Mobile Co. Ltd.	9,000	21,233
Tim Participacoes SA ADR	582	22,116
Turkcell Iletisim Hizmet AS ADR	1,098	16,975
Vivo Participacoes SA ADR	648	22,058
Vodacom Group Ltd.	1,994	19,440

Total Wireless Telecommunication Services		298,186

Total Common Stocks (Cost $11,041,261)		10,913,489

EXCHANGE TRADED FUNDS 7.6%

WisdomTree India Earnings Fund	38,717	897,073

Total Exchange Traded Funds (Cost $997,345)		897,073

RIGHTS 0.0%(b)

Textiles, Apparel & Luxury Goods 0.0%(b)
Indorama Ventures PCL*	1,167	77

Total Textiles, Apparel & Luxury Goods		77

Total Rights (Cost $0)		77

SHORT TERM INVESTMENTS 0.4%

SsgA Government Money Market Fund	49,183	49,183

Total Short Term Investments (Cost $49,183)		49,183

6

RYDEX MSCI EMERGING MARKETS EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2011

		Market
	Shares	Value

Total Investments 100.0%(c) (Cost $12,087,789)		11,859,822

Liabilities in Excess of Other Assets — 0.0%(b)		(258)

Net Assets — 100.0%		$11,859,564

*	Non-Income Producing Security.

(a)	Values determined based on Level 3 inputs. (Note G)

(b)	Amount represents less than 0.05% of net assets.

(c)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)

ADR —	American Depositary Receipt

GDR —	Global Depository Receipt

ADS —	American Depositary Share

7

RYDEX MSCI EMERGING MARKETS EQUAL WEIGHT ETF
INVESTMENT CONCENTRATION
At January 31, 2011, the investment diversification of the Portfolio was as follows:

Country	% of Net Assets

Taiwan	18.0%
South Korea	12.9
Brazil	11.1
China	9.8
India	7.6
South Africa	6.4
Cayman Islands	5.8
Mexico	3.6
Russia	3.4
Malaysia	3.2
Hong Kong	2.9
Indonesia	2.7
Thailand	2.7
Turkey	2.1
Poland	2.0
Bermuda	1.6
Philippines	0.9
Hungary	0.8
Chile	0.7
Czech	0.6
United States	0.5
Colombia	0.4
Egypt	0.2
Peru	0.1

Total Investments	100.0%

RYDEX MSCI ACWI EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2011

		Market
	Shares	Value

COMMON STOCKS 28.3%

Aerospace & Defense 0.6%
Boeing Co.(The)	26	$1,807
General Dynamics Corp.	26	1,960
Goodrich Corp.	20	1,812
Honeywell International, Inc.	34	1,904
ITT Corp.	36	2,121
L-3 Communications Holdings, Inc.	24	1,878
Lockheed Martin Corp.	24	1,910
Northrop Grumman Corp.	26	1,802
Precision Castparts Corp.	12	1,716
Raytheon Co.	36	1,800
Rockwell Collins, Inc.	30	1,924
United Technologies Corp.	22	1,789

Total Aerospace & Defense		22,423

Air Freight & Logistics 0.2%
C.H. Robinson Worldwide, Inc.	22	1,696
Expeditors International of Washington, Inc.	32	1,621
FedEx Corp.	18	1,626
United Parcel Service, Inc. — Class B	24	1,719

Total Air Freight & Logistics		6,662

Airlines 0.1%
Delta Air Lines, Inc.*	124	1,447
Southwest Airlines Co.	126	1,493
United Continental Holdings, Inc.*	60	1,524

Total Airlines		4,464

Auto Components 0.3%
Autoliv, Inc.	22	1,690
BorgWarner, Inc.*	28	1,887
Goodyear Tire & Rubber Co.(The)*	176	2,091
Johnson Controls, Inc.	46	1,766
Magna International, Inc.	34	1,984
TRW Automotive Holdings Corp.*	36	2,148

Total Auto Components		11,566

Automobiles 0.1%
Ford Motor Co.*	104	1,659
General Motors Co.*	48	1,751
Harley-Davidson, Inc.	54	2,141

Total Automobiles		5,551

Beverages 0.3%
Brown-Forman Corp. — Class B	26	1,725
Coca-Cola Co.(The)	26	1,634
Coca-Cola Enterprises, Inc.	68	1,711
Constellation Brands, Inc. — Class A*	80	1,538
Dr Pepper Snapple Group, Inc.	46	1,630
Hansen Natural Corp.*	32	1,812
Molson Coors Brewing Co. — Class B	34	1,594
PepsiCo, Inc.	26	1,672

Total Beverages		13,316

Biotechnology 0.4%
Alexion Pharmaceuticals, Inc.*	22	1,844
Amgen, Inc.*	32	1,763
Biogen Idec, Inc.*	26	1,702
Celgene Corp.*	28	1,443
Cephalon, Inc.*	26	1,536
Genzyme Corp.*	24	1,760
Gilead Sciences, Inc.*	46	1,765
Human Genome Sciences, Inc.*	68	1,650
Vertex Pharmaceuticals, Inc.*	50	1,945

Total Biotechnology		15,408

Building Products 0.1%
Masco Corp.	154	2,051

Total Building Products		2,051

Capital Markets 0.7%
Ameriprise Financial, Inc.	32	1,973
Bank of New York Mellon Corp.	62	1,936
BlackRock, Inc.	10	1,980
Charles Schwab Corp.(The)	112	2,022
Eaton Vance Corp.	56	1,697
Franklin Resources, Inc.	14	1,689
Goldman Sachs Group, Inc.(The)	10	1,636
Invesco Ltd.	76	1,880
Jefferies Group, Inc.	68	1,701
Legg Mason, Inc.	52	1,723
Morgan Stanley	68	1,999
Northern Trust Corp.	34	1,767
SEI Investments Co.	74	1,713
State Street Corp.	38	1,775
T. Rowe Price Group, Inc.	28	1,846
TD Ameritrade Holding Corp.	100	2,042

Total Capital Markets		29,379

Chemicals 0.8%
Agrium, Inc.	20	1,768
Air Products & Chemicals, Inc.	20	1,745
Airgas, Inc.	28	1,755
Celanese Corp. — Class A	44	1,826
CF Industries Holdings, Inc.	14	1,890
Dow Chemical Co.(The)	54	1,916
Du Pont (E.I.) de Nemours & Co.	36	1,824
Eastman Chemical Co.	22	2,043
Ecolab, Inc.	34	1,689
FMC Corp.	22	1,673
International Flavors & Fragrances, Inc.	32	1,826
Lubrizol Corp.	16	1,719
Monsanto Co.	28	2,055
Mosaic Co.(The)	24	1,945
PPG Industries, Inc.	22	1,854
Praxair, Inc.	18	1,675
Sherwin-Williams Co.(The)	22	1,864
Sigma-Aldrich Corp.	26	1,655

Total Chemicals		32,722

Commercial Banks 0.8%
Bank of Montreal	28	1,616
Bank of Nova Scotia	32	1,812
BB&T Corp.	72	1,990
Canadian Imperial Bank of Commerce	22	1,677
CIT Group, Inc.*	42	2,003
Comerica, Inc.	46	1,757
Fifth Third Bancorp	142	2,112
KeyCorp	224	1,994
M&T Bank Corp.	22	1,902
Marshall & Ilsley Corp.	352	2,460
PNC Financial Services Group, Inc.	30	1,800
Regions Financial Corp.	312	2,215
Royal Bank of Canada	32	1,718
SunTrust Banks, Inc.	72	2,191
Toronto-Dominion Bank (The)	22	1,648
U.S. Bancorp	70	1,890
Wells Fargo & Co.	62	2,010

Total Commercial Banks		32,795

Commercial Services & Supplies 0.4%
Avery Dennison Corp.	44	1,852
Cintas Corp.	62	1,740

RYDEX MSCI ACWI EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011

		Market
	Shares	Value

Iron Mountain, Inc.	74	$1,805
Pitney Bowes, Inc.	76	1,845
R.R. Donnelley & Sons Co.	106	1,878
Republic Services, Inc.	60	1,850
Ritchie Bros Auctioneers, Inc.	84	2,094
Stericycle, Inc.*	22	1,727
Waste Management, Inc.	48	1,818

Total Commercial Services & Supplies		16,609

Communications Equipment 0.3%
Cisco Systems, Inc.*	86	1,819
F5 Networks, Inc.*	12	1,301
Harris Corp.	38	1,768
Juniper Networks, Inc.*	48	1,782
Motorola Solutions, Inc.*	50	1,938
QUALCOMM, Inc.	36	1,949

Total Communications Equipment		10,557

Computers & Peripherals 0.4%
Apple, Inc.*	6	2,036
Dell, Inc.*	128	1,685
EMC Corp.*	78	1,941
Hewlett-Packard Co.	40	1,828
NetApp, Inc.*	32	1,751
SanDisk Corp.*	38	1,724
Seagate Technology PLC*	126	1,764
Western Digital Corp.*	50	1,701

Total Computers & Peripherals		14,430

Construction & Engineering 0.3%
Fluor Corp.	28	1,937
Foster Wheeler AG*	60	2,209
Jacobs Engineering Group, Inc.*	44	2,260
KBR, Inc.	62	1,990
Quanta Services, Inc.*	94	2,231
URS Corp.*	42	1,867

Total Construction & Engineering		12,494

Construction Materials 0.1%
Martin Marietta Materials, Inc.	20	1,670
Vulcan Materials Co.	42	1,788

Total Construction Materials		3,458

Consumer Finance 0.2%
American Express Co.	38	1,649
Capital One Financial Corp.	44	2,119
Discover Financial Services	92	1,894
SLM Corp.*	146	2,104

Total Consumer Finance		7,766

Containers & Packaging 0.2%
Ball Corp.	26	1,849
Crown Holdings, Inc.*	54	1,802
Owens-Illinois, Inc.*	62	1,828
Sealed Air Corp.	72	1,922

Total Containers & Packaging		7,401

Distributors 0.0%(a)
Genuine Parts Co.	34	1,759

Total Distributors		1,759

Diversified Consumer Services 0.1%
Apollo Group, Inc. — Class A*	48	1,981
DeVry, Inc.	38	1,980
H&R Block, Inc.	134	1,678

Total Diversified Consumer Services		5,639

Diversified Financial Services 0.4%
Bank of America Corp.	154	2,114
Citigroup, Inc.*	400	1,928
CME Group, Inc.	6	1,851
IntercontinentalExchange, Inc.*	14	1,687
JPMorgan Chase & Co.	44	1,977
Leucadia National Corp.	64	2,081
Moody’s Corp.	62	1,821
Nasdaq OMX Group (The)*	78	1,910
NYSE Euronext	60	1,909

Total Diversified Financial Services		17,278

Diversified Telecommunication Services 0.3%
AT&T, Inc.	60	1,651
BCE, Inc.	50	1,817
CenturyTel, Inc.	38	1,643
Frontier Communications Corp.	184	1,687
Qwest Communications International, Inc.	240	1,711
TELUS Corp.	38	1,806
Verizon Communications, Inc.	52	1,852
Windstream Corp.	130	1,665

Total Diversified Telecommunication Services		13,832

Electric Utilities 0.6%
Allegheny Energy, Inc.	72	1,856
American Electric Power Co., Inc.	46	1,641
Duke Energy Corp.	94	1,681
Edison International	46	1,669
Entergy Corp.	24	1,732
Exelon Corp.	42	1,785
FirstEnergy Corp.	48	1,878
NextEra Energy, Inc.	32	1,711
Northeast Utilities	54	1,778
Pepco Holdings, Inc.	90	1,671
Pinnacle West Capital Corp.	42	1,710
PPL Corp.	66	1,702
Progress Energy, Inc.	38	1,707
Southern Co.	44	1,655

Total Electric Utilities		24,176

Electrical Equipment 0.2%
AMETEK, Inc.	42	1,713
Cooper Industries PLC	30	1,838
Emerson Electric Co.	30	1,766
Rockwell Automation, Inc.	26	2,106
Roper Industries, Inc.	22	1,709

Total Electrical Equipment		9,132

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. — Class A	34	1,882
Arrow Electronics, Inc.*	54	2,041
Avnet, Inc.*	54	1,923
Corning, Inc.	94	2,088
Dolby Laboratories, Inc. — Class A*	26	1,552
Flextronics International Ltd.*	232	1,854
FLIR Systems, Inc.*	62	1,925
Tyco Electronics Ltd.	54	1,956

Total Electronic Equipment, Instruments & Components		15,221

Energy Equipment & Services 0.7%
Baker Hughes, Inc.	32	2,192
Cameron International Corp.*	34	1,812
Diamond Offshore Drilling, Inc.	26	1,865
FMC Technologies, Inc.*	20	1,880
Halliburton Co.	44	1,980
Helmerich & Payne, Inc.	36	2,114
IHS, Inc. — Class A*	24	1,967
Nabors Industries, Ltd.*	76	1,854
National-Oilwell Varco, Inc.	28	2,069
Noble Corp.	50	1,913
Pride International, Inc.*	54	1,755
Rowan Cos., Inc.*	56	1,920

2

RYDEX MSCI ACWI EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011

		Market
	Shares	Value

Schlumberger, Ltd.	22	$1,958
Weatherford International Ltd.*	82	1,945

Total Energy Equipment & Services		27,224

Food & Staples Retailing 0.3%
Costco Wholesale Corp.	24	1,724
CVS Caremark Corp.	54	1,847
Kroger Co.(The)	70	1,498
Safeway, Inc.	72	1,490
Sysco Corp.	58	1,690
Wal-Mart Stores, Inc.	30	1,682
Walgreen Co.	48	1,941
Whole Foods Market, Inc.	36	1,862

Total Food & Staples Retailing		13,734

Food Products 0.7%
Archer-Daniels-Midland Co.	58	1,895
Bunge Ltd.	28	1,906
Campbell Soup Co.	50	1,707
ConAgra Foods, Inc.	78	1,742
General Mills, Inc.	48	1,669
H.J. Heinz Co.	34	1,615
Hershey Co.(The)	36	1,681
Hormel Foods Corp.	34	1,679
J.M. Smucker Co.(The)	26	1,616
Kellogg Co.	34	1,710
Kraft Foods, Inc. — Class A	56	1,712
McCormick & Co., Inc.	38	1,680
Mead Johnson Nutrition Co.	28	1,623
Ralcorp Holdings, Inc.*	26	1,591
Sara Lee Corp.	112	1,901
Tyson Foods, Inc. — Class A	106	1,744

Total Food Products		27,471

Gas Utilities 0.1%
Energen Corp.	38	2,124
Oneok, Inc.	32	1,885

Total Gas Utilities		4,009

Health Care Equipment & Supplies 0.8%
Baxter International, Inc.	34	1,649
Beckman Coulter, Inc.	30	2,160
Becton, Dickinson & Co.	22	1,825
Boston Scientific Corp.*	262	1,829
C.R. Bard, Inc.	20	1,887
CareFusion Corp.*	72	1,853
Covidien PLC	40	1,899
Dentsply International, Inc.	54	1,916
Edwards Lifesciences Corp.*	26	2,191
Hologic, Inc.*	102	2,032
Intuitive Surgical, Inc.*	6	1,937
Medtronic, Inc.	50	1,916
St Jude Medical, Inc.*	44	1,782
Stryker Corp.	34	1,957
Varian Medical Systems, Inc.*	26	1,757
Zimmer Holdings, Inc.*	34	2,011

Total Health Care Equipment & Supplies		30,601

Health Care Providers & Services 0.8%
Aetna, Inc.	56	1,845
AmerisourceBergen Corp.	54	1,936
Cardinal Health, Inc.	46	1,909
CIGNA Corp.	46	1,933
Coventry Health Care, Inc.*	66	1,978
DaVita, Inc.*	22	1,625
Express Scripts, Inc.*	32	1,803
Henry Schein, Inc.*	28	1,839
Humana, Inc.*	30	1,739
Laboratory Corp. of America Holdings*	20	1,798
McKesson Corp.	26	1,954
Medco Health Solutions, Inc.*	28	1,709
Omnicare, Inc.	72	1,866
Patterson Cos., Inc.	56	1,851
Quest Diagnostics, Inc.	34	1,936
UnitedHealth Group, Inc.	46	1,888
WellPoint, Inc.*	30	1,864

Total Health Care Providers & Services		31,473

Health Care Technology 0.0%(a)
Cerner Corp.*	18	1,779

Total Health Care Technology		1,779

Hotels, Restaurants & Leisure 0.6%
Carnival Corp.	40	1,788
Chipotle Mexican Grill, Inc. — Class A*	6	1,313
Darden Restaurants, Inc.	34	1,602
International Game Technology	110	1,889
Las Vegas Sands Corp.*	34	1,581
Marriott International, Inc. — Class A	42	1,659
McDonald’s Corp.	22	1,621
MGM Resorts International*	138	2,046
Royal Caribbean Cruises Ltd.*	42	1,886
Starbucks Corp.	54	1,703
Starwood Hotels & Resorts Worldwide, Inc.	30	1,769
Tim Hortons, Inc.	42	1,721
Wynn Resorts Ltd.	16	1,861
Yum! Brands, Inc.	34	1,590

Total Hotels, Restaurants & Leisure		24,029

Household Durables 0.5%
D.R. Horton, Inc.	168	2,082
Fortune Brands, Inc.	28	1,727
Garmin Ltd.	58	1,788
Leggett & Platt, Inc.	80	1,802
Mohawk Industries, Inc.*	32	1,778
Newell Rubbermaid, Inc.	100	1,925
Pulte Homes, Inc.*	268	2,114
Stanley Black & Decker, Inc.	28	2,035
Toll Brothers, Inc.*	92	1,862
Whirlpool Corp.	22	1,881

Total Household Durables		18,994

Household Products 0.3%
Church & Dwight Co., Inc.	26	1,789
Clorox Co.	26	1,635
Colgate-Palmolive Co.	22	1,689
Energizer Holdings, Inc.*	24	1,746
Kimberly-Clark Corp.	26	1,683
Procter & Gamble Co.	28	1,768

Total Household Products		10,310

Independent Power Producers & Energy Traders 0.2%
AES Corp.(The)*	156	1,934
Calpine Corp.*	140	1,998
Constellation Energy Group, Inc.	58	1,870
NRG Energy, Inc.*	86	1,785

Total Independent Power Producers & Energy Traders		7,587

Industrial Conglomerates 0.2%
3M Co.	20	1,758
General Electric Co.	106	2,135
Textron, Inc.	74	1,945
Tyco International Ltd.	44	1,973

Total Industrial Conglomerates		7,811

Insurance 1.6%
ACE Ltd.	28	1,725
AFLAC, Inc.	32	1,843

3

RYDEX MSCI ACWI EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011

		Market
	Shares	Value

Allstate Corp.	58	$1,806
American International Group, Inc.*	40	1,614
Aon Corp.	42	1,921
Arch Capital Group Ltd.*	18	1,589
Assurant, Inc.	48	1,883
Axis Capital Holdings Ltd.	48	1,708
Berkshire Hathaway, Inc. — Class B*	20	1,635
Chubb Corp.	30	1,738
Cincinnati Financial Corp.	56	1,794
Everest Re Group Ltd.	20	1,686
Fidelity National Financial, Inc. — Class A	126	1,695
Genworth Financial, Inc. — Class A*	144	1,954
Hartford Financial Services Group, Inc.	74	2,056
Lincoln National Corp.	70	2,019
Loews Corp.	44	1,762
Manulife Financial Corp.	122	2,128
Marsh & McLennan Cos., Inc.	66	1,840
MetLife, Inc.	44	2,014
Old Republic International Corp.	134	1,639
PartnerRe Ltd.	22	1,801
Principal Financial Group, Inc.	62	2,032
Progressive Corp.	82	1,624
Prudential Financial, Inc.	32	1,968
RenaissanceRe Holdings Ltd.	28	1,837
Sun Life Financial, Inc.	62	1,953
Torchmark Corp.	28	1,744
Transatlantic Holdings, Inc.	32	1,646
Travelers Cos., Inc.(The)	30	1,688
Unum Group	78	1,945
Validus Holdings, Ltd.	56	1,702
W.R. Berkley Corp.	62	1,752
Willis Group Holdings PLC	52	1,954
XL Group PLC	84	1,925

Total Insurance		63,620

Internet & Catalog Retail 0.2%
Amazon.com, Inc.*	10	1,696
Expedia, Inc.	64	1,610
Liberty Media Corp. — Interactive — Class A — Tracking Stock*	110	1,743
Netflix, Inc.*	8	1,713
Priceline.com, Inc.*	4	1,714

Total Internet & Catalog Retail		8,476

Internet Software & Services 0.2%
Akamai Technologies, Inc.*	32	1,546
eBay, Inc.*	58	1,761
Google, Inc. — Class A*	2	1,201
Open Text Corp.*	40	1,975
VeriSign, Inc.	48	1,615
Yahoo!, Inc.*	106	1,709

Total Internet Software & Services		9,807

IT Services 0.7%
Accenture PLC — Class A	38	1,956
Alliance Data Systems Corp.*	26	1,839
Automatic Data Processing, Inc.	38	1,820
Cognizant Technology Solutions Corp. — Class A*	26	1,897
Computer Sciences Corp.	38	2,025
Fidelity National Information Services, Inc.	62	1,887
Fiserv, Inc.*	30	1,853
International Business Machines Corp.	12	1,944
Lender Processing Services, Inc.	54	1,714
Mastercard, Inc. — Class A	8	1,892
Paychex, Inc.	58	1,856
SAIC, Inc.*	110	1,823
Teradata Corp.*	40	1,719
Total System Services, Inc.	112	1,950
Visa, Inc. — Class A	22	1,537
Western Union Co.	94	1,906

Total IT Services		29,618

Leisure Equipment & Products 0.1%
Hasbro, Inc.	34	1,499
Mattel, Inc.	64	1,516

Total Leisure Equipment & Products		3,015

Life Sciences Tools & Services 0.3%
Agilent Technologies, Inc.*	48	2,008
Covance, Inc.*	38	2,142
Illumina, Inc.*	28	1,941
Life Technologies Corp.*	34	1,846
Pharmaceutical Product Development, Inc.	66	1,923
Thermo Fisher Scientific, Inc.*	32	1,833
Waters Corp.*	22	1,681

Total Life Sciences Tools & Services		13,374

Machinery 0.8%
AGCO Corp.*	36	1,825
Bucyrus International, Inc. — Class A	18	1,634
Caterpillar, Inc.	20	1,940
Cummins, Inc.	18	1,906
Danaher Corp.	38	1,750
Deere & Co.	22	2,000
Dover Corp.	30	1,923
Eaton Corp.	18	1,943
Flowserve Corp.	16	2,000
Illinois Tool Works, Inc.	34	1,819
Ingersoll-Rand PLC	40	1,888
Joy Global, Inc.	22	1,918
PACCAR, Inc.	30	1,695
Pall Corp.	36	1,995
Parker-Hannifin Corp.	20	1,788
Pentair, Inc.	50	1,808
SPX Corp.	26	2,038

Total Machinery		31,870

Media 0.8%
Cablevision Systems Corp. — Class A	52	1,760
CBS Corp. — Class B	98	1,943
Comcast Corp. — Class A	84	1,911
DIRECTV — Class A*	40	1,696
Discovery Communications, Inc. — Class A*	40	1,560
DISH Network Corp. Class A*	90	1,900
Interpublic Group of Cos., Inc.*	158	1,689
Liberty Global, Inc. — Class A*	48	1,947
McGraw-Hill Cos., Inc.	48	1,871
News Corp.	112	1,857
Omnicom Group, Inc.	36	1,616
Scripps Networks Interactive — Class A	32	1,488
Time Warner Cable, Inc.	28	1,899
Time Warner, Inc.	56	1,761
Viacom, Inc. — Class B	44	1,828
Virgin Media, Inc.	66	1,661
Walt Disney Co.(The)	46	1,788
Washington Post Co. — Class B	4	1,713

Total Media		31,888

Metals & Mining 0.8%
Agnico-Eagle Mines Ltd.	20	1,369
Alcoa, Inc.	128	2,121
Allegheny Technologies, Inc.	32	2,086
Barrick Gold Corp.	32	1,520
Cliffs Natural Resources, Inc.	24	2,051
Eldorado Gold Corp.	96	1,547

4

RYDEX MSCI ACWI EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011

		Market
	Shares	Value

Freeport-McMoRan Copper & Gold, Inc.	16	$1,740
Goldcorp, Inc.	36	1,448
IAMGOLD Corp.	102	1,940
Ivanhoe Mines Ltd.*	68	1,879
Kinross Gold Corp.	96	1,597
Newmont Mining Corp.	28	1,542
Nucor Corp.	44	2,020
Pan American Silver Corp.	44	1,444
Silver Wheaton Corp.*	46	1,417
Teck Resources Ltd. — Class A	34	2,060
United States Steel Corp.	34	1,961
Yamana Gold, Inc.	144	1,627

Total Metals & Mining		31,369

Multi-Utilities 0.7%
Alliant Energy Corp.	46	1,709
Ameren Corp.	58	1,646
CenterPoint Energy, Inc.	106	1,712
Consolidated Edison, Inc.	34	1,697
Dominion Resources, Inc.	40	1,742
DTE Energy Co.	38	1,758
Integrys Energy Group, Inc.	34	1,618
MDU Resources Group, Inc.	82	1,741
NiSource, Inc.	100	1,862
NSTAR	40	1,735
PG&E Corp.	36	1,666
Public Service Enterprise Group, Inc.	54	1,751
SCANA Corp.	40	1,691
Sempra Energy	34	1,770
Wisconsin Energy Corp.	28	1,688
Xcel Energy, Inc.	70	1,650

Total Multi-Utilities		27,436

Multiline Retail 0.4%
Dollar General Corp.*	50	1,391
Dollar Tree, Inc.*	30	1,517
Family Dollar Stores, Inc.	34	1,444
J.C. Penney Co., Inc.	50	1,603
Kohl’s Corp.*	30	1,523
Macy’s, Inc.	64	1,482
Nordstrom, Inc.	38	1,565
Sears Holdings Corp.*	26	1,960
Target Corp.	30	1,645

Total Multiline Retail		14,130

Office Electronics 0.0%(a)
Xerox Corp.	148	1,572

Total Office Electronics		1,572

Oil, Gas & Consumable Fuels 2.2%
Alpha Natural Resources, Inc.*	34	1,827
Anadarko Petroleum Corp.	26	2,004
Apache Corp.	16	1,910
Arch Coal, Inc.	58	1,987
Cabot Oil & Gas Corp.	48	1,998
Cameco Corp.	46	1,908
Canadian Natural Resources Ltd.	44	1,959
Cenovus Energy, Inc.	58	2,007
Chesapeake Energy Corp.	78	2,303
Chevron Corp.	20	1,899
Cimarex Energy Co.	20	2,083
Concho Resources, Inc.*	20	1,925
ConocoPhillips	28	2,001
CONSOL Energy, Inc.	40	1,988
Denbury Resources, Inc.*	92	1,872
Devon Energy Corp.	24	2,129
El Paso Corp.	126	2,001
Enbridge, Inc.	30	1,738
Encana Corp.	60	1,936
EOG Resources, Inc.	18	1,915
EQT Corp.	42	2,024
Exxon Mobil Corp.	24	1,936
Hess Corp.	24	2,019
Kinder Morgan Management LLC*	26	1,695
Marathon Oil Corp.	50	2,285
Murphy Oil Corp.	24	1,591
Newfield Exploration Co.*	24	1,756
Nexen, Inc.	80	2,012
Noble Energy, Inc.	20	1,822
Occidental Petroleum Corp.	18	1,740
Peabody Energy Corp.	28	1,776
PetroHawk Energy Corp.*	94	1,885
Pioneer Natural Resources Co.	20	1,903
Plains Exploration & Production Co.*	58	2,053
QEP Resources, Inc.	48	1,951
Range Resources Corp.	40	1,995
Southwestern Energy Co.*	46	1,817
Spectra Energy Corp.	70	1,836
Suncor Energy, Inc.	50	2,075
Sunoco, Inc.	42	1,783
Talisman Energy, Inc.	86	1,971
TransCanada Corp.	48	1,754
Ultra Petroleum Corp.*	36	1,718
Valero Energy Corp.	86	2,181
Williams Cos., Inc.(The)	72	1,943

Total Oil, Gas & Consumable Fuels		86,911

Paper & Forest Products 0.1%
International Paper Co.	66	1,906
MeadWestvaco Corp.	68	1,947

Total Paper & Forest Products		3,853

Personal Products 0.1%
Avon Products, Inc.	58	1,642
Estee Lauder Cos., Inc. — Class A	22	1,771

Total Personal Products		3,413

Pharmaceuticals 0.6%
Abbott Laboratories	36	1,626
Allergan, Inc.	26	1,836
Bristol-Myers Squibb Co.	66	1,662
Eli Lilly & Co.	50	1,738
Forest Laboratories, Inc.*	52	1,677
Hospira, Inc.*	30	1,657
Johnson & Johnson, Inc.	28	1,674
Merck & Co., Inc.	48	1,592
Mylan, Inc.*	86	1,992
Perrigo Co.	28	2,037
Pfizer, Inc.	102	1,858
Valeant Pharmaceuticals International, Inc.	64	2,338
Warner Chilcott PLC — Class A	88	2,111
Watson Pharmaceuticals, Inc.*	34	1,854

Total Pharmaceuticals		25,652

Professional Services 0.2%
Dun & Bradstreet Corp.	22	1,869
Equifax, Inc.	48	1,714
Manpower, Inc.	30	1,937
Robert Half International, Inc.	60	1,882
Verisk Analytics, Inc. — Class A*	54	1,827

Total Professional Services		9,229

Real Estate Investment Trusts (REITs) 1.1%
AMB Property Corp.	58	1,946
Annaly Capital Management, Inc.	92	1,640
AvalonBay Communities, Inc.	16	1,855
Boston Properties, Inc.	20	1,887

5

RYDEX MSCI ACWI EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011

		Market
	Shares	Value

Duke Realty Corp.	152	$2,082
Equity Residential	34	1,842
Federal Realty Investment Trust	22	1,769
General Growth Properties, Inc.*	102	1,511
HCP, Inc.	50	1,854
Health Care REIT, Inc.	36	1,767
Host Hotels & Resorts, Inc.	102	1,888
Kimco Realty Corp.	100	1,809
Liberty Property Trust	54	1,878
Macerich Co.(The)	36	1,752
Plum Creek Timber Co., Inc.	46	1,926
ProLogis	130	1,940
Public Storage, Inc.	18	1,962
Rayonier, Inc.	32	1,895
Regency Centers Corp.	40	1,724
Simon Property Group, Inc.	16	1,623
Ventas, Inc.	32	1,775
Vornado Realty Trust	20	1,762
Weyerhaeuser Co.	100	2,318

Total Real Estate Investment Trusts (REITs)		42,405

Real Estate Management & Development 0.1%
Brookfield Asset Management, Inc. — Class A	56	1,827
CB Richard Ellis Group, Inc. — Class A*	86	1,909

Total Real Estate Management & Development		3,736

Road & Rail 0.3%
Canadian National Railway Co.	26	1,766
Canadian Pacific Railway Ltd.	26	1,745
CSX Corp.	28	1,977
J.B. Hunt Transport Services, Inc.	46	1,886
Norfolk Southern Corp.	28	1,713
Union Pacific Corp.	18	1,703

Total Road & Rail		10,790

Semiconductors & Semiconductor Equipment 1.0%
Advanced Micro Devices, Inc.*	230	1,801
Altera Corp.	48	1,803
Analog Devices, Inc.	46	1,786
Applied Materials, Inc.	136	2,134
Avago Technologies Ltd.	64	1,838
Broadcom Corp. — Class A	38	1,713
Cree, Inc.*	26	1,313
First Solar, Inc.*	14	2,164
Intel Corp.	78	1,674
KLA-Tencor Corp.	46	2,028
Lam Research Corp.*	36	1,796
Linear Technology Corp.	52	1,809
LSI Corp.*	292	1,808
Marvell Technology Group Ltd.*	86	1,635
Maxim Integrated Products, Inc.	72	1,859
MEMC Electronic Materials, Inc.*	146	1,619
Microchip Technology, Inc.	50	1,824
Micron Technology, Inc.*	232	2,445
National Semiconductor Corp.	126	1,910
NVIDIA Corp.*	124	2,966
Texas Instruments, Inc.	52	1,763
Xilinx, Inc.	62	1,996

Total Semiconductors & Semiconductor Equipment		41,684

Software 0.8%
Activision Blizzard, Inc.	144	1,626
Adobe Systems, Inc.*	60	1,983
Autodesk, Inc.*	48	1,953
BMC Software, Inc.*	38	1,813
CA, Inc.	72	1,714
Citrix Systems, Inc.*	26	1,643
Electronic Arts, Inc.*	114	1,777
Intuit, Inc.*	38	1,783
McAfee, Inc.*	36	1,724
Microsoft Corp.	66	1,830
Nuance Communications, Inc.*	94	1,911
Oracle Corp.	62	1,986
Red Hat, Inc.*	38	1,570
Salesforce.com, Inc.*	12	1,550
Symantec Corp.*	100	1,761
Synopsys, Inc.*	64	1,736
VMware, Inc. — Class A*	20	1,710

Total Software		30,070

Specialty Retail 0.8%
Abercrombie & Fitch Co. — Class A	34	1,714
Advance Auto Parts, Inc.	26	1,662
American Eagle Outfitters, Inc.	100	1,446
AutoZone, Inc.*	6	1,521
Bed Bath & Beyond, Inc.*	38	1,824
Best Buy Co., Inc.	38	1,292
CarMax, Inc.*	50	1,633
GameStop Corp. — Class A*	84	1,770
Gap, Inc.(The)	78	1,503
Home Depot, Inc.	56	2,059
Limited Brands, Inc.	50	1,462
Lowe’s Cos., Inc.	74	1,835
O’Reilly Automotive, Inc.*	28	1,591
PetSmart, Inc.	44	1,771
Ross Stores, Inc.	26	1,695
Staples, Inc.	76	1,696
Tiffany & Co.	26	1,511
TJX Cos., Inc.	36	1,706
Urban Outfitters, Inc.*	44	1,488

Total Specialty Retail		31,179

Textiles, Apparel & Luxury Goods 0.2%
Coach, Inc.	30	1,623
Gildan Activewear, Inc.*	56	1,647
NIKE, Inc. — Class B	20	1,650
Polo Ralph Lauren Corp.	16	1,715
V.F. Corp.	20	1,654

Total Textiles, Apparel & Luxury Goods		8,289

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	148	1,625
New York Community Bancorp, Inc.	100	1,832
People’s United Financial, Inc.	136	1,756

Total Thrifts & Mortgage Finance		5,213

Tobacco 0.2%
Altria Group, Inc.	70	1,645
Lorillard, Inc.	20	1,505
Philip Morris International, Inc.	30	1,717
Reynolds American, Inc.	54	1,718

Total Tobacco		6,585

Trading Companies & Distributors 0.1%
Fastenal Co.	32	1,858
W.W. Grainger, Inc.	14	1,840

Total Trading Companies & Distributors		3,698

Water Utilities 0.0%(a)
American Water Works Co, Inc.	68	1,734

Total Water Utilities		1,734

Wireless Telecommunication Services 0.3%
American Tower Corp. — Class A*	32	1,628
Crown Castle International Corp.*	40	1,687
MetroPCS Communications, Inc.*	140	1,810
NII Holdings, Inc.*	42	1,763

6

RYDEX MSCI ACWI EQUAL WEIGHT ETF SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2011

		Market
	Shares	Value

Rogers Communications, Inc.	46	$1,606
SBA Communications Corp. — Class A*	42	1,714
Sprint Nextel Corp.*	444	2,007
Telephone & Data Systems, Inc.	46	1,644

Total Wireless Telecommunication Services		13,859

Total Common Stocks (Cost $1,119,806)		1,135,586

EXCHANGE TRADED FUNDS 71.3%

Rydex MSCI EAFE Equal Weight ETF†	37,750	1,628,163
Rydex MSCI Emerging Markets Equal Weight ETF†	31,188	1,228,495

Total Exchange Traded Funds (Cost $2,855,474)		2,856,658

SHORT TERM INVESTMENTS 0.4%

SSgA Government Money Market Fund	15,500	15,500

Total Short Term Investments (Cost $15,500)		15,500

Total Investments 100.0%(b) (Cost $3,990,780)		4,007,744

Other Assets in Excess of Liabilities — 0.0%(a)		464

Net Assets — 100.0%		$4,008,208

*	Non-Income Producing Security.

†	Investment in an affiliated issuer

(a)	Amount represents less than 0.05% of net assets.

(b)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs. (Note G)
Tracking Stock — A security issued by a parent company that tracks the performance of a particular division.

7

RYDEX MSCI ACWI EQUAL WEIGHT ETF
INVESTMENT CONCENTRATION
At January 31, 2011, the investment diversification of the Portfolio was as follows:

Country	% of Net Assets

International	71.3%
United States	25.3
Canada	1.7
Ireland	0.6
Switzerland	0.4
Bermuda	0.3
Liberia	0.1
Netherlands Antilles	0.1
Panama	0.1
Singapore	0.1

Total Investments	100.0%

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2011
For information on other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. Securities listed on a domestic securities exchange are valued based on the last sale price as of the close of regular trading hours on the New York Stock Exchange (“NYSE”) or, in the absence of recorded sales, are valued at the most recent bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. The Funds invest in money market mutual funds, which are valued at their Net Asset Value per share (NAV).
Investments for which market quotations are not readily are fair valued as determine in good faith by Security Global Investors, an affiliated entity, under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade, (ii) in connection with futures contracts and options thereupon, and other derivative instruments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contacts and other derivative investments trade in the cash market, and (iii) other information and considerations, including current values in related-markets.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
The value of domestic equity index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.
Debt securities with a maturity greater than 60 days are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a security is valued at the reported bid price, at the close of business. Short-term debt securities, with a maturity of 60 days or less are valued at amortized cost, which approximates market value.
B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from portfolio fund transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, net of foreign tax withholdings. Interest income is recorded on the accrual basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
C. Distributions of net investment income and net realized capital gains in the Funds, if any, are declared at least annually and are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for items such as derivatives, losses deferred due to wash sales and post-October losses, and excise tax regulations. Net investment income and loss, net realized gains and losses, and net assets are not affected by these differences.
D. The Rydex 2x S&P 500 ETF and Rydex Inverse 2x S&P 500 ETF utilized stock index futures contracts for liquidity and to gain exposure to the Underlying Index. Futures contracts are contracts for delayed delivery of securities at a specified futures delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011
are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default, there is minimal counterparty credit risk to the Funds.
E. The Rydex 2x S&P 500 ETF and Rydex Inverse 2x S&P 500 ETF utilized domestic equity index swap agreements for liquidity and to gain exposure to the Underlying Index, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity index, in return for periodic payment based on a fixed or variable interest rate. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses. There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Since swaps are not exchange-traded, there is an element of counterparty credit risk to the Funds. The risk is managed through the terms of the swap contracts which include trigger points to terminate the current contract based on pre-determined thresholds and limit the amount of potential loss. Although the Trust will not enter into any swap agreement unless Security Global Investors believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.
F. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.
G. In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. The inputs are summarized in three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities. The types of assets and liabilities carried at Level 1 fair value generally are government and agency securities, equities listed in active markets and stock index futures.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). The types of assets and liabilities carried at Level 2 fair value generally are domestic equity index swaps and short term securities with maturities of 60 days or less, including repurchase agreements.
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
Transfers between investment Levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011
The following table summarizes the inputs used to value the Funds’ net assets as of January 31, 2011:

		Level 1		Level 2
	Level 1	Other	Level 2	Other	Level 3
	Investments in	Financial	Investments	Financial	Investments
Fund	Securities	Instruments	in Securities	Instruments	in Securities	Total

Assets
Rydex S&P Equal Weight ETF	$3,347,975,326	$—	$—	$—	$—	$3,347,975,326
Rydex Russell Top 50 ETF	367,184,963	—	—	—	—	367,184,963
Rydex S&P 500 Pure Value ETF	72,125,903	—	—	—	—	72,125,903
Rydex S&P 500 Pure Growth ETF	209,273,612	—	—	—	—	209,273,612
Rydex S&P MidCap 400 Pure Value ETF	52,181,142	—	—	—	—	52,181,142
Rydex S&P MidCap 400 Pure Growth ETF	490,760,035	—	—	—	—	490,760,035
Rydex S&P SmallCap 600 Pure Value ETF	103,770,456	—	—	—	—	103,770,456
Rydex S&P SmallCap 600 Pure Growth ETF	26,269,908	—	—	—	—	26,269,908
Rydex S&P Equal Weight Consumer Discretionary ETF	27,244,699	—	—	—	—	27,244,699
Rydex S&P Equal Weight Consumer Staples ETF	13,920,037	—	—	—	—	13,920,037
Rydex S&P Equal Weight Energy ETF	27,040,447	—	—	—	—	27,040,447
Rydex S&P Equal Weight Financials ETF	19,974,500	—	—	—	—	19,974,500
Rydex S&P Equal Weight Health Care ETF	58,061,207	—	—	—	—	58,061,207
Rydex S&P Equal Weight Industrials ETF	50,327,497	—	—	—	—	50,327,497
Rydex S&P Equal Weight Materials ETF	44,791,492	—	—	—	—	44,791,492
Rydex S&P Equal Weight Technology ETF	111,850,913	—	—	—	—	111,850,913
Rydex S&P Equal Weight Utilities ETF	20,552,311	—	—	—	—	20,552,311
Rydex 2x S&P 500 ETF	77,042,439	1,156,489	4,009,000	—	—	82,207,928
Rydex Inverse 2x S&P 500 ETF	—	—	41,619,000	1,021,817	—	42,640,817
Rydex Russell Midcap® Equal Weight ETF	6,345,891	—	—	—	—	6,345,891
Rydex Russell 1000® Equal Weight ETF	7,922,709	—	—	—	—	7,922,709
Rydex Russell 2000® Equal Weight ETF	6,260,675	—	71	—	—	6,260,746
Rydex MSCI EAFE Equal Weight ETF	17,033,182	—	—	—	—	17,033,182
Rydex MSCI Emerging Markets Equal Weight ETF	11,829,590	—	—	—	30,232	11,859,822
Rydex MSCI ACWI Equal Weight ETF	4,007,744	—	—	—	—	4,007,744
Liabilities
Rydex S&P Equal Weight ETF	—	—	—	—	—	—
Rydex Russell Top 50 ETF	—	—	—	—	—	—
Rydex S&P 500 Pure Value ETF	—	—	—	—	—	—
Rydex S&P 500 Pure Growth ETF	—	—	—	—	—	—
Rydex S&P MidCap 400 Pure Value ETF	—	—	—	—	—	—
Rydex S&P MidCap 400 Pure Growth ETF	—	—	—	—	—	—
Rydex S&P SmallCap 600 Pure Value ETF	—	—	—	—	—	—
Rydex S&P SmallCap 600 Pure Growth ETF	—	—	—	—	—	—
Rydex S&P Equal Weight Consumer Discretionary ETF	—	—	—	—	—	—
Rydex S&P Equal Weight Consumer Staples ETF	—	—	—	—	—	—
Rydex S&P Equal Weight Energy ETF	—	—	—	—	—	—
Rydex S&P Equal Weight Financials ETF	—	—	—	—	—	—
Rydex S&P Equal Weight Health Care ETF	—	—	—	—	—	—
Rydex S&P Equal Weight Industrials ETF	—	—	—	—	—	—
Rydex S&P Equal Weight Materials ETF	—	—	—	—	—	—

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (continued)	January 31, 2011

		Level 1		Level 2
	Level 1	Other	Level 2	Other	Level 3
	Investments in	Financial	Investments	Financial	Investments
Fund	Securities	Instruments	in Securities	Instruments	in Securities	Total

Rydex S&P Equal Weight Technology ETF	—	—	—	—	—	—
Rydex S&P Equal Weight Utilities ETF	—	—	—	—	—	—
Rydex 2x S&P 500 ETF	—	—	—	808,485	—	808,485
Rydex Inverse 2x S&P 500 ETF	—	263,375	—	—	—	263,375
Rydex Russell Midcap® Equal Weight ETF	—	—	—	—	—	—
Rydex Russell 1000® Equal Weight ETF	—	—	—	—	—	—
Rydex Russell 2000® Equal Weight ETF	—	—	—	—	—	—
Rydex MSCI EAFE Equal Weight ETF	—	—	—	—	—	—
Rydex MSCI Emerging Markets Equal Weight ETF	—	—	—	—	—	—
Rydex MSCI ACWI Equal Weight ETF	—	—	—	—	—	—

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	January 31, 2011
Other financial instruments may include futures contracts and/or swap agreements, which are reported as unrealized gain/loss at period end.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended January 31, 2011:
LEVEL 3 — Fair value measurement using significant unobservable inputs

	Common Stock	Total

Rydex MSCI Emerging Markets Equal Weight ETF
Assets:
Beginning Balance	$—	$—
Total realized gains or losses included in earnings	—	—
Total unrealized gains or losses included in earnings	(3,846)	(3,846)
Purchases	34,078	34,078
Sales	—	—
Transfers in to Level 3	—	—
Transfers out of Level 3	—	—

Ending Balance	$30,232	$30,232

The Funds adopted updated provisions surrounding fair value measurements and disclosures effective November 1, 2009. This update applies to the Funds’ disclosures about transfers in and out of all Levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy. Effective for interim and annual periods beginning after December 15, 2010, purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.
For the period ended January 31, 2011, there were no significant transfers between Levels.
Subsequent Events
Management has evaluated events or transactions that may have occurred since January 31, 2011, that would merit recognition or disclosure in the financial statements. This evaluation was completed through the issuance date of the financial statements and there were no transactions or events to be reported.

Item 2. Controls and Procedures.
(a)	The President and Treasurer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.
Item 3. Exhibits.
            A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Rydex ETF Trust

By:	/s/ Richard Goldman
Richard Goldman
President

Date:	March 31, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard Goldman
Richard Goldman
President

Date:	March 31, 2011

By:	/s/ Nikolaos Bonos
Nikolaos Bonos
Treasurer

Date:	March 31, 2011